UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 033-42180
Pre-Effective Amendment No.□
Post-Effective Amendment No. 41☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-05311
Amendment No. 66☑
(Check appropriate box or boxes.)
Nationwide VLI Separate Account-2

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2013

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2013 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America® FPVUL
Individual Flexible Premium Variable Universal Life Insurance Policies
Issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-2
The date of this prospectus is May 1, 2013.
This prospectus contains basic information about the policies that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable life insurance policies are complex products with unique benefits and advantages. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all within other life insurance products. With help from financial consultants and advisors, purchasers are encouraged to compare and contrast the costs and benefits of the policy described in this prospectus against those of other life insurance products, especially other variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the purchaser's life insurance objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
To obtain additional information, including free copies of prospectuses for the underlying mutual funds or a copy of the Statement of Additional Information, or to make service or transaction requests, contact Nationwide using any of the methods described in Contacting the Service Center.
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state. Contact Nationwide to review a copy of the policy and any Riders or endorsements. This prospectus contains all material rights and features of the policy, including any material variations in the policy, such as availability of certain Riders.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser's primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

Table of Contents (continued)

In Summary: Policy Benefits
Death Benefit
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the greater of the Total Specified Amount or the applicable percentage of Cash Value. The amount of the Death Benefit Proceeds will ordinarily not change for several years to reflect Investment Experience and may not change at all. If Investment Experience is favorable, the amount of the Death Benefit Proceeds may increase.
Death Benefit Option 2: The Death Benefit will be the greater of the Total Specified Amount plus the Cash Value as of the date of death or the applicable percentage of Cash Value, and will vary directly with Investment Experience.
Benefit Payout
Policy Proceeds will be paid out in a lump sum.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments.
Investment Options
Net Premium may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers a fixed investment option which will earn interest daily, see Fixed Account.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VLI Separate Account-2 contains one Sub-Account for each of the underlying mutual funds offered in the policy.
Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the Fixed Account and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center. Transfer requests may be subject to policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience, see Transfers Among and Between Policy Investment Options.

Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Unlike other variable insurance products Nationwide offers, these Individual Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before the Insured's death, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Examination Right
For a limited time, the policy owner may cancel the policy and receive a refund, see Right To Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Accidental Death Benefit Rider
•	Base Insured Term Rider
•	Change of Insured Rider
•	Children's Insurance Rider
•	Guaranteed Minimum Death Benefit Rider
•	Spouse Life Insurance Rider
•	Waiver of Monthly Deductions Rider
In Summary: Policy Risks
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, free look rights, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Nationwide may change policy and/or Rider charges and rates under the policy at any time. Changes in policy and/or Rider charges and rates will vary based upon changes in Nationwide's future expectations related to items such as company investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
Improper Use
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges.

Unfavorable Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Poor Investment Experience and the deduction of policy and Sub-Account charges may lower the policy's Cash Value potentially resulting in a Lapse of insurance coverage.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Fixed Account Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account subject to transfer restrictions, without penalty or adjustment. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Sub-Account Limitations
Frequent trading among the Sub-Accounts may dilute the value of Accumulation Units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Some mutual funds held by the Sub-Accounts assess a short-term trading fee in order to minimize the potentially adverse effects of short-term trading on the mutual fund. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund's prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center.
Risk of Policy Lapse
Cash Value can be reduced by Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Whenever Cash Value is insufficient to cover the policy's charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans and partial surrenders, subject to limitations. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Once a loan or surrender is taken, Cash Value will be reduced by the amount of the policy loan and/or the partial surrender and any associated charges.

In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the Fixed Account except where noted.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner buys the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Sales Load[1]	Upon making a Premium payment	Maximum $25 from each $1,000 of Premium	Current $25 from each $1,000 of Premium
Premium Taxes[1]	Upon making a Premium payment	$35 per $1,000 of Premium
Surrender Charges[2] † Representative – An age 35 male; non-tobacco preferred; Base Policy Specified Amount and Total Specified Amount of $250,000; Death Benefit Option 1	Upon surrender or policy Lapse	Minimum $357	Maximum $19,298	Representative $1,704
From the Policy's available Cash Value
Illustration Charge[3]	Upon requesting an illustration	Maximum $25	Current $0
Partial Surrender Fee	Upon a partial surrender	Maximum the lesser of $25 or 2% of the surrendered amount	Current $0
Short-Term Trading Fee[4]	Upon transfer of Sub-Account value out of a Sub-Account within 60 days after allocation to that Sub-Account	1% of the amount transferred from the Sub-Account within 60 days of allocation to that Sub-Account
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy's Data Pages for information about specific charges of the policy.
[1]	The maximum Sales Load and the Premium Taxes charge (collectively "Premium Load") represent the maximums that may be charged in any policy year, see Premium Load. Currently, the sales load is reduced to $5 per $1,000 of Premium payment on any portion of the annual Premium in excess of the break point Premium, as shown on the Policy Data Page.
[2]	The charge calculations shown assume an aggregate first year Premium in excess of the surrender target premium. The surrender target premium is an assumed Premium payment amount used in calculating the surrender charge. The surrender charge is based on the lesser of the surrender target premium and the Premiums paid in the first year from the Policy Date. The surrender target premium varies by: the Insured's sex; age (when the policy was issued); underwriting class and the Base Policy Specified Amount (and any increases). The maximum Surrender Charge calculation assumes: a female age 18; non-tobacco; Base Policy Specified Amount and Total Specified Amount $500,000; Death Benefit Option 1; and a full surrender occurring in the first year from the Policy Date. The minimum charge calculation assumes: a male age 75 or older; tobacco; Base Policy Specified Amount and Total Specified Amount $500,000; Death Benefit Option 1; and a full surrender occurring in the first year from the Policy Date.
[3]	The policy owner will be expected to pay the Illustration Charge at the time of the request. This charge will not be deducted from Cash Value.
[4]	Short-term trading fees are only assessed in connection with Sub-Accounts that correspond to underlying mutual funds that assess a short-term trading fee to the variable account, see Short-Term Trading Fees.

The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge Is Deducted	Amount Deducted From Cash Values
Cost Of Insurance Charge† Representative - An age 35 male; non-tobacco preferred; Bae Policy Specified Amount and Total Specified Amount of $250,000; Death Benefit Option 1	Monthly	Minimum $.05	Maximum $83.33	Representative $0.11
Per $1,000 of Net Amount At Risk - From the Policy's available Cash Value
Flat Extra Charge[1]	Monthly	Maximum $2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Mortality And Expense Risk Charge[2]	Daily based on annualized rate	Maximum $8.00 per $1,000 of Cash Value allocated to Sub-Accounts
Proportionately from the Sub-Accounts
Administrative Charge[3]	Monthly	Maximum $25	Current $12.50
From the Policy's available Cash Value
Increase Charge[4]	Monthly	Maximum $0.17 per $1,000 of Base Policy Specified Amount increase
From the Policy's available Cash Value
Policy Loan Interest[5]	Annually	Current and Maximum: $60 per $1,000 of outstanding policy loan
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy's Data Pages for information about specific charges of the policy.
[1]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge, see Cost of Insurance.
[2]	After the ninth policy year, the Mortality and Expense Risk Charge continues to be $8.00 per $1,000 of variable Cash Value on the first $25,000 of Cash Value, but only $5.00 per $1,000 on additional variable Cash Value. For policies issued in New York, the charge is reduced regardless of the Cash Value.
[3]	After the first policy year the monthly maximum Administrative Charge is $7.50, and the current amount deducted on a monthly basis is $5.
[4]	The increase charge will be deducted upon a request to increase the Base Policy Specified Amount and on a monthly basis for 12 months after the increase.
[5]	Interest is charged on the amount of an outstanding loan, but interest is also credited on amounts in the policy loan account, see Policy Loans. During years two through 14 from the Policy Date, the current interest crediting rate is 5.1%. Thereafter, the current interest crediting rate is 6.0% per annum for all loans (guaranteed minimum of 4.0%).

The next table describes the fees and expenses associated with Riders that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges For Riders
Charge	When Optional Charge Is Deducted	Amount Deducted From Cash Value
Accidental Death Benefit Rider† Representative - An age 35 male; non-tobacco preferred; Accidental Death Benefit of $100,000	Monthly	Minimum $0.05	Maximum $0.75	Representative $0.06
Per $1,000 of Accidental Death Benefit - From the Policy's available Cash Value
Base Insured Term Rider† Representative - An age 35 male; non-tobacco preferred; Base Policy Specified Amount $250,000; and Additional Death Benefit $250,000	Monthly	Minimum $0.02	Maximum $83.33	Representative $0.03
Per $1,000 of additional protection - From the Policy's available Cash Value
Children's Insurance Rider	Monthly	Maximum $0.43 Per $1,000 of Children's Insurance Rider Specified Amount
From the Policy's available Cash Value
Guaranteed Minimum Death Benefit Rider[1]	Monthly	Maximum $0.01 Per $1,000 of Guaranteed Minimum Death Benefit Rider Specified Amount
From the Policy's available Cash Value
Spouse Life Insurance Rider† Representative Spouse - An age 35 female; non-tobacco; Spouse Life Insurance Rider Specified Amount $100,000	Monthly	Minimum $0.10	Maximum $10.23	Representative $0.15
Per $1,000 of Spouse Death Benefit - From the Policy's available Cash Value
Waiver of Monthly Deductions Rider† Representative - An age 35 male; non-tobacco preferred; Total Specified Amount $250,000; and Death Benefit Option 1	Monthly	Minimum $85	Maximum $855	Representative $85
Per $1,000 of Deduction Waiver Benefit - From the Policy's available Cash Value
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy's Data Pages for information about specific charges of the policy.
[1]	The charge for this Rider is not assessed during the first three policy years.

The next table shows the minimum and maximum total operating expenses, as of December 31, 2012, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.28%	4.21%
Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the Fixed Account. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Account
Nationwide's obligations under the Fixed Account are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the Fixed Account.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the Fixed Account will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
Currently, the Fixed Account is the only fixed investment option available under the policy. In the future, Nationwide may offer one or more additional fixed accounts with characteristics that differ from those of the current option, but is under no obligation to do so. The effective annual rate Nationwide declares for the Fixed Account will never be less than 4%.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the Fixed Account may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the Fixed Account is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide's claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.

Restrictions on Transfers to and from the Fixed Account
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account, see Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that correspond to mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the policy may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy. Not all underlying mutual funds may be available in every state.
Some underlying mutual funds may assess short-term trading fees. The separate account will collect the short-term trading fee at the time of the transfer by reducing the amount transferred. All short-term trading fees collected are remitted to the underlying mutual fund, see Short-Term Trading Fees and Appendix A: Sub-Account Information.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
The Sub-Accounts available through this policy invest in underlying mutual funds of the companies listed below. For a complete list of the available Sub-Accounts, see Appendix A: Sub-Account Information. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.

•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Northern Lights Variable Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the New York Stock Exchange's (NYSE) close of business, normally 4:00 p.m. EST, on each day that it is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.

Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b) and then subtracting (c) where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period; and
(c)   is a factor representing the daily mortality and expense risk charge.
Nationwide determines the Sub-Account's Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-Term Trading Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading. Some underlying mutual funds may refer to short-term trading fees as "redemption fees." See Appendix A: Sub-Account Information for a complete list of available underlying mutual funds, including those that assess short-term trading fees.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in one Valuation Period, this counts as one transfer event. A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the form in which transfer requests will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the policy owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each policy starts with zero transfer events each January 1. See, however, the Other Restrictions provision below.
Managers of Multiple Policies
Some investment advisors/representatives manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. These multi-policy advisors will be required by Nationwide to submit all transfer requests via U.S. mail.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected. If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owner in their current underlying mutual fund allocation.

Fixed Account Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account.
Transfers to and/or from the Fixed Account may be restricted as follows:
•	Transfers to and/or from may be prohibited during the first policy year
•	Only one transfer to and/or from may be permitted every 12 months
Transfers to the Fixed Account may be restricted as follows:
•	Transfers to that exceed 25% of the value allocated to the Sub-Accounts (as of the end of the prior Valuation Period) may not be permitted
•	Transfers to that would result in the Fixed Account value exceeding 30% of the total Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
•	Transfers from, of more than 25% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted.
Amounts transferred to the Fixed Account may be credited interest at different rates, see Fixed Account. Transfers from the Fixed Account will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company, P.O. Box 182835, Columbus, Ohio 43218-2835
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center.
Nationwide may be required to provide information about a specific policy to government regulators. If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.

The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide's underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit and Cash Value accordingly.
To determine the adjusted Death Benefit, the Net Amount at Risk at the time of the Insured's death is multiplied by the ratio of the monthly cost of insurance applied at the true age in the policy month of death and the monthly cost of insurance that should have been applied at the true age in the policy month of death. This adjusted amount will be added to reflect the true age to the Cash Value of the policy at the Insured's death. The Cash Value will be adjusted to reflect the cost of insurance charges on the correct age from the Policy Date.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms, availability of certain investment options, free look rights, policy exchange rights, policy Lapse and/or reinstatement requirements, and surrender charge, suicide, and incontestability durations. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center.
Any modification or waiver of Nationwide's rights or requirements under the policy must be in writing and signed by Nationwide's president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account's operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide's general account and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide's claims paying ability.
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Insured.

Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide's approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide's approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies before the Insured, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares. If no named beneficiary survives the Insured, the Proceeds will be paid to the policy owner or the policy owner's estate.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
To Purchase
The policy is available for Insureds between the ages of 0 and 80. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $50,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Coverage
Nationwide will issue the policy only if the underwriting process has been completed, the application is approved, and the proposed Insured is alive and in the same condition of health as described in the application. However, full insurance coverage will take effect only after the minimum initial Premium is paid. Monthly charges are deducted from the policy's Cash Value beginning on the Policy Date.
Coverage Effective Date
Insurance coverage will begin and be In Force on the Policy Date shown on the Policy Data Page. For a change in the Base Policy Specified Amount and/or Rider Specified Amount, the effective date will be on the next monthly anniversary from the Policy Date after Nationwide approves the request. It will end upon the Insured's death, once the Proceeds are paid or when the policy matures. Coverage will also end if the policy Lapses.

Temporary Insurance Coverage
Temporary Insurance Coverage
Temporary insurance coverage (of an amount equal to the Total Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. Prospective purchasers must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Total Specified Amount, choice of death benefit option, and any Riders elected. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate five days from the date Nationwide mails a termination notice (accompanied by a refund equal to the Premium payment made). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which the policy is issued.
Right To Cancel (Examination Right)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "free look" period). The length of the free look period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum "free look" period is 10 days.
In order to cancel the policy during the free look period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor free look cancellation requests received by the last day of the free look period (if returned by US mail, the request must be post-marked by the last day of the free look period).
Free look cancellation requests received after the close of business on the date the free look period expires will not be canceled free of charge. If the policy is canceled, Nationwide will treat the policy as if it was never issued.
Within seven days of a free look cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.
Allocation of Net Premium During Free Look Period
Where state law requires the return of initial Premium for free look cancellations, Nationwide will allocate initial Net Premium to the Fixed Account as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the free look period expires. At the expiration of the free look period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and Fixed Account based upon the allocation instructions in effect at the time, on the next Valuation Period.
To Change Coverage
After the first policy year, the policy owner may request to change the Total Specified Amount. To change the Total Specified Amount, the policy owner must submit a written request to the Service Center. Changes to the Total Specified Amount will become effective on the next monthly policy anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Total Specified Amount changes to one increase and one decrease each policy year. Changes to the Total Specified Amount will typically alter the Death Benefit.
Increases
To increase the Total Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be Attained Age 80 or younger at the time of the request. Any request to increase the Total Specified Amount must be at least $10,000. An increase in the Total Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An additional Surrender Charge schedule will also apply whenever the Base Policy Specified Amount is increased. An increase in the Base Policy Specified Amount and/or Rider Specified Amount may cause an increase to the amount of subsequent Premium payments needed to keep the policy from Lapsing, see Lapse.

Decreases
The policy owner may request to decrease the Total Specified Amount. Nationwide applies Total Specified Amount decreases to the most recent Base Policy Specified Amount and/or Rider Specified Amount increase and continues applying the decrease backwards while still maintaining the original Total Specified Amount. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Base Policy Specified Amount shown on the Policy Data Page. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
Premium Payments
This policy does not require a scheduled payment of Premium to keep it In Force. The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist. Upon request, we will furnish Premium receipts.
Subsequent Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.
Initial Premium
The amount of initial Premium will depend on the initial Total Specified Amount of insurance, the death benefit option, and any Riders elected. Generally, the higher the required initial Total Specified Amount, the higher the initial Premium will be. Similarly, because Death Benefit Option 2 provides for a potentially greater Death Benefit than Death Benefit Option 1, Death Benefit Option 2 may require a higher amount of initial Premium. Also, the age, health, and activities of the Insured will affect Nationwide's determination of the risk of issuing the policy. In general, the greater this risk, the higher the initial Premium required.
Whether Nationwide will issue full insurance coverage depends on the Insured meeting all underwriting requirements, payment of the initial Premium, and delivery of the policy while the Insured is alive. Nationwide will not delay delivery of the policy to increase the likelihood that the Insured is not still living. Depending on the outcome of the underwriting process, more or less Premium may be necessary to issue the policy. If Nationwide does not issue the policy, the Premium payment will be returned within two business days.
The policy owner may pay the initial Premium to the Service Center or to an authorized representative. The initial Premium payment must be at least $50, equal to the minimum monthly Premium. The initial Premium payment will not be applied to the policy until the underwriting process is complete. Allocation of initial Net Premium will be determined by the right to examine law of the state or territory where the policy is issued, see Right to Cancel (Examination Right).
Subsequent Premiums
The policy owner may make additional Premium payments at any time while the policy is In Force, subject to the following:
•	During the first three policy years, the total Premium payments, less any outstanding Indebtedness, less any partial surrender fee, must be greater than or equal to the minimum Premium requirement in order to guarantee that the policy will remain In Force.
•	After the first three policy years, each Premium payment must be at least equal to the minimum monthly Premium.
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the IRS to qualify the policy as a contract for life insurance.
•	Nationwide may require that outstanding Indebtedness be repaid prior to accepting any additional Premium payments, see Lapse.
•	Nationwide will send scheduled Premium payment reminder notices to you according to the Premium payment method shown on the Policy Data Page. Subsequent Premium payments must be sent to the Service Center, see Contacting the Service Center.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the Fixed Account, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.

Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
To Exchange
The policy owner has an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, the policy owner may surrender this policy and use the Cash Surrender Value to purchase a new policy on the Insured's life without evidence of insurability. After the first 24 months of coverage, a policy owner may still surrender the policy and use the Cash Surrender Value to purchase a new policy on the Insured's life. However, issuance of the new policy will depend on the Insured providing satisfactory evidence of insurability.
The new policy may be one of Nationwide's available fixed benefit life insurance policies. The death benefit on the new policy may not be greater than the Death Benefit on this policy immediately prior to the exchange date. The new policy will have the same Total Specified Amount, Policy Date, and issue age. Nationwide will base Premium payments on the rates in effect for the same sex, Attained Age, and underwriting class of the Insured on the exchange date, unless otherwise required by state law. A policy owner may transfer Indebtedness to the new policy.
Exchange requests must be made on Nationwide forms and submitted to the Service Center. The policy must be In Force and not in a Grace Period. The policy owner must pay a Surrender Charge if applicable and surrender the policy to Nationwide. The policy owner must pay any money due on the exchange (any amount needed to ensure that the Cash Surrender Value of the new policy is the same as the Cash Surrender Value of this policy). The policy owner may request that any excess of the Cash Surrender Value of this policy over the Cash Surrender Value of the new policy be paid to the policy owner. The exchange may have adverse tax consequences. The new policy will take effect on the exchange date only if the Insured is alive. This policy will terminate when the new policy takes effect.
To Terminate (Surrender)
There are several ways that the policy can terminate. The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends. The policy will also terminate if it is fully surrendered.
Terminating the policy may result in adverse tax consequences.
Generally, if the policy has a Cash Surrender Value in excess of the Premiums paid, upon surrender the excess will be included in the policy holder's income for federal tax purposes, see Taxes. The Cash Surrender Value will be reduced by outstanding Indebtedness, see Policy Loans.
To Assign
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide's approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments.
Reminders, Reports and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send semi-annual and annual statements that show:
•	the Total Specified Amount;
•	minimum monthly Premiums;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.

Confirmations of individual financial transactions, such as transfers, partial Surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center. Alternatively, policy owners may receive information faster and reduce the amount of mail received by signing up for the eDelivery program. Go to www.nationwide.com/login to change document delivery preferences.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time after the first policy year, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.
IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s). Household delivery will continue for the life of the policies. A policy owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Individual delivery will resume within 30 days after receiving such notification.
Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the Fixed Account, except for the Mortality and Expense Risk Charge which is only deducted proportionally from the Sub-Accounts. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how interest is credited and charged, see Policy Loans.
Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insured. The Insured is assigned to an underwriting class based upon his/her age, sex (if not unisex classified), smoker status, type of evidence of insurability, and insurability status. The policy owner can request an illustration of specific costs and/or see the Policy's Data Pages for information about specific charges of their policy.
Nationwide may change policy and/or Rider charges and rates under the policy at any time. Changes in policy and/or Rider charges and rates will vary by changes in future expectations for factors including, but not limited to, Nationwide's investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insured's of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Base Policy Specified Amount  and Spouse Life Insurance Rider Specified Amount (if applicable) whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
Premium Load
Premium Load is comprised of the Sales Load and Premium Taxes. It will vary by policy based on the amount of Premium paid. It is deducted from each Premium payment to partially reimburse Nationwide for sales expenses and Premium taxes, and other expenses, including acquisition costs. The Premium Load also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.

Sales Load
The sales load portion of the Premium Load Charge is guaranteed not to exceed $25 per $1,000 of Premium and covers sales expenses. Currently, this charge is equal to $25 per $1,000 of Premium up to the break point Premium, and $5 per $1,000 of Premium in excess of the break point Premium. The break point Premium is shown in the Policy Data Page. Sales load is assessed each time a Premium payment is submitted.
Premium Taxes
Premium Taxes (as part of the Premium Load) are deducted from each Premium payment to reimburse Nationwide for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium. This amount is not the actual amount of the tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
Short-Term Trading Fees
Some mutual funds offered under the policy may assess (or reserve the right to assess) a short-term trading fee (sometimes called "redemption fee" by the mutual fund) in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-Term Trading Fees are intended to compensate the mutual fund (and policy owners with interests allocated in the Sub-Account) for the negative impact on mutual fund performance that may result from frequent, short-term trading strategies. Short-Term Trading Fees are not intended to affect the large majority of policy owners not engaged in such strategies.
Any Short-Term Trading Fee assessed by any mutual fund available in conjunction with the policy will equal 1% of the amount determined to be engaged in short-term trading. Short-Term Trading Fees will only apply to those Sub-Accounts corresponding to mutual funds that charge such fees (see the mutual fund's prospectus). Any Short-Term Trading Fees paid are retained by the mutual fund and are part of the mutual fund's assets. Policy owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.
For a complete list of the Sub-Accounts that assess (or reserve the right to assess) a Short-Term Trading Fee, see Appendix A: Sub-Account Information.
If a Short-Term Trading Fee is assessed, the mutual fund will charge the separate account 1% of the amount determined to be engaged in short-term trading. The separate account will then pass the Short-Term Trading Fee on to the specific policy owner that engaged in short-term trading by deducting an amount equal to the Short-Term Trading Fee from that policy owner's Sub-Account value. All such fees will be remitted to the mutual fund; none of the fee proceeds will be retained by Nationwide or the separate account.
When multiple allocations are made to a Sub-Account that is subject to Short-Term Trading Fees, transfers out of that Sub-Account will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees. In other words, Accumulation Units held the longest time will be treated as being transferred first, and Accumulation Units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to Short-Term Trading Fees, including:
•	scheduled and systematic transfers, such as those associated with dollar cost averaging programs and asset rebalancing programs (if available);
•	policy loans;
•	full or partial surrenders; or
•	payment of the Proceeds.
New share classes of certain currently available mutual funds may be added as investment options under the policy. These new share classes may require the assessment of Short-Term Trading Fees. When these new share classes are added, new Premiums and transfers to the Sub-Accounts in question may be limited to the new share class.
Illustration Charge
Illustration Charges are not deducted from Premium payments or Cash Value; rather they are paid at the time of an illustration request. Nationwide currently waives the Illustration Charge. The charge is intended to compensate Nationwide for the administrative costs of generating illustrations. Nationwide may elect in the future to assess an Illustration Charge. It will not exceed $25 per illustration requested.

Partial Surrender Fee
The policy owner may request a partial surrender after the first year from the Policy Date while the policy is In Force. The charge for a partial surrender compensates Nationwide for the administrative costs in calculating and generating the surrender amount. The maximum fee is the lesser of $25 or 2% of the dollar amount of the partial surrender. However, currently, there is no charge for a partial surrender. The Cash Value available for a partial surrender is subject to any Indebtedness.
Surrender Charge
A surrender charge will apply if the policy is surrendered during the first nine years from the Policy Date, Lapsed, or a decrease in the Base Policy Specified Amount is requested. Surrender charges compensate Nationwide for policy underwriting and sales expenses. The charge will be deducted the policy's Cash Value. The surrender charge is reduced by any partial surrender charge actually paid on previous decreases in the Base Policy Specified Amount.
The following tables illustrate the maximum initial surrender charge per $1,000 of initial Base Policy Specified Amount for policies which are issued on a standard basis, see Appendix C: Illustrations of Surrender Charges.
Initial Base Policy Specified Amount $50,000-$99,999
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$ 7.776	$ 7.521	$ 8.369	$ 7.818
35	$ 8.817	$ 8.398	$ 9.811	$ 8.891
45	$12.191	$11.396	$13.887	$12.169
55	$15.636	$14.011	$18.415	$15.116
65	$22.295	$19.086	$26.577	$20.641
Initial Base Policy Specified Amount $100,000 or More
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$ 5.776	$ 5.521	$ 6.369	$ 5.818
35	$ 6.817	$ 6.398	$ 7.811	$ 6.891
45	$ 9.691	$ 8.896	$11.387	$ 9.669
55	$13.136	$11.511	$15.915	$12.616
65	$21.295	$18.086	$25.577	$19.641
Special guaranteed maximum surrender charges apply in Pennsylvania, see Appendix C: Illustrations of Surrender Charges. Ask for an illustration or see the Policy Data Page for more information.
The surrender charge amount decreases over time and Nationwide will deduct the surrender charge based on the following schedule:
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount increase:	Surrender Charge as a Percentage of Initial Surrender Charge
0	100%
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	40%
8	30%
9 and After	0%
There are two components to the surrender charge: the underwriting component and the sales component. The underwriting component is based upon the Insured's age when the policy is issued and covers costs associated with underwriting. The sales expense component, which is based on and varies by the Insured's sex, age when the policy is issued, and underwriting class, covers sales expenses including processing applications, conducting medical exams, determining insurability (and the Insured's underwriting class), and establishing policy records. Additional information can be found in the Statement of Additional Information which can be requested, free of charge, by contacting the Service Center.
Nationwide will waive the surrender charge if the policy is surrendered in exchange for a plan of permanent fixed life insurance offered by Nationwide, subject to the following:
•	the exchange and waiver may be subject to new, satisfactory evidence of insurability and Nationwide's underwriting approval; and
•	the Waiver of Monthly Deductions Rider has not been invoked.
Nationwide may impose a new surrender charge on the policy received in the exchange.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and Fixed Account allocations on the Policy Date and on each monthly anniversary of the Policy Date. The charge is intended to cover Nationwide's expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's sex; age; underwriting class, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount and Spouse Life Insurance Rider Specified Amount (if applicable). The cost of insurance rate is based on Nationwide's expectations as to future mortality and expense experience, investment earnings, persistency, and taxes.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the monthly anniversary of the Policy Date. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount and Spouse Life Insurance Rider Specified Amount (if applicable), if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy's Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy's Cost of Insurance Charge, the policy's Cash Value could increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. An increase in the Base Policy Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount may require larger or additional Premium payments in order to avoid Lapsing the Policy.
The rate class of an Insured may affect the cost of insurance rate. Nationwide currently places Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "non medical" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a non medical basis, actual rates will be higher than the current cost of insurance rates being charged that are medically underwritten.

Mortality and Expense Risk Charge
The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for assuming the risk associated with mortality and expense risk costs. The mortality risk is that the Insured will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
Though the maximum guaranteed mortality and expense risk charge is higher, currently, this charge is deducted on a daily basis according to the following schedule. During the first through ninth year from the Policy Date, the annualized charge is $8.00 per $1,000 of Cash Value. After the ninth year, this annualized charge is $8.00 per $1,000 on the first $25,000 of Cash Value and $5.00 per $1,000 of additional Cash Value.
Administrative Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping. The charge is currently $12.50 per month through the first year from the Policy Date. The maximum guaranteed charge is $7.50 per month.
Increase Charge
The increase charge is deducted from the Cash Value when the policy owner requests an increase in the Base Policy Specified Amount. It is used to cover the cost of underwriting the requested increase and processing and distribution expenses related to the increase.
The increase charge is comprised of two components: underwriting and administration; and sales. The underwriting and administration component is equal to $1.50 per year per $1,000 of increase. The sales component is equal to $0.54 per year per $1,000 of increase. Together, the maximum charge totals $2.04 per year ($0.17 per month).
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
Reduction of Charges
The policy may be purchased by individuals, corporations, and other entities. Nationwide may reduce or eliminate certain charges (Sales Load, Surrender Charge, administrative charges, Cost of Insurance Charge, or other charges) where the size or nature of the group allows Nationwide to realize savings with respect to sales, underwriting, administrative, or other costs. Where prohibited by state law, Nationwide will not reduce charges associated with the policy.
Nationwide determines the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium Nationwide expects to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time Nationwide expects the individual policies to be in force; and any other circumstances which are rationally related to the expected reduction in expenses.
Nationwide may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges. Policy owners should consult with a registered representative about reductions available and, where appropriate, obtain an illustration demonstrating the impact of any reduced charges on the policy.
Nationwide may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services provided.
Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package of its broker-dealer firms. Nationwide may vary the form of compensation paid or the amounts paid as commission, expense allowance, or marketing allowance; however, the total compensation will not exceed the maximum (99% of first year premium and no more than 4% of any excess and renewal premium). Commission may also be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.25% of the non-loaned Cash Value per year.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual registered representatives typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the registered representative to know the exact compensation arrangement associated with this policy.
Information on Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which includes reducing the prices of the policies, paying expenses that Nationwide or its affiliates incurs in promoting, marketing, and administering the policies and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Received
For the year ended December 31, 2012, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Nationwide also considers whether the underlying mutual fund's advisor or subadvisor is an affiliate or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy and underlying mutual fund fees and charges have a direct effect on the policy's investment performance.
Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy's Riders. There may be additional charges assessed for elected Riders, see In Summary: Fee Tables. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each monthly anniversary of the Policy Date by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first monthly anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see In Summary: Fee Tables.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals in Taxes, and Policy Loans.

Accidental Death Benefit Rider
Subject to Nationwide's underwriting approval, this Rider may be elected at any time. The Rider pays a benefit, in addition to the Death Benefit, to the named beneficiary upon the Insured's accidental death. The benefit continues until the Insured reaches Attained Age 70. The policy owner will be charged for this Rider: so long as the policy remains In Force and the Rider's term has not expired; until the benefit has been paid or until the policy owner terminates the Rider in writing at the Service Center.
The charge for this benefit is deducted from the policy's Cash Value, therefore this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Otherwise, the benefit of this Rider and the Death Benefit are independent of one another.
Accidental Death Benefit Rider Charge
The charge for this Rider compensates Nationwide for providing coverage in the event of the Insured's accidental death, meaning the Insured's death as a result of bodily injury caused by external, violent and accidental means from a cause other than a risk not assumed. The charge is the product of the Accidental Death Benefit Rider Specified Amount and the accidental death benefit cost of insurance rate. The accidental death benefit cost of insurance rate is based on Nationwide's expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class and any Substandard Ratings.
Base Insured Term Rider
Subject to Nationwide's underwriting approval, this Rider is available when the policy is In Force. The benefit is term life insurance on the Insured, in addition to the Death Benefit, payable to the beneficiary upon the Insured's death.
The benefit amount varies monthly and is based on the elected death benefit option. The policy owner may renew coverage annually until the Insured reaches Attained Age 95, when this Rider's term expires. Because the charge for this benefit is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Before deciding whether to purchase the Rider it is important to know that when this Rider is purchased, the compensation received by the registered representative and his or her firm is less than when compared to purchasing insurance coverage under the base policy. As a result of this compensation reduction, the charges assessed for the cost of insurance under the Rider will be lower for a significant period of time. There are instances where the Rider may require lower Premium to maintain the total death benefit over the life of the policy or may require higher Premium when compared to not purchasing the Rider at all. When the Rider is purchased, the Maturity Date for coverage under the Rider may not be extended (resulting in a loss of coverage at maturity).
Base Insured Term Rider Charge
The charge for this Rider compensates Nationwide for providing term life insurance on the Insured. The charge is the product of the Rider Specified Amount and the additional protection cost of insurance rate. The additional protection cost of insurance rate is based on an expectation as to the Insured's mortality. The additional protection cost of insurance rate will vary by: the Insured's sex; Attained Age; underwriting class; any Substandard Ratings; and the Rider Specified Amount.
Change of Insured Rider
The benefit associated with the Change of Insured Rider is that the policy owner may designate a new Insured, subject to insurability and other conditions. The costs and benefits under the policy after the change will be based on the underwriting classification and characteristics of the new Insured. However, it will have no impact on the policy's Total Specified Amount. This Rider can be elected at any time while the policy is In Force.
Change of Insured Rider Charge
There is no charge associated with the Change of Insured Rider.

Children's Term Insurance Rider
Subject to underwriting approval, a policy owner may purchase term life insurance on the Insured's children at any time while the policy is In Force. If an insured child dies while the policy is In Force and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or next following the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured would have reached Attained Age 65. Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until the benefit is paid, or until the Rider is terminated by written request to the Service Center.
Children's Term Insurance Rider Charge
A monthly Children's Term Insurance Rider Charge will be deducted if this Rider is elected. The Children's Term Insurance Rider Charge compensates Nationwide for providing term insurance on the lives of each Insured child. The Rider charge will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if the number of children covered under the Rider changes. Nationwide may decline a request to add another child based on underwriting standards.
Guaranteed Minimum Death Benefit Rider
This Rider is only available at application and has no loan value or Cash Surrender Value. The purpose of this Rider is to keep the death benefit In Force and to prevent the policy from Lapsing. The benefit is a death benefit payable to the beneficiary, less any Indebtedness and any withdrawals.
Guaranteed Minimum Death Benefit Rider Charge
There is no charge for this Rider during the first three policy years. In the first month of the third Policy year, this charge will begin and after the third Policy year, this Rider ensures that the base policy will remain In Force even if the Cash Surrender Value is zero or less, as long as: 1) the Rider is In Force; 2) the Insured is alive; and 3) the annual Guaranteed Minimum Death Benefit Rider Minimum Premium requirement has been met. The annual Rider Minimum Premium is shown on the Policy Data Page and is based on the issue age, sex, Total Specified Amount, death benefit option and underwriting class of the Insured.
On each policy anniversary, Nationwide will determine if the Rider Minimum Premium requirement has been met. This requirement shall be met if the sum of all previous Premium payments under the policy, less any partial withdrawals and existing policy Indebtedness is greater than or equal to the sum of the annual Rider Minimum Premiums for the previous policy years. If this requirement is met, the policy is guaranteed to remain In Force during the next policy year, provided there are no new loans or partial withdrawals. If this requirement is not met, Nationwide will notify the policy owner of the Premium payments required in order to continue benefits under this Rider. A Grace Period of 61 days will be provided and if the required Premiums are not received during this Grace Period, the Rider will terminate without value. During this Grace Period, the Rider charge will still apply. During any policy year when benefits are being paid under the Waiver of Monthly Deduction Rider, the annual Rider Minimum Premium that policy year will be equal to zero.
Spouse Life Insurance Rider
The benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the death of the spouse named on the application ("Insured Spouse") to the designated beneficiary. If no beneficiary is designated, the benefit is payable to the Insured.
This Rider may be purchased at any time while the policy is In Force, subject to underwriting approval and the following age restrictions:
•	the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and
•	the Insured Spouse must be between Attained Age 18 and 69 at the time this Rider is elected.
This Rider will terminate on the earliest of: the policy anniversary on which the Insured Spouse reaches Attained Age 70, the date the Rider is converted to a new policy, the date the policy matures, or until the Rider or policy is terminated by written request to the Service Center.
This Rider has a conversion right. The Insured Spouse may exchange this Rider's benefit for a level premium, level benefit, permanent plan of whole life insurance, subject to limitations.

Spouse Life Insurance Rider Charge
A monthly Rider charge is deducted if this Rider is elected. The Spouse Life Insurance Rider Charge compensates Nationwide for providing term insurance on the life of the Insured Spouse. The Rider charge is the product of the Spouse Life Insurance Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate. The Insured Spouse life insurance cost of insurance rate is based on Nationwide's expectations as to the mortality of the Insured Spouse. The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Spouse Life Insurance Rider's Specified Amount.
The Spouse Life Insurance Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations. Because the Spouse Life Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Spouse Life Insurance Rider's Specified Amount.
Waiver of Monthly Deductions Rider
Subject to Nationwide's underwriting approval, this Rider can be elected at any time so long as the policy is In Force and it is before the Policy Date on or following the date the Insured reaches age 59.
Rider Benefit
The benefit associated with this Rider is a waiver of the policy's monthly deductions if the Insured becomes totally disabled, as defined in the Rider, for at least six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Contact the Service Center to obtain a copy of the Waiver of Monthly Deductions Rider applicable to the policy.
Disability During the First Three Years from the Policy Date
If the Insured becomes totally disabled for six consecutive months within the first three years from the Policy Date, the benefit is a credit to the policy in an amount necessary to keep the policy In Force as opposed to a waiver of the monthly deductions. The Cash Value will increase by the amount in which the minimum monthly premium exceeds the monthly deductions, just as if the minimum monthly premium had been paid.
Disability Following the First Three Years from the Policy Date
If the Insured becomes totally disabled for six consecutive months any time after the first three years from the Policy Date, the benefit is a waiver of the policy's monthly deductions. For example, if the policy owner becomes totally disabled for six consecutive months two years and eight months from the Policy Date, for the first four months, the benefit would be a credit equal to the amount necessary to keep the policy In Force. After that, the Rider's benefit becomes a waiver of the policy's monthly charges.
Following the third year from the Policy Date, the Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The policy owner may need to make additional premium payments to prevent Lapse. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force.
Benefit Duration
The benefit duration depends on the Insured's age when total disability begins. Before age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches age 65) . Between ages 60 and 63, the benefit continues until the Insured turns age 65. From age 63, the benefit lasts only for two years.
Waiver of Monthly Deductions Rider Charge
The charge for this Rider compensates Nationwide for the risks assumed in crediting and/or waiving policy charges during the Insured's total disability. The charge is the product of the amount of periodic charges deducted from the policy on a monthly basis (excluding the cost for this Rider) and the deduction waiver cost rate. The deduction waiver cost rate is based on Nationwide's expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.
The charge for this Rider is deducted proportionately from the Sub-Account and Fixed Account allocations; therefore, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Policy Owner Services
Dollar Cost Averaging
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A policy owner may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the free look period, whichever is later.
There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed until there is no more value left in the originating investment option(s) or until a policy owner instructs Nationwide to terminate the service. Policy owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:
•	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class R
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
to any other Sub-Account. Certain Sub-Accounts may or may not be available depending on when the policy was purchased, see Appendix A: Sub-Account Information for details on Sub-Account availability. Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time the program is elected.
Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A policy owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Automated Income Monitor
Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost. This program is only available to policies that are not modified endowment contracts.
Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, policy owners should consult with financial and tax advisors.
At the time of application for a program, Nationwide will provide policy owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next monthly anniversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist policy owners in determining whether to continue, modify, or discontinue an elected program. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
A policy owner's program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections:
1.	Payment type:
a.	Fixed Amount: If a policy owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or
b.	Fixed Duration: If a policy owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration.

2.	Illustration assumptions:
a.	an assumed variable rate of return specified by the policy owner from the available options stated in the election form;
b.	minimum Cash Surrender Value targeted by the policy owner to have remaining on the policy's Maturity Date, or other date specified by the policy owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date;
c.	a policy owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and
d.	payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.
Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse.
Note: Policy owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist policy owners with preventing Lapse. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
Automated Income Monitor programs are subject to the following additional conditions:
1.	To prevent adverse tax consequences, a policy owner can authorize Nationwide to make scheduled payments via policy loan when:
a.	the policy's cost basis is reduced to zero;
b.	a partial surrender within the first 15 policy years would be a taxable event;
c.	or to prevent the policy from becoming a MEC, see Taxes.
Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans.
2.	While a program is in effect, no Premium payment reminder notices will be sent; however, Premium payments will be accepted.
3.	Programs will terminate on the earliest of the following:
a.	Nationwide's receipt at the Service Center of a written request to terminate participation;
b.	at the time the policy enters a Grace Period or terminates for any reason;
c.	at the time of a requested partial surrender or policy loan outside the program;
d.	upon a change of policy owner;
e.	for income based on a fixed duration, the end of the period the policy owner specified at the time of election;
f.	on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the policy owner specified;
g.	at any time the scheduled partial surrender or policy loan would cause the policy to fail to qualify as life insurance under Section 7702 of the Code; or
h.	the policy's Maturity Date.
Nationwide will notify policy owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Policy Loans
After the expiration of the free look period and while the policy is In Force, a policy owner may take a policy loan. Loan requests must be submitted in writing to the Service Center.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.

Loan Amount
The minimum loan amount is $200. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value less any Surrender Charge, less interest due on the next policy anniversary. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide deducts an amount equal to the policy loan from the policy's Cash Value. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The maximum interest rate Nationwide may charge against Indebtedness is 6.00% per annum, see In Summary: Fee Tables for current interest charged rates. Rates may change and may vary by policy year. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will deduct an amount equal to the unpaid interest from the policy's Cash Value and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts deducted from the policy's Cash Value as unpaid interest charges will be deducted from the Sub-Accounts and the Fixed Account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Indebtedness is considered a part of the policy's Cash Value, therefore, upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrendering the Policy; Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will deduct interest charged on Indebtedness from the policy's Cash Value, and credit interest earned on collateral to the Cash Value:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse and/or;
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral and credited to the Cash Value will be less and in some cases, significantly less, than the interest charged against the Cash Value.

Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the policy's monthly deductions. Before any policy Lapse, there is a Grace Period during which the policy owner can take action to prevent the Lapse. Subject to certain conditions, the policy owner may reinstate a policy that has Lapsed.
Grace Period
The policy owner will receive notice when the Grace Period begins. The notice will state an amount of Premium required to avoid Lapse that is equal to four times the current monthly deductions. If this Premium amount is not paid within 61 days, the policy and all Riders will Lapse. The Grace Period will not alter the operation of the policy or the payment of Proceeds.
The policies will not Lapse during the first three policy years provided that on each monthly anniversary date 1) is greater than or equal to 2), where:
1)	is the sum of all Premiums paid to date minus any Indebtedness, minus any partial surrenders; and
2)	is the sum of monthly Premiums required since the Policy Date, including the monthly minimum Premium for the current monthly anniversary date.
If 1) is less than 2) and the Cash Surrender Value is less than zero, a Grace Period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient Premium to satisfy the minimum Premium requirement. If sufficient Premium is not paid by the end of the Grace Period, the policy will Lapse without value. In any event, the policy will not Lapse as long as there is a positive Cash Surrender Value.
Beginning with the fourth policy year, if the Cash Surrender Value on a monthly anniversary day is not sufficient to cover the current policy charges, a Grace Period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient Premium to cover the current policy charges due, plus an amount equal to three times the current monthly deduction.

Reinstatement
The policy owner may reinstate a Lapsed policy by:
•	Submitting a written request at any time within three years after the end of the Grace Period and prior to the Maturity Date; and
•	Providing further satisfactory evidence of insurability that Nationwide may require; and
❍	Paying an amount of Premium equal to the minimum monthly Premiums missed since the beginning of the Grace Period, if the policy terminated in the first three policy years; or
❍	Paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period if the policy terminated in the fourth or later policy year; and
•	Paying sufficient Premium to keep the policy In Force for three months from the date of reinstatement; and
•	Paying or reinstating any Indebtedness against the policy which existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
The effective date of a reinstated policy, including any Riders, will be the monthly anniversary date on or next following the date the application for reinstatement is approved. If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of:
•	The Cash Value at the end of the Grace Period; or
•	The surrender charge for the year from the Policy Date in which the policy was reinstated.
Nationwide will add any Premiums or loan repayments made to reinstate the policy. The allocations to the Sub-Accounts in effect at the start of the Grace Period will be reinstated, unless the policy owner instructs otherwise.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner's written surrender request at the Service Center. Nationwide may also require the policy owner to return the policy. Nationwide may postpone payment of that portion of the Cash Surrender Value attributable to the Fixed Account for up to six months.
Policy Restoration after a Full Surrender
Prior to the Insured's death, Nationwide will permit restoration of a surrendered policy pursuant to established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges, see Policy Restoration Procedure in the Statement of Additional Information.
Partial Surrender
The policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after it has been In Force for one year from the Policy Date. Currently, there is no charge for partial surrenders. Partial surrenders are permitted if they satisfy the following requirements:
1)	The minimum amount of any partial surrender is $500;
2)	Partial surrenders may not reduce the Base Policy Specified Amount to less than $50,000;
3)	After a partial surrender, the Cash Surrender Value is greater than $500 or an amount equal to three times the current monthly deduction if higher;
4)	Maximum total partial surrenders in any policy year are limited to 10% of the total net Premium payments applied to the policy. Currently, this requirement is waived beginning in the 15th year if the Cash Surrender Value is $10,000 or more after the withdrawal; and
5)	After the partial surrender, the policy continues to qualify as life insurance under Section 7702 of the Code.
When a partial surrender is made, the Cash Value will be reduced by the amount of the partial surrender. Under Death Benefit Option 1, the Base Policy Specified Amount is reduced by the amount of the partial surrender, unless the Death Benefit is based on the applicable percentage of Cash Value. In that case, a partial surrender will decrease the Base Policy Specified Amount proportionally based on the applicable percentage of Cash Value by the amount the partial surrender exceeds the difference between the Death Benefit and Base Policy Specified Amount.

If a policy owner takes a partial surrender, Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts equal to the amount of the partial surrender. If there is insufficient value in the Sub-Accounts, Nationwide will surrender amounts from the Fixed Account.
Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Periodic Withdrawals, Non-Periodic Withdrawals, and Loans.
Reduction of Base Policy Specified Amount on a Partial Surrender
Nationwide will reduce the Cash Value of the policy by the amount of any partial surrender in the same proportion as how Cash Value is allocated among the Sub-Accounts. Nationwide will only reduce the Cash Value attributable to the Fixed Account when allocations in the Sub-Accounts are insufficient to cover the amount of the partial surrender.
Nationwide may reduce the Base Policy Specified Amount to ensure that the Net Amount At Risk does not increase due to a partial surrender. Because the policy's Net Amount At Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy's cost of insurance. The policy's charges going forward will be based on a new Base Policy Specified Amount that will change the calculation of those charges. Depending on changes in variables such as the Cash Value, these charges may increase or decrease after the reduction in Base Policy Specified Amount.
Any reduction to the Base Policy Specified Amount will be made in the following order:
•	against the most recent increase in the Base Policy Specified Amount;
•	against the next most recent increases in the Base Policy Specified Amount in succession; and
•	against the Base Policy Specified Amount under the original application.
The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, or if the Insured dies by suicide.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Death Benefit Options
Policy owners have a choice of one of two available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Death Benefit Option 1: The Death Benefit will be the greater of the Total Specified Amount or the applicable percentage of Cash Value. The amount of the Death Benefit Proceeds will ordinarily not change for several years to reflect Investment Experience and may not change at all. If Investment Experience is favorable, the amount of the Death Benefit Proceeds may increase.
Death Benefit Option 2: The Death Benefit will be the greater of the Total Specified Amount plus the Cash Value as of the date of death or the applicable percentage of Cash Value, and will vary directly with Investment Experience.

In connection with both death benefit options, the term "applicable percentage" means:
1.	250% when the Insured is Attained Age 40 or less at the beginning of a policy year; and
2.	When the Insured is above Attained Age 40, the percentage shown in the "Applicable Percentage of Cash Value Table".
Applicable Percentage of Cash Value Table
Attained Age	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
Attained Age	Percentage of Cash Value
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
Attained Age	Percentage of Cash Value
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	101%
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage set out in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.

•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount was accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Proceeds Upon Maturity
If the policy is In Force on the Maturity Date we will pay the Proceeds to the Policy Owner.
Normally, the Proceeds will be paid within seven days after receipt of the policy owner's written request for payment of Proceeds at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.

Extending Coverage Beyond the Maturity Date
Nationwide may offer to extend coverage beyond the Maturity Date to coincide with the Insured's death, after which Nationwide will pay the Proceeds to the beneficiary. During this time, the policy owner will still be able to request partial surrenders. The extension of coverage beyond the Maturity Date will be for the policy Cash Value. If the policy owner elects to extend coverage beyond the Maturity Date, the policy will be endorsed so that:
(1)	no changes to the Base Policy Specified Amount will be allowed;
(2)	no additional Premium payments will be allowed;
(3)	100% of the Cash Value will be transferred to the fixed account;
(4)	your policy's Death Benefit will become the Cash Value, irrespective of your previous death benefit option choice;
(5)	no additional monthly periodic charges will be deducted; and
(6)	loan interest will continue to be charged on Indebtedness.
The primary purpose of the coverage extension is to continue the life insurance coverage and avoid current income taxes on any earnings in excess of your cost basis if the maturity Proceeds are taken (see, "Surrendering the Policy; Maturity").
Assuming no Indebtedness on the Maturity Date and no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date coverage extension will equal or exceed the Proceeds at maturity. However, because the loan interest rate charged may be greater than loan interest credited, if you have an outstanding loan on or after the Maturity Date, Proceeds after the Maturity Date may be less than the proceeds at maturity.
Coverage beyond the Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code (see "The Death Benefit").
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.

Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. In addition, each donor is allowed a credit against the tax on five million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.
In general, in 2011 and 2012, an estate of less than $5,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. The American Taxpayer Relief Act ("ATRA") enacted on January 1, 2013, permanently provides for a maximum federal estate tax rate of 40% with an annually inflation adjusted $5 million exemption for estates of persons dying after December 31, 2012.
Under current law, an unlimited marital deduction is available for federal estate tax purposes for certain amounts that pass to the surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate subject to any applicable exemptions. As with the estate tax, the GSTT tax has been repealed for 2010; however, ATRA permanently provides for a GSTT rate of 40% with an annually inflation adjusted $5 million exemption.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the Insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift tax.
Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide will monitor the policy's compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.

Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums. If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment policy. Otherwise, Nationwide will reject the requested action or refund any Premium paid in excess of the modified endowment limits.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider added to the base policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy, based on the policy owner's individual facts and circumstances.
When the Policy is Life Insurance that is a Modified Endowment Contract
Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first 7 years exceed the amount that would have been paid if the policy provided for paid up benefits after 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent that at the time of the transaction the cash value of the policy exceeds the 'investment in the contract' (generally, the net Premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.
When the Policy is Life Insurance that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.

Distributions from life insurance policies that are not modified endowment contracts generally are treated as being first from the investment in the contract, and then from the income in the policy. Because premium payments are generally nondeductible, distributions not in excess of investment in the contract are generally not includible in income; instead, they reduce the owner's investment in the contract.
However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in death benefits may still be fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. The policy owner should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.
In addition, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrendering the Policy; Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or are deemed received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child)); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under section 1(e) begins for the taxable year; for 2013, that amount is $11,950.
Modified adjusted gross income is equal to gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner's modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies.
Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Internal Revenue Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes are includible in modified adjusted gross income.
Sale of a Life Insurance Policy
If a life insurance policy is sold for a gain, all or a portion of the gain will be treated as ordinary income. In Revenue Ruling 2009-13, the IRS concluded that the amount of gain realized from the sale of a life insurance policy is equal to the amount received (which can include relief from, or assumption of debt) over the owner's basis in the policy. The portion of the gain that is equal to the excess of the cash surrender value over the investment in the contract would be treated as ordinary income; any additional gain would be short or long-term capital gain, depending on the holding period. The ruling also concluded that the amount of gain resulting from the sale of a life insurance policy is equal to the excess of the amount received over the owner's basis in the policy (the investment in the contract reduced by the cost of insurance previously paid out of the cash value). Consequently, a sale may result in more gain than a surrender for the same amount.

Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of premium payments when the policy is surrendered in full. If, however, the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the transaction will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the Insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Taxation of Death Benefits
Federal Income Tax
The death benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary's gross income when it is paid.
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policy owner for the policy. Consequently, under this general rule, the entire death benefit, less the cost to the policy owner, will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.
There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied. First, if proper notice and consent are given and received, and if the insured was an employee at any time during the 12-month period before the insured's death, then Section 101(j) would not apply.
Second, if proper notice and consent are given and received and, at the time that the policy is issued, the insured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then Section 101(j) would not apply.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.

It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within 3 years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
Terminal Illness
Certain distributions made under a policy on the life of a "terminally ill individual" or a "chronically ill individual," as those terms are defined in the Code, are treated as death proceeds (see, "Taxation of Death Benefits").
Special Considerations for Corporations
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.

In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units. Based upon these expectations, no charge is being made against the policy's Accumulation Units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's Accumulation Units.

Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial advisor.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide VLI Separate Account-2
Organization, Registration, and Operation
Nationwide VLI Separate Account-2 is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of our other assets. The separate account's assets are held separately from Nationwide's other assets and are not part of Nationwide's general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of his or her money.

Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected policy owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VLI Separate Account-2 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-2.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.
The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices. The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.
In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and 21 other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of to the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 13, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. NRS continues to defend this case vigorously.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009." On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009, order granting class certification and remanded the class back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.
On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The lower court granted Nationwide's motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiff filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide has 30 days to file an opposition memorandum. Nationwide filed its memorandum in opposition to plaintiffs' petition for jurisdiction to the Ohio Supreme Court on February 27, 2013.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008, the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and on February 13, 2013, the Court extended the stay. Responsive pleadings are now due September 5, 2013. Lehman recently sent correspondence out to all defendants inviting settlement discussions which is under review.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-2 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the consolidated financial statements of the Company only as bearing on Nationwide's ability to meet the obligations under the policy. Policy owners should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets of the separate account.

Appendix A: Sub-Account Information
Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee, see Short-Term Trading Fees.
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	To maximize total return consistent with the Adviser's determination of reasonable risk.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and income.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seek high total investment return.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.
Dreyfus Stock Index Fund, Inc.: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.
Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth, current income and growth of income consistent with reasonable investment risk.
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth.
Federated Insurance Series - Federated Managed Tail Risk Fund II: Primary Shares (formerly, Federated Insurance Series - Federated Capital Appreciation Fund II: Primary Shares)
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Investment Objective:	To create an allocation mix which will maximize return while capturing the benefits of asset class diversification in periods of market volatility.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2007
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class R
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This Sub-Account is only available in policies issued before May 1, 2008
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This Sub-Account is only available in policies issued before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").

Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (formerly, Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series I Shares)
This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Van Kampen Asset Management
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (formerly, Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series I)
This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of current income and capital when consistent with its primary objective as a secondary objective.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide growth of investment.
Janus Aspen Series - Balanced Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Forty Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Initial Class
This Sub-Account is only available in policies issued before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	To provide growth of capital, and secondarily current income.
Designation: FF

Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT CardinalSM Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares
This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class Shares
This Sub-Account is only available in policies issued before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares
This Sub-Account is only available in policies issued before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 3
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 3
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 3
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
Oppenheimer Variable Account Funds - Oppenheimer Capital Income Fund/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Balanced Fund/VA: Non-Service Shares)
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total investment return which includes current income and capital appreciation in the value of its shares.

Oppenheimer Variable Account Funds - Oppenheimer Core Bond Fund/VA: Non-Service Shares
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income and, secondarily, capital appreciation when consistent with goal of high current income.
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares)
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3)
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Designation: STTF
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares)
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares)
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	Seeks maximum real return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class Shares of the Underlying PIMCO Funds
Designation: FF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as option, futures contracts or swap agreements.
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This Sub-Account is only available in policies issued before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital growth and current income.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This Sub-Account is only available in policies issued before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class
This Sub-Account is only available in policies issued before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Van Eck VIP Trust - Van Eck VIP Unconstrained Emerging Markets Bond Fund: Initial Class (formerly, Van Eck VIP Trust - Van Eck VIP Global Bond Fund: Initial Class)
This Sub-Account is only available in policies issued before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

Appendix B: Definitions
Accumulation Unit – The measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – The Insured's age upon the issue of full insurance coverage plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total of amounts allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness or due and unpaid policy charges.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on which the Insured reaches 100.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life Insurance Company, us, we, or our.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Policy Data Page(s) – The Policy Data Page(s) contains more detailed information about the policy, some of which is unique to the policy owner, the beneficiary, and the Insured.
Policy Date – The date the policy takes effect as shown on the Policy Data Page. Policy years, months, and anniversaries are measured from this date.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.
Premium – Amount(s) paid to purchase and maintain the policy.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.

Rider Specified Amount – The portion of the Total Specified Amount attributable to the Base Insured Term Rider.
SEC – The Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility, see Contacting the Service Center.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and smoking habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of trading on the NYSE.

Appendix C: Illustrations of Surrender Charges
Example 1. A female non-tobacco user, age 45, purchases a policy with a Base Policy Specified Amount of $50,000 and a scheduled Premium of $750. She now wishes to surrender the policy during the first policy year. By using the "Initial Surrender Charge" table reproduced below (also see "Surrender Charges"), the total surrender charge per thousand, multiplied by the Base Policy Specified Amount expressed in thousands, equals the total surrender charge of $569.80 ($11.396 x 50=569.80).
Example 2. A male non-tobacco user, age 35, purchases a policy with a Base Policy Specified Amount and a Total Specified Amount of $100,000 and a scheduled Premium of $1,100. He now wants to surrender the policy in the sixth policy year. The total initial surrender charge is calculated using the method illustrated above. (Surrender charge per 1,000=6.817 x 100 for a total of $681.70 maximum initial surrender charge). Because the fifth policy year has been completed, the maximum initial surrender charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table below. (Also see "Reductions to Surrender Charges"). In this case, $681.70 x 60%=$409.02, which is the amount we deduct as a total surrender charge.
The following tables illustrate the maximum initial surrender charge per $1,000 of initial Base Policy Specified Amount for policies that are issued on a standard basis:
Initial Base Policy Specified Amount $50,000-$99,999
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$ 7.776	$ 7.521	$ 8.369	$ 7.818
35	$ 8.817	$ 8.398	$ 9.811	$ 8.891
45	$12.191	$11.396	$13.887	$12.169
55	$15.636	$14.011	$18.415	$15.116
65	$22.295	$19.086	$26.577	$20.641
Initial Base Policy Specified Amount $100,000 or More
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$ 5.776	$ 5.521	$ 6.369	$ 5.818
35	$ 6.817	$ 6.398	$ 7.811	$ 6.891
45	$ 9.691	$ 8.896	$11.387	$ 9.669
55	$13.136	$11.511	$15.915	$12.616
65	$21.295	$18.086	$25.577	$19.641
Reductions to Surrender Charges
Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges
0	100%	5	60%
1	100%	6	50%
2	90%	7	40%
3	80%	8	30%
4	70%	9+	0%
The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years. If this policy is issued in Pennsylvania, please contact our Service Center for an illustration.

The current surrender charges are the same for all states. However, in Pennsylvania, the guaranteed maximum surrender charges are spread out over 14 years. The guaranteed maximum surrender charges in subsequent years in Pennsylvania are reduced in the following manner:
Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges
0	100%	5	60%	10	20%
1	100%	6	50%	11	15%
2	90%	7	40%	12	10%
3	80%	8	30%	13	5%
4	70%	9	25%	14+	0%
The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years. If this policy is issued in Pennsylvania, please contact our Service Center for an illustration.

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Net Cash Surrender Values, and Policy Account Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-800-848-6331
•	by mail to Nationwide Life Insurance Company P.O. Box 182835 Columbus, OH 43218-2835
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life Insurance Company and the policy. Information about Nationwide Life Insurance Company and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, DC 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
Investment Company Act of 1940 Registration File No. 811-05311
Securities Act of 1933 Registration File No. 033-42180

Nationwide VLI Separate Account-2
(Registrant)
Nationwide Life Insurance Company
(Depositor)
Service Center
P.O. Box 182835
Columbus, OH 43218-2835
1-800-848-6331
TDD: 1-800-238-3035
STATEMENT OF ADDITIONAL INFORMATION
Individual Flexible Premium Variable Universal Life Insurance Policies
This Statement of Additional Information ("SAI'') contains additional information regarding Individual Flexible Premium Variable Universal Life Insurance Policies offered by Nationwide Life Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2013 and the prospectuses for the mutual funds. The prospectus is incorporated by reference in this SAI. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus.
The date of this Statement of Additional Information is May 1, 2013.

General Information and History
Nationwide VLI Separate Account-2 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $168.3 billion as of December 31, 2012.
Nationwide VLI Separate Account-2
Nationwide VLI Separate Account-2 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. Nationwide established the Variable Account on May 7, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise the management of Nationwide or the management of the Variable Account. Nationwide serves as the custodian of the assets of the Variable Account.
Nationwide Investment Services Corporation (NISC)
The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).
Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed the maximum (99% of first year premium and no more than 4% of any excess and renewal premium). Commission may also be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.25% of the non-loaned Cash Value per year.
No underwriting commissions were paid to NISC for each of this Variable Account's last three fiscal years.
Services
Nationwide has responsibility for administration of the policies and the Variable Account. Nationwide also maintains the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.
Nationwide will maintain a record of all purchases and redemption of shares of the mutual funds.
Independent Registered Public Accounting Firm
The financial statements of Nationwide VLI Separate Account-2 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Underwriting Procedure
Nationwide underwrites the policies issued through Nationwide VLI Separate Account-2. The policy's cost of insurance depends upon the Insured's sex, issue age, risk class, and length of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies issued on Specified Amounts less than $100,000 are based on the 1980 Commissioners' Extended Term Mortality Table, Age Last Birthday (1980 CET). Guaranteed cost of insurance
2

rates for policies issued on Specified Amounts $100,000 or more are based on the 1980 Commissioners' Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). For policies issued in Texas on a standard basis ("Special Class–
Standard" in Texas), guaranteed cost of insurance rates for Specified Amounts less than $100,000 are based on 130% of the 1980 CSO. Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the standard guaranteed cost of insurance rate on a standard basis. That is, standard guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%. These mortality tables are sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco. As a component of base policy and Rider cost of insurance charges, we may deduct a "flat extra charge," which is an additional factor in determining the constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured. We apply the same flat extra charge to all Insureds that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class, or Substandard Rating, if any.
The rate class of an insured may affect the cost of insurance rate. Nationwide currently places Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Any change in the cost of insurance rates will apply to all Insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time. The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males. If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. The actual charges made during the policy year will be shown in the annual report delivered to policy owners.
Policy Restoration Procedure
Requests to restore a surrendered policy must meet the following requirements:
•	the request must be in writing and signed by the policy owner (if the surrender was a Code Section 1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);
•	the written request must be received at the Service Center within 30 days of the date the policy was surrendered (periods up to 60 days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);
•	the surrender Proceeds must be returned in their entirety; and
•	the insured must be alive on the date the restoration request is received.
No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.
A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:
•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to the allocations currently in effect on, and priced as of, the surrender date;
•	any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);
•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;
•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and
•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will be transferred as of the date(s) such transfers would have otherwise occurred.
Policy restoration is not a contract right of the policy; it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.
3

Maximum Surrender Charge and Maximum Surrender Charge Calculation
The surrender charge equals the underwriting component and 26.5% of the sales expense component. The underwriting component is designed to cover the administrative expenses associated with underwriting and issuing policies and varies by issue age in the following manner:
Per $1,000 of Initial Specified Amount
Issue Age	Specified Amounts less than $100,000	Specified Amounts $100,000 or more
0-35	$6.00	$4.00
36-55	$7.50	$5.00
56-80	$7.50	$6.50
The sales expense component will not exceed 26.5% of the lesser of the guideline level Premium required in the first year, or Premiums paid in the first policy year. The sales component is designed to reimburse us for expenses incurred in the distribution of the policies.
The maximum surrender charge under the policy is based on the following calculation.
Maximum Surrender Charge 26.50% multiplied by the lesser of (a) or (b),where:
(a)	=	the Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and
(b)	=	Premiums paid by the policy owner during the first policy year
Plus (c) multiplied by (d) where:
(c)	=	the Specified Amount divided by 1,000; and
(d)	=	the applicable rate from the "Administrative Target Factor" chart below.
The Surrender Target Factor allows the company to account for the probability that our costs incurred in the sales process will not be recouped. The Administrative Target Factor allows the company to account for the probability (at various ages) that death will occur and no surrender charge will be recouped.
Surrender Target Factor
Age	Male Non-Tobacco	Female Non-Tobacco	Male Tobacco	Female Tobacco
0	N/A	N/A	3.43	2.61
1	N/A	N/A	3.46	2.64
2	N/A	N/A	3.58	2.73
3	N/A	N/A	3.72	2.83
4	N/A	N/A	3.86	2.93
5	N/A	N/A	4.01	3.04
6	N/A	N/A	4.18	3.16
7	N/A	N/A	4.35	3.28
8	N/A	N/A	4.54	3.42
9	N/A	N/A	4.75	3.56
10	N/A	N/A	4.96	3.70
11	N/A	N/A	5.19	3.86
12	N/A	N/A	5.42	4.03
13	N/A	N/A	5.67	4.20
14	N/A	N/A	5.92	4.38
15	N/A	N/A	6.17	4.57
16	N/A	N/A	6.14	4.76
17	N/A	N/A	6.66	4.96
18	5.21	4.36	6.91	5.17
19	5.40	4.54	7.17	5.39
20	5.63	4.76	7.47	5.65
21	5.84	4.96	7.76	5.90
22	6.07	5.17	8.06	6.15
23	6.31	5.39	8.38	6.42
Age	Male Non-Tobacco	Female Non-Tobacco	Male Tobacco	Female Tobacco
24	6.56	5.62	8.73	6.70
25	6.84	5.86	9.11	7.00
26	7.13	6.12	9.51	7.32
27	7.45	6.39	9.94	7.65
28	7.78	6.68	10.41	8.01
29	8.14	6.99	10.90	8.38
30	8.56	7.34	11.46	8.81
31	8.96	7.68	12.03	9.22
32	9.39	8.04	12.62	9.66
33	9.85	8.42	13.26	10.12
34	10.34	8.82	13.93	10.61
35	10.85	9.24	14.65	11.13
36	11.39	9.69	15.41	11.67
37	11.97	10.16	16.21	12.24
38	12.58	10.66	17.06	12.85
39	13.23	11.18	17.96	13.48
40	13.95	11.77	18.94	14.17
41	14.67	12.35	19.95	14.86
42	15.44	12.95	21.00	15.58
43	16.26	13.60	22.12	16.34
44	17.12	14.27	23.30	17.13
45	18.04	14.99	24.55	17.96
46	19.02	15.74	25.86	18.83
47	20.06	16.55	27.26	19.75
4

Age	Male Non-Tobacco	Female Non-Tobacco	Male Tobacco	Female Tobacco
48	21.16	17.39	28.74	20.72
49	22.34	18.29	30.31	21.75
50	23.64	19.29	32.02	22.87
51	24.98	20.30	33.79	24.02
52	26.41	21.38	35.67	25.23
53	27.93	22.52	37.66	26.50
54	29.56	23.73	39.76	27.85
55	31.29	25.02	41.99	29.27
56	33.14	26.40	44.34	30.79
57	35.11	27.87	46.83	32.40
58	37.22	29.44	49.48	34.13
59	39.49	31.14	52.30	35.98
60	42.01	33.07	55.42	38.09
61	44.61	35.05	58.63	40.26
62	47.40	37.18	62.04	42.59
63	50.38	39.47	65.65	45.08
64	53.58	41.92	69.47	47.74
65	56.99	44.55	73.51	50.56
66	60.65	47.37	77.78	53.58
Age	Male Non-Tobacco	Female Non-Tobacco	Male Tobacco	Female Tobacco
67	64.57	50.41	82.30	56.81
68	68.78	53.71	87.12	60.31
69	73.33	57.30	92.26	64.13
70	78.52	61.49	98.10	68.57
71	83.82	65.79	103.99	73.14
72	89.50	70.49	110.27	78.11
73	95.58	75.59	116.89	83.47
74	102.05	81.11	123.85	89.23
75	108.92	87.06	131.11	95.38
76	116.22	93.48	138.65	101.95
77	123.91	100.35	146.41	108.92
78	132.14	107.81	154.56	116.44
79	141.00	115.96	163.19	124.59
80	150.61	124.91	172.42	133.51
81	160.93	134.65	182.18	143.16
82	172.06	145.31	192.54	153.68
83	183.91	156.85	203.37	165.03
84	196.41	169.27	214.56	177.14
85	209.46	182.58	226.02	189.97
Illustrations
Nationwide will provide illustrations of future benefits under the policy before the policy is purchased and upon request thereafter. Nationwide may assess a $25 fee for this service to persons who request more than one policy illustration during a policy year.
Advertising
Rating Agencies
Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate Nationwide. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the Variable Account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.
5

Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Tax Definition of Life Insurance
Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. Both tests are available to flexible premium policies such as this one.
The tables that follow show, numerically, the requirements for each test.
Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value
Attained Age of Insured	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
Attained Age of Insured	Percentage of Cash Value
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
Attained Age of Insured	Percentage of Cash Value
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	101%
96	101%
97	101%
98	101%
99	101%
100	100%
6

Cash Value Accumulation Test
The Cash Value Accumulation Test also requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable cash value percentages. These premiums vary with the ages, sexes, and risk classifications of the Insureds.
The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco preferred issue age 55.
Policy Year	Percentage of Cash Value
1	221%
2	215%
3	209%
4	203%
5	197%
6	192%
7	187%
8	182%
9	177%
10	172%
11	168%
12	164%
13	160%
14	157%
15	153%
Policy Year	Percentage of Cash Value
16	150%
17	147%
18	144%
19	141%
20	138%
21	136%
22	133%
23	131%
24	129%
25	127%
26	125%
27	124%
28	122%
29	120%
30	119%
Policy Year	Percentage of Cash Value
31	118%
32	117%
33	115%
34	114%
35	113%
36	112%
37	111%
38	110%
39	109%
40	108%
41	107%
42	106%
43	104%
44	103%
45	102%
7

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide VLI Separate Account-2:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
430 shares (cost $4,291)	$4,529
Global Allocation V.I. Fund - Class II (MLVGA2)
212,487 shares (cost $3,401,100)	3,414,664
Stock Index Fund, Inc. - Initial Shares (DSIF)
1,272,922 shares (cost $35,885,782)	40,555,287
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
175,336 shares (cost $4,483,601)	5,828,168
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
527 shares (cost $5,448)	5,464
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
43,441 shares (cost $171,526)	170,288
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
53,309 shares (cost $1,547,300)	1,515,053
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
94,421 shares (cost $3,265,932)	3,803,296
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
241,877 shares (cost $1,374,774)	1,489,962
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
133,306 shares (cost $5,411,545)	4,936,334
Investors Growth Stock Series - Initial Class (MIGIC)
15,374 shares (cost $158,196)	187,712
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2,393 shares (cost $36,544)	37,615
Value Series - Initial Class (MVFIC)
109,452 shares (cost $1,345,406)	1,576,104
Core Plus Fixed Income Portfolio - Class I (MSVFI)
31,065 shares (cost $323,070)	330,527
Emerging Markets Debt Portfolio - Class I (MSEM)
189,367 shares (cost $1,619,099)	1,802,776
U.S. Real Estate Portfolio - Class I (MSVRE)
119,962 shares (cost $1,626,909)	1,870,203
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
453,680 shares (cost $6,376,551)	6,923,153
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
70,119 shares (cost $1,166,931)	1,381,345
American Funds NVIT Bond Fund - Class II (GVABD2)
81,108 shares (cost $839,524)	951,396
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
61,635 shares (cost $1,307,509)	1,463,833
American Funds NVIT Growth Fund - Class II (GVAGR2)
26,997 shares (cost $1,338,945)	1,632,233
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
18,168 shares (cost $623,215)	751,620
Federated NVIT High Income Bond Fund - Class I (HIBF)
15,400 shares (cost $105,880)	106,263
Federated NVIT High Income Bond Fund - Class III (HIBF3)
249,900 shares (cost $1,702,996)	1,724,307
NVIT Emerging Markets Fund - Class I (GEM)
82,970 shares (cost $953,770)	983,197
NVIT Emerging Markets Fund - Class III (GEM3)
221,485 shares (cost $2,420,607)	2,620,163

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

NVIT International Equity Fund - Class I (GIG)
67,046 shares (cost $519,564)	614,810
NVIT International Equity Fund - Class III (GIG3)
390,221 shares (cost $2,921,214)	3,582,226
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,390,887 shares (cost $10,900,418)	11,599,997
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
8,402 shares (cost $88,627)	92,005
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
17,825 shares (cost $158,526)	159,179
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
22,041 shares (cost $227,408)	238,046
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
48,063 shares (cost $455,437)	505,623
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
141,615 shares (cost $1,471,109)	1,515,284
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
96,097 shares (cost $916,644)	1,023,430
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
48,343 shares (cost $448,552)	489,717
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
32,304 shares (cost $331,690)	348,884
NVIT Core Bond Fund - Class I (NVCBD1)
41,116 shares (cost $460,097)	465,025
NVIT Core Plus Bond Fund - Class I (NVLCP1)
17,737 shares (cost $203,633)	209,657
NVIT Nationwide Fund - Class I (TRF)
4,172,624 shares (cost $43,810,446)	42,519,042
NVIT Government Bond Fund - Class I (GBF)
806,533 shares (cost $9,609,752)	9,379,980
American Century NVIT Growth Fund - Class I (CAF)
772,603 shares (cost $7,972,224)	12,052,612
NVIT International Index Fund - Class VI (GVIX6)
66,551 shares (cost $554,479)	555,703
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
187,368 shares (cost $1,434,929)	1,871,804
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
6,874 shares (cost $89,130)	93,829
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
5,938 shares (cost $84,815)	89,547
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
68,610 shares (cost $694,721)	713,544
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
399,173 shares (cost $4,083,452)	4,494,689
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
447,182 shares (cost $4,950,900)	4,990,552
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
271,852 shares (cost $2,743,572)	2,987,650
NVIT Mid Cap Index Fund - Class I (MCIF)
259,897 shares (cost $4,404,924)	4,945,836
NVIT Money Market Fund - Class I (SAM)
22,231,905 shares (cost $22,231,905)	22,231,905
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
417,682 shares (cost $3,265,545)	4,201,883
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
14,455 shares (cost $196,005)	141,365

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
46,903 shares (cost $442,603)	456,834
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
142,597 shares (cost $1,332,533)	1,502,969
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
128,251 shares (cost $1,144,245)	1,201,709
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2,368,967 shares (cost $18,604,552)	25,205,814
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
1,795,407 shares (cost $15,408,886)	18,546,557
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
89,314 shares (cost $1,511,739)	1,553,178
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
414,090 shares (cost $4,229,960)	4,886,257
NVIT Multi-Manager Small Company Fund - Class I (SCF)
816,467 shares (cost $15,474,652)	15,978,266
NVIT Multi-Sector Bond Fund - Class I (MSBF)
232,018 shares (cost $2,054,662)	2,201,854
NVIT Short Term Bond Fund - Class II (NVSTB2)
50,308 shares (cost $524,567)	529,747
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2,633,244 shares (cost $39,943,459)	45,581,460
Templeton NVIT International Value Fund - Class III (NVTIV3)
7,769 shares (cost $96,314)	94,859
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
43,974 shares (cost $417,960)	502,181
NVIT Real Estate Fund - Class I (NVRE1)
937,274 shares (cost $7,409,684)	8,875,980
VPS Growth and Income Portfolio - Class A (ALVGIA)
14,111 shares (cost $239,431)	294,633
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
55,957 shares (cost $897,010)	988,756
VP Balanced Fund - Class I (ACVB)
608,596 shares (cost $3,842,887)	4,339,287
VP Capital Appreciation Fund - Class I (ACVCA)
100,085 shares (cost $1,086,664)	1,455,234
VP Income & Growth Fund - Class I (ACVIG)
220,902 shares (cost $1,366,099)	1,524,220
American Century VP Inflation Protection Fund - Class II (ACVIP2)
194,400 shares (cost $2,206,722)	2,338,628
VP International Fund - Class I (ACVI)
67,469 shares (cost $501,807)	602,496
VP International Fund - Class III (ACVI3)
23,483 shares (cost $159,699)	209,700
VP Mid Cap Value Fund - Class I (ACVMV1)
90,925 shares (cost $1,251,021)	1,325,683
VP Ultra(R) Fund - Class I (ACVU1)
7,456 shares (cost $76,622)	80,529
VP Vista(SM) Fund - Class I (ACVVS1)
2,189 shares (cost $29,981)	38,096
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
132,112 shares (cost $1,658,203)	1,791,437
Appreciation Portfolio - Initial Shares (DCAP)
125,631 shares (cost $4,509,240)	5,084,287
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
13,392 shares (cost $402,302)	423,979

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Growth and Income Portfolio - Initial Shares (DGI)
57,048 shares (cost $1,195,092)	1,259,057
Capital Appreciation Fund II - Primary Shares (FVCA2P)
22,511 shares (cost $139,802)	140,696
Quality Bond Fund II - Primary Shares (FQB)
175,024 shares (cost $1,974,622)	2,065,284
Equity-Income Portfolio - Initial Class (FEIP)
1,948,140 shares (cost $43,089,950)	38,845,913
High Income Portfolio - Initial Class (FHIP)
1,570,040 shares (cost $7,882,172)	9,121,933
VIP Asset Manager Portfolio - Initial Class (FAMP)
805,911 shares (cost $11,534,199)	12,225,668
VIP Energy Portfolio - Service Class 2 (FNRS2)
123,449 shares (cost $2,180,411)	2,401,078
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
32,866 shares (cost $338,493)	366,131
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
101,252 shares (cost $974,460)	1,133,015
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
101,475 shares (cost $952,939)	1,103,028
VIP Growth Portfolio - Initial Class (FGP)
1,166,866 shares (cost $43,227,248)	49,066,716
VIP High Income Portfolio - Initial Class R (FHIPR)
632,355 shares (cost $3,524,932)	3,661,338
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
325,924 shares (cost $4,170,821)	4,217,451
VIP Mid Cap Portfolio - Service Class (FMCS)
226,383 shares (cost $6,000,631)	6,879,774
VIP Overseas Portfolio - Initial Class (FOP)
374,020 shares (cost $7,052,510)	6,017,986
VIP Overseas Portfolio - Service Class R (FOSR)
255,785 shares (cost $3,995,784)	4,092,557
VIP Value Strategies Portfolio - Service Class (FVSS)
116,697 shares (cost $1,059,520)	1,293,000
Franklin Income Securities Fund - Class 2 (FTVIS2)
86,430 shares (cost $1,259,449)	1,302,495
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
175,459 shares (cost $3,331,498)	3,865,362
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
178,389 shares (cost $2,413,561)	3,314,476
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
119,402 shares (cost $1,186,391)	1,245,358
Templeton Foreign Securities Fund - Class 1 (TIF)
11,814 shares (cost $175,729)	172,839
Templeton Foreign Securities Fund - Class 3 (TIF3)
70,312 shares (cost $907,679)	1,006,868
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
166,834 shares (cost $3,114,809)	3,249,925
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
9,515 shares (cost $74,922)	80,970
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
280,961 shares (cost $3,143,811)	3,076,527
Balanced Portfolio - I Class Shares (AMBP)
2,844 shares (cost $24,218)	32,626
Growth Portfolio - I Class Shares (AMTG)
79,586 shares (cost $1,259,168)	1,664,150

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Guardian Portfolio - I Class Shares (AMGP)
7,811 shares (cost $153,826)	159,343
International Portfolio - S Class Shares (AMINS)
2,372 shares (cost $24,715)	23,554
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
55 shares (cost $1,535)	1,661
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
223,337 shares (cost $1,886,246)	2,590,708
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
1,641 shares (cost $25,946)	22,040
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
7,446 shares (cost $92,618)	98,282
Socially Responsive Portfolio - I Class Shares (AMSRS)
28,189 shares (cost $390,966)	447,929
Balanced Fund/VA - Non-Service Shares (OVMS)
473,703 shares (cost $7,131,226)	5,930,767
Core Bond Fund/VA - Non-Service Shares (OVB)
646,791 shares (cost $5,758,058)	5,342,498
Global Securities Fund/VA - Class 3 (OVGS3)
225,443 shares (cost $6,467,052)	7,387,755
Global Securities Fund/VA - Non-Service Shares (OVGS)
408,878 shares (cost $11,684,408)	13,308,969
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
44,697 shares (cost $895,017)	1,071,390
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
42,395 shares (cost $746,013)	853,827
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
16,900 shares (cost $810,267)	926,102
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
29,210 shares (cost $162,718)	165,622
All Asset Portfolio - Administrative Class (PMVAAA)
65,153 shares (cost $734,176)	741,441
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
52,888 shares (cost $637,679)	624,607
Low Duration Portfolio - Administrative Class (PMVLDA)
223,870 shares (cost $2,355,722)	2,413,320
Total Return Portfolio - Administrative Class (PMVTRA)
127,071 shares (cost $1,465,720)	1,467,668
Putnam VT Growth and Income Fund - Class IB (PVGIB)
5,217 shares (cost $83,912)	93,540
Putnam VT International Equity Fund - Class IB (PVTIGB)
21,137 shares (cost $232,430)	239,486
Putnam VT Voyager Fund - Class IB (PVTVB)
10,395 shares (cost $373,762)	375,997
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
327 shares (cost $12,138)	11,854
Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)
2,234 shares (cost $13,487)	15,860
Health Sciences Portfolio - II (TRHS2)
110,097 shares (cost $2,157,148)	2,273,493
Limited-Term Bond Portfolio - II (TRLT2)
26,764 shares (cost $133,266)	132,750
VIP Trust - Global Bond Fund: Initial Class (VWBF)
153,025 shares (cost $1,739,457)	1,824,056
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
480,613 shares (cost $5,528,747)	6,488,278

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
277,344 shares (cost $8,111,045)	8,079,035
Variable Insurance Portfolios - Asset Strategy (WRASP)
267,650 shares (cost $2,597,678)	2,870,788
Variable Insurance Portfolios - High Income (WRHIP)
204,506 shares (cost $758,355)	776,121
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
20,001 shares (cost $166,273)	170,754
Advantage VT Discovery Fund (SVDF)
23,341 shares (cost $521,760)	587,261
Advantage VT Opportunity Fund - Class 2 (SVOF)
79,092 shares (cost $1,189,600)	1,585,800
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
42,889 shares (cost $345,019)	337,962

Total Investments	$598,136,685

Other Accounts Receivable	78,028
Accounts Receivable-NVIT Multi-Manager Small Company Fund - Class I (SCF)	32,139
Accounts Receivable-Global Securities Fund/VA - Non-Service Shares (OVGS)	20,357
Accounts Receivable-VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	14,124
Accounts Receivable-VP International Fund - Class I (ACVI)	13,860
Accounts Receivable-Advantage VT Opportunity Fund - Class 2 (SVOF)	8,965
Accounts Receivable-VP Capital Appreciation Fund - Class I (ACVCA)	7,317
Accounts Receivable-Growth Portfolio - I Class Shares (AMTG)	2,606

Accounts Payable-NVIT Money Market Fund - Class I (SAM)	(91,706)
Accounts Payable-Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	(5)

$598,222,370

Contract Owners’ Equity:
Accumulation units	598,222,370

Total Contract Owners’ Equity (note 8)	$598,222,370

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		Total	ALVDAA	MLVGA2	DSIF	DSRG	GVGMNS	IVKMG1	JABS
Reinvested dividends	$	8,684,392	6	49,197	840,031	48,584	-	-	35,786
Asset charges (note 3)		(3,302,976)	(10)	(16,414)	(206,208)	(36,239)	-	(551)	(7,077)

Net investment income (loss)		5,381,416	(4)	32,783	633,823	12,345	-	(551)	28,709

Realized gain (loss) on investments		6,669,179	-	49,392	1,784,958	(93,648)	-	(3,193)	48,528
Change in unrealized gain (loss) on investments		51,411,466	238	208,032	1,393,156	734,647	16	(1,238)	19,668

Net gain (loss) on investments		58,080,645	238	257,424	3,178,114	640,999	16	(4,431)	68,196

Reinvested capital gains		14,253,603	3	10,030	2,036,849	-	-	53	93,273

Net increase (decrease) in contract owners’ equity resulting from operations	$	77,715,664	237	300,237	5,848,786	653,344	16	(4,929)	190,178

Investment Activity:		JACAS	JAGTS	JAIGS	MIGIC	MNDIC	MVFIC	MSVFI	MSEM
Reinvested dividends	$	21,170	-	33,656	829	-	32,507	18,177	45,215
Asset charges (note 3)		(19,267)	(5,637)	(23,852)	(903)	(36)	(8,986)	(1,244)	(8,652)

Net investment income (loss)		1,903	(5,637)	9,804	(74)	(36)	23,521	16,933	36,563

Realized gain (loss) on investments		250,143	111,020	(588,417)	2,994	(282)	109,952	7,711	73,059
Change in unrealized gain (loss) on investments		473,989	56,379	28,630	15,891	1,071	135,058	2,097	143,936

Net gain (loss) on investments		724,132	167,399	(559,787)	18,885	789	245,010	9,808	216,995

Reinvested capital gains		-	-	629,929	8,648	40	15,069	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	726,035	161,762	79,946	27,459	793	283,600	26,741	253,558

									(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		MSVRE	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF
Reinvested dividends	$	16,086	67,846	18,420	21,062	11,008	3,737	7,958	8,638
Asset charges (note 3)		(14,284)	(36,730)	(6,788)	(5,480)	(6,980)	(8,718)	(4,136)	(280)

Net investment income (loss)		1,802	31,116	11,632	15,582	4,028	(4,981)	3,822	8,358

Realized gain (loss) on investments		360,486	89,263	72,858	24,900	129,493	106,110	73,230	(3,859)
Change in unrealized gain (loss) on investments		(103,004)	536,037	89,353	9,678	151,867	170,142	56,627	13,578

Net gain (loss) on investments		257,482	625,300	162,211	34,578	281,360	276,252	129,857	9,719

Reinvested capital gains		-	284,491	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	259,284	940,907	173,843	50,160	285,388	271,271	133,679	18,077

Investment Activity:		HIBF3	GEM	GEM3	GIG	GIG3	NVNMO1	NVNSR1	NVCRA1
Reinvested dividends	$	135,905	4,813	12,568	5,276	29,922	166,748	1,142	1,701
Asset charges (note 3)		(8,255)	(7,355)	(12,825)	(2,686)	(18,252)	(60,385)	(1,016)	(986)

Net investment income (loss)		127,650	(2,542)	(257)	2,590	11,670	106,363	126	715

Realized gain (loss) on investments		71,873	19,131	48,213	18,641	70,642	99,344	1,309	5,834
Change in unrealized gain (loss) on investments		39,543	130,064	362,606	66,091	409,585	691,865	19,497	8,287

Net gain (loss) on investments		111,416	149,195	410,819	84,732	480,227	791,209	20,806	14,121

Reinvested capital gains		-	-	-	-	-	819,234	-	7,054

Net increase (decrease) in contract owners’ equity resulting from operations	$	239,066	146,653	410,562	87,322	491,897	1,716,806	20,932	21,890

									(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1
Reinvested dividends	$	2,289	7,122	26,796	14,666	6,122	5,971	14,911	4,930
Asset charges (note 3)		(1,023)	(2,578)	(7,145)	(5,073)	(2,806)	(1,401)	(2,576)	(1,077)

Net investment income (loss)		1,266	4,544	19,651	9,593	3,316	4,570	12,335	3,853

Realized gain (loss) on investments		3,674	14,661	2,080	23,578	5,169	14,069	10,147	959
Change in unrealized gain (loss) on investments		8,730	30,757	45,124	58,991	35,192	9,618	6,012	4,609

Net gain (loss) on investments		12,404	45,418	47,204	82,569	40,361	23,687	16,159	5,568

Reinvested capital gains		1,895	6,959	20,767	14,887	12,225	7,324	2,859	3,946

Net increase (decrease) in contract owners’ equity resulting from operations	$	15,565	56,921	87,622	107,049	55,902	35,581	31,353	13,367

Investment Activity:		TRF	GBF	CAF	GVIX6	GVIDA	NVDBL2	NVDCA2	GVIDC
Reinvested dividends	$	602,178	216,536	67,981	13,921	28,144	1,559	1,497	12,521
Asset charges (note 3)		(265,088)	(54,140)	(73,427)	(1,927)	(10,214)	(496)	(575)	(5,245)

Net investment income (loss)		337,090	162,396	(5,446)	11,994	17,930	1,063	922	7,276

Realized gain (loss) on investments		(909,440)	41,077	334,165	(5,265)	26,989	205	935	48,390
Change in unrealized gain (loss) on investments		5,980,991	(276,212)	1,218,560	80,969	212,611	4,700	6,467	(25,148)

Net gain (loss) on investments		5,071,551	(235,135)	1,552,725	75,704	239,600	4,905	7,402	23,242

Reinvested capital gains		-	320,659	-	-	-	934	1,113	12,655

Net increase (decrease) in contract owners’ equity resulting from operations	$	5,408,641	247,920	1,547,279	87,698	257,530	6,902	9,437	43,173

									(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG3	GVDIVI	GVDIV3
Reinvested dividends	$	73,667	80,524	50,567	50,564	-	24,279	530	1,733
Asset charges (note 3)		(21,487)	(28,904)	(14,943)	(26,886)	(130,737)	(23,083)	(706)	(2,104)

Net investment income (loss)		52,180	51,620	35,624	23,678	(130,737)	1,196	(176)	(371)

Realized gain (loss) on investments		(165,469)	(215,257)	(8,844)	644,050	15	131,132	(8,517)	(194)
Change in unrealized gain (loss) on investments		589,032	802,170	171,283	(213,331)	(6)	462,423	29,727	70,166

Net gain (loss) on investments		423,563	586,913	162,439	430,719	9	593,555	21,210	69,972

Reinvested capital gains		-	-	11,904	327,787	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	475,743	638,533	209,967	782,184	(130,728)	594,751	21,034	69,601

Investment Activity:		NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF	SCVF	SCF	MSBF
Reinvested dividends	$	7,427	15,796	-	205,467	-	38,573	24,462	57,547
Asset charges (note 3)		(8,079)	(5,504)	(149,265)	(104,789)	(11,652)	(21,892)	(82,590)	(13,448)

Net investment income (loss)		(652)	10,292	(149,265)	100,678	(11,652)	16,681	(58,128)	44,099

Realized gain (loss) on investments		74,305	(4,983)	1,225,296	519,826	33,920	(198,584)	(608,234)	54,035
Change in unrealized gain (loss) on investments		132,457	187,385	24,284	288,589	171,186	1,049,462	2,899,453	152,197

Net gain (loss) on investments		206,762	182,402	1,249,580	808,415	205,106	850,878	2,291,219	206,232

Reinvested capital gains		39,903	-	2,407,452	1,791,437	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	246,013	192,694	3,507,767	2,700,530	193,454	867,559	2,233,091	250,331

									(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		NVSTB2	NVOLG1	NVTIV3	EIF	NVRE1	ALVGIA	ALVSVA	ACVB
Reinvested dividends	$	7,128	322,347	2,177	6,186	96,133	4,193	4,216	87,239
Asset charges (note 3)		(2,647)	(242,659)	(291)	(2,784)	(50,112)	(1,456)	(4,226)	(24,775)

Net investment income (loss)		4,481	79,688	1,886	3,402	46,021	2,737	(10)	62,464

Realized gain (loss) on investments		676	634,926	(1,698)	48,216	855,789	34,392	38,600	79
Change in unrealized gain (loss) on investments		8,918	6,982,530	9,221	42,150	(436,653)	9,283	79,910	370,623

Net gain (loss) on investments		9,594	7,617,456	7,523	90,366	419,136	43,675	118,510	370,702

Reinvested capital gains		-	-	1,159	-	864,675	-	24,568	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	14,075	7,697,144	10,568	93,768	1,329,832	46,412	143,068	433,166

Investment Activity:		ACVCA	ACVIG	ACVIP2	ACVI	ACVI3	ACVMV1	ACVU1	ACVVS1
Reinvested dividends	$	-	33,885	58,192	4,742	1,569	25,925	-	-
Asset charges (note 3)		(11,740)	(7,672)	(10,826)	(2,654)	-	(6,643)	(253)	-

Net investment income (loss)		(11,740)	26,213	47,366	2,088	1,569	19,282	(253)	-

Realized gain (loss) on investments		11,810	(148,312)	83,527	(12,970)	21,829	49,650	2,835	360
Change in unrealized gain (loss) on investments		116,921	350,447	(23,970)	115,243	15,137	47,737	4,339	4,905

Net gain (loss) on investments		128,731	202,135	59,557	102,273	36,966	97,387	7,174	5,265

Reinvested capital gains		78,923	-	56,141	-	-	75,061	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	195,914	228,348	163,064	104,361	38,535	191,730	6,921	5,265

									(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		DVSCS	DCAP	DSC	DGI	FVCA2P	FQB	FEIP	FHIP
Reinvested dividends	$	8,926	205,498	-	17,920	401	84,720	1,182,720	528,120
Asset charges (note 3)		(9,447)	(29,965)	(1,270)	(6,319)	(380)	(11,816)	(215,185)	(52,528)

Net investment income (loss)		(521)	175,533	(1,270)	11,601	21	72,904	967,535	475,592

Realized gain (loss) on investments		200,224	275,791	8,424	12,242	3	15,426	12,183	(234,668)
Change in unrealized gain (loss) on investments		(18,936)	85,359	34,854	180,169	3,602	93,792	2,440,455	1,001,442

Net gain (loss) on investments		181,288	361,150	43,278	192,411	3,605	109,218	2,452,638	766,774

Reinvested capital gains		69,247	-	-	-	4,081	-	2,414,078	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	250,014	536,683	42,008	204,012	7,707	182,122	5,834,251	1,242,366

Investment Activity:		FAMP	FNRS2	FF10S	FF20S	FF30S	FGP	FHIPR	FIGBS
Reinvested dividends	$	186,142	19,368	6,432	21,482	21,654	297,050	214,939	94,027
Asset charges (note 3)		(77,164)	(14,138)	(1,966)	(5,591)	(6,087)	(295,837)	(21,009)	(20,750)

Net investment income (loss)		108,978	5,230	4,466	15,891	15,567	1,213	193,930	73,277

Realized gain (loss) on investments		398,960	259,766	37,104	(8,691)	(16,571)	(1,260,034)	195,936	183,992
Change in unrealized gain (loss) on investments		815,084	(146,245)	853	104,192	134,746	7,833,936	87,153	(133,339)

Net gain (loss) on investments		1,214,044	113,521	37,957	95,501	118,175	6,573,902	283,089	50,653

Reinvested capital gains		89,127	-	5,783	12,182	9,442	-	-	115,644

Net increase (decrease) in contract owners’ equity resulting from operations	$	1,412,149	118,751	48,206	123,574	143,184	6,575,115	477,019	239,574

									(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		FMCS	FOP	FOSR	FVSS	FTVIS2	FTVRDI	FTVSVI	FTVDM3
Reinvested dividends	$	35,458	113,055	69,282	5,900	79,172	77,746	32,654	19,292
Asset charges (note 3)		(36,585)	(33,126)	(18,093)	(4,902)	(5,695)	(19,007)	(15,959)	(6,405)

Net investment income (loss)		(1,127)	79,929	51,189	998	73,477	58,739	16,695	12,887

Realized gain (loss) on investments		191,305	(39,767)	(171,899)	168,235	3,413	278,987	78,007	94,393
Change in unrealized gain (loss) on investments		219,588	1,004,605	754,583	68,783	55,345	92,487	445,296	37,681

Net gain (loss) on investments		410,893	964,838	582,684	237,018	58,758	371,474	523,303	132,074

Reinvested capital gains		542,896	19,454	12,575	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	952,662	1,064,221	646,448	238,016	132,235	430,213	539,998	144,961

Investment Activity:		TIF	TIF3	FTVGI3	FTVFA2	AMTB	AMBP	AMTG	AMGP
Reinvested dividends	$	7,727	28,323	195,521	3,634	89,072	-	-	439
Asset charges (note 3)		(1,078)	(4,710)	(15,168)	(611)	(16,323)	(226)	(8,859)	(533)

Net investment income (loss)		6,649	23,613	180,353	3,023	72,749	(226)	(8,859)	(94)

Realized gain (loss) on investments		(30,568)	(2,131)	97,817	4,045	(11,401)	1,452	55,631	1,668
Change in unrealized gain (loss) on investments		52,206	133,465	146,300	8,532	51,445	1,420	141,918	16,991

Net gain (loss) on investments		21,638	131,334	244,117	12,577	40,044	2,872	197,549	18,659

Reinvested capital gains		-	-	4,947	-	-	-	-	1,257

Net increase (decrease) in contract owners’ equity resulting from operations	$	28,287	154,947	429,417	15,600	112,793	2,646	188,690	19,822

									(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		AMINS	AMMCGS	AMTP	AMRS	AMFAS	AMSRS	OVMS	OVB
Reinvested dividends	$	128	-	10,271	79	-	1,046	79,292	249,841
Asset charges (note 3)		-	-	(4,163)	-	(1,065)	(2,668)	(34,821)	(27,415)

Net investment income (loss)		128	-	6,108	79	(1,065)	(1,622)	44,471	222,426

Realized gain (loss) on investments		(11)	4	54,517	5,270	8,149	48,846	(154,146)	(266,035)
Change in unrealized gain (loss) on investments		2,561	172	308,395	(6,278)	19,331	1,181	767,556	514,478

Net gain (loss) on investments		2,550	176	362,912	(1,008)	27,480	50,027	613,410	248,443

Reinvested capital gains		-	-	-	5,297	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	2,678	176	369,020	4,368	26,415	48,405	657,881	470,869

Investment Activity:		OVGS3	OVGS	OVGI	OVSC	OVAG	OVSB	PMVAAA	PMVFBA
Reinvested dividends	$	151,239	278,156	11,703	5,168	-	-	21,348	36,689
Asset charges (note 3)		(37,713)	(68,864)	(4,866)	(4,532)	(6,017)	(128)	(1,045)	(3,167)

Net investment income (loss)		113,526	209,292	6,837	636	(6,017)	(128)	20,303	33,522

Realized gain (loss) on investments		(179,067)	370,043	27,164	48,661	(10,403)	9	2,314	20,234
Change in unrealized gain (loss) on investments		1,374,047	1,848,647	110,634	78,952	155,735	2,904	7,265	(37,593)

Net gain (loss) on investments		1,194,980	2,218,690	137,798	127,613	145,332	2,913	9,579	(17,359)

Reinvested capital gains		-	-	-	-	-	-	-	13,081

Net increase (decrease) in contract owners’ equity resulting from operations	$	1,308,506	2,427,982	144,635	128,249	139,315	2,785	29,882	29,244

									(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		PMVLDA	PMVTRA	PVGIB	PVTIGB	PVTVB	ACEG	AVBVI	TRHS2
Reinvested dividends	$	47,130	24,858	1,514	4,324	1,961	-	236	-
Asset charges (note 3)		(10,609)	(5,105)	(481)	(1,079)	(2,567)	(51)	-	(9,054)

Net investment income (loss)		36,521	19,753	1,033	3,245	(606)	(51)	236	(9,054)

Realized gain (loss) on investments		13,040	26,757	638	2,113	(26,913)	(1,241)	280	165,316
Change in unrealized gain (loss) on investments		79,919	4,503	12,752	32,908	82,868	(284)	1,741	142,521

Net gain (loss) on investments		92,959	31,260	13,390	35,021	55,955	(1,525)	2,021	307,837

Reinvested capital gains		-	28,254	-	-	-	-	-	40,703

Net increase (decrease) in contract owners’ equity resulting from operations	$	129,480	79,267	14,423	38,266	55,349	(1,576)	2,257	339,486

Investment Activity:		TRLT2	VWBF	VWEM	VWHA	WRASP	WRHIP	WRMCG	SVDF
Reinvested dividends	$	2,720	44,797	-	53,658	30,642	-	-	-
Asset charges (note 3)		-	(13,147)	(32,910)	(52,713)	(12,762)	(1,637)	(308)	(5,000)

Net investment income (loss)		2,720	31,650	(32,910)	945	17,880	(1,637)	(308)	(5,000)

Realized gain (loss) on investments		(981)	18,748	845,092	(439,386)	36,321	29,431	4,626	64,150
Change in unrealized gain (loss) on investments		1,155	13,222	754,002	(187,666)	382,841	17,766	4,482	42,976

Net gain (loss) on investments		174	31,970	1,599,094	(627,052)	419,162	47,197	9,108	107,126

Reinvested capital gains		267	28,256	-	827,476	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	3,161	91,876	1,566,184	201,369	437,042	45,560	8,800	102,126

									(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		SVOF	WFVSCG	JAGTS2	JAIGS2	AVCA	AVCDI	OVHI3	OVHI
Reinvested dividends	$	1,467	-	-	-	-	-	18,613	10,638
Asset charges (note 3)		(10,427)	(2,302)	(757)	(8,050)	(34)	(291)	(516)	(150)

Net investment income (loss)		(8,960)	(2,302)	(757)	(8,050)	(34)	(291)	18,097	10,488

Realized gain (loss) on investments		20,554	30,686	23,333	(469,429)	4,476	40,332	(10,050)	(126,821)
Change in unrealized gain (loss) on investments		198,776	(12,785)	41,394	1,013,149	(362)	(16,742)	4,384	123,622

Net gain (loss) on investments		219,330	17,901	64,727	543,720	4,114	23,590	(5,666)	(3,199)

Reinvested capital gains		538	19,112	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	210,908	34,711	63,970	535,670	4,080	23,299	12,431	7,289

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		ALVDAA		MLVGA2		DSIF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$5,381,416	5,444,349	(4)	-	32,783	52,512	633,823	561,695
Realized gain (loss) on investments	6,669,179	(875,919)	-	-	49,392	120,189	1,784,958	477,114
Change in unrealized gain (loss) on investments	51,411,466	(27,682,935)	238	-	208,032	(412,695)	1,393,156	(683,324)
Reinvested capital gains	14,253,603	1,859,423	3	-	10,030	72,206	2,036,849	282,396

Net increase (decrease) in contract owners’ equity resulting from operations	77,715,664	(21,255,082)	237	-	300,237	(167,788)	5,848,786	637,881

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	30,156,373	32,112,668	114	-	145,150	156,634	1,897,238	2,131,538
Transfers between funds	-	-	4,267	-	295,941	353,527	93,317	(556,139)
Surrenders (note 6)	(60,442,271)	(58,261,846)	-	-	(177,742)	(157,177)	(4,788,770)	(3,285,071)
Death Benefits (note 4)	(9,183,419)	(6,531,684)	-	-	-	(32,389)	(1,232,038)	(295,119)
Net policy repayments (loans) (note 5)	7,870,339	3,505,934	-	-	(95,216)	30,281	819,952	(205,492)
Deductions for surrender charges (note 2d)	(14,929)	(65,344)	-	-	(3)	-	(4,014)	(11,292)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(36,933,237)	(38,507,455)	(13)	-	(163,111)	(153,036)	(2,500,512)	(2,610,061)
Asset charges (note 3):
MSP contracts	(276,341)	(295,141)	-	-	(2,446)	(1,937)	(17,880)	(18,673)
SL contracts or LSFP contracts	(144,420)	(152,467)	-	-	-	-	(18,004)	(16,878)
Adjustments to maintain reserves	37,363	(89,560)	(77)	-	60	(9)	1,933	(325)

Net equity transactions	(68,930,542)	(68,284,895)	4,291	-	2,633	195,894	(5,748,778)	(4,867,512)

Net change in contract owners’ equity	8,785,122	(89,539,977)	4,528	-	302,870	28,106	100,008	(4,229,631)
Contract owners’ equity beginning of period	589,437,248	678,977,225	-	-	3,111,814	3,083,708	40,464,170	44,693,801

Contract owners’ equity end of period	$598,222,370	589,437,248	4,528	-	3,414,684	3,111,814	40,564,178	40,464,170

CHANGES IN UNITS:
Beginning units	33,639,870	37,225,734	-	-	244,481	232,266	1,438,434	1,621,968
Units purchased	4,058,391	3,922,995	444	-	32,317	40,427	87,807	96,761
Units redeemed	(7,553,136)	(7,508,859)	(1)	-	(32,140)	(28,212)	(257,848)	(280,295)

Ending units	30,145,125	33,639,870	443	-	244,658	244,481	1,268,393	1,438,434

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DSRG		GVGMNS		IVKMG1		JABS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$12,345	18,666	-	-	(551)	-	28,709	29,477
Realized gain (loss) on investments	(93,648)	(115,452)	-	-	(3,193)	-	48,528	59,278
Change in unrealized gain (loss) on investments	734,647	122,715	16	-	(1,238)	-	19,668	(160,078)
Reinvested capital gains	-	-	-	-	53	-	93,273	72,748

Net increase (decrease) in contract owners’ equity resulting from operations	653,344	25,929	16	-	(4,929)	-	190,178	1,425

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	427,837	468,783	-	-	8,595	-	46,912	46,243
Transfers between funds	(103,814)	58,274	5,448	-	179,830	-	(4,677)	531,136
Surrenders (note 6)	(457,491)	(473,983)	-	-	(3,392)	-	(259,567)	(132,256)
Death Benefits (note 4)	(105,540)	(24,873)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	51,699	68,161	-	-	(281)	-	(14,770)	(9,864)
Deductions for surrender charges (note 2d)	(30)	(473)	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(466,727)	(475,868)	-	-	(9,439)	-	(59,240)	(59,388)
Asset charges (note 3):
MSP contracts	(1,588)	(1,617)	-	-	(18)	-	(721)	(316)
SL contracts or LSFP contracts	(953)	(906)	-	-	(76)	-	(145)	(200)
Adjustments to maintain reserves	153	(22)	4	-	19	-	13	7

Net equity transactions	(656,454)	(382,524)	5,452	-	175,238	-	(292,195)	375,362

Net change in contract owners’ equity	(3,110)	(356,595)	5,468	-	170,309	-	(102,017)	376,787
Contract owners’ equity beginning of period	5,831,680	6,188,275	-	-	-	-	1,617,066	1,240,279

Contract owners’ equity end of period	$5,828,570	5,831,680	5,468	-	170,309	-	1,515,049	1,617,066

CHANGES IN UNITS:
Beginning units	237,092	244,990	-	-	-	-	93,316	72,130
Units purchased	21,189	33,684	532	-	18,899	-	9,146	33,918
Units redeemed	(49,192)	(41,582)	-	-	(1,513)	-	(25,124)	(12,732)

Ending units	209,089	237,092	532	-	17,386	-	77,338	93,316

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JACAS		JAGTS		JAIGS		MIGIC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,903	(10,578)	(5,637)	(4,417)	9,804	(6,676)	(74)	87
Realized gain (loss) on investments	250,143	295,847	111,020	141,553	(588,417)	192,533	2,994	2,107
Change in unrealized gain (loss) on investments	473,989	(570,090)	56,379	(232,890)	28,630	(1,444,099)	15,891	(2,247)
Reinvested capital gains	-	-	-	-	629,929	36,004	8,648	-

Net increase (decrease) in contract owners’ equity resulting from operations	726,035	(284,821)	161,762	(95,754)	79,946	(1,222,238)	27,459	(53)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	188,610	166,438	46,454	25,947	174,382	38,520	10,176	11,318
Transfers between funds	272,496	(817,600)	594,498	(34,110)	3,147,291	(823,605)	(5,074)	(2,508)
Surrenders (note 6)	(521,699)	(362,631)	(123,331)	(54,279)	(493,321)	(91,167)	(4,914)	-
Death Benefits (note 4)	(28,862)	(26,813)	(43,488)	(36,402)	(4,667)	(19,784)	-	-
Net policy repayments (loans) (note 5)	19,743	33,843	8,473	(22,849)	73,105	(25,208)	1,308	957
Deductions for surrender charges (note 2d)	(302)	(787)	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(203,117)	(197,871)	(49,875)	(49,175)	(217,526)	(134,859)	(10,203)	(10,207)
Asset charges (note 3):
MSP contracts	(1,798)	(1,731)	(146)	(270)	(939)	(651)	-	-
SL contracts or LSFP contracts	(1,212)	(1,427)	(1,026)	(1,064)	(1,394)	(2,580)	(51)	(50)
Adjustments to maintain reserves	68	(16)	51	99	1,384	196	18	(2)

Net equity transactions	(276,073)	(1,208,595)	431,610	(172,103)	2,678,315	(1,059,138)	(8,740)	(492)

Net change in contract owners’ equity	449,962	(1,493,416)	593,372	(267,857)	2,758,261	(2,281,376)	18,719	(545)
Contract owners’ equity beginning of period	3,353,343	4,846,759	896,640	1,164,497	2,179,448	4,460,824	168,992	169,537

Contract owners’ equity end of period	$3,803,305	3,353,343	1,490,012	896,640	4,937,709	2,179,448	187,711	168,992

CHANGES IN UNITS:
Beginning units	354,159	474,679	172,944	204,697	174,339	239,484	11,174	11,218
Units purchased	42,666	24,829	204,113	4,867	339,045	2,149	790	954
Units redeemed	(69,773)	(145,349)	(132,353)	(36,620)	(154,907)	(67,294)	(1,308)	(998)

Ending units	327,052	354,159	244,704	172,944	358,477	174,339	10,656	11,174

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MNDIC		MVFIC		MSVFI		MSEM
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(36)	-	23,521	20,690	16,933	6,280	36,563	46,336
Realized gain (loss) on investments	(282)	-	109,952	(26,192)	7,711	190	73,059	73,018
Change in unrealized gain (loss) on investments	1,071	-	135,058	(24,209)	2,097	3,646	143,936	(23,784)
Reinvested capital gains	40	-	15,069	8,180	-	-	-	17,289

Net increase (decrease) in contract owners’ equity resulting from operations	793	-	283,600	(21,531)	26,741	10,116	253,558	112,859

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,497	-	48,923	107,514	9,066	8,014	174,275	41,761
Transfers between funds	36,595	-	(416,545)	117,403	103,015	49,836	157,186	(255,347)
Surrenders (note 6)	(3,971)	-	(110,274)	(135,095)	(29,083)	(24,574)	(264,165)	(375,007)
Death Benefits (note 4)	-	-	(55,553)	-	-	-	(13,613)	-
Net policy repayments (loans) (note 5)	(34)	-	564	14,627	2,328	14,979	(6,848)	(6,912)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(266)	-	(112,139)	(124,777)	(15,202)	(10,682)	(59,947)	(78,233)
Asset charges (note 3):
MSP contracts	-	-	(860)	(836)	(163)	(142)	(794)	(1,096)
SL contracts or LSFP contracts	-	-	(325)	(390)	(249)	(72)	(424)	(521)
Adjustments to maintain reserves	4	-	32	35	5	2	12	20

Net equity transactions	36,825	-	(646,177)	(21,519)	69,717	37,361	(14,318)	(675,335)

Net change in contract owners’ equity	37,618	-	(362,577)	(43,050)	96,458	47,477	239,240	(562,476)
Contract owners’ equity beginning of period	-	-	1,938,699	1,981,749	234,084	186,607	1,563,531	2,126,007

Contract owners’ equity end of period	$37,618	-	1,576,122	1,938,699	330,542	234,084	1,802,771	1,563,531

CHANGES IN UNITS:
Beginning units	-	-	110,832	112,437	17,839	15,097	56,917	81,838
Units purchased	3,683	-	4,769	15,385	9,206	5,233	6,411	2,322
Units redeemed	(30)	-	(37,714)	(16,990)	(3,889)	(2,491)	(7,237)	(27,243)

Ending units	3,653	-	77,887	110,832	23,156	17,839	56,091	56,917

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSVRE		NVAMV1		GVAAA2		GVABD2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,802	5,965	31,116	88,029	11,632	10,011	15,582	22,077
Realized gain (loss) on investments	360,486	113,243	89,263	24,166	72,858	(17,037)	24,900	(1,610)
Change in unrealized gain (loss) on investments	(103,004)	(108,526)	536,037	(124,508)	89,353	16,385	9,678	40,577
Reinvested capital gains	-	-	284,491	18,745	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	259,284	10,682	940,907	6,432	173,843	9,359	50,160	61,044

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	48,988	18,521	232,098	268,108	59,578	59,197	30,228	39,390
Transfers between funds	(23,711)	434,872	(611,969)	(239,593)	453,543	(64,943)	7,395	(53,059)
Surrenders (note 6)	(213,714)	(104,622)	(545,420)	(761,527)	(250,293)	(104,165)	(281,187)	(54,881)
Death Benefits (note 4)	(38,138)	-	(8,492)	(101,736)	(11,079)	-	(26,263)	-
Net policy repayments (loans) (note 5)	82,682	(3,910)	45,478	152,749	32,566	(3,958)	(3,200)	(4,909)
Deductions for surrender charges (note 2d)	-	-	(19)	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(47,572)	(34,904)	(404,578)	(404,039)	(52,958)	(42,603)	(33,859)	(39,852)
Asset charges (note 3):
MSP contracts	-	-	(3,415)	(3,795)	(607)	(644)	(451)	(647)
SL contracts or LSFP contracts	(1,930)	(2,490)	(2,760)	(2,996)	-	-	-	-
Adjustments to maintain reserves	76	12	111	(23)	16	(3)	4	6

Net equity transactions	(193,319)	307,479	(1,298,966)	(1,092,852)	230,766	(157,119)	(307,333)	(113,952)

Net change in contract owners’ equity	65,965	318,161	(358,059)	(1,086,420)	404,609	(147,760)	(257,173)	(52,908)
Contract owners’ equity beginning of period	1,804,675	1,486,514	7,281,235	8,367,655	976,739	1,124,499	1,208,568	1,261,476

Contract owners’ equity end of period	$1,870,640	1,804,675	6,923,176	7,281,235	1,381,348	976,739	951,395	1,208,568

CHANGES IN UNITS:
Beginning units	56,216	44,984	514,465	591,848	91,610	105,848	101,073	111,032
Units purchased	997	15,832	23,167	28,434	46,447	13,955	3,179	4,920
Units redeemed	(5,772)	(4,600)	(108,811)	(105,817)	(25,404)	(28,193)	(28,043)	(14,879)

Ending units	51,441	56,216	428,821	514,465	112,653	91,610	76,209	101,073

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$4,028	8,359	(4,981)	(5,095)	3,822	5,217	8,358	11,152
Realized gain (loss) on investments	129,493	87,494	106,110	142,955	73,230	(6,589)	(3,859)	(3,279)
Change in unrealized gain (loss) on investments	151,867	(271,240)	170,142	(242,023)	56,627	(26,492)	13,578	(2,530)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	285,388	(175,387)	271,271	(104,163)	133,679	(27,864)	18,077	5,343

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	104,991	67,745	78,732	119,083	77,747	55,275	-	-
Transfers between funds	(334,211)	(55,968)	(307,442)	(184,807)	(270,683)	12,175	(10,720)	(6,214)
Surrenders (note 6)	(177,428)	(54,525)	(93,739)	(270,789)	(181,103)	(37,134)	(26,591)	(10,099)
Death Benefits (note 4)	(17,286)	-	(40,345)	-	-	-	(3,975)	-
Net policy repayments (loans) (note 5)	515	13,272	9,901	71,113	(2,598)	6,161	(101)	(139)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(67,415)	(80,752)	(83,496)	(96,401)	(37,974)	(40,136)	(4,063)	(4,815)
Asset charges (note 3):
MSP contracts	(618)	(758)	(898)	(983)	(240)	(214)	(570)	(611)
SL contracts or LSFP contracts	-	-	-	-	-	-	(90)	(84)
Adjustments to maintain reserves	183	(14)	35	48	12	(4)	6	(6)

Net equity transactions	(491,269)	(111,000)	(437,252)	(362,736)	(414,839)	(3,877)	(46,104)	(21,968)

Net change in contract owners’ equity	(205,881)	(286,387)	(165,981)	(466,899)	(281,160)	(31,741)	(28,027)	(16,625)
Contract owners’ equity beginning of period	1,669,722	1,956,109	1,798,228	2,265,127	1,032,782	1,064,523	134,290	150,915

Contract owners’ equity end of period	$1,463,841	1,669,722	1,632,247	1,798,228	751,622	1,032,782	106,263	134,290

CHANGES IN UNITS:
Beginning units	157,982	167,063	182,925	218,683	121,678	122,016	7,746	9,042
Units purchased	10,849	10,440	7,965	19,383	5,884	9,002	90	-
Units redeemed	(54,723)	(19,521)	(48,716)	(55,141)	(51,549)	(9,340)	(2,452)	(1,296)

Ending units	114,108	157,982	142,174	182,925	76,013	121,678	5,384	7,746

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	HIBF3		GEM		GEM3		GIG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$127,650	147,091	(2,542)	(797)	(257)	8,669	2,590	5,276
Realized gain (loss) on investments	71,873	29,182	19,131	104,373	48,213	57,121	18,641	(75,093)
Change in unrealized gain (loss) on investments	39,543	(111,679)	130,064	(402,458)	362,606	(916,508)	66,091	(93)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	239,066	64,594	146,653	(298,882)	410,562	(850,718)	87,322	(69,910)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	67,041	84,481	22,708	5,731	139,862	169,495	26,677	27,359
Transfers between funds	(130,439)	158,358	(32,995)	(120,326)	(374,997)	(109,387)	(32,244)	(77,013)
Surrenders (note 6)	(320,776)	(188,333)	(61,734)	(167,428)	(227,697)	(186,394)	(34,196)	(88,570)
Death Benefits (note 4)	-	-	(4,873)	(5,455)	(12,371)	(14,101)	-	(6,278)
Net policy repayments (loans) (note 5)	17,811	(7,567)	(13,895)	(11,603)	31,669	(8,884)	7,874	7,865
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(73,237)	(71,718)	(37,253)	(44,721)	(157,658)	(173,770)	(20,810)	(25,792)
Asset charges (note 3):
MSP contracts	(1,268)	(1,015)	-	-	(1,371)	(1,747)	(240)	(245)
SL contracts or LSFP contracts	(224)	(259)	(70)	(85)	(1,094)	(1,376)	(409)	(422)
Adjustments to maintain reserves	48	(15)	22	(17)	30	(39)	16	(8)

Net equity transactions	(441,044)	(26,068)	(128,090)	(343,904)	(603,627)	(326,203)	(53,332)	(163,104)

Net change in contract owners’ equity	(201,978)	38,526	18,563	(642,786)	(193,065)	(1,176,921)	33,990	(233,014)
Contract owners’ equity beginning of period	1,926,297	1,887,771	964,637	1,607,423	2,813,231	3,990,152	580,823	813,837

Contract owners’ equity end of period	$1,724,319	1,926,297	983,200	964,637	2,620,166	2,813,231	614,813	580,823

CHANGES IN UNITS:
Beginning units	133,932	135,558	46,053	58,584	175,916	192,806	49,914	63,190
Units purchased	9,587	17,841	123	1,159	10,090	10,458	2,841	3,726
Units redeemed	(38,688)	(19,467)	(5,785)	(13,690)	(45,647)	(27,348)	(6,819)	(17,002)

Ending units	104,831	133,932	40,391	46,053	140,359	175,916	45,936	49,914

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GIG3		NVNMO1		NVNSR1		NVCRA1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$11,670	29,104	106,363	6,178	126	548	715	1,826
Realized gain (loss) on investments	70,642	95,396	99,344	224,257	1,309	2,726	5,834	3,124
Change in unrealized gain (loss) on investments	409,585	(521,246)	691,865	(1,886,597)	19,497	(18,843)	8,287	(18,511)
Reinvested capital gains	-	-	819,234	101,721	-	-	7,054	1,971

Net increase (decrease) in contract owners’ equity resulting from operations	491,897	(396,746)	1,716,806	(1,554,441)	20,932	(15,569)	21,890	(11,590)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	163,252	177,947	619,849	741,187	4,043	3,607	22,632	41,709
Transfers between funds	(25,556)	277,840	(213,885)	(428,182)	(153,802)	243,483	21,617	30,580
Surrenders (note 6)	(286,905)	(330,087)	(745,984)	(913,768)	(2,511)	(10,493)	(25,272)	(1,470)
Death Benefits (note 4)	(29,761)	-	(121,962)	(96,123)	-	-	-	-
Net policy repayments (loans) (note 5)	66,374	(461)	113,043	(352)	(30)	(2,222)	(16)	(21)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(187,938)	(205,358)	(697,257)	(751,483)	(13,802)	(17,789)	(19,926)	(21,289)
Asset charges (note 3):
MSP contracts	(2,292)	(2,524)	(6,661)	(7,722)	-	-	-	-
SL contracts or LSFP contracts	-	-	(6)	(6)	-	-	-	-
Adjustments to maintain reserves	60	(25)	264	(33)	317	10	8	(2)

Net equity transactions	(302,766)	(82,668)	(1,052,599)	(1,456,482)	(165,785)	216,596	(957)	49,507

Net change in contract owners’ equity	189,131	(479,414)	664,207	(3,010,923)	(144,853)	201,027	20,933	37,917
Contract owners’ equity beginning of period	3,393,119	3,872,533	10,935,878	13,946,801	236,858	35,831	138,253	100,336

Contract owners’ equity end of period	$3,582,250	3,393,119	11,600,085	10,935,878	92,005	236,858	159,186	138,253

CHANGES IN UNITS:
Beginning units	472,896	484,567	1,376,634	1,543,482	24,827	3,617	15,796	10,685
Units purchased	30,504	71,634	97,229	106,150	410	23,218	4,634	7,593
Units redeemed	(69,241)	(83,305)	(218,729)	(272,998)	(16,543)	(2,008)	(4,660)	(2,482)

Ending units	434,159	472,896	1,255,134	1,376,634	8,694	24,827	15,770	15,796

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCRB1		NVCCA1		NVCCN1		NVCMD1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,266	4,113	4,544	7,280	19,651	2,853	9,593	20,350
Realized gain (loss) on investments	3,674	18,134	14,661	2,100	2,080	6,452	23,578	78,359
Change in unrealized gain (loss) on investments	8,730	(25,295)	30,757	(33,157)	45,124	(6,379)	58,991	(132,797)
Reinvested capital gains	1,895	1,394	6,959	2,742	20,767	564	14,887	6,389

Net increase (decrease) in contract owners’ equity resulting from operations	15,565	(1,654)	56,921	(21,035)	87,622	3,490	107,049	(27,699)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,674	7,085	30,242	31,889	24,422	12,820	44,203	38,535
Transfers between funds	102,448	50,477	63,482	99,656	1,309,173	(131,623)	43,078	59,074
Surrenders (note 6)	(19,501)	(98,779)	(17,533)	(53,844)	(22,226)	(5,817)	(37,751)	(161,406)
Death Benefits (note 4)	-	-	-	-	-	(25,187)	-	-
Net policy repayments (loans) (note 5)	(2,594)	(1,158)	(361)	(470)	8,138	50	17,936	19,734
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,508)	(45,340)	(28,658)	(42,884)	(26,830)	(18,166)	(65,346)	(88,842)
Asset charges (note 3):
MSP contracts	(44)	(43)	(46)	(45)	(49)	(206)	(823)	(800)
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(12)	4	8	(6)	7	1	9	6

Net equity transactions	80,463	(87,754)	47,134	34,296	1,292,635	(168,128)	1,306	(133,699)

Net change in contract owners’ equity	96,028	(89,408)	104,055	13,261	1,380,257	(164,638)	108,355	(161,398)
Contract owners’ equity beginning of period	142,007	231,415	401,569	388,308	135,024	299,662	915,081	1,076,479

Contract owners’ equity end of period	$238,035	142,007	505,624	401,569	1,515,281	135,024	1,023,436	915,081

CHANGES IN UNITS:
Beginning units	13,929	22,194	41,773	38,825	12,223	27,448	92,039	105,271
Units purchased	10,314	3,152	9,210	12,957	123,303	2,738	11,187	17,842
Units redeemed	(3,201)	(11,417)	(4,502)	(10,009)	(7,088)	(17,963)	(11,197)	(31,074)

Ending units	21,042	13,929	46,481	41,773	128,438	12,223	92,029	92,039

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCMA1		NVCMC1		NVCBD1		NVLCP1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$3,316	5,793	4,570	9,169	12,335	10,992	3,853	2,997
Realized gain (loss) on investments	5,169	10,410	14,069	28,633	10,147	5,577	959	2,083
Change in unrealized gain (loss) on investments	35,192	(31,399)	9,618	(38,392)	6,012	4,113	4,609	2,437
Reinvested capital gains	12,225	2,579	7,324	2,556	2,859	-	3,946	121

Net increase (decrease) in contract owners’ equity resulting from operations	55,902	(12,617)	35,581	1,966	31,353	20,682	13,367	7,638

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	119,713	113,526	21,451	12,342	23,580	6,222	6,518	5,900
Transfers between funds	-	16,959	32,946	119,479	38,001	204,914	63,140	72,964
Surrenders (note 6)	(19,267)	(29,202)	(63,201)	(224,546)	(105,294)	(8,910)	(3,869)	(3,275)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	962	13,470	17,637	(38,039)	(2,177)	852	(2,336)	(327)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(31,113)	(20,901)	(44,496)	(30,626)	(13,521)	(11,567)	(10,431)	(5,625)
Asset charges (note 3):
MSP contracts	-	-	(1,279)	(1,262)	(218)	(330)	-	(33)
SL contracts or LSFP contracts	-	-	-	-	(266)	(176)	-	-
Adjustments to maintain reserves	12	2	7	(3)	3	(2)	4	10

Net equity transactions	70,307	93,854	(36,935)	(162,655)	(59,892)	191,003	53,026	69,614

Net change in contract owners’ equity	126,209	81,237	(1,354)	(160,689)	(28,539)	211,685	66,393	77,252
Contract owners’ equity beginning of period	363,514	282,277	350,246	510,935	493,562	281,877	143,267	66,015

Contract owners’ equity end of period	$489,723	363,514	348,892	350,246	465,023	493,562	209,660	143,267

CHANGES IN UNITS:
Beginning units	39,348	28,988	33,039	47,944	40,724	24,675	10,922	5,333
Units purchased	12,487	15,780	5,849	13,107	7,734	17,963	5,739	7,810
Units redeemed	(5,384)	(5,420)	(8,929)	(28,012)	(12,481)	(1,914)	(1,691)	(2,221)

Ending units	46,451	39,348	29,959	33,039	35,977	40,724	14,970	10,922

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TRF		GBF		CAF		GVIX6
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$337,090	238,238	162,396	262,950	(5,446)	778	11,994	15,186
Realized gain (loss) on investments	(909,440)	(1,175,009)	41,077	(7,273)	334,165	(120,956)	(5,265)	(88,082)
Change in unrealized gain (loss) on investments	5,980,991	978,156	(276,212)	416,282	1,218,560	(61,303)	80,969	(54,752)
Reinvested capital gains	-	-	320,659	32,194	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,408,641	41,385	247,920	704,153	1,547,279	(181,481)	87,698	(127,648)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,407,021	3,666,045	376,459	414,490	941,227	1,040,477	4,611	8,756
Transfers between funds	(285,049)	(275,736)	(365,835)	(376,070)	(136,249)	370,139	1,442	134,419
Surrenders (note 6)	(3,473,186)	(3,347,145)	(871,919)	(714,403)	(979,433)	(1,074,816)	(14,371)	(10,222)
Death Benefits (note 4)	(908,073)	(618,854)	(403,302)	(128,786)	(35,972)	(163,245)	-	(6,698)
Net policy repayments (loans) (note 5)	778,139	540,650	62,266	147,351	77,724	148,037	(14,422)	(25,314)
Deductions for surrender charges (note 2d)	(348)	(3,082)	(3)	(2,725)	(19)	(192)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,952,998)	(4,073,055)	(556,356)	(607,067)	(1,038,209)	(1,084,883)	(15,283)	(18,365)
Asset charges (note 3):
MSP contracts	(12,672)	(14,024)	(11,944)	(11,970)	(2,852)	(3,445)	(1,238)	(1,469)
SL contracts or LSFP contracts	(5,702)	(6,203)	(1,576)	(1,703)	(3,012)	(2,929)	-	-
Adjustments to maintain reserves	1,645	(302)	221	179	456	(105)	17	(3)

Net equity transactions	(4,451,223)	(4,131,706)	(1,771,989)	(1,280,704)	(1,176,339)	(770,962)	(39,244)	81,104

Net change in contract owners’ equity	957,418	(4,090,321)	(1,524,069)	(576,551)	370,940	(952,443)	48,454	(46,544)
Contract owners’ equity beginning of period	41,567,827	45,658,148	10,907,065	11,483,616	11,683,457	12,635,900	507,260	553,804

Contract owners’ equity end of period	$42,525,245	41,567,827	9,382,996	10,907,065	12,054,397	11,683,457	555,714	507,260

CHANGES IN UNITS:
Beginning units	1,206,188	1,326,428	359,233	403,642	606,750	631,903	62,729	59,497
Units purchased	115,752	130,677	18,426	19,254	51,119	100,763	2,199	9,687
Units redeemed	(241,020)	(250,917)	(79,196)	(63,663)	(106,272)	(125,916)	(6,558)	(6,455)

Ending units	1,080,920	1,206,188	298,463	359,233	551,597	606,750	58,370	62,729

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		GVIDA		NVDBL2		NVDCA2		GVIDC
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	17,930	24,986	1,063	2,491	922	523	7,276	17,352
Realized gain (loss) on investments		26,989	5,671	205	5,074	935	(1,279)	48,390	17,546
Change in unrealized gain (loss) on investments		212,611	(106,615)	4,700	(9,200)	6,467	(2,166)	(25,148)	(15,725)
Reinvested capital gains		-	-	934	75	1,113	61	12,655	3,085

Net increase (decrease) in contract owners’ equity resulting from operations		257,530	(75,958)	6,902	(1,560)	9,437	(2,861)	43,173	22,258

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		123,514	123,131	5,458	10,746	2,957	628	25,179	21,298
Transfers between funds		(33,679)	(161,937)	13,082	(154,020)	1,752	84,218	20,369	104,801
Surrenders (note 6)		(146,188)	(185,315)	-	(7,047)	(60)	(559)	(268,212)	(57,836)
Death Benefits (note 4)		(38,456)	-	-	-	-	-	-	(10,326)
Net policy repayments (loans) (note 5)		30,282	(10,952)	1,579	50	(26)	(27)	14	(8,937)
Deductions for surrender charges (note 2d)		-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(108,274)	(108,527)	(3,699)	(2,558)	(6,818)	(3,094)	(57,871)	(49,665)
Asset charges (note 3):
MSP contracts		(531)	(521)	-	(5)	-	-	(698)	(637)
SL contracts or LSFP contracts		-	(79)	-	-	-	-	(240)	(217)
Adjustments to maintain reserves		38	4	9	-	318	18	(8)	9

Net equity transactions		(173,294)	(344,196)	16,429	(152,834)	(1,877)	81,184	(281,467)	(1,510)

Net change in contract owners’ equity		84,236	(420,154)	23,331	(154,394)	7,560	78,323	(238,294)	20,748
Contract owners’ equity beginning of period		1,787,581	2,207,735	70,506	224,900	81,979	3,656	951,825	931,077

Contract owners’ equity end of period	$	1,871,817	1,787,581	93,837	70,506	89,539	81,979	713,531	951,825

CHANGES IN UNITS:
Beginning units		127,486	150,136	5,552	17,744	6,154	271	68,635	68,634
Units purchased		10,779	15,998	1,624	1,606	901	6,328	9,108	11,884
Units redeemed		(22,534)	(38,648)	(376)	(13,798)	(1,025)	(445)	(28,639)	(11,883)

Ending units		115,731	127,486	6,800	5,552	6,030	6,154	49,104	68,635

									(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		GVIDM		GVDMA		GVDMC		MCIF
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	52,180	84,548	51,620	81,268	35,624	50,790	23,678	13,952
Realized gain (loss) on investments		(165,469)	(113,634)	(215,257)	(102,560)	(8,844)	(66,936)	644,050	(37,541)
Change in unrealized gain (loss) on investments		589,032	(3,079)	802,170	(114,778)	171,283	62,203	(213,331)	(227,853)
Reinvested capital gains		-	-	-	-	11,904	-	327,787	80,462

Net increase (decrease) in contract owners’ equity resulting from operations		475,743	(32,165)	638,533	(136,070)	209,967	46,057	782,184	(170,980)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		265,019	492,101	240,749	254,447	180,806	179,165	199,459	217,539
Transfers between funds		(184,986)	208,045	121,188	28,628	79,292	(284,438)	(244,547)	483,979
Surrenders (note 6)		(432,003)	(387,048)	(981,284)	(764,165)	(140,628)	(134,498)	(469,675)	(439,266)
Death Benefits (note 4)		(217,456)	(7,003)	(5,943)	-	-	(2,526)	(25,830)	(53,517)
Net policy repayments (loans) (note 5)		(21,696)	31,014	133,735	324,975	21,281	(4,507)	123,254	492
Deductions for surrender charges (note 2d)		-	-	(538)	(7,000)	-	-	-	(774)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(325,880)	(336,141)	(289,755)	(311,783)	(106,128)	(112,020)	(436,066)	(413,267)
Asset charges (note 3):
MSP contracts		(9,200)	(10,411)	(3,378)	(3,481)	(1,859)	(1,951)	(2,128)	(2,672)
SL contracts or LSFP contracts		(1,314)	(1,329)	(975)	(1,018)	(111)	(271)	(847)	(1,254)
Adjustments to maintain reserves		100	(31)	110	(11)	50	(4)	92	2

Net equity transactions		(927,416)	(10,803)	(786,091)	(479,408)	32,703	(361,050)	(856,288)	(208,738)

Net change in contract owners’ equity		(451,673)	(42,968)	(147,558)	(615,478)	242,670	(314,993)	(74,104)	(379,718)
Contract owners’ equity beginning of period		4,946,400	4,989,368	5,138,142	5,753,620	2,744,995	3,059,988	5,019,975	5,399,693

Contract owners’ equity end of period	$	4,494,727	4,946,400	4,990,584	5,138,142	2,987,665	2,744,995	4,945,871	5,019,975

CHANGES IN UNITS:
Beginning units		341,515	343,926	359,038	390,963	189,958	215,942	278,335	289,034
Units purchased		31,798	52,263	26,454	28,193	18,887	20,078	13,591	39,527
Units redeemed		(90,788)	(54,674)	(77,414)	(60,118)	(16,171)	(46,062)	(57,296)	(50,226)

Ending units		282,525	341,515	308,078	359,038	192,674	189,958	234,630	278,335

									(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SAM		NVMIG3		GVDIVI		GVDIV3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(130,737)	(109,669)	1,196	36,794	(176)	1,971	(371)	7,741
Realized gain (loss) on investments	15	-	131,132	142,671	(8,517)	(64,097)	(194)	(51,322)
Change in unrealized gain (loss) on investments	(6)	-	462,423	(630,651)	29,727	29,858	70,166	(52,208)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(130,728)	(109,669)	594,751	(451,186)	21,034	(32,268)	69,601	(95,789)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,515,551	1,277,662	209,643	222,852	-	-	34,196	42,654
Transfers between funds	4,184,820	8,844,186	(96,070)	53,206	-	(3,229)	(31,553)	(180,521)
Surrenders (note 6)	(6,218,103)	(4,224,040)	(367,607)	(425,446)	(2,304)	(95,754)	(40,124)	(68,894)
Death Benefits (note 4)	(300,085)	(377,413)	(170,606)	(25,510)	(2,248)	-	(17,989)	-
Net policy repayments (loans) (note 5)	910,296	683,595	110,627	(26,524)	(229)	(2,440)	(937)	(19,541)
Deductions for surrender charges (note 2d)	(6,289)	(6,122)	(356)	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,968,265)	(1,552,073)	(255,917)	(275,458)	(5,629)	(7,667)	(26,112)	(28,566)
Asset charges (note 3):
MSP contracts	(15,414)	(16,498)	(1,618)	(1,785)	-	-	(167)	(179)
SL contracts or LSFP contracts	(8,546)	(8,249)	-	(16)	(24)	(26)	(194)	(225)
Adjustments to maintain reserves	453	(421)	82	(21)	(15)	(5)	9	55

Net equity transactions	(1,905,582)	4,620,627	(571,822)	(478,702)	(10,449)	(109,121)	(82,871)	(255,217)

Net change in contract owners’ equity	(2,036,310)	4,510,958	22,929	(929,888)	10,585	(141,389)	(13,270)	(351,006)
Contract owners’ equity beginning of period	24,176,509	19,665,551	4,178,990	5,108,878	130,775	272,164	470,118	821,124

Contract owners’ equity end of period	$22,140,199	24,176,509	4,201,919	4,178,990	141,360	130,775	456,848	470,118

CHANGES IN UNITS:
Beginning units	1,421,436	1,169,758	486,078	542,276	9,298	16,122	54,042	78,835
Units purchased	459,736	575,504	34,140	43,031	-	147	5,292	6,236
Units redeemed	(587,614)	(323,826)	(96,282)	(99,229)	(686)	(6,971)	(14,379)	(31,029)

Ending units	1,293,558	1,421,436	423,936	486,078	8,612	9,298	44,955	54,042

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMLG1		NVMLV1		NVMMG1		NVMMV2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(652)	(8,600)	10,292	9,325	(149,265)	(156,832)	100,678	49,343
Realized gain (loss) on investments	74,305	31,706	(4,983)	13,900	1,225,296	1,064,863	519,826	398,752
Change in unrealized gain (loss) on investments	132,457	(87,815)	187,385	(164,321)	24,284	(2,198,178)	288,589	(1,078,934)
Reinvested capital gains	39,903	-	-	44,577	2,407,452	-	1,791,437	80,983

Net increase (decrease) in contract owners’ equity resulting from operations	246,013	(64,709)	192,694	(96,519)	3,507,767	(1,290,147)	2,700,530	(549,856)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	152,236	85,712	72,701	105,692	1,279,468	1,415,357	784,762	858,953
Transfers between funds	(217,061)	(25,182)	(34,922)	(44,168)	(494,308)	(467,627)	(327,162)	(207,765)
Surrenders (note 6)	(215,598)	(186,187)	(170,229)	(125,815)	(2,549,379)	(1,845,986)	(1,753,093)	(1,481,560)
Death Benefits (note 4)	-	(19,729)	(28,110)	(6,066)	(273,262)	(174,012)	(53,127)	(41,752)
Net policy repayments (loans) (note 5)	35,510	(15,891)	(5,091)	(27,249)	255,211	39,992	204,163	111,600
Deductions for surrender charges (note 2d)	(204)	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(93,931)	(99,420)	(69,731)	(78,183)	(1,665,594)	(1,765,381)	(1,055,635)	(1,095,869)
Asset charges (note 3):
MSP contracts	(972)	(955)	(344)	(647)	(8,237)	(8,312)	(5,731)	(5,887)
SL contracts or LSFP contracts	(758)	(736)	(535)	(941)	(167)	(209)	(22)	(33)
Adjustments to maintain reserves	25	(76)	18	(13,029)	481	(9,750)	331	21

Net equity transactions	(340,753)	(262,464)	(236,243)	(190,406)	(3,455,787)	(2,815,928)	(2,205,514)	(1,862,292)

Net change in contract owners’ equity	(94,740)	(327,173)	(43,549)	(286,925)	51,980	(4,106,075)	495,016	(2,412,148)
Contract owners’ equity beginning of period	1,597,717	1,924,890	1,245,266	1,532,191	25,153,981	29,260,056	18,051,650	20,463,798

Contract owners’ equity end of period	$1,502,977	1,597,717	1,201,717	1,245,266	25,205,961	25,153,981	18,546,666	18,051,650

CHANGES IN UNITS:
Beginning units	175,647	204,503	146,217	167,050	2,648,801	2,934,551	1,788,622	1,969,690
Units purchased	11,131	13,145	11,674	14,363	178,802	184,853	109,851	111,839
Units redeemed	(44,205)	(42,001)	(37,352)	(35,196)	(504,626)	(470,603)	(309,990)	(292,907)

Ending units	142,573	175,647	120,539	146,217	2,322,977	2,648,801	1,588,483	1,788,622

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SCGF		SCVF		SCF		MSBF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(11,652)	(12,312)	16,681	(1,295)	(58,128)	4,461	44,099	66,435
Realized gain (loss) on investments	33,920	274,872	(198,584)	(286,032)	(608,234)	(874,181)	54,035	38,288
Change in unrealized gain (loss) on investments	171,186	(370,241)	1,049,462	9,738	2,899,453	(223,275)	152,197	(26,044)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	193,454	(107,681)	867,559	(277,589)	2,233,091	(1,092,995)	250,331	78,679

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	35,382	52,363	168,024	198,942	606,513	671,358	32,154	36,839
Transfers between funds	35,259	558,971	(49,390)	(9,715)	(307,582)	(287,210)	212,206	645,156
Surrenders (note 6)	(283,659)	(63,726)	(486,984)	(571,718)	(1,343,282)	(1,613,219)	(231,233)	(121,950)
Death Benefits (note 4)	(6,626)	-	(71,191)	(41,852)	(263,482)	(194,921)	-	-
Net policy repayments (loans) (note 5)	(98,459)	(4,690)	30,538	(12,122)	256,839	84,806	(5,872)	(13)
Deductions for surrender charges (note 2d)	-	-	-	-	(137)	(341)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(66,133)	(69,742)	(258,296)	(271,178)	(872,059)	(982,638)	(99,295)	(60,491)
Asset charges (note 3):
MSP contracts	(405)	(390)	(2,420)	(2,799)	(7,269)	(7,951)	(1,395)	(1,272)
SL contracts or LSFP contracts	(408)	(308)	(3,759)	(3,564)	(4,117)	(4,652)	(650)	(434)
Adjustments to maintain reserves	37	237	68	(13)	4,609	(3,083)	(101)	40

Net equity transactions	(385,012)	472,715	(673,410)	(714,019)	(1,929,967)	(2,337,851)	(94,186)	497,875

Net change in contract owners’ equity	(191,558)	365,034	194,149	(991,608)	303,124	(3,430,846)	156,145	576,554
Contract owners’ equity beginning of period	1,744,746	1,379,712	4,692,118	5,683,726	15,707,281	19,138,127	2,045,724	1,469,170

Contract owners’ equity end of period	$1,553,188	1,744,746	4,886,267	4,692,1185	16,010,405	15,707,281	2,201,869	2,045,724

CHANGES IN UNITS:
Beginning units	248,091	192,212	209,000	239,727	431,988	493,349	117,076	87,760
Units purchased	19,317	79,028	10,824	13,001	20,542	23,957	13,894	38,085
Units redeemed	(73,250)	(23,149)	(39,124)	(43,728)	(69,428)	(85,318)	(18,192)	(8,769)

Ending units	194,158	248,091	180,700	209,000	383,102	431,988	112,778	117,076

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVSTB2		NVOLG1		NVTIV3		EIF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$4,481	5,670	`79,688	78,991	1,886	1,376	3,402	5,560
Realized gain (loss) on investments	676	(3,222)	634,926	69,259	(1,698)	(2,594)	48,216	(42,770)
Change in unrealized gain (loss) on investments	8,918	(2,075)	6,982,530	(1,524,082)	9,221	(8,412)	42,150	21,874
Reinvested capital gains	-	-	-	173,895	1,159	69	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,075	373	7,697,144	(1,201,937)	10,568	(9,561)	93,768	(15,336)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	13,609	14,261	1,899,617	2,140,290	2,395	13,426	38,158	42,428
Transfers between funds	158,710	(33,903)	(1,899,784)	(3,335,135)	40,123	12,649	(121,494)	(2,435)
Surrenders (note 6)	(85,247)	(38,992)	(3,439,428)	(4,672,504)	(961)	(8,994)	(109,079)	(141,189)
Death Benefits (note 4)	-	-	(729,968)	(553,149)	-	-	-	-
Net policy repayments (loans) (note 5)	(4,150)	1,299	334,747	180,998	133	37	25,937	23,917
Deductions for surrender charges (note 2d)	-	-	(190)	(4,702)	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(16,327)	(15,982)	(2,616,231)	(2,720,424)	(4,995)	(5,433)	(42,044)	(48,018)
Asset charges (note 3):
MSP contracts	(128)	(188)	(18,470)	(19,706)	-	-	(7)	(19)
SL contracts or LSFP contracts	-	-	(15,666)	(16,252)	(49)	(16)	(259)	(193)
Adjustments to maintain reserves	13	6	1,501	(80)	(16)	5	(8)	(4)

Net equity transactions	66,480	(73,499)	(6,483,872)	(9,000,664)	36,630	11,674	(208,796)	(125,513)

Net change in contract owners’ equity	80,555	(73,126)	1,213,272	(10,202,601)	47,198	2,113	(115,028)	(140,849)
Contract owners’ equity beginning of period	449,202	522,328	44,368,510	54,571,111	47,658	45,545	617,215	758,064

Contract owners’ equity end of period	$529,757	449,202	45,581,782	44,368,510	94,856	47,658	502,187	617,215

CHANGES IN UNITS:
Beginning units	41,430	48,536	3,238,286	3,873,569	3,984	3,316	40,014	47,749
Units purchased	10,191	3,055	75,013	201,686	3,536	1,264	4,342	3,506
Units redeemed	(4,194)	(10,161)	(596,471)	(836,969)	(886)	(596)	(16,845)	(11,241)

Ending units	47,427	41,430	2,816,828	3,238,286	6,634	3,984	27,511	40,014

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVRE1		ALVGIA		ALVSVA		ACVB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$46,021	32,905	2,737	1,949	(10)	730	62,464	51,014
Realized gain (loss) on investments	855,789	590,310	34,392	15,525	38,600	63,674	79	(58,159)
Change in unrealized gain (loss) on investments	(436,653)	(128,136)	9,283	(618)	79,910	(176,863)	370,623	190,455
Reinvested capital gains	864,675	37,461	-	-	24,568	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,329,832	532,540	46,412	16,856	143,068	(112,459)	433,166	183,310

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	359,081	404,998	7,309	21,285	107,043	36,784	187,333	177,123
Transfers between funds	(207,653)	235,903	(5,153)	87,409	(47,603)	(84,011)	388,561	107,858
Surrenders (note 6)	(1,191,253)	(649,690)	(5,820)	(60,111)	(140,425)	(119,242)	(115,126)	(278,415)
Death Benefits (note 4)	(116,136)	(43,955)	-	-	(28,103)	-	(104,463)	(138,534)
Net policy repayments (loans) (note 5)	(9,600)	(13,592)	(18,977)	(2,644)	291	3,454	17,174	33,608
Deductions for surrender charges (note 2d)	(360)	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(522,794)	(504,176)	(17,250)	(15,616)	(44,917)	(54,443)	(257,607)	(225,976)
Asset charges (note 3):
MSP contracts	(3,944)	(3,953)	(145)	(88)	(402)	(856)	(2,226)	(2,744)
SL contracts or LSFP contracts	(1,188)	(750)	(19)	(17)	(253)	(331)	(822)	39
Adjustments to maintain reserves	181	32	2	2	(5)	(10)	89	3

Net equity transactions	(1,693,666)	(575,183)	(40,053)	30,220	(154,374)	(218,655)	112,913	(327,038)

Net change in contract owners’ equity	(363,834)	(42,643)	6,359	47,076	(11,306)	(331,114)	546,079	(143,728)
Contract owners’ equity beginning of period	9,239,860	9,282,503	288,279	241,203	1,000,046	1,331,160	3,793,141	3,936,869

Contract owners’ equity end of period	$8,876,026	9,239,860	294,638	288,279	988,740	1,000,046	4,339,220	3,793,141

CHANGES IN UNITS:
Beginning units	919,617	978,940	19,480	17,280	47,496	57,763	163,757	177,862
Units purchased	58,784	78,753	618	7,384	2,505	4,497	25,043	18,274
Units redeemed	(211,340)	(138,076)	(3,071)	(5,184)	(10,113)	(14,764)	(21,351)	(32,379)

Ending units	767,061	919,617	17,027	19,480	39,888	47,496	167,449	163,757

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACVCA		ACVIG		ACVIP2		ACVI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(11,740)	(11,689)	26,213	18,927	47,366	70,644	2,088	6,361
Realized gain (loss) on investments	11,810	30,556	(148,312)	(79,146)	83,527	48,313	(12,970)	(46,078)
Change in unrealized gain (loss) on investments	116,921	(123,789)	350,447	114,956	(23,970)	63,136	115,243	(48,950)
Reinvested capital gains	78,923	-	-	-	56,141	22,645	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	195,914	(104,922)	228,348	54,737	163,064	204,738	104,361	(88,667)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,982	14,900	60,347	80,457	82,875	115,693	22	350
Transfers between funds	28,921	(29,560)	(91,844)	122,469	64,691	442,600	17,545	(86,124)
Surrenders (note 6)	(15,236)	(49,999)	(259,726)	(159,088)	(263,735)	(96,964)	(147,183)	(45,509)
Death Benefits (note 4)	(77,341)	(78,685)	(125,027)	(3,531)	-	-	(21,436)	(6,595)
Net policy repayments (loans) (note 5)	71,571	26,127	79,904	(89,543)	3,229	(515)	141,227	2,792
Deductions for surrender charges (note 2d)	-	-	-	(4,439)	-	(653)	-	(873)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(43,715)	(41,002)	(99,970)	(100,423)	(122,898)	(84,258)	(23,644)	(23,512)
Asset charges (note 3):
MSP contracts	-	-	(1,915)	(2,060)	(3,080)	(2,373)	-	-
SL contracts or LSFP contracts	(1,142)	(1,185)	(438)	(439)	(386)	(409)	(1,213)	(1,540)
Adjustments to maintain reserves	1,104	(827)	14	(3)	43	15	2,438	(2,537)

Net equity transactions	(29,856)	(160,231)	(438,655)	(156,600)	(239,261)	373,136	(32,244)	(163,548)

Net change in contract owners’ equity	166,058	(265,153)	(210,307)	(101,863)	(76,197)	577,874	72,117	(252,215)
Contract owners’ equity beginning of period	1,296,493	1,561,646	1,734,536	1,836,399	2,414,844	1,836,970	544,239	796,454

Contract owners’ equity end of period	$1,462,551	1,296,493	1,524,229	1,734,536	2,338,647	2,414,844	616,356	544,239

CHANGES IN UNITS:
Beginning units	110,222	122,710	134,693	146,005	159,716	135,075	43,714	58,982
Units purchased	5,494	2,721	8,423	18,575	14,466	36,419	2,219	802
Units redeemed	(8,071)	(15,209)	(39,149)	(29,887)	(29,728)	(11,778)	(5,020)	(16,070)

Ending units	107,645	110,222	103,967	134,693	144,454	159,716	40,913	43,714

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACVI3		ACVMV1		ACVU1		ACVV
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,569	3,314	19,282	11,429	(253)	(138)	-	2
Realized gain (loss) on investments	21,829	14,108	49,650	44,464	2,835	10,543	-	25
Change in unrealized gain (loss) on investments	15,137	(44,492)	47,737	(136,598)	4,339	(10,152)	-	(1)
Reinvested capital gains	-	-	75,061	37,368	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	38,535	(27,070)	191,730	(43,337)	6,921	253	-	26

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	17,070	14,162	69,260	98,376	(3)	5,370	-	242
Transfers between funds	(10,238)	(13,016)	(215,884)	95,562	39,077	26,935	-	15
Surrenders (note 6)	(37,524)	(2,711)	(64,473)	(50,966)	-	(1,453)	-	-
Death Benefits (note 4)	-	-	-	(8,416)	-	(12,720)	-	-
Net policy repayments (loans) (note 5)	537	84	(10,982)	(16,014)	(428)	(433)	-	(260)
Deductions for surrender charges (note 2d)	-	(51)	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,784)	(6,511)	(57,371)	(59,067)	(11,082)	(11,459)	-	-
Asset charges (note 3):
MSP contracts	-	-	(390)	(488)	-	-	-	-
SL contracts or LSFP contracts	(834)	(947)	(8)	(57)	(150)	(100)	-	-
Adjustments to maintain reserves	(1)	1	23	9	5	-	-	(141)

Net equity transactions	(36,774)	(8,989)	(279,825)	58,939	27,419	6,140	-	(144)

Net change in contract owners’ equity	1,761	(36,059)	(88,095)	15,602	34,340	6,393	-	(118)
Contract owners’ equity beginning of period	207,937	243,996	1,413,783	1,398,181	46,196	39,803	-	118

Contract owners’ equity end of period	$209,698	207,937	1,325,688	1,413,783	80,536	46,196	-	-

CHANGES IN UNITS:
Beginning units	16,408	16,935	94,413	92,240	4,026	3,404	-	5
Units purchased	1,257	1,081	3,252	12,769	2,923	2,765	-	-
Units redeemed	(4,008)	(1,608)	(21,197)	(10,596)	(861)	(2,143)	-	(5)

Ending units	13,657	16,408	76,468	94,413	6,088	4,026	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACVVS1		DVSCS		DCAP		DSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	(521)	1,246	175,533	47,787	(1,270)	(360)
Realized gain (loss) on investments	360	6,318	200,224	119,993	275,791	(19,447)	8,424	(1,781)
Change in unrealized gain (loss) on investments	4,905	(8,941)	(18,936)	(165,133)	85,359	315,547	34,854	(37,829)
Reinvested capital gains	-	-	69,247	4,258	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,265	(2,623)	250,014	(39,636)	536,683	343,887	42,008	(39,970)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5	(39)	97,354	57,684	193,370	169,112	22,213	22,909
Transfers between funds	(33)	(4,928)	27,629	290,443	(517,117)	1,421,578	191,571	39,050
Surrenders (note 6)	-	(3)	(396,902)	(100,571)	(352,943)	(307,249)	(8,105)	(32,256)
Death Benefits (note 4)	-	-	-	(5,579)	(2,834)	(22,666)	(5,659)	-
Net policy repayments (loans) (note 5)	28	45	961	270	18,396	(54,449)	(2,024)	9,568
Deductions for surrender charges (note 2d)	-	-	(250)	-	(2)	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(890)	(518)	(85,634)	(83,276)	(277,728)	(225,372)	(20,438)	(21,897)
Asset charges (note 3):
MSP contracts	-	-	(1,175)	(1,107)	(1,443)	(916)	-	-
SL contracts or LSFP contracts	(139)	(117)	(869)	(864)	(2,488)	(2,470)	(38)	(21)
Adjustments to maintain reserves	6	26	26	175	92	33	2	(18)

Net equity transactions	(1,023)	(5,534)	(358,860)	157,175	(942,697)	977,601	177,522	17,335

Net change in contract owners’ equity	4,242	(8,157)	(108,846)	117,539	(406,014)	1,321,488	219,530	(22,635)
Contract owners’ equity beginning of period	33,858	42,015	1,900,284	1,782,745	5,490,413	4,168,925	204,445	227,080

Contract owners’ equity end of period	$38,100	33,858	1,791,438	1,900,284	5,084,399	5,490,413	423,975	204,445

CHANGES IN UNITS:
Beginning units	2,700	3,086	116,307	109,263	321,432	264,181	17,180	16,375
Units purchased	2	-	7,831	20,958	22,610	93,584	15,612	5,635
Units redeemed	(74)	(386)	(29,002)	(13,914)	(86,064)	(36,333)	(3,085)	(4,830)

Ending units	2,628	2,700	95,136	116,307	257,978	321,432	29,707	17,180

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DGI		FVCA2P		FQB		FEIP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$11,601	10,009	21	196	72,904	77,299	967,535	726,332
Realized gain (loss) on investments	12,242	20,322	3	21,028	15,426	13,817	12,183	(972,222)
Change in unrealized gain (loss) on investments	180,169	(65,960)	3,602	(24,998)	93,792	(62,601)	2,440,455	408,189
Reinvested capital gains	-	-	4,081	-	-	-	2,414,078	-

Net increase (decrease) in contract owners’ equity resulting from operations	204,012	(35,629)	7,707	(3,774)	182,122	28,515	5,834,251	162,299

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	62,914	76,356	3,788	4,503	43,389	53,969	1,749,187	1,920,048
Transfers between funds	(3,828)	4,024	63,659	(119,004)	42,138	385,353	(173,342)	(672,853)
Surrenders (note 6)	(92,658)	(224,693)	-	-	(207,571)	(55,343)	(2,420,161)	(4,096,454)
Death Benefits (note 4)	(32,647)	(19,976)	-	(19,041)	(24,201)	-	(554,682)	(557,730)
Net policy repayments (loans) (note 5)	20,860	469	469	(143)	69,497	827	538,483	363,976
Deductions for surrender charges (note 2d)	-	(1,922)	-	-	(515)	-	(51)	(2,205)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(102,271)	(105,899)	(5,531)	(6,980)	(85,989)	(79,579)	(2,411,031)	(2,585,758)
Asset charges (note 3):
MSP contracts	(694)	(664)	-	-	(2,457)	(2,488)	(19,343)	(19,531)
SL contracts or LSFP contracts	(590)	(687)	(132)	-	(597)	(693)	(5,407)	(5,132)
Adjustments to maintain reserves	19	2	17	(5)	21	14	3,669	(1,002)

Net equity transactions	(148,895)	(272,990)	62,270	(140,670)	(166,285)	302,060	(3,292,678)	(5,656,641)

Net change in contract owners’ equity	55,117	(308,619)	69,977	(144,444)	15,837	330,575	2,541,573	(5,494,342)
Contract owners’ equity beginning of period	1,203,953	1,512,572	70,735	215,179	2,049,452	1,718,877	36,323,593	41,817,935

Contract owners’ equity end of period	$1,259,070	1,203,953	140,712	70,735	2,065,289	2,049,452	38,865,166	36,323,593

CHANGES IN UNITS:
Beginning units	85,537	102,901	5,114	14,649	134,437	113,560	951,673	1,102,072
Units purchased	5,598	7,829	4,535	360	11,310	39,231	47,571	53,108
Units redeemed	(15,641)	(25,193)	(580)	(9,895)	(21,506)	(18,354)	(118,584)	(203,507)

Ending units	75,494	85,537	9,069	5,114	124,241	134,437	880,660	951,673

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FHIP		FAMP		FCP		FNRS2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$475,592	633,975	108,978	180,376	-	(78)	5,230	10,129
Realized gain (loss) on investments	(234,668)	(335,887)	398,960	123,237	-	1,367	259,766	(330,272)
Change in unrealized gain (loss) on investments	1,001,442	84,189	815,084	(790,166)	-	(484)	(146,245)	100,420
Reinvested capital gains	-	-	89,127	64,764	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,242,366	382,277	1,412,149	(421,789)	-	805	118,751	(219,723)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	168,754	17,809	537,431	596,471	-	23,611	169,488	213,904
Transfers between funds	407,925	(331,711)	10,551	(313,935)	-	(313)	(466,868)	94,519
Surrenders (note 6)	(2,135,217)	(655,080)	(1,378,562)	(912,837)	-	-	(240,890)	(291,868)
Death Benefits (note 4)	(120,638)	(149,681)	(697,108)	(507,804)	-	(21,722)	(22,476)	(65,154)
Net policy repayments (loans) (note 5)	63,319	(132,142)	393,152	427,157	-	(1,758)	34,213	(25,743)
Deductions for surrender charges (note 2d)	-	(3,215)	(129)	(3)	-	-	(3)	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(442,376)	(484,685)	(753,054)	(799,482)	-	-	(204,752)	(251,622)
Asset charges (note 3):
MSP contracts	(6,152)	(6,535)	(4,023)	(4,627)	-	-	(760)	(1,595)
SL contracts or LSFP contracts	(3,002)	(2,882)	(980)	(1,114)	-	-	(763)	(846)
Adjustments to maintain reserves	815	(55)	646	(140)	-	(17,814)	32	147

Net equity transactions	(2,066,572)	(1,748,177)	(1,892,076)	(1,516,314)	-	(17,996)	(732,779)	(328,258)

Net change in contract owners’ equity	(824,206)	(1,365,900)	(479,927)	(1,938,103)	-	(17,191)	(614,028)	(547,981)
Contract owners’ equity beginning of period	9,951,154	11,317,054	12,709,368	14,647,471	-	17,191	3,015,116	3,563,097

Contract owners’ equity end of period	$9,126,948	9,951,154	12,229,441	12,709,368	-	-	2,401,088	3,015,116

CHANGES IN UNITS:
Beginning units	325,266	393,763	453,960	505,260	-	474	178,905	199,358
Units purchased	45,806	3,465	21,662	29,679	-	604	10,940	15,639
Units redeemed	(79,301)	(71,962)	(86,367)	(80,979)	-	(1,078)	(53,108)	(36,092)

Ending units	291,771	325,266	389,255	453,960	-	-	136,737	178,905

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FF10S		FF20S		FF30S		FGP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$4,466	6,917	15,891	13,687	15,567	13,476	1,213	(122,068)
Realized gain (loss) on investments	37,104	10,674	(8,691)	(24,532)	(16,571)	(8,361)	(1,260,034)	(2,502,464)
Change in unrealized gain (loss) on investments	853	(20,955)	104,192	(550)	134,746	(35,853)	7,833,936	2,577,436
Reinvested capital gains	5,783	2,173	12,182	3,381	9,442	2,732	-	181,528

Net increase (decrease) in contract owners’ equity resulting from operations	48,206	(1,191)	123,574	(8,014)	143,184	(28,006)	6,575,115	134,432

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,320	10,897	26,451	68,311	53,439	50,662	2,952,412	3,242,170
Transfers between funds	(72,814)	102,849	249,367	(83,138)	88,484	83,443	(177,948)	(1,041,331)
Surrenders (note 6)	(25,695)	(4,542)	(96,987)	(51,932)	(15,205)	(32,331)	(4,458,049)	(5,907,872)
Death Benefits (note 4)	-	(5,057)	(6,238)	-	-	-	(491,022)	(403,398)
Net policy repayments (loans) (note 5)	708	3,087	1,365	17,859	(1,531)	3,250	598,858	457,728
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(121)	(2,960)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(20,373)	(17,502)	(48,209)	(50,928)	(68,739)	(51,862)	(3,456,275)	(3,635,113)
Asset charges (note 3):
MSP contracts	(668)	(505)	(392)	(208)	(37)	-	(13,800)	(13,680)
SL contracts or LSFP contracts	-	-	-	-	-	-	(9,747)	(9,033)
Adjustments to maintain reserves	9	3	27	(11)	21	(18)	2,691	(3,962)

Net equity transactions	(108,513)	89,230	125,384	(100,047)	56,432	53,144	(5,053,001)	(7,317,451)

Net change in contract owners’ equity	(60,307)	88,039	248,958	(108,061)	199,616	25,138	1,522,114	(7,183,019)
Contract owners’ equity beginning of period	426,440	338,401	884,068	992,129	903,411	878,273	47,556,461	54,739,480

Contract owners’ equity end of period	$366,133	426,440	1,133,026	884,068	1,103,027	903,411	49,078,575	47,556,461

CHANGES IN UNITS:
Beginning units	32,653	25,737	68,322	75,333	71,678	67,463	1,356,975	1,564,221
Units purchased	3,215	10,513	16,040	6,278	11,599	10,934	79,498	88,499
Units redeemed	(10,670)	(3,597)	(6,766)	(13,289)	(7,098)	(6,719)	(228,399)	(295,745)

Ending units	25,198	32,653	77,596	68,322	76,179	71,678	1,208,074	1,356,975

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FHIPR		FIGBS		FMCS		FOP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$193,930	233,507	73,277	130,043	(1,127)	(30,049)	79,929	52,671
Realized gain (loss) on investments	195,936	249,433	183,992	33,306	191,305	(143,873)	(39,767)	393,416
Change in unrealized gain (loss) on investments	87,153	(373,826)	(133,339)	16,902	219,588	(790,234)	1,004,605	(1,713,166)
Reinvested capital gains	-	-	115,644	126,727	542,896	14,045	19,454	14,358

Net increase (decrease) in contract owners’ equity resulting from operations	477,019	109,114	239,574	306,978	952,662	(950,111)	1,064,221	(1,252,721)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	579,030	598,566	132,007	183,133	315,881	365,725	11,595	(335)
Transfers between funds	(413,515)	334,320	(194,110)	150,869	(533,797)	(423,973)	(28,839)	(109,926)
Surrenders (note 6)	(356,694)	(701,288)	(454,812)	(304,675)	(800,623)	(522,461)	(359,591)	(757,581)
Death Benefits (note 4)	(15,758)	(23,603)	(56,601)	(8,013)	(127,327)	(29,921)	(19,660)	(152,580)
Net policy repayments (loans) (note 5)	128,006	158,290	9,405	(145,675)	128,282	(35,081)	(35,257)	(50,332)
Deductions for surrender charges (note 2d)	(138)	-	-	-	(450)	-	-	(291)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(372,896)	(384,396)	(177,548)	(169,326)	(374,305)	(410,682)	(240,593)	(281,830)
Asset charges (note 3):
MSP contracts	(2,151)	(1,687)	(2,726)	(2,558)	(1,324)	(2,167)	(2,609)	(2,935)
SL contracts or LSFP contracts	-	-	(1,188)	(908)	(1,382)	(1,578)	(1,214)	(1,571)
Adjustments to maintain reserves	202	11	57	11	130	(48)	598	(823)

Net equity transactions	(453,914)	(19,787)	(745,516)	(297,142)	(1,394,915)	(1,060,186)	(675,570)	(1,358,204)

Net change in contract owners’ equity	23,105	89,327	(505,942)	9,836	(442,253)	(2,010,297)	388,651	(2,610,925)
Contract owners’ equity beginning of period	3,638,251	3,548,924	4,723,412	4,713,576	7,322,065	9,332,362	5,632,143	8,243,068

Contract owners’ equity end of period	$3,661,356	3,638,251	4,217,470	4,723,412	6,879,812	7,322,065	6,020,794	5,632,143

CHANGES IN UNITS:
Beginning units	294,862	297,618	322,206	343,280	290,887	329,447	276,643	339,326
Units purchased	56,585	90,301	22,949	24,892	13,279	18,721	4,369	3,808
Units redeemed	(90,288)	(93,057)	(71,770)	(45,966)	(64,721)	(57,281)	(34,409)	(66,491)

Ending units	261,159	294,862	273,385	322,206	239,445	290,887	246,603	276,643

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FOSR		FVSS		FTVIS2		FTVRDI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$51,189	27,426	998	4,733	73,477	72,323	58,739	39,446
Realized gain (loss) on investments	(171,899)	(757,693)	168,235	68,415	3,413	6,251	278,987	(82,461)
Change in unrealized gain (loss) on investments	754,583	(64,779)	68,783	(194,845)	55,345	(69,800)	92,487	251,537
Reinvested capital gains	12,575	8,520	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	646,448	(786,526)	238,016	(121,697)	132,235	8,774	430,213	208,522

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	469,548	493,353	31,449	26,219	42,195	49,940	128,599	137,101
Transfers between funds	279,455	(6,305)	241,870	(138,200)	187,884	290,747	296,049	959,765
Surrenders (note 6)	(314,487)	(1,014,062)	(169,366)	(60,982)	(203,718)	(118,850)	(559,175)	(345,982)
Death Benefits (note 4)	(867)	(25,750)	-	(7,368)	-	(10,821)	(10,419)	(6,250)
Net policy repayments (loans) (note 5)	147,662	168,513	28,304	(3,957)	20,667	2,104	14,309	73,023
Deductions for surrender charges (note 2d)	-	(177)	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(290,967)	(375,023)	(61,534)	(52,262)	(73,376)	(70,621)	(161,622)	(148,450)
Asset charges (note 3):
MSP contracts	(832)	(1,164)	(537)	(605)	(1,479)	(1,237)	(553)	(273)
SL contracts or LSFP contracts	(1,045)	(1,000)	(531)	(1,073)	-	-	(1,226)	(1,237)
Adjustments to maintain reserves	61	(53)	18	(7)	22	(12)	49	12

Net equity transactions	288,528	(761,668)	69,673	(238,235)	(27,805)	141,250	(293,989)	667,709

Net change in contract owners’ equity	934,976	(1,548,194)	307,689	(359,932)	104,430	150,024	136,224	876,231
Contract owners’ equity beginning of period	3,157,594	4,705,788	985,317	1,345,249	1,198,075	1,048,051	3,729,163	2,852,932

Contract owners’ equity end of period	$4,092,570	3,157,594	1,293,006	985,317	1,302,505	1,198,075	3,865,387	3,729,163

CHANGES IN UNITS:
Beginning units	284,955	349,129	68,196	84,576	96,131	85,740	215,866	175,148
Units purchased	75,005	62,064	22,580	2,677	18,625	22,316	29,391	73,408
Units redeemed	(52,797)	(126,238)	(19,314)	(19,057)	(21,558)	(11,925)	(44,362)	(32,690)

Ending units	307,163	284,955	71,462	68,196	93,198	96,131	200,895	215,866

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FTVSVI		FTVDM3		TIF		TIF3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$16,695	16,618	12,887	8,831	6,649	4,078	23,613	15,321
Realized gain (loss) on investments	78,007	(94,072)	94,393	156,742	(30,568)	222	(2,131)	(82,242)
Change in unrealized gain (loss) on investments	445,296	(85,824)	37,681	(459,910)	52,206	(33,614)	133,465	(73,825)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	539,998	(163,278)	144,961	(294,337)	28,287	(29,314)	154,947	(140,746)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	131,840	145,647	46,698	47,303	(38)	-	40,168	61,702
Transfers between funds	(226,339)	(137,290)	(173,851)	29,347	(82,604)	(8,973)	(138,541)	141,107
Surrenders (note 6)	(131,174)	(169,952)	(91,142)	(112,115)	(12,015)	(14,711)	(89,536)	(193,388)
Death Benefits (note 4)	(59,019)	(7,836)	(25,348)	(24,524)	-	-	(13,219)	-
Net policy repayments (loans) (note 5)	(1,280)	(133,617)	16,468	(9,533)	(2,172)	(11,870)	5,393	27,174
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(114,146)	(120,176)	(69,085)	(80,426)	(5,902)	(8,209)	(37,255)	(42,445)
Asset charges (note 3):
MSP contracts	(740)	(1,101)	(279)	(589)	(31)	(34)	(164)	(245)
SL contracts or LSFP contracts	(420)	(433)	(504)	(580)	-	-	(211)	(302)
Adjustments to maintain reserves	19	15	10	2	(16)	15	34	(16)

Net equity transactions	(401,259)	(424,743)	(297,033)	(151,115)	(102,778)	(43,782)	(233,331)	(6,413)

Net change in contract owners’ equity	138,739	(588,021)	(152,072)	(445,452)	(74,491)	(73,096)	(78,384)	(147,159)
Contract owners’ equity beginning of period	3,175,740	3,763,761	1,397,438	1,842,890	247,331	320,427	1,085,263	1,232,422

Contract owners’ equity end of period	$3,314,479	3,175,740	1,245,366	1,397,438	172,840	247,331	1,006,879	1,085,263

CHANGES IN UNITS:
Beginning units	148,289	168,809	84,552	93,429	13,177	15,221	89,496	90,346
Units purchased	6,057	10,873	4,228	8,478	-	-	4,022	15,101
Units redeemed	(23,290)	(31,393)	(21,791)	(17,355)	(5,370)	(2,044)	(22,959)	(15,951)

Ending units	131,056	148,289	66,989	84,552	7,807	13,177	70,559	89,496

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FTVGI3		FTVFA2		AMTB		AMBP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$180,353	171,030	3,023	(457)	72,749	92,063	(226)	(119)
Realized gain (loss) on investments	97,817	59,207	4,045	(789)	(11,401)	(46,080)	1,452	873
Change in unrealized gain (loss) on investments	146,300	(305,479)	8,532	(4,715)	51,445	(53,140)	1,420	(1,145)
Reinvested capital gains	4,947	21,783	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	429,417	(53,459)	15,600	(5,961)	112,793	(7,157)	2,646	(391)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	83,735	70,286	10,055	2,516	92,061	94,089	2,887	2,819
Transfers between funds	(397,975)	395,839	(40,986)	80,857	356,309	267,689	(5)	(1,447)
Surrenders (note 6)	(146,016)	(55,961)	(2,205)	(17,330)	(106,801)	(95,538)	(2,028)	-
Death Benefits (note 4)	-	-	-	-	(71,366)	(157,816)	-	-
Net policy repayments (loans) (note 5)	19,011	(6,164)	603	765	86,729	147,055	370	628
Deductions for surrender charges (note 2d)	-	(342)	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(125,514)	(120,068)	(15,386)	(9,690)	(124,360)	(131,363)	(2,493)	(2,320)
Asset charges (note 3):
MSP contracts	(2,227)	(2,223)	(89)	(105)	(4,245)	(4,256)	-	-
SL contracts or LSFP contracts	(317)	(261)	-	-	(829)	(770)	-	-
Adjustments to maintain reserves	54	2	7	(9)	148	(7)	21	(3)

Net equity transactions	(569,249)	281,108	(48,001)	57,004	227,646	119,083	(1,248)	(323)

Net change in contract owners’ equity	(139,832)	227,649	(32,401)	51,043	340,439	111,926	1,398	(714)
Contract owners’ equity beginning of period	3,389,772	3,162,123	113,373	62,330	2,738,036	2,626,110	31,233	31,947

Contract owners’ equity end of period	$3,249,940	3,389,772	80,972	113,373	3,078,475	2,738,036	32,631	31,233

CHANGES IN UNITS:
Beginning units	197,596	182,034	12,272	6,606	151,467	139,711	1,643	1,703
Units purchased	8,425	27,249	2,521	7,280	37,443	32,589	146	170
Units redeemed	(40,424)	(11,687)	(7,154)	(1,614)	(20,057)	(20,833)	(188)	(230)

Ending units	165,597	197,596	7,639	12,272	168,853	151,467	1,601	1,643

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AMTG		AMGP		AMINS		AMMCGS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(8,859)	(9,064)	(94)	(65)	128	986	-	-
Realized gain (loss) on investments	55,631	68,268	1,668	50,238	(11)	(6)	4	(1)
Change in unrealized gain (loss) on investments	141,918	(69,410)	16,991	(56,549)	2,561	(3,835)	172	(46)
Reinvested capital gains	-	-	1,257	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	188,690	(10,206)	19,822	(6,376)	2,678	(2,855)	176	(47)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	31,609	14,377	(234)	2,516	205	-	179	1,473
Transfers between funds	(67,217)	(67,477)	(21,350)	(20,199)	7,008	14,523	(1)	-
Surrenders (note 6)	(36,027)	(58,986)	-	(13,317)	-	-	-	-
Death Benefits (note 4)	(25,189)	(66,202)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	21,877	19,866	1,372	(508)	7	-	1	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(51,797)	(50,652)	(6,921)	(8,807)	(138)	(31)	(60)	(47)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	(2,670)	(2,932)	(495)	(431)	(78)	(26)	(8)	(6)
Adjustments to maintain reserves	756	(242)	(6)	(110)	4	(5)	-	(4)

Net equity transactions	(128,658)	(212,248)	(27,634)	(40,856)	7,008	14,461	111	1,416

Net change in contract owners’ equity	60,032	(222,454)	(7,812)	(47,232)	9,686	11,606	287	1,369
Contract owners’ equity beginning of period	1,606,724	1,829,178	167,177	214,409	13,870	2,264	1,369	-

Contract owners’ equity end of period	$1,666,756	1,606,724	159,365	167,177	23,556	13,870	1,656	1,369

CHANGES IN UNITS:
Beginning units	145,365	162,338	12,326	16,384	1,202	172	63	-
Units purchased	6,676	5,479	194	3,829	538	1,035	8	66
Units redeemed	(17,559)	(22,452)	(2,265)	(7,887)	(17)	(5)	(3)	(3)

Ending units	134,482	145,365	10,255	12,326	1,723	1,202	68	63

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AMTP		AMRS		AMFAS		AMSRS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$6,108	(5,021)	79	153	(1,065)	(676)	(1,622)	(861)
Realized gain (loss) on investments	54,517	132,591	5,270	1,877	8,149	14,049	48,846	(1,077)
Change in unrealized gain (loss) on investments	308,395	(418,445)	(6,278)	(4,976)	19,331	(29,282)	1,181	(27,750)
Reinvested capital gains	-	-	5,297	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	369,020	(290,875)	4,368	(2,946)	26,415	(15,909)	48,405	(29,688)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	71,791	119,562	328	724	6,858	4,689	20,522	27,466
Transfers between funds	(42,787)	(21,254)	(4,623)	25,378	(295,750)	354,959	(106,115)	109,497
Surrenders (note 6)	(69,464)	(241,472)	(10,671)	-	(24,331)	(5,380)	(19,088)	(26,594)
Death Benefits (note 4)	(55,543)	-	-	-	-	-	(4,460)	-
Net policy repayments (loans) (note 5)	44,395	(42,850)	248	259	(3,749)	297	2,198	22,876
Deductions for surrender charges (note 2d)	-	(2,998)	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(62,861)	(57,648)	(3,937)	(4,048)	(12,715)	(8,474)	(21,763)	(24,412)
Asset charges (note 3):
MSP contracts	-	-	-	-	(76)	(36)	(112)	(110)
SL contracts or LSFP contracts	(9,161)	(9,520)	(88)	(126)	(35)	(60)	(23)	(2)
Adjustments to maintain reserves	300	(304)	4	(1)	5	6	-	13

Net equity transactions	(123,330)	(256,484)	(18,739)	22,186	(329,793)	346,001	(128,841)	108,734

Net change in contract owners’ equity	245,690	(547,359)	(14,371)	19,240	(303,378)	330,092	(80,436)	79,046
Contract owners’ equity beginning of period	2,346,973	2,894,332	36,412	17,172	401,660	71,568	528,381	449,335

Contract owners’ equity end of period	$2,592,663	2,346,973	22,041	36,412	98,282	401,660	447,945	528,381

CHANGES IN UNITS:
Beginning units	122,685	134,264	2,941	1,294	31,077	5,428	31,842	26,097
Units purchased	4,309	6,488	58	2,029	619	26,745	1,570	7,721
Units redeemed	(12,317)	(18,067)	(1,456)	(382)	(24,698)	(1,096)	(8,980)	(1,976)

Ending units	114,677	122,685	1,543	2,941	6,998	31,077	24,432	31,842

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVMS		OVB		OVGS3		OVGS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$44,471	108,437	222,426	290,878	113,526	56,576	209,292	123,176
Realized gain (loss) on investments	(154,146)	(74,166)	(266,035)	(605,407)	(179,067)	(72,987)	370,043	937,718
Change in unrealized gain (loss) on investments	767,556	(18,885)	514,478	713,073	1,374,047	(617,914)	1,848,647	(2,299,657)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	657,881	15,386	470,869	398,544	1,308,506	(634,325)	2,427,982	(1,238,763)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	310,823	328,573	270,702	293,614	688,656	751,572	(906)	(749)
Transfers between funds	(95,653)	(84,219)	194,173	108,509	(259,095)	(82,147)	(120,396)	(401,016)
Surrenders (note 6)	(328,480)	(314,101)	(315,261)	(692,520)	(781,791)	(916,944)	(916,526)	(1,325,808)
Death Benefits (note 4)	(226,973)	(101,570)	(54,021)	(23,490)	(184,104)	(23,542)	(189,175)	(162,505)
Net policy repayments (loans) (note 5)	82,768	16,687	7,859	(82,333)	375,548	211,437	(63,298)	(288,122)
Deductions for surrender charges (note 2d)	(101)	-	-	(184)	(180)	(1,052)	(2)	(2,932)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(398,697)	(408,707)	(313,389)	(304,773)	(448,668)	(470,414)	(548,200)	(639,392)
Asset charges (note 3):
MSP contracts	(3,482)	(3,930)	(4,348)	(4,449)	(973)	(1,101)	(7,179)	(7,859)
SL contracts or LSFP contracts	(585)	(742)	(838)	(1,783)	(1,231)	(1,216)	(1,963)	(2,511)
Adjustments to maintain reserves	453	(82)	503	167	130	(69)	3,900	(3,163)

Net equity transactions	(659,927)	(568,091)	(214,620)	(707,242)	(611,708)	(533,476)	(1,843,745)	(2,834,057)

Net change in contract owners’ equity	(2,046)	(552,705)	256,249	(308,698)	696,798	(1,167,801)	584,237	(4,072,820)
Contract owners’ equity beginning of period	5,936,273	6,488,978	5,090,652	5,399,350	6,690,998	7,858,799	12,745,089	16,817,909

Contract owners’ equity end of period	$5,934,227	5,936,273	5,346,901	5,090,652	7,387,796	6,690,998	13,329,326	12,745,089

CHANGES IN UNITS:
Beginning units	251,161	273,210	268,490	306,775	516,862	553,827	352,029	419,243
Units purchased	14,433	17,512	26,544	28,170	72,238	72,191	1,166	922
Units redeemed	(39,842)	(39,561)	(39,769)	(66,455)	(115,913)	(109,156)	(46,548)	(68,136)

Ending units	225,752	251,161	255,265	268,490	473,187	516,862	306,647	352,029

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		OVGI		OVSC		OVAG		OVSB
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	6,837	4,391	636	1,160	(6,017)	(6,026)	(128)	-
Realized gain (loss) on investments		27,164	(33,986)	48,661	171,648	(10,403)	87,040	9	-
Change in unrealized gain (loss) on investments		110,634	28,631	78,952	(218,371)	155,735	(78,664)	2,904	-
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		144,635	(964)	128,249	(45,563)	139,315	2,350	2,785	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		41,965	52,551	41,234	39,586	57,144	76,379	3,389	-
Transfers between funds		149,489	(17,470)	47,839	41,121	(87,745)	175,457	162,487	-
Surrenders (note 6)		(153,813)	(98,321)	(111,069)	(119,247)	(62,922)	(95,754)	(3,694)	-
Death Benefits (note 4)		(24,483)	(6,691)	(8,575)	(4,287)	(30,931)	(23,395)	-	-
Net policy repayments (loans) (note 5)		18,551	32,170	33,764	14,970	59,859	10,966	2,645	-
Deductions for surrender charges (note 2d)		-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(63,375)	(60,144)	(39,323)	(40,967)	(100,774)	(96,999)	(1,923)	-
Asset charges (note 3):
MSP contracts		(1,547)	(1,637)	(46)	(52)	(230)	(175)	(45)	-
SL contracts or LSFP contracts		(306)	(242)	(169)	(287)	(127)	(152)	(21)	-
Adjustments to maintain reserves		29	(9)	22	(20)	18	(234)	3	-

Net equity transactions		(33,490)	(99,793)	(36,323)	(69,183)	(165,708)	46,093	162,841	-

Net change in contract owners’ equity		111,145	(100,757)	91,926	(114,746)	(26,393)	48,443	165,626	-
Contract owners’ equity beginning of period		960,270	1,061,027	761,914	876,660	952,499	904,056	-	-

Contract owners’ equity end of period	$	1,071,415	960,270	853,840	761,914	926,106	952,499	165,626	-

CHANGES IN UNITS:
Beginning units		94,664	103,909	37,417	41,810	169,111	160,815	-	-
Units purchased		23,131	10,423	4,830	4,584	19,061	45,134	16,651	-
Units redeemed		(27,305)	(19,668)	(6,464)	(8,977)	(47,492)	(36,838)	(368)	-

Ending units		90,490	94,664	35,783	37,417	140,680	169,111	16,283	-

									(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVAAA		PMVFBA		PMVLDA		PMVTRA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$20,303	-	33,522	11,481	36,521	30,406	19,753	1,946
Realized gain (loss) on investments	2,314	-	20,234	42,112	13,040	15,133	26,757	(3,348)
Change in unrealized gain (loss) on investments	7,265	-	(37,593)	3,859	79,919	(32,247)	4,503	(2,554)
Reinvested capital gains	-	-	13,081	2,563	-	-	28,254	4,652

Net increase (decrease) in contract owners’ equity resulting from operations	29,882	-	29,244	60,015	129,480	13,292	79,267	696

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,270	-	17,789	15,075	76,422	53,044	35,840	7,355
Transfers between funds	766,506	-	(178,277)	174,386	424,978	283,336	1,513,691	318,996
Surrenders (note 6)	(53,084)	-	(46,999)	(15,775)	(417,745)	(246,446)	(424,316)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	75	-	17,309	(3,420)	(14,283)	10,336	(7,668)	(6)
Deductions for surrender charges (note 2d)	-	-	-	-	(3)	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,207)	-	(28,746)	(29,166)	(90,572)	(88,857)	(50,271)	(5,902)
Asset charges (note 3):
MSP contracts	-	-	(451)	(170)	(4,030)	(3,882)	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(2)	-	47	(65)	109	(35)	(36)	(54)

Net equity transactions	711,558	-	(219,328)	140,865	(25,124)	7,496	1,067,240	320,389

Net change in contract owners’ equity	741,440	-	(190,084)	200,880	104,356	20,788	1,146,507	321,085
Contract owners’ equity beginning of period	-	-	814,645	613,765	2,308,850	2,288,062	321,085	-

Contract owners’ equity end of period	$741,440	-	624,561	814,645	2,413,206	2,308,850	1,467,592	321,085

CHANGES IN UNITS:
Beginning units	-	-	63,383	51,562	198,617	198,132	31,881	-
Units purchased	74,907	-	3,985	16,712	37,188	21,720	146,735	32,484
Units redeemed	(5,514)	-	(21,107)	(4,891)	(38,855)	(21,235)	(45,001)	(603)

Ending units	69,393	-	46,261	63,383	196,950	198,617	133,615	31,881

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PVGIB		PVTIGB		PVTVB		ACEG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,033	965	3,245	5,922	(606)	(3,789)	(51)	-
Realized gain (loss) on investments	638	10,284	2,113	18,385	(26,913)	41,674	(1,241)	-
Change in unrealized gain (loss) on investments	12,752	(15,937)	32,908	(57,233)	82,868	(184,930)	(284)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,423	(4,688)	38,266	(32,926)	55,349	(147,045)	(1,576)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,721	33,081	8,794	13,604	26,064	39,377	540	-
Transfers between funds	(12)	(44,865)	31,650	(69,405)	(180,391)	(74,618)	13,566	-
Surrenders (note 6)	-	(20,035)	(13,240)	(29,401)	(54,364)	(96,706)	-	-
Death Benefits (note 4)	-	-	-	-	-	(365)	-	-
Net policy repayments (loans) (note 5)	(99)	(952)	16,050	1,337	2,479	(3,354)	54	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,345)	(6,435)	(10,459)	(11,297)	(23,164)	(28,578)	(698)	-
Asset charges (note 3):
MSP contracts	-	-	-	-	(176)	(167)	(29)	-
SL contracts or LSFP contracts	(7)	(6)	(30)	(75)	(50)	(107)	-	-
Adjustments to maintain reserves	(12)	6	(10)	(6)	10	(25)	(11)	-

Net equity transactions	2,246	(39,206)	32,755	(95,243)	(229,592)	(164,543)	13,422	-

Net change in contract owners’ equity	16,669	(43,894)	71,021	(128,169)	(174,243)	(311,588)	11,846	-
Contract owners’ equity beginning of period	76,863	120,757	168,454	296,623	550,242	861,830	-	-

Contract owners’ equity end of period	$93,532	76,863	239,475	168,454	375,999	550,242	11,846	-

CHANGES IN UNITS:
Beginning units	5,866	8,753	11,967	17,397	38,313	49,080	-	-
Units purchased	618	371	3,722	1,194	1,609	3,220	1,298	-
Units redeemed	(461)	(3,258)	(1,666)	(6,624)	(16,851)	(13,987)	(78)	-

Ending units	6,023	5,866	14,023	11,967	23,071	38,313	1,220	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AVBVI		TRHS2		TRLT2		VWBF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$236	136	(9,054)	(2,385)	2,720	1,824	31,650	150,490
Realized gain (loss) on investments	280	2,295	165,316	21,098	(981)	(7)	18,748	6,590
Change in unrealized gain (loss) on investments	1,741	(2,704)	142,521	(42,705)	1,155	(1,525)	13,222	(48,562)
Reinvested capital gains	-	-	40,703	-	267	671	28,256	42,034

Net increase (decrease) in contract owners’ equity resulting from operations	2,257	(273)	339,486	(23,992)	3,161	963	91,876	150,552

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,236	1,119	248,772	19,678	5,701	3,739	64,426	61,953
Transfers between funds	(963)	241	1,205,199	581,702	41,433	-	(99,592)	96,720
Surrenders (note 6)	-	(15,336)	(183,802)	(2,307)	-	-	(190,838)	(147,994)
Death Benefits (note 4)	-	-	(4,315)	-	-	-	(61,889)	(21,580)
Net policy repayments (loans) (note 5)	11	-	24,320	(808)	-	-	13,468	3,070
Deductions for surrender charges (note 2d)	-	(433)	-	-	-	-	-	(198)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(667)	(532)	(86,726)	(21,466)	(2,310)	(1,630)	(99,724)	(103,153)
Asset charges (note 3):
MSP contracts	-	-	(1,593)	(131)	-	-	(1,043)	(844)
SL contracts or LSFP contracts	(49)	(76)	-	-	(470)	(292)	(190)	(273)
Adjustments to maintain reserves	(1)	4	30	(7)	10	8	107	(10)

Net equity transactions	2,567	(15,013)	1,201,885	576,661	44,364	1,825	(375,275)	(112,309)

Net change in contract owners’ equity	4,824	(15,286)	1,541,371	552,669	47,525	2,788	(283,399)	38,243
Contract owners’ equity beginning of period	11,036	26,322	732,119	179,450	85,225	82,437	2,107,465	2,069,222

Contract owners’ equity end of period	$15,860	11,036	2,273,490	732,119	132,750	85,225	1,824,066	2,107,465

CHANGES IN UNITS:
Beginning units	842	1,947	62,889	16,928	6,793	6,647	83,766	87,926
Units purchased	301	102	97,249	48,169	3,754	300	3,739	7,303
Units redeemed	(115)	(1,207)	(10,401)	(2,208)	(218)	(154)	(18,417)	(11,463)

Ending units	1,028	842	149,737	62,889	10,329	6,793	69,088	83,766

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWEM		VWHA		WRASP		WRHIP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(32,910)	50,978	945	82,303	17,880	14,313	(1,637)	-
Realized gain (loss) on investments	845,092	(65,768)	(439,386)	120,228	36,321	58,001	29,431	-
Change in unrealized gain (loss) on investments	754,002	(2,198,974)	(187,666)	(2,487,306)	382,841	(303,571)	17,766	-
Reinvested capital gains	-	-	827,476	163,917	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,566,184	(2,213,764)	201,369	(2,120,858)	437,042	(231,257)	45,560	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	271,656	189,274	684,543	318,854	113,971	101,479	3,577	-
Transfers between funds	(463,597)	(1,244,384)	(898,064)	(261,972)	206,222	466,887	761,536	-
Surrenders (note 6)	(466,364)	(919,058)	(1,344,310)	(1,051,494)	(156,553)	(175,590)	(22,386)	-
Death Benefits (note 4)	(36,564)	(23,264)	(36,163)	(81,909)	(10,217)	(5,226)	-	-
Net policy repayments (loans) (note 5)	45,087	7,004	62,231	(19,853)	7,621	(14,760)	13	-
Deductions for surrender charges (note 2d)	(144)	(601)	(25)	-	(3)	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(289,416)	(319,429)	(397,656)	(481,763)	(91,242)	(81,600)	(12,180)	-
Asset charges (note 3):
MSP contracts	(2,553)	(3,272)	(4,965)	(5,992)	(2,207)	(2,682)	-	-
SL contracts or LSFP contracts	(2,604)	(3,140)	(1,050)	(1,640)	-	-	-	-
Adjustments to maintain reserves	136	(85)	575	(4,678)	38	1	4	-

Net equity transactions	(944,363)	(2,316,955)	(1,934,884)	(1,590,447)	67,630	288,509	730,564	-

Net change in contract owners’ equity	621,821	(4,530,719)	(1,733,515)	(3,711,305)	504,672	57,252	776,124	-
Contract owners’ equity beginning of period	5,866,511	10,397,230	9,826,674	13,537,979	2,366,129	2,308,877	-	-

Contract owners’ equity end of period	$6,488,332	5,866,511	8,093,159	9,826,674	2,870,801	2,366,129	776,124	-

CHANGES IN UNITS:
Beginning units	275,202	359,541	214,307	244,410	198,560	178,931	-	-
Units purchased	12,093	11,140	8,754	8,229	32,393	41,369	74,737	-
Units redeemed	(50,605)	(95,479)	(53,061)	(38,332)	(27,643)	(21,740)	(3,347)	-

Ending units	236,690	275,202	170,000	214,307	203,310	198,560	71,390	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRMCG		SVDF		SVOF		WFVSCG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(308)	-	(5,000)	(4,747)	(8,960)	(10,621)	(2,302)	(3,337)
Realized gain (loss) on investments	4,626	-	64,150	97,803	20,554	49,743	30,686	54,033
Change in unrealized gain (loss) on investments	4,482	-	42,976	(102,837)	198,776	(164,700)	(12,785)	(83,467)
Reinvested capital gains	-	-	-	-	538	-	19,112	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,800	-	102,126	(9,781)	210,908	(125,578)	34,711	(32,771)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	525	-	20,630	24,165	2,182	7,537	35,908	26,409
Transfers between funds	211,615	-	(138,142)	81,872	(47,243)	(23,352)	(121,806)	(186,797)
Surrenders (note 6)	(48,347)	-	(28,777)	(565)	(18,805)	(63,363)	(42,318)	(42,051)
Death Benefits (note 4)	-	-	-	(24,807)	-	(251,758)	(29,887)	-
Net policy repayments (loans) (note 5)	(30)	-	10,320	1,962	8,424	2,301	(533)	8,059
Deductions for surrender charges (note 2d)	-	-	-	-	-	(1,133)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,809)	-	(14,439)	(15,987)	(45,779)	(48,844)	(22,942)	(29,703)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	(22)	(22)
SL contracts or LSFP contracts	-	-	(444)	(416)	(1,899)	(2,172)	-	-
Adjustments to maintain reserves	2	-	(2)	203	1,366	(1,065)	12	5

Net equity transactions	161,956	-	(150,854)	66,427	(101,754)	(381,849)	(181,588)	(224,100)

Net change in contract owners’ equity	170,756	-	(48,728)	56,646	109,154	(507,427)	(146,877)	(256,871)
Contract owners’ equity beginning of period	-	-	635,981	579,335	1,485,611	1,993,038	484,854	741,725

Contract owners’ equity end of period	$170,756	-	587,253	635,981	1,594,765	1,485,611	337,977	484,854

CHANGES IN UNITS:
Beginning units	-	-	29,996	26,745	85,290	108,947	30,813	44,714
Units purchased	21,828	-	685	5,450	1,099	1,412	1,254	2,047
Units redeemed	(4,958)	-	(7,414)	(2,199)	(6,205)	(25,069)	(12,039)	(15,948)

Ending units	16,870	-	23,267	29,996	80,184	85,290	20,028	30,813

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JAGTS2		JAIGS2		AVCA		AVCDI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(757)	(2,047)	(8,050)	(10,496)	(34)	(259)	(291)	(847)
Realized gain (loss) on investments	23,333	50,416	(469,429)	481,365	4,476	(1,395)	40,332	27,117
Change in unrealized gain (loss) on investments	41,394	(91,728)	1,013,149	(2,684,126)	(362)	(6,720)	(16,742)	(39,856)
Reinvested capital gains	-	-	-	55,772	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	63,970	(43,359)	535,670	(2,157,485)	4,080	(8,374)	23,299	(13,586)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	14,267	48,178	62,152	298,104	201	1,386	3,947	32,858
Transfers between funds	(406,649)	(30,147)	(4,501,370)	(868,232)	(33,802)	(32,554)	(175,575)	(4,341)
Surrenders (note 6)	(3,313)	(47,015)	(148,348)	(554,182)	(403)	(39,426)	(1,811)	(32,556)
Death Benefits (note 4)	-	(30,231)	(11,978)	(8,544)	-	-	(9,325)	-
Net policy repayments (loans) (note 5)	7,230	47,306	(5,105)	80,224	(305)	(45)	567	3,674
Deductions for surrender charges (note 2d)	-	-	-	-	-	(335)	-	(439)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,195)	(23,183)	(69,954)	(280,518)	(427)	(2,709)	(4,412)	(13,832)
Asset charges (note 3):
MSP contracts	(17)	(70)	(448)	(2,126)	(42)	(120)	(16)	(109)
SL contracts or LSFP contracts	-	-	-	-	-	(8)	(38)	(125)
Adjustments to maintain reserves	3	(16)	(4)	(165)	2	(2)	10	12

Net equity transactions	(395,674)	(35,178)	(4,675,055)	(1,335,439)	(34,776)	(73,813)	(186,653)	(14,858)

Net change in contract owners’ equity	(331,704)	(78,537)	(4,139,385)	(3,492,924)	(30,696)	(82,187)	(163,354)	(28,444)
Contract owners’ equity beginning of period	331,704	410,241	4,139,385	7,632,309	30,696	112,883	163,354	191,798

Contract owners’ equity end of period	$-	331,704	-	4,139,385	-	30,696	-	163,354

CHANGES IN UNITS:
Beginning units	32,314	36,259	395,497	490,768	2,493	8,461	9,611	10,408
Units purchased	2,000	6,450	6,360	27,591	18	405	259	986
Units redeemed	(34,314)	(10,395)	(401,857)	(122,862)	(2,511)	(6,373)	(9,870)	(1,783)

Ending units	-	32,314	-	395,497	-	2,493	-	9,611

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVAGF3		CSIEF3		OVHI3		OVHI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	3,564	-	23,085	18,097	14,061	10,488	6,116
Realized gain (loss) on investments	-	(6,636)	-	(73,105)	(10,050)	6,687	(126,821)	(39,116)
Change in unrealized gain (loss) on investments	-	377	-	(86,084)	4,384	(19,052)	123,622	31,384
Reinvested capital gains	-	5,065	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	2,370	-	(136,104)	12,431	1,696	7,289	(1,616)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	1,925	-	24,301	14,000	18,679	2,104	1,550
Transfers between funds	-	(71,896)	-	(696,329)	(96,916)	4,798	(65,575)	(8,399)
Surrenders (note 6)	-	(3,010)	-	(20,856)	-	(104,898)	(1)	(737)
Death Benefits (note 4)	-	-	-	(12,363)	-	-	-	-
Net policy repayments (loans) (note 5)	-	110	-	5,974	(4,804)	7,164	(32)	(77)
Deductions for surrender charges (note 2d)	-	-	-	(164)	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(1,084)	-	(31,732)	(6,759)	(6,210)	(1,746)	(2,425)
Asset charges (note 3):
MSP contracts	-	-	-	(194)	(81)	(150)	(78)	(92)
SL contracts or LSFP contracts	-	-	-	(932)	-	-	(80)	(90)
Adjustments to maintain reserves	-	11	-	177	(2)	1	1	-

Net equity transactions	-	(73,944)	-	(732,118)	(94,562)	(80,616)	(65,407)	(10,270)

Net change in contract owners’ equity	-	(71,574)	-	(868,222)	(82,131)	(78,920)	(58,118)	(11,886)
Contract owners’ equity beginning of period	-	71,574	-	868,222	82,131	161,051	58,118	70,004

Contract owners’ equity end of period	$-	-	-	-	-	82,131	-	58,118

CHANGES IN UNITS:
Beginning units	-	5,842	-	76,928	28,935	55,344	14,611	17,194
Units purchased	-	405	-	2,320	5,109	11,673	474	366
Units redeemed	-	(6,247)	-	(79,248)	(34,044)	(38,082)	(15,085)	(2,949)

Ending units	-	-	-	-	-	28,935	-	14,611

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WSCP		NVAGF6		GEF3		FGOP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	5,722	-	-	-	434	-	-
Realized gain (loss) on investments	-	(167,997)	-	623	-	7,965	-	31
Change in unrealized gain (loss) on investments	-	(238,025)	-	(386)	-	(10,823)	-	(1)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(400,300)	-	237	-	(2,424)	-	30

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	340,273	-	-	-	697	-	21,940
Transfers between funds	-	(5,625,434)	-	-	-	(73,267)	-	(22,034)
Surrenders (note 6)	-	(282,947)	-	-	-	-	-	-
Death Benefits (note 4)	-	(14,572)	-	(11,038)	-	-	-	-
Net policy repayments (loans) (note 5)	-	5,641	-	-	-	-	-	85
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(340,107)	-	(324)	-	(736)	-	-
Asset charges (note 3):
MSP contracts	-	(1,865)	-	-	-	-	-	-
SL contracts or LSFP contracts	-	(925)	-	(8)	-	-	-	-
Adjustments to maintain reserves	-	(25,995)	-	(3)	-	(1)	-	(156)

Net equity transactions	-	(5,945,931)	-	(11,373)	-	(73,307)	-	(165)

Net change in contract owners’ equity	-	(6,346,231)	-	(11,136)	-	(75,731)	-	(135)
Contract owners’ equity beginning of period	-	6,346,231	-	11,136	-	75,731	-	135

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	402,639	-	905	-	5,113	-	12
Units purchased	-	24,276	-	-	-	48	-	61
Units redeemed	-	(426,915)	-	(905)	-	(5,161)	-	(73)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVGR
	2012	2011
Investment activity:
Net investment income (loss)	$-	1
Realized gain (loss) on investments	-	15
Change in unrealized gain (loss) on investments	-	(6)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	10

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	1,044
Transfers between funds	-	(975)
Surrenders (note 6)	-	(1)
Death Benefits (note 4)	-	-
Net policy repayments (loans) (note 5)	-	484
Deductions for surrender charges (note 2d)	-	(254)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(57)
Asset charges (note 3):
MSP contracts	-	(240)
SL contracts or LSFP contracts	-	1
Adjustments to maintain reserves	-	(94)

Net equity transactions	-	(92)

Net change in contract owners’ equity	-	(82)
Contract owners’ equity beginning of period	-	82

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	5
Units purchased	-	-
Units redeemed	-	(5)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

(b) The Contracts

Prior to December 31, 1990, only contracts without a front-end sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

ALLIANCE BERNSTEIN FUNDS
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
BLACKROCK FUNDS
Global Allocation V.I. Fund - Class II (MLVGA2)
DREYFUS CORPORATION FUNDS
Stock Index Fund, Inc. - Initial Shares (DSIF)
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
INVESCO AIM INVESTMENTS
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
JANUS FUNDS
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
MASSACHUSETTS FINANCIAL SERVICES CO.
Investors Growth Stock Series - Initial Class (MIGIC)
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
Value Series - Initial Class (MVFIC)
MORGAN STANLEY
Core Plus Fixed Income Portfolio - Class I (MSVFI)
Emerging Markets Debt Portfolio - Class I (MSEM)
U.S. Real Estate Portfolio - Class I (MSVRE)
NATIONWIDE FUNDS GROUP
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
American Funds NVIT Bond Fund - Class II (GVABD2)
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
American Funds NVIT Growth Fund - Class II (GVAGR2)
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
Federated NVIT High Income Bond Fund - Class I (HIBF)
Federated NVIT High Income Bond Fund - Class III (HIBF3)
NVIT Emerging Markets Fund - Class I (GEM)
NVIT Emerging Markets Fund - Class III (GEM3)
NVIT International Equity Fund - Class I (GIG)
NVIT International Equity Fund - Class III (GIG3)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
NVIT Core Bond Fund - Class I (NVCBD1)
NVIT Core Plus Bond Fund - Class I (NVLCP1)
NVIT Nationwide Fund - Class I (TRF)
NVIT Government Bond Fund - Class I (GBF)
American Century NVIT Growth Fund - Class I (CAF)
NVIT International Index Fund - Class VI (GVIX6)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Money Market Fund - Class I (SAM)
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
NVIT Multi-Manager Small Company Fund - Class I (SCF)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
Templeton NVIT International Value Fund - Class III (NVTIV3)
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
NVIT Real Estate Fund - Class I (NVRE1)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC
VPS Growth and Income Portfolio - Class A (ALVGIA)
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Balanced Fund - Class I (ACVB)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

VP Capital Appreciation Fund - Class I (ACVCA)
VP Income & Growth Fund - Class I (ACVIG)
American Century VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class I (ACVI)
VP International Fund - Class III (ACVI3)
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Ultra(R) Fund - Class I (ACVU1)
VP Value Fund - Class I (ACVV)*
VP Vista(SM) Fund - Class I (ACVVS1)
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
Growth and Income Portfolio - Initial Shares (DGI)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Capital Appreciation Fund II - Primary Shares (FVCA2P)
Quality Bond Fund II - Primary Shares (FQB)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Equity-Income Portfolio - Initial Class (FEIP)
High Income Portfolio - Initial Class (FHIP)
VIP Asset Manager Portfolio - Initial Class (FAMP)
VIP Contrafund Portfolio - Initial Class (FCP)*
VIP Energy Portfolio - Service Class 2 (FNRS2)
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
VIP Growth Opportunities Portfolio - Initial Class (FGOP)*
VIP Growth Portfolio - Initial Class (FGP)
VIP High Income Portfolio - Initial Class R (FHIPR)
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Mid Cap Portfolio - Service Class (FMCS)
VIP Overseas Portfolio - Initial Class (FOP)
VIP Overseas Portfolio - Service Class R (FOSR)
VIP Value Strategies Portfolio - Service Class (FVSS)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU
Franklin Income Securities Fund - Class 2 (FTVIS2)
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
Templeton Foreign Securities Fund - Class 1 (TIF)
Templeton Foreign Securities Fund - Class 3 (TIF3)
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Advisers Management Trust - Short Duration Bond Portfolio - l Class Shares (AMTB)
Balanced Portfolio - I Class Shares (AMBP)
Growth Portfolio - I Class Shares (AMTG)
Guardian Portfolio - I Class Shares (AMGP)
International Portfolio - S Class Shares (AMINS)
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
Socially Responsive Portfolio - I Class Shares (AMSRS)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Balanced Fund/VA - Non-Service Shares (OVMS)
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*
Core Bond Fund/VA - Non-Service Shares (OVB)
Global Securities Fund/VA - Class 3 (OVGS3)
Global Securities Fund/VA - Non-Service Shares (OVGS)
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
All Asset Portfolio - Administrative Class (PMVAAA)
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
Low Duration Portfolio - Administrative Class (PMVLDA)
Total Return Portfolio - Administrative Class (PMVTRA)
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund - Class IB (PVGIB)
Putnam VT International Equity Fund - Class IB (PVTIGB)
Putnam VT Voyager Fund - Class IB (PVTVB)
PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)
Variable Insurance Funds - Invesco V.I. Mid Cap Core Equity - Series I Shares (AVMCCI)*
T. ROWE PRICE
Blue Chip Growth Portfolio - II (TRBCG2)*
Equity Income Portfolio - II (TREI2)*
Health Sciences Portfolio - II (TRHS2)
Limited-Term Bond Portfolio - II (TRLT2)
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Global Bond Fund: Initial Class (VWBF)
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
WADDELL & REED, INC.
Variable Insurance Portfolios - Asset Strategy (WRASP)
Variable Insurance Portfolios - High Income (WRHIP)
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
WELLS FARGO FUNDS
Advantage VT Discovery Fund (SVDF)
Advantage VT Opportunity Fund - Class 2 (SVOF)
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2012, contract owners were not invested in this fund.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and assets charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premiums

For single premium and modified single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.50% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 2.50% of each premium payment. For flexible premium contracts, the sales load is reduced to 0.50% on any portion of the annual premium paid in excess of the annual break point premium. On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.50% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5.00% of each premium payment during the first ten years and 1.50% of each premium payment thereafter. For policies issued in New York, the Company deducts a sales load from each premium payment received not to exceed 9.50% of each premium payment during the first ten years and 6.00% of each premium payment thereafter. The Company may at its sole discretion reduce this sales loading. For the periods ended December 31, 2012 and 2011, total front-end sales charge deductions were $1,752,778 and $1,909,964, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured contract owner.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

(c) Administrative Charges

An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

Contracts issued prior to April 16, 1990:

      Purchase payments totaling less than $25,000 – $10/month

      Purchase payments totaling $25,000 or more – none

Contracts issued on or after April 16, 1990:

      Purchase payments totaling less than $25,000 – $90/year ($65/year in New York)

      Purchase payments totaling $25,000 or more – $50/year

For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5.00 (not to exceed $7.50 per month). For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5.00 per month not to exceed $7.50). Additionally, the Company deducts an increase charge when the policy’s specified amount is increased. The charge is equal $2.04 per year per $1,000 of the specified amount increase.

For modified single premium contracts, the Company deducts a monthly administrative charge equal to an annualized rate of 0.30% multiplied by the policy’s cash value to cover administrative, premium tax and deferred acquisition costs. For policy years 11 and later, this monthly charge is reduced to an annualized rate of 0.15% of the policy’s cash value. The monthly charge is subject to a $10.00 minimum.

For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the per policy charge and the per $1,000.00 basic coverage charge. For policy years one through ten, the per policy charge is $10.00. Additionally, there is a $0.04 per $1,000.00 basic coverage charge (not less than $20.00 or more than $80.00 per policy per year). For policy years eleven and after, the per policy charge is $5.00. Additionally, there is a $0.02 per $1,000 basic coverage charge (not less than $10.00 or more than $40.00 per policy per year). For policies issued in New York, the per policy charge is guaranteed not to exceed $7.50 per month in all years and there is a $0.04 per $1,000.00 basic coverage charge in policy year one only.

(d) Surrender Charges

Policy surrenders result in a withdrawal of contract value from the Account and payment of the surrender proceeds to the policy owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

For single premium contracts, the charge is a percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8.00% in the first year and declines a specified amount each year. After the ninth year, the charge is 0.00%. For single premium contracts issued on or after April 16, 1990, the charge is 8.50% in the first year, and declines a specified amount each year. After the ninth year, the charge is 0.00%. However, if a policy’s specified amount increases, the amount of the increase will have a nine-year surrender charge period.

For multiple payment contracts, last survivor flexible premium contract and flexible premium contracts, the amount charged is based upon a specified percentage of the initial specified amount and varies by issue age, sex and rate class. The charge is reduced at certain time intervals, and declines a specified amount each year. After the eighth year for flexible premium contracts, after the ninth year for multiple payment contracts and after the tenth year for last survivor contracts, the charge is 0.00%. However, if a policy’s specified amount increases, the amount of the increase will have the same nine-year surrender charge period.

For modified single premium contracts, the amount charged is based on a percentage of the original premium payment. The charge is 10.00% of the initial premium payment and declines a specified amount each year to 0.00% after the end of the ninth year.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

The charges above are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For modified single premium contracts (MSP), the Company deducts a charge equal to an annualized rate of 0.90%. For flexible premium contracts, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through nine. After the ninth year, the annualized rate is 0.80% on the first $25,000 of cash value and 0.50% on additional cash value. For last survivor flexible premium contracts (LSFP), the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels. For LSFP issued in New York, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten and 0.50% thereafter, regardless of cash value. This charge is assessed monthly by liquidating units.

For single premium contracts issued prior to April 16, 1990, the Company deducts a charge equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. For multiple payment contracts, the Company deducts a charge equal to an annualized rate of 0.80%. For flexible premium and Variable Executive Life contracts, the charge is equal to an annualized rate of 0.80% during the first ten policy years, and 0.50% thereafter. This charge is assessed through a reduction in the unit value.

The following table provides mortality and expense risk charges by contract type for those charges that are assessed through a reduction in the unit value for the period ended December 31, 2012:

	Total	ALVDAA	MLVGA2	DSIF	DSRG
Single Premium issue prior to April 16, 1990	$3,676	-	-	89	-
Single Premium issue after to April 16, 1990	445,305	-	-	19,420	1,953
Multiple Payment and Flexible Premium contracts	2,842,729	10	16,414	186,023	34,286
Variable Executive Life	11,266	-	-	676	-
Total	$3,302,976	10	16,414	206,208	36,239

	GVGMNS	IVKMG1	JABS	JACAS	JAGTS
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	4,383	968
Multiple Payment and Flexible Premium contracts	-	551	7,077	14,884	4,669
Variable Executive Life	-	-	-	-	-
Total	-	551	7,077	19,267	5,637

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	JAIGS	MIGIC	MNDIC	MVFIC	MSVFI
Single Premium issue prior to April 16, 1990	$-	-	-	-	-
Single Premium issue after to April 16, 1990	7,274	-	-	-	-
Multiple Payment and Flexible Premium contracts	16,568	903	36	8,986	1,244
Variable Executive Life	10	-	-	-	-
Total	$23,852	903	36	8,986	1,244

	MSEM	MSVRE	NVAMV1	GVAAA2	GVABD2
Single Premium issue prior to April 16, 1990	82	-	-	-	-
Single Premium issue after to April 16, 1990	2,482	14,281	7,353	-	-
Multiple Payment and Flexible Premium contracts	6,088	3	29,155	6,787	5,480
Variable Executive Life	-	-	222	1	-
Total	8,652	14,284	36,730	6,788	5,480

	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	6,980	8,700	4,136	280	8,255
Variable Executive Life	-	18	-	-	-
Total	6,980	8,718	4,136	280	8,255

	GEM	GEM3	GIG	GIG3	NVNMO1
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	4,769	-	237	-	-
Multiple Payment and Flexible Premium contracts	2,586	12,788	2,449	18,161	60,192
Variable Executive Life	-	37	-	91	193
Total	7,355	12,825	2,686	18,252	60,385

	NVNSR1	NVCRA1	NVCRB1	NVCCA1	NVCCN1
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	1,016	986	1,023	2,578	7,145
Variable Executive Life	-	-	-	-	-
Total	1,016	986	1,023	2,578	7,145

	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	1,391	-
Multiple Payment and Flexible Premium contracts	5,073	2,806	1,401	1,185	1,077
Variable Executive Life	-	-	-	-	-
Total	5,073	2,806	1,401	2,576	1,077

	TRF	GBF	CAF	GVIX6	GVIDA
Single Premium issue prior to April 16, 1990	131	220	-	-	-
Single Premium issue after to April 16, 1990	10,632	14,801	4,021	-	119
Multiple Payment and Flexible Premium contracts	253,584	39,112	69,284	1,927	10,095
Variable Executive Life	741	7	122	-	-
Total	265,088	54,140	73,427	1,927	10,214

	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	950	2,980	5,271
Multiple Payment and Flexible Premium contracts	496	575	4,295	18,507	23,535
Variable Executive Life	-	-	-	-	98
Total	496	575	5,245	21,487	28,904

	GVDMC	MCIF	SAM	NVMIG3	GVDIVI
Single Premium issue prior to April 16, 1990	-	-	252	-	-
Single Premium issue after to April 16, 1990	1,815	5,322	34,981	1,408	-
Multiple Payment and Flexible Premium contracts	13,128	21,482	94,324	21,675	706
Variable Executive Life	-	82	1,000	-	-
Total	14,943	26,886	130,557	23,083	706

	GVDIV3	NVMLG1	NVMLV1	NVMMG1	NVMMV2
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	1,465	147	931	234
Multiple Payment and Flexible Premium contracts	2,104	6,614	5,357	148,035	104,549
Variable Executive Life	-	-	-	299	6
Total	2,104	8,079	5,504	149,265	104,789

	SCGF	SCVF	SCF	MSBF	NVSTB2
Single Premium issue prior to April 16, 1990	-	100	70	-	-
Single Premium issue after to April 16, 1990	7,276	3,608	3,807	6,636	-
Multiple Payment and Flexible Premium contracts	4,361	18,141	77,726	6,812	2,647
Variable Executive Life	15	43	987	-	-
Total	11,652	21,892	82,590	13,448	2,647

	NVOLG1	NVTIV3	EIF	NVRE1	ALVGIA
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	27,271	-	-	2,417	-
Multiple Payment and Flexible Premium contracts	214,446	291	2,784	47,532	1,456
Variable Executive Life	942	-	-	163	-
Total	242,659	291	2,784	50,112	1,456

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	ALVSVA	ACVB	ACVCA	ACVIG	ACVIP2
Single Premium issue prior to April 16, 1990	$-	-	147	-	-
Single Premium issue after to April 16, 1990	-	7,075	11,435	959	-
Multiple Payment and Flexible Premium contracts	4,226	17,700	158	6,644	10,708
Variable Executive Life	-	-	-	69	118
Total	$4,226	24,775	11,740	7,672	10,826

	ACVI	ACVMV1	ACVU1	DVSCS	DCAP
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	2,553	-	253	2,949	8,907
Multiple Payment and Flexible Premium contracts	101	6,643	-	6,498	21,058
Variable Executive Life	-	-	-	-	-
Total	2,654	6,643	253	9,447	29,965

	DSC	DGI	FVCA2P	FQB	FEIP
Single Premium issue prior to April 16, 1990	-	-	-	-	541
Single Premium issue after to April 16, 1990	-	902	-	5,811	34,066
Multiple Payment and Flexible Premium contracts	1,270	5,402	380	6,005	179,316
Variable Executive Life	-	15	-	-	1,262
Total	1,270	6,319	380	11,816	215,185

	FHIP	FAMP	FNRS2	FF10S	FF20S
Single Premium issue prior to April 16, 1990	174	231	-	-	-
Single Premium issue after to April 16, 1990	12,611	20,367	-	-	-
Multiple Payment and Flexible Premium contracts	39,497	56,523	14,092	1,655	5,591
Variable Executive Life	246	43	46	311	-
Total	52,528	77,164	14,138	1,966	5,591

	FF30S	FGP	FHIPR	FIGBS	FMCS
Single Premium issue prior to April 16, 1990	-	791	-	-	-
Single Premium issue after to April 16, 1990	-	35,764	-	-	-
Multiple Payment and Flexible Premium contracts	6,087	257,425	20,961	20,721	36,564
Variable Executive Life	-	1,857	48	29	21
Total	6,087	295,837	21,009	20,750	36,585

	FOP	FOSR	FVSS	FTVIS2	FTVRDI
Single Premium issue prior to April 16, 1990	157	-	-	-	-
Single Premium issue after to April 16, 1990	9,232	-	1,036	-	-
Multiple Payment and Flexible Premium contracts	23,715	18,053	3,866	5,695	19,007
Variable Executive Life	22	40	-	-	-
Total	33,126	18,093	4,902	5,695	19,007

	FTVSVI	FTVDM3	TIF	TIF3	FTVGI3
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	15,959	6,405	1,078	4,710	15,065
Variable Executive Life	-	-	-	-	103
Total	15,959	6,405	1,078	4,710	15,168

	FTVFA2	AMTB	AMBP	AMTG	AMGP
Single Premium issue prior to April 16, 1990	-	58	-	418	-
Single Premium issue after to April 16, 1990	-	8,537	-	8,291	533
Multiple Payment and Flexible Premium contracts	611	7,582	226	150	-
Variable Executive Life	-	146	-	-	-
Total	611	16,323	226	8,859	533

	AMTP	AMFAS	AMSRS	OVMS	OVB
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	4,148	-	-	7,369	5,628
Multiple Payment and Flexible Premium contracts	15	1,043	2,668	27,445	21,787
Variable Executive Life	-	22	-	7	-
Total	4,163	1,065	2,668	34,821	27,415

	OVGS3	OVGS	OVGI	OVSC	OVAG
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	8,977	294	-	1,668
Multiple Payment and Flexible Premium contracts	37,422	59,336	4,572	4,532	4,349
Variable Executive Life	291	551	-	-	-
Total	37,713	68,864	4,866	4,532	6,017

	OVSB	PMVAAA	PMVFBA	PMVLDA	PMVTRA
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	128	1,045	3,167	10,536	5,105
Variable Executive Life	-	-	-	73	-
Total	128	1,045	3,167	10,609	5,105

	PVGIB	PVTIGB	PVTVB	ACEG	TRHS2
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	481	1,079	2,567	51	9,054
Variable Executive Life	-	-	-	-	-
Total	481	1,079	2,567	51	9,054

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	VWBF	VWEM	VWHA	WRASP	WRHIP
Single Premium issue prior to April 16, 1990	$76	-	-	-	-
Single Premium issue after to April 16, 1990	6,646	7,403	16,068	-	-
Multiple Payment and Flexible Premium contracts	6,366	25,458	36,566	12,762	1,637
Variable Executive Life	59	49	79	-	-
Total	$13,147	32,910	52,713	12,762	1,637

	WRMCG	SVDF	SVOF	WFVSCG	JAGTS2
Single Premium issue prior to April 16, 1990	-	-	139	-	-
Single Premium issue after to April 16, 1990	-	5,000	10,220	-	-
Multiple Payment and Flexible Premium contracts	308	-	68	2,302	757
Variable Executive Life	-	-	-	-	-
Total	308	5,000	10,427	2,302	757

	JAIGS2	AVCA	AVCDI	OVHI3	OVHI
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	8,044	34	291	516	150
Variable Executive Life	6	-	-	-	-
Total	8,050	34	291	516	150

	WSCP
Single Premium issue prior to April 16, 1990	-
Single Premium issue after to April 16, 1990	-
Multiple Payment and Flexible Premium contracts	180
Variable Executive Life	-
Total	180

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow up to 90.00% (50% during first year of single and modified single premium contracts) of a policy’s cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.50% interest is due and payable annually in advance of the policy anniversary date. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6.00% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2012 and 2011, total transfers into the Account from the fixed account were $24,183,016 and $21,317,891, respectively, and total transfers from the Account to the fixed account were $24,051,007 and $24,466,331, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•	Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•	Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$598,136,685	$0	$0	$598,136,685

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2012 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$4,301	$10
Global Allocation V.I. Fund - Class II (MLVGA2)	763,019	717,599
Stock Index Fund, Inc. - Initial Shares (DSIF)	3,609,356	6,688,807
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	162,852	807,028
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	5,448	-
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	211,322	36,602
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	572,398	742,607
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	823,225	1,097,409
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	851,745	425,822
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	5,261,232	1,944,567
Investors Growth Stock Series - Initial Class (MIGIC)	16,254	16,432
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	41,058	4,231
Value Series - Initial Class (MVFIC)	245,478	853,076
Core Plus Fixed Income Portfolio - Class I (MSVFI)	231,360	144,722
Emerging Markets Debt Portfolio - Class I (MSEM)	744,145	721,891
U.S. Real Estate Portfolio - Class I (MSVRE)	495,636	687,193
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	431,146	1,414,527
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	520,011	277,614
American Funds NVIT Bond Fund - Class II (GVABD2)	56,462	348,207
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	678,296	1,165,548
American Funds NVIT Growth Fund - Class II (GVAGR2)	119,835	562,080
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	91,422	502,441
Federated NVIT High Income Bond Fund - Class I (HIBF)	8,638	46,388
Federated NVIT High Income Bond Fund - Class III (HIBF3)	464,058	777,478
NVIT Emerging Markets Fund - Class I (GEM)	44,820	175,461
NVIT Emerging Markets Fund - Class III (GEM3)	166,482	770,372
NVIT International Equity Fund - Class I (GIG)	193,073	243,824
NVIT International Equity Fund - Class III (GIG3)	101,662	392,785
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	1,122,702	1,249,806
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	14,765	177,503
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	69,655	62,848
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	120,971	37,333
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	100,567	41,932
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	1,451,766	118,707
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	106,773	80,986
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	127,823	41,980
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	103,676	128,722
NVIT Core Bond Fund - Class I (NVCBD1)	237,062	281,758
NVIT Core Plus Bond Fund - Class I (NVLCP1)	81,479	20,654
NVIT Nationwide Fund - Class I (TRF)	688,188	4,803,340
NVIT Government Bond Fund - Class I (GBF)	827,865	2,116,880
American Century NVIT Growth Fund - Class I (CAF)	183,467	1,365,512
NVIT International Index Fund - Class VI (GVIX6)	28,269	55,533
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	94,062	249,441
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	21,875	3,457
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	29,245	25,225
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	191,466	452,981
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	354,690	1,229,979
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	438,920	1,173,433
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	315,636	235,421
NVIT Mid Cap Index Fund - Class I (MCIF)	951,437	1,456,294
NVIT Money Market Fund - Class I (SAM)	10,276,927	12,313,285
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	104,129	674,785
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	530	11,139
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	37,253	120,503
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	246,634	548,143
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	98,889	324,845
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	2,504,770	3,702,548
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	2,053,990	2,367,510
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	205,525	602,199
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	584,635	1,241,381
NVIT Multi-Manager Small Company Fund - Class I (SCF)	205,416	2,197,699
NVIT Multi-Sector Bond Fund - Class I (MSBF)	679,750	729,828
NVIT Short Term Bond Fund - Class II (NVSTB2)	312,125	241,170
NVIT Large Cap Growth Fund - Class I (NVOLG1)	861,683	7,266,389
Templeton NVIT International Value Fund - Class III (NVTIV3)	53,696	14,006
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	92,481	297,871
NVIT Real Estate Fund - Class I (NVRE1)	1,637,384	2,420,416
VPS Growth and Income Portfolio - Class A (ALVGIA)	55,201	92,516
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	369,138	498,940
VP Balanced Fund - Class I (ACVB)	596,596	421,250
VP Capital Appreciation Fund - Class I (ACVCA)	144,610	108,307
VP Income & Growth Fund - Class I (ACVIG)	211,796	624,232
American Century VP Inflation Protection Fund - Class II (ACVIP2)	514,761	650,531
VP International Fund - Class I (ACVI)	22,995	55,524
VP International Fund - Class III (ACVI3)	19,349	54,553
VP Mid Cap Value Fund - Class I (ACVMV1)	335,621	521,113
VP Ultra(R) Fund - Class I (ACVU1)	103,936	76,775
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	463,220	753,357
Appreciation Portfolio - Initial Shares (DCAP)	1,285,750	2,052,922
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	283,726	107,475
Growth and Income Portfolio - Initial Shares (DGI)	39,049	176,349
Capital Appreciation Fund II - Primary Shares (FVCA2P)	79,167	12,811
Quality Bond Fund II - Primary Shares (FQB)	337,805	431,180
Equity-Income Portfolio - Initial Class (FEIP)	3,969,153	3,883,133
High Income Portfolio - Initial Class (FHIP)	1,629,545	3,221,168

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

VIP Asset Manager Portfolio - Initial Class (FAMP)	562,844	2,257,259
VIP Energy Portfolio - Service Class 2 (FNRS2)	195,138	922,686
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	76,157	174,425
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	294,099	140,656
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	236,424	154,990
VIP Growth Portfolio - Initial Class (FGP)	797,288	5,850,740
VIP High Income Portfolio - Initial Class R (FHIPR)	625,499	885,500
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	920,849	1,477,466
VIP Mid Cap Portfolio - Service Class (FMCS)	933,203	1,786,404
VIP Overseas Portfolio - Initial Class (FOP)	147,447	724,147
VIP Overseas Portfolio - Service Class R (FOSR)	812,667	460,398
VIP Value Strategies Portfolio - Service Class (FVSS)	517,483	446,818
Franklin Income Securities Fund - Class 2 (FTVIS2)	320,192	274,529
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	836,982	1,072,237
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	122,758	507,312
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	137,774	421,919
Templeton Foreign Securities Fund - Class 1 (TIF)	7,758	103,870
Templeton Foreign Securities Fund - Class 3 (TIF3)	164,369	374,114
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	504,362	888,331
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	33,313	78,298
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	886,903	586,605
Balanced Portfolio - I Class Shares (AMBP)	2,653	4,146
Growth Portfolio - I Class Shares (AMTG)	57,752	195,586
Guardian Portfolio - I Class Shares (AMGP)	2,541	29,005
International Portfolio - S Class Shares (AMINS)	7,361	228
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	179	68
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	70,900	188,401
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)	5,471	18,838
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	8,639	339,500
Socially Responsive Portfolio - I Class Shares (AMSRS)	8,724	139,195
Balanced Fund/VA - Non-Service Shares (OVMS)	147,357	763,163
Core Bond Fund/VA - Non-Service Shares (OVB)	749,719	742,315
Global Securities Fund/VA - Class 3 (OVGS3)	508,615	1,006,845
Global Securities Fund/VA - Non-Service Shares (OVGS)	318,076	1,956,182
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	414,587	441,266
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	172,079	207,779
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)	151,648	323,375
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	170,605	7,896
All Asset Portfolio - Administrative Class (PMVAAA)	789,058	57,196
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	192,772	365,552
Low Duration Portfolio - Administrative Class (PMVLDA)	889,832	878,555
Total Return Portfolio - Administrative Class (PMVTRA)	1,699,349	584,078
Putnam VT Growth and Income Fund - Class IB (PVGIB)	8,714	5,422
Putnam VT International Equity Fund - Class IB (PVTIGB)	65,244	29,234
Putnam VT Voyager Fund - Class IB (PVTVB)	87,271	317,474
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)	36,878	23,499
Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)	4,479	1,674
Health Sciences Portfolio - II (TRHS2)	2,231,184	997,653
Limited-Term Bond Portfolio - II (TRLT2)	203,415	156,074
VIP Trust - Global Bond Fund: Initial Class (VWBF)	143,967	459,410
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	610,416	1,587,757
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	1,773,499	2,880,440
Variable Insurance Portfolios - Asset Strategy (WRASP)	529,208	443,709
Variable Insurance Portfolios - High Income (WRHIP)	1,416,099	687,175
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	223,504	61,857
Advantage VT Discovery Fund (SVDF)	81,263	237,104
Advantage VT Opportunity Fund - Class 2 (SVOF)	14,158	125,586
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	109,011	273,796
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)	172,623	569,057
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)	65,181	4,748,283
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)	6,273	41,083
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)	15,096	202,050
High Income Fund/VA - Class 3 (obsolete) (OVHI3)	101,554	178,016
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)	12,603	67,523
Total	$78,407,394	$127,723,077
(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2012	0.50%	443	$10.220316	$4,528	0.14%	2.20%	5/1/2012
Global Allocation V.I. Fund - Class II (MLVGA2)
2012	0.00%	24,810	14.209224	352,531	1.49%	10.14%
2012	0.50%	187,347	13.951062	2,613,690	1.49%	9.59%
2012	0.80%	32,501	13.798429	448,463	1.49%	9.26%
2011	0.00%	16,561	12.900807	213,650	2.10%	-3.63%
2011	0.50%	195,667	12.730054	2,490,851	2.10%	-4.11%
2011	0.80%	32,253	12.628697	407,313	2.10%	-4.39%
2010	0.00%	18,901	13.386468	253,018	1.39%	9.88%
2010	0.50%	186,041	13.275367	2,469,763	1.39%	9.33%
2010	0.80%	27,324	13.209155	360,927	1.39%	9.01%
2009	0.00%	11,131	12.182592	135,604	2.53%	21.83%	5/1/2009
2009	0.50%	65,483	12.142000	795,095	2.53%	21.42%	5/1/2009
2009	0.80%	9,208	12.117715	111,580	2.53%	21.18%	5/1/2009
Stock Index Fund, Inc. - Initial Shares (DSIF)
2012	0.00%	232,518	28.323595	6,585,746	2.02%	15.74%
2012	0.50%	675,418	37.814121	25,540,338	2.02%	15.16%
2012	0.80%	177,439	36.413259	6,461,132	2.02%	14.81%
2012	1.00%	183,017	10.801888	1,976,929	2.02%	14.58%
2012	1.30%	1	33.072407	33	2.02%	14.24%
2011	0.00%	242,229	24.472264	5,927,892	1.81%	1.88%
2011	0.50%	801,833	32.836419	26,329,324	1.81%	1.37%
2011	0.80%	201,415	31.715171	6,387,911	1.81%	1.07%
2011	1.00%	192,956	9.427090	1,819,014	1.81%	0.87%
2011	1.30%	1	28.950048	29	1.81%	0.56%
2010	0.00%	283,297	24.021269	6,805,153	1.83%	14.84%
2010	0.50%	880,255	32.392494	28,513,655	1.83%	14.27%
2010	0.80%	231,031	31.380193	7,249,797	1.83%	13.92%
2010	1.00%	227,384	9.346157	2,125,167	1.83%	13.70%
2010	1.30%	1	28.787558	29	1.83%	13.36%
2009	0.00%	340,061	20.917605	7,113,262	2.10%	26.33%
2009	0.50%	917,137	28.348457	25,999,419	2.10%	25.70%
2009	0.80%	259,068	27.544961	7,136,018	2.10%	25.33%
2009	1.00%	262,346	8.220290	2,156,560	2.10%	25.08%
2009	1.30%	1	25.395713	25	2.10%	24.70%
2008	0.00%	383,007	16.557351	6,341,581	2.05%	-37.14%
2008	0.50%	952,613	22.551717	21,483,059	2.05%	-37.46%
2008	0.80%	384,851	21.978365	8,458,396	2.05%	-37.64%
2008	1.00%	321,585	6.572170	2,113,511	2.05%	-37.77%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2012	0.00%	19,449	$ 21.965624	$ 427,209	0.80%	11.97%
2012	0.50%	99,652	31.091907	3,098,371	0.80%	11.42%
2012	0.80%	72,243	29.939352	2,162,909	0.80%	11.08%
2012	1.00%	17,745	7.894104	140,081	0.80%	10.86%
2011	0.00%	21,010	19.616581	412,144	0.89%	0.90%
2011	0.50%	108,447	27.906384	3,026,364	0.89%	0.40%
2011	0.80%	82,025	26.952830	2,210,806	0.89%	0.10%
2011	1.00%	25,610	7.120901	182,366	0.89%	-0.10%
2010	0.00%	22,495	19.441383	437,334	0.87%	14.82%
2010	0.50%	113,089	27.795479	3,143,363	0.87%	14.24%
2010	0.80%	92,318	26.926201	2,485,773	0.87%	13.90%
2010	1.00%	17,088	7.128076	121,805	0.87%	13.67%
2009	0.00%	25,239	16.932768	427,366	0.97%	33.76%
2009	0.50%	124,121	24.330103	3,019,877	0.97%	33.09%
2009	0.80%	100,952	23.639940	2,386,499	0.97%	32.69%
2009	1.00%	17,511	6.270634	109,805	0.97%	32.42%
2008	0.00%	26,451	12.659521	334,857	0.76%	-34.42%
2008	0.50%	136,568	18.281160	2,496,621	0.76%	-34.75%
2008	0.80%	117,793	17.815941	2,098,593	0.76%	-34.95%
2008	1.00%	19,389	4.735242	91,812	0.76%	-35.08%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2012	0.50%	532	10.278168	5,468	0.00%	2.78%	5/1/2012
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2012	0.00%	2,945	9.827596	28,942	0.00%	-1.72%	4/27/2012
2012	0.50%	10,719	9.794347	104,986	0.00%	-2.06%	4/27/2012
2012	0.80%	3,722	9.774456	36,381	0.00%	-2.26%	4/27/2012
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2012	0.00%	6,544	20.510267	134,219	2.45%	13.37%
2012	0.50%	66,020	19.542573	1,290,201	2.45%	12.81%
2012	0.80%	4,774	18.983974	90,629	2.45%	12.47%
2011	0.00%	3,796	18.090668	68,672	2.42%	1.35%
2011	0.50%	84,060	17.323728	1,456,233	2.42%	0.85%
2011	0.80%	5,460	16.879234	92,161	2.42%	0.55%
2010	0.00%	4,409	17.848881	78,696	2.53%	8.12%
2010	0.50%	63,353	17.177664	1,088,257	2.53%	7.58%
2010	0.80%	4,368	16.787086	73,326	2.53%	7.26%
2009	0.00%	4,468	16.508530	73,760	2.97%	25.58%
2009	0.50%	59,924	15.967283	956,823	2.97%	24.96%
2009	0.80%	4,174	15.651080	65,328	2.97%	24.58%
2008	0.00%	1,888	13.145664	24,819	2.61%	-16.06%
2008	0.50%	29,964	12.778352	382,891	2.61%	-16.48%
2008	0.80%	3,187	12.562910	40,038	2.61%	-16.73%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2012	0.00%	43,000	$ 12.384741	$ 532,544	0.58%	23.86%
2012	0.50%	188,843	11.624473	2,195,200	0.58%	23.24%
2012	0.80%	45,537	11.190935	509,602	0.58%	22.87%
2012	1.00%	49,672	11.393919	565,959	0.58%	22.62%
2011	0.00%	61,290	9.999175	612,849	0.23%	-6.94%
2011	0.50%	204,085	9.432470	1,925,026	0.23%	-7.40%
2011	0.80%	51,667	9.108015	470,584	0.23%	-7.68%
2011	1.00%	37,117	9.291820	344,884	0.23%	-7.87%
2010	0.00%	64,750	10.745026	695,740	0.22%	6.48%
2010	0.50%	295,574	10.186784	3,010,948	0.22%	5.95%
2010	0.80%	60,260	9.865878	594,518	0.22%	5.63%
2010	1.00%	54,095	10.085087	545,553	0.22%	5.42%
2009	0.00%	75,049	10.091229	757,337	0.01%	46.01%
2009	0.50%	369,606	9.614858	3,553,709	0.01%	45.29%
2009	0.80%	66,045	9.339933	616,856	0.01%	44.85%
2009	1.00%	57,975	9.566552	554,621	0.01%	44.56%
2008	0.00%	66,848	6.911095	461,993	0.01%	-44.31%
2008	0.50%	285,769	6.617843	1,891,174	0.01%	-44.59%
2008	0.80%	70,867	6.447916	456,944	0.01%	-44.75%
2008	1.00%	25,926	6.617584	171,567	0.01%	-44.86%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2012	0.00%	44,277	6.441181	285,196	0.00%	19.15%
2012	0.50%	155,921	6.045616	942,638	0.00%	18.55%
2012	0.80%	19,980	5.820037	116,284	0.00%	18.20%
2012	1.00%	24,515	5.948768	145,834	0.00%	17.96%
2012	1.30%	11	5.462609	60	0.00%	17.61%
2011	0.00%	59,113	5.405987	319,564	0.00%	-8.66%
2011	0.50%	83,027	5.099493	423,396	0.00%	-9.11%
2011	0.80%	13,985	4.923995	68,862	0.00%	-9.38%
2011	1.00%	16,819	5.043000	84,818	0.00%	-9.56%
2010	0.00%	64,558	5.918354	382,077	0.00%	24.40%
2010	0.50%	100,059	5.610750	561,406	0.00%	23.78%
2010	0.80%	17,459	5.433907	94,871	0.00%	23.41%
2010	1.00%	22,621	5.576370	126,143	0.00%	23.16%
2009	0.00%	72,366	4.757691	344,295	0.00%	56.90%
2009	0.50%	214,031	4.532982	970,199	0.00%	56.11%
2009	0.80%	27,209	4.403280	119,809	0.00%	55.65%
2009	1.00%	41,272	4.527754	186,869	0.00%	55.34%
2008	0.00%	53,775	3.032378	163,066	0.09%	-43.97%
2008	0.50%	125,263	2.903630	363,717	0.09%	-44.25%
2008	0.80%	36,446	2.829026	103,107	0.09%	-44.42%
2008	1.00%	14,544	2.914815	42,393	0.09%	-44.53%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2012	0.00%	29,255	$14.640868	$428,319	0.85%	13.18%
2012	0.50%	248,458	13.741998	3,414,309	0.85%	12.62%
2012	0.80%	52,919	13.229420	700,088	0.85%	12.28%
2012	1.00%	27,845	14.185418	394,993	0.85%	12.05%
2011	0.00%	40,409	12.935745	522,721	0.40%	-32.34%
2011	0.50%	60,202	12.202589	734,620	0.40%	-32.67%
2011	0.80%	12,846	11.782833	151,362	0.40%	-32.88%
2011	1.00%	60,882	12.659656	770,745	0.40%	-33.01%
2010	0.00%	50,895	19.117945	973,008	0.55%	25.02%
2010	0.50%	68,702	18.124805	1,245,210	0.55%	24.39%
2010	0.80%	17,122	17.553917	300,558	0.55%	24.02%
2010	1.00%	102,765	18.897953	1,942,048	0.55%	23.77%
2009	0.00%	45,724	15.292392	699,229	0.41%	79.07%
2009	0.50%	85,296	14.570522	1,242,807	0.41%	78.18%
2009	0.80%	21,214	14.153914	300,261	0.41%	77.65%
2009	1.00%	100,674	15.268085	1,537,099	0.41%	77.29%
2008	0.00%	64,411	8.539839	550,060	2.75%	-52.23%
2008	0.50%	100,327	8.177488	820,423	2.75%	-52.47%
2008	0.80%	34,313	7.967521	273,390	2.75%	-52.61%
2008	1.00%	33,535	8.611907	288,800	2.75%	-52.71%
Investors Growth Stock Series - Initial Class (MIGIC)
2012	0.00%	911	18.477561	16,833	0.46%	16.97%
2012	0.50%	8,376	17.605660	147,465	0.46%	16.39%
2012	0.80%	1,369	17.102335	23,413	0.46%	16.04%
2011	0.00%	884	15.796502	13,964	0.55%	0.58%
2011	0.50%	8,677	15.126718	131,255	0.55%	0.08%
2011	0.80%	1,613	14.738500	23,773	0.55%	-0.22%
2010	0.00%	897	15.705759	14,088	0.50%	12.47%
2010	0.50%	8,710	15.115038	131,652	0.50%	11.91%
2010	0.80%	1,611	14.771276	23,797	0.50%	11.58%
2009	0.00%	844	13.963862	11,785	0.67%	39.55%
2009	0.50%	15,623	13.505951	211,003	0.67%	38.86%
2009	0.80%	2,002	13.238396	26,503	0.67%	38.44%
2008	0.00%	784	10.006089	7,845	0.56%	-36.87%
2008	0.50%	10,324	9.726449	100,416	0.56%	-37.19%
2008	0.80%	4,133	9.562409	39,521	0.56%	-37.38%
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2012	0.50%	3,032	10.301526	31,234	0.00%	3.02%	5/1/2012
2012	0.80%	621	10.280941	6,384	0.00%	2.81%	5/1/2012
Value Series - Initial Class (MVFIC)
2012	0.00%	7,952	21.189802	168,501	1.75%	16.26%
2012	0.50%	62,380	20.189915	1,259,447	1.75%	15.68%
2012	0.80%	7,555	19.612765	148,174	1.75%	15.33%
2011	0.00%	10,143	18.226114	184,867	1.48%	-0.30%
2011	0.50%	92,819	17.453308	1,619,999	1.48%	-0.80%
2011	0.80%	7,870	17.005440	133,833	1.48%	-1.10%
2010	0.00%	10,028	18.281385	183,326	1.49%	11.53%
2010	0.50%	94,055	17.593817	1,654,786	1.49%	10.98%
2010	0.80%	8,354	17.193742	143,637	1.49%	10.65%
2009	0.00%	9,300	16.390924	152,436	1.34%	22.71%
2009	0.50%	85,805	15.853449	1,360,305	1.34%	22.10%
2009	0.80%	8,888	15.539458	138,115	1.34%	21.74%
2008	0.00%	10,025	13.356934	133,903	0.99%	-32.58%
2008	0.50%	98,196	12.983695	1,274,947	0.99%	-32.92%
2008	0.80%	8,253	12.764787	105,348	0.99%	-33.12%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2012	0.00%	5,129	$14.850467	$76,168	5.75%	9.44%
2012	0.50%	16,286	14.149776	230,443	5.75%	8.89%
2012	0.80%	1,741	13.745300	23,931	5.75%	8.57%
2011	0.00%	5,195	13.569488	70,493	3.62%	5.65%
2011	0.50%	10,523	12.994186	136,738	3.62%	5.12%
2011	0.80%	2,121	12.660760	26,853	3.62%	4.81%
2010	0.00%	1,267	12.844145	16,274	6.62%	7.14%
2010	0.50%	11,622	12.361057	143,660	6.62%	6.61%
2010	0.80%	2,208	12.079951	26,673	6.62%	6.29%
2009	0.00%	1,129	11.987667	13,534	4.15%	9.64%
2009	0.50%	14,932	11.594606	173,131	4.15%	9.10%
2009	0.80%	2,681	11.364963	30,469	4.15%	8.77%
2008	0.00%	6,559	10.933218	71,711	4.73%	-10.20%
2008	0.50%	60,672	10.627725	644,805	4.73%	-10.65%
2008	0.80%	4,469	10.448514	46,694	4.73%	-10.92%
Emerging Markets Debt Portfolio - Class I (MSEM)
2012	0.00%	5,484	35.042942	192,175	2.88%	17.96%
2012	0.50%	33,503	32.339111	1,083,457	2.88%	17.37%
2012	0.80%	6,099	30.965468	188,858	2.88%	17.02%
2012	1.00%	11,005	30.738881	338,281	2.88%	16.78%
2011	0.00%	6,472	29.707233	192,265	3.16%	7.03%
2011	0.50%	34,581	27.552804	952,804	3.16%	6.50%
2011	0.80%	6,431	26.461901	170,176	3.16%	6.18%
2011	1.00%	9,433	26.320970	248,286	3.16%	5.97%
2010	0.00%	14,151	27.755292	392,765	3.44%	9.74%
2010	0.50%	49,756	25.871094	1,287,242	3.44%	9.20%
2010	0.80%	7,575	24.921222	188,778	3.44%	8.87%
2010	1.00%	10,356	24.837987	257,222	3.44%	8.65%
2009	0.00%	12,742	25.290832	322,256	8.37%	30.21%
2009	0.50%	47,197	23.692027	1,118,193	8.37%	29.56%
2009	0.80%	7,957	22.890693	182,141	8.37%	29.17%
2009	1.00%	10,375	22.859877	237,171	8.37%	28.91%
2008	0.00%	13,545	19.423315	263,089	7.05%	-14.98%
2008	0.50%	55,882	18.286566	1,021,890	7.05%	-15.40%
2008	0.80%	10,382	17.721099	183,980	7.05%	-15.65%
2008	1.00%	6,634	17.732649	117,638	7.05%	-15.82%
U.S. Real Estate Portfolio - Class I (MSVRE)
2012	0.00%	7,751	63.238652	490,163	0.84%	15.84%
2012	0.80%	7	61.220395	429	0.84%	14.91%
2012	1.00%	43,683	31.592343	1,380,048	0.84%	14.68%
2011	0.00%	9,460	54.593503	516,455	0.97%	5.92%
2011	0.80%	7	53.276522	373	0.97%	5.08%
2011	1.00%	46,749	27.548115	1,287,847	0.97%	4.87%
2010	0.00%	12,054	51.542559	621,294	2.16%	29.96%
2010	0.80%	7	50.702174	355	2.16%	28.93%
2010	1.00%	32,923	26.269333	864,865	2.16%	28.67%
2009	0.00%	15,029	39.660220	596,053	5.11%	28.36%
2009	0.80%	7	39.326304	275	5.11%	27.33%
2009	1.00%	36,695	20.416080	749,168	5.11%	27.08%
2008	0.00%	35,291	30.898769	1,090,448	3.46%	-37.89%
2008	0.50%	164,177	31.774120	5,216,580	3.46%	-38.20%
2008	0.80%	48,939	30.885042	1,511,483	3.46%	-38.39%
2008	1.00%	41,815	16.065985	671,799	3.46%	-38.51%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2012	0.00%	64,944	$16.452105	$1,068,466	0.95%	14.66%
2012	0.50%	264,220	16.153244	4,268,010	0.95%	14.09%
2012	0.80%	52,739	15.976557	842,588	0.95%	13.75%
2012	1.00%	46,918	15.859841	744,112	0.95%	13.52%
2011	0.00%	75,881	14.348277	1,088,762	1.63%	0.65%
2011	0.50%	321,145	14.158408	4,546,902	1.63%	0.15%
2011	0.80%	64,614	14.045709	907,549	1.63%	-0.15%
2011	1.00%	52,825	13.971078	738,022	1.63%	-0.35%
2010	0.00%	96,307	14.256071	1,372,959	1.92%	13.46%
2010	0.50%	370,983	14.137798	5,244,883	1.92%	12.90%
2010	0.80%	73,607	14.067316	1,035,453	1.92%	12.56%
2010	1.00%	50,951	14.020534	714,360	1.92%	12.34%
2009	0.00%	929	12.564442	11,672	0.89%	25.64%	5/1/2009
2009	0.50%	552	12.522611	6,912	0.89%	25.23%	5/1/2009
2009	0.80%	4	12.497580	50	0.89%	24.98%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2012	0.00%	5,562	12.704984	70,665	1.43%	15.72%
2012	0.50%	85,379	12.288311	1,049,164	1.43%	15.14%
2012	0.80%	21,712	12.044923	261,519	1.43%	14.79%
2011	0.00%	5,660	10.979437	62,144	1.43%	0.93%
2011	0.50%	70,814	10.672693	755,776	1.43%	0.43%
2011	0.80%	15,136	10.492803	158,819	1.43%	0.13%
2010	0.00%	6,984	10.878393	75,975	1.51%	12.02%
2010	0.50%	84,386	10.627363	896,801	1.51%	11.46%
2010	0.80%	14,478	10.479549	151,723	1.51%	11.13%
2009	0.00%	6,425	9.711378	62,396	0.08%	23.41%
2009	0.50%	92,676	9.534796	883,647	0.08%	22.80%
2009	0.80%	14,397	9.430409	135,770	0.08%	22.43%
2008	0.00%	17,836	7.868935	140,350	2.61%	-29.78%
2008	0.50%	90,933	7.764576	706,056	2.61%	-30.13%
2008	0.80%	11,719	7.702635	90,267	2.61%	-30.34%
American Funds NVIT Bond Fund - Class II (GVABD2)
2012	0.00%	3,749	12.903197	48,374	1.92%	4.97%
2012	0.50%	67,226	12.480192	838,993	1.92%	4.44%
2012	0.80%	5,234	12.233039	64,028	1.92%	4.13%
2011	0.00%	5,942	12.292646	73,043	2.31%	5.72%
2011	0.50%	89,002	11.949408	1,063,521	2.31%	5.20%
2011	0.80%	6,129	11.748041	72,004	2.31%	4.88%
2010	0.00%	6,068	11.627184	70,554	2.07%	5.99%
2010	0.50%	96,320	11.359007	1,094,100	2.07%	5.46%
2010	0.80%	8,644	11.201040	96,822	2.07%	5.15%
2009	0.00%	7,087	10.970085	77,745	0.35%	12.15%
2009	0.50%	122,112	10.770767	1,315,240	0.35%	11.59%
2009	0.80%	9,442	10.652882	100,585	0.35%	11.26%
2008	0.00%	6,155	9.781713	60,206	5.27%	-9.87%
2008	0.50%	104,841	9.652092	1,011,935	5.27%	-10.32%
2008	0.80%	9,151	9.575122	87,622	5.27%	-10.59%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2012	0.00%	5,401	$13.277399	$71,711	0.80%	22.09%
2012	0.50%	93,461	12.841941	1,200,221	0.80%	21.48%
2012	0.80%	15,246	12.587521	191,909	0.80%	21.11%
2011	0.00%	6,655	10.875437	72,376	0.95%	-9.31%
2011	0.50%	137,757	10.571579	1,456,309	0.95%	-9.76%
2011	0.80%	13,570	10.393328	141,037	0.95%	-10.03%
2010	0.00%	7,375	11.991721	88,439	0.85%	11.30%
2010	0.50%	140,805	11.715019	1,649,533	0.85%	10.75%
2010	0.80%	18,883	11.552053	218,137	0.85%	10.41%
2009	0.00%	6,075	10.774250	65,454	0.00%	41.60%
2009	0.50%	118,760	10.578350	1,256,285	0.00%	40.90%
2009	0.80%	24,294	10.462500	254,176	0.00%	40.47%
2008	0.00%	9,676	7.608765	73,622	2.74%	-38.64%
2008	0.50%	112,338	7.507854	843,417	2.74%	-38.94%
2008	0.80%	21,120	7.447945	157,301	2.74%	-39.13%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2012	0.00%	7,791	11.875465	92,522	0.22%	17.40%
2012	0.50%	117,743	11.485910	1,352,386	0.22%	16.81%
2012	0.80%	16,640	11.258336	187,339	0.22%	16.46%
2011	0.00%	9,503	10.115272	96,125	0.27%	-4.69%
2011	0.50%	154,823	9.832585	1,522,310	0.27%	-5.16%
2011	0.80%	18,599	9.666797	179,793	0.27%	-5.45%
2010	0.00%	6,030	10.612804	63,995	0.15%	18.19%
2010	0.50%	187,568	10.367833	1,944,674	0.15%	17.60%
2010	0.80%	25,085	10.223579	256,458	0.15%	17.25%
2009	0.00%	5,838	8.979238	52,421	0.00%	38.78%
2009	0.50%	166,832	8.815893	1,470,773	0.00%	38.09%
2009	0.80%	25,748	8.719320	224,505	0.00%	37.68%
2008	0.00%	4,646	6.470039	30,060	2.07%	-44.21%
2008	0.50%	139,829	6.384181	892,694	2.07%	-44.49%
2008	0.80%	28,066	6.333211	177,748	2.07%	-44.66%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2012	0.00%	2,914	10.169772	29,635	0.95%	17.06%
2012	0.50%	69,302	9.885503	685,085	0.95%	16.48%
2012	0.80%	3,797	9.718758	36,902	0.95%	16.13%
2011	0.00%	2,657	8.687464	23,083	0.99%	-2.24%
2011	0.50%	115,306	8.487048	978,608	0.99%	-2.72%
2011	0.80%	3,715	8.369014	31,091	0.99%	-3.01%
2010	0.00%	2,714	8.886120	24,117	0.91%	10.97%
2010	0.50%	114,596	8.724545	999,798	0.91%	10.42%
2010	0.80%	4,706	8.629010	40,608	0.91%	10.09%
2009	0.00%	2,815	8.007342	22,541	0.00%	30.69%
2009	0.50%	99,198	7.901119	783,775	0.00%	30.04%
2009	0.80%	3,815	7.838054	29,902	0.00%	29.65%
2008	0.00%	2,747	6.126963	16,831	2.44%	-38.06%
2008	0.50%	89,642	6.075985	544,663	2.44%	-38.37%
2008	0.80%	3,255	6.045597	19,678	2.44%	-38.56%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2012	0.00%	2,854	$ 20.226839	$ 57,727	6.54%	14.56%
2012	0.50%	2,123	19.272608	40,916	6.54%	13.98%
2012	0.80%	407	18.721734	7,620	6.54%	13.64%
2011	0.00%	4,766	17.656619	84,151	8.19%	3.82%
2011	0.50%	2,410	16.908181	40,749	8.19%	3.30%
2011	0.80%	570	16.474351	9,390	8.19%	2.99%
2010	0.00%	5,015	17.007403	85,292	8.44%	13.15%
2010	0.50%	3,245	16.367890	53,114	8.44%	12.59%
2010	0.80%	782	15.995730	12,509	8.44%	12.25%
2009	0.00%	5,085	15.030278	76,429	9.75%	46.00%
2009	0.50%	3,955	14.537578	57,496	9.75%	45.27%
2009	0.80%	1,534	14.249701	21,859	9.75%	44.84%
2008	0.00%	5,154	10.294917	53,060	8.80%	-27.99%
2008	0.50%	4,252	10.007295	42,551	8.80%	-28.35%
2008	0.80%	1,761	9.838552	17,326	8.80%	-28.56%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2012	0.00%	14,697	17.021800	250,169	7.64%	14.71%
2012	0.50%	83,641	16.381922	1,370,200	7.64%	14.13%
2012	0.80%	6,493	16.009620	103,950	7.64%	13.79%
2011	0.00%	11,678	14.839228	173,293	8.22%	3.81%
2011	0.50%	116,173	14.353153	1,667,449	8.22%	3.29%
2011	0.80%	6,081	14.069186	85,555	8.22%	2.98%
2010	0.00%	13,586	14.295077	194,213	7.86%	13.16%
2010	0.50%	116,167	13.895948	1,614,251	7.86%	12.60%
2010	0.80%	5,805	13.661828	79,307	7.86%	12.26%
2009	0.00%	13,384	12.632602	169,075	11.37%	46.08%
2009	0.50%	250,028	12.341429	3,085,703	11.37%	45.35%
2009	0.80%	8,303	12.169932	101,047	11.37%	44.92%
2008	0.00%	12,655	8.647843	109,438	9.56%	-28.10%
2008	0.50%	59,880	8.490785	508,428	9.56%	-28.46%
2008	0.80%	10,421	8.397926	87,515	9.56%	-28.67%
NVIT Emerging Markets Fund - Class I (GEM)
2012	0.00%	869	26.899413	23,376	0.49%	17.22%
2012	0.50%	16,753	25.301371	423,874	0.49%	16.63%
2012	0.80%	2,308	24.388485	56,289	0.49%	16.28%
2012	1.00%	20,461	23.442718	479,661	0.49%	16.05%
2011	0.00%	985	22.948246	22,604	0.64%	-22.37%
2011	0.50%	19,654	21.693374	426,362	0.64%	-22.76%
2011	0.80%	2,961	20.973634	62,103	0.64%	-22.99%
2011	1.00%	22,453	20.200753	453,568	0.64%	-23.15%
2010	0.00%	3,906	29.562687	115,472	0.06%	16.17%
2010	0.50%	28,449	28.086103	799,022	0.06%	15.60%
2010	0.80%	3,689	27.235796	100,473	0.06%	15.25%
2010	1.00%	22,540	26.284637	592,456	0.06%	15.02%
2009	0.00%	4,227	25.446836	107,564	1.30%	63.31%
2009	0.50%	30,891	24.296820	750,553	1.30%	62.50%
2009	0.80%	4,456	23.631906	105,304	1.30%	62.01%
2009	1.00%	40,087	22.852194	916,076	1.30%	61.69%
2008	0.00%	4,604	15.581599	71,738	1.08%	-57.76%
2008	0.50%	37,210	14.951961	556,362	1.08%	-57.97%
2008	0.80%	6,102	14.586450	89,007	1.08%	-58.10%
2008	1.00%	18,953	14.133405	267,870	1.08%	-58.18%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class III (GEM3)
2012	0.00%	24,409	$ 19.336082	$ 471,974	0.45%	17.24%
2012	0.50%	93,486	18.608853	1,739,667	0.45%	16.65%
2012	0.80%	22,464	18.185755	408,525	0.45%	16.30%
2011	0.00%	28,288	16.493303	466,563	0.71%	-22.39%
2011	0.50%	121,016	15.952745	1,930,537	0.71%	-22.78%
2011	0.80%	26,612	15.636987	416,131	0.71%	-23.01%
2010	0.00%	30,788	21.252025	654,307	0.07%	16.21%
2010	0.50%	129,852	20.658460	2,682,542	0.07%	15.63%
2010	0.80%	32,166	20.310361	653,303	0.07%	15.29%
2009	0.00%	35,576	18.287102	650,582	1.28%	63.48%
2009	0.50%	129,200	17.865296	2,308,196	1.28%	62.67%
2009	0.80%	36,539	17.616947	643,706	1.28%	62.18%
2008	0.00%	29,125	11.185864	325,788	1.12%	-57.83%
2008	0.50%	183,967	10.982610	2,020,438	1.12%	-58.04%
2008	0.80%	42,738	10.862450	464,239	1.12%	-58.17%
NVIT International Equity Fund - Class I (GIG)
2012	0.00%	9,497	14.122631	134,123	0.85%	15.61%
2012	0.50%	30,028	13.283536	398,878	0.85%	15.03%
2012	0.80%	5,275	12.804278	67,543	0.85%	14.68%
2012	1.00%	1,136	12.560723	14,269	0.85%	14.46%
2011	0.00%	11,889	12.216006	145,236	1.21%	-9.76%
2011	0.50%	29,995	11.547898	346,379	1.21%	-10.21%
2011	0.80%	5,692	11.164772	63,550	1.21%	-10.48%
2011	1.00%	2,338	10.974373	25,658	1.21%	-10.66%
2010	0.00%	11,232	13.537857	152,057	0.86%	13.29%
2010	0.50%	38,649	12.861523	497,085	0.86%	12.73%
2010	0.80%	6,415	12.472134	80,009	0.86%	12.39%
2010	1.00%	6,894	12.283958	84,686	0.86%	12.16%
2009	0.00%	12,461	11.949736	148,906	1.12%	29.72%
2009	0.50%	54,336	11.409586	619,951	1.12%	29.08%
2009	0.80%	6,545	11.097348	72,632	1.12%	28.69%
2009	1.00%	17,782	10.951765	194,744	1.12%	28.43%
2008	0.00%	13,969	9.211762	128,679	1.24%	-46.06%
2008	0.50%	63,423	8.839463	560,625	1.24%	-46.33%
2008	0.80%	9,215	8.623393	79,465	1.24%	-46.49%
2008	1.00%	23,220	8.527308	198,004	1.24%	-46.59%
NVIT International Equity Fund - Class III (GIG3)
2012	0.00%	31,591	8.450909	266,973	0.85%	15.58%
2012	0.50%	330,469	8.255888	2,728,315	0.85%	15.00%
2012	0.80%	72,099	8.141051	586,962	0.85%	14.65%
2011	0.00%	32,972	7.311920	241,089	1.26%	-9.76%
2011	0.50%	360,822	7.179063	2,590,364	1.26%	-10.21%
2011	0.80%	79,102	7.100526	561,666	1.26%	-10.48%
2010	0.00%	37,162	8.103077	301,127	0.98%	13.27%
2010	0.50%	354,843	7.995676	2,837,210	0.98%	12.70%
2010	0.80%	92,562	7.931942	734,196	0.98%	12.37%
2009	0.00%	44,927	7.153834	321,400	0.02%	29.67%
2009	0.50%	399,958	7.094353	2,837,443	0.02%	29.02%
2009	0.80%	100,960	7.058922	712,669	0.02%	28.64%
2008	0.00%	1,565	5.516874	8,634	1.08%	-44.83%	5/1/2008
2008	0.50%	2,344	5.498438	12,888	1.08%	-45.02%	5/1/2008
2008	0.80%	170	5.487410	933	1.08%	-45.13%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2012	0.00%	81,034	$9.471654	$767,526	1.47%	16.94%
2012	0.50%	929,767	9.253058	8,603,188	1.47%	16.36%
2012	0.80%	244,333	9.124314	2,229,371	1.47%	16.01%
2011	0.00%	88,502	8.099461	716,818	0.57%	-11.62%
2011	0.50%	1,006,367	7.952277	8,002,909	0.57%	-12.06%
2011	0.80%	281,765	7.865245	2,216,151	0.57%	-12.32%
2010	0.00%	101,840	9.164158	933,278	0.21%	15.61%
2010	0.50%	1,125,978	9.042668	10,181,845	0.21%	15.03%
2010	0.80%	315,664	8.970544	2,831,678	0.21%	14.69%
2009	0.00%	119,590	7.927018	947,992	0.18%	52.96%
2009	0.50%	1,236,830	7.861103	9,722,848	0.18%	52.20%
2009	0.80%	356,967	7.821802	2,792,125	0.18%	51.74%
2008	0.80%	171	5.154692	881	0.00%	-48.45%	5/1/2008
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2012	0.50%	8,154	10.591756	86,365	0.59%	10.94%
2012	0.80%	540	10.444446	5,640	0.59%	10.61%
2011	0.50%	23,204	9.547148	221,532	0.78%	-3.66%
2011	0.80%	1,623	9.442714	15,326	0.78%	-3.95%
2010	0.50%	3,454	9.910000	34,229	1.85%	22.96%
2010	0.80%	163	9.830999	1,602	1.85%	22.60%
2009	0.50%	3,846	8.059273	30,996	0.44%	30.88%
2009	0.80%	2	8.018999	16	0.44%	30.49%
2008	0.50%	69	6.157812	425	0.43%	-38.42%	5/1/2008
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2012	0.50%	8,186	10.162172	83,188	1.08%	15.64%
2012	0.80%	7,584	10.020827	75,998	1.08%	15.30%
2011	0.50%	10,030	8.787510	88,139	2.01%	-6.65%
2011	0.80%	5,766	8.691366	50,114	2.01%	-6.93%
2010	0.50%	7,354	9.413816	69,229	0.36%	14.43%
2010	0.80%	3,331	9.338751	31,107	0.36%	14.09%
2009	0.50%	5,424	8.226880	44,623	0.88%	28.65%
2009	0.80%	5,678	8.185776	46,479	0.88%	28.27%
2008	0.50%	14,331	6.394590	91,641	2.22%	-36.05%	5/1/2008
2008	0.80%	5,228	6.381765	33,364	2.22%	-36.18%	5/1/2008
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2012	0.00%	426	11.638522	4,958	1.48%	11.24%
2012	0.50%	12,209	11.370100	138,818	1.48%	10.68%
2012	0.80%	8,407	11.211995	94,259	1.48%	10.35%
2011	0.00%	437	10.462826	4,572	2.59%	-1.26%
2011	0.50%	3,104	10.272876	31,887	2.59%	-1.75%
2011	0.80%	10,388	10.160539	105,548	2.59%	-2.05%
2010	0.00%	447	10.596561	4,737	1.01%	10.46%
2010	0.50%	13,188	10.456211	137,897	1.01%	9.91%
2010	0.80%	8,559	10.372881	88,781	1.01%	9.58%
2009	0.00%	458	9.593104	4,394	2.36%	19.88%
2009	0.50%	17,112	9.513461	162,794	2.36%	19.28%
2009	0.80%	6,831	9.465975	64,662	2.36%	18.93%
2008	0.50%	10,972	7.975427	87,506	0.89%	-20.25%	5/1/2008
2008	0.80%	2,267	7.959456	18,044	0.89%	-20.41%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2012	0.00%	474	$11.154725	$5,287	1.51%	13.74%
2012	0.50%	39,272	10.897413	427,963	1.51%	13.17%
2012	0.80%	6,735	10.745888	72,374	1.51%	12.83%
2011	0.00%	485	9.807509	4,757	2.24%	-3.37%
2011	0.50%	34,007	9.629406	327,467	2.24%	-3.85%
2011	0.80%	7,281	9.524103	69,345	2.24%	-4.13%
2010	0.00%	497	10.149086	5,044	0.75%	12.46%
2010	0.50%	31,110	10.014640	311,555	0.75%	11.89%
2010	0.80%	7,218	9.934815	71,709	0.75%	11.56%
2009	0.00%	509	9.025006	4,594	1.80%	24.25%
2009	0.50%	27,157	8.950049	243,056	1.80%	23.63%
2009	0.80%	4,616	8.905361	41,107	1.80%	23.26%
2008	0.50%	15,452	7.239333	111,862	1.66%	-27.61%	5/1/2008
2008	0.80%	4,329	7.224834	31,276	1.66%	-27.75%	5/1/2008
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2012	0.00%	262	12.078891	3,165	1.97%	7.58%
2012	0.50%	125,677	11.800384	1,483,037	1.97%	7.04%
2012	0.80%	2,499	11.636337	29,079	1.97%	6.72%
2011	0.00%	2,769	11.227964	31,090	2.16%	1.50%
2011	0.50%	7,054	11.024191	77,765	2.16%	0.99%
2011	0.80%	2,400	10.903683	26,169	2.16%	0.69%
2010	0.00%	2,051	11.062310	22,689	1.23%	6.87%
2010	0.50%	22,454	10.915841	245,104	1.23%	6.33%
2010	0.80%	2,943	10.828868	31,869	1.23%	6.01%
2009	0.00%	1,920	10.351566	19,875	3.09%	13.22%
2009	0.50%	11,740	10.265671	120,519	3.09%	12.66%
2009	0.80%	1,442	10.214479	14,729	3.09%	12.32%
2008	0.00%	288	9.142885	2,633	1.89%	-8.57%	5/1/2008
2008	0.50%	3,870	9.112447	35,265	1.89%	-8.88%	5/1/2008
2008	0.80%	1,287	9.094234	11,704	1.89%	-9.06%	5/1/2008
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2012	0.00%	8,286	11.397169	94,437	1.52%	12.45%
2012	0.50%	61,650	11.134287	686,429	1.52%	11.89%
2012	0.80%	22,093	10.979484	242,570	1.52%	11.55%
2011	0.00%	8,440	10.135390	85,543	2.45%	-2.25%
2011	0.50%	61,673	9.951354	613,730	2.45%	-2.73%
2011	0.80%	21,926	9.842542	215,808	2.45%	-3.02%
2010	0.00%	8,618	10.368348	89,354	0.95%	11.42%
2010	0.50%	75,415	10.230997	771,571	0.95%	10.87%
2010	0.80%	21,238	10.149462	215,554	0.95%	10.54%
2009	0.00%	7,297	9.305236	67,900	2.08%	22.00%
2009	0.50%	69,130	9.227958	637,929	2.08%	21.40%
2009	0.80%	18,764	9.181897	172,289	2.08%	21.03%
2008	0.00%	6,475	7.626933	49,384	1.65%	-23.73%	5/1/2008
2008	0.50%	36,096	7.601493	274,383	1.65%	-23.99%	5/1/2008
2008	0.80%	7,019	7.586279	53,248	1.65%	-24.14%	5/1/2008
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2012	0.50%	28,065	10.601144	297,521	1.37%	14.10%
2012	0.80%	18,386	10.453700	192,202	1.37%	13.75%
2011	0.50%	18,827	9.291441	174,930	2.58%	-5.05%
2011	0.80%	20,521	9.189793	188,584	2.58%	-5.33%
2010	0.50%	11,208	9.785569	109,677	0.83%	12.93%
2010	0.80%	17,780	9.707544	172,600	0.83%	12.59%
2009	0.50%	7,130	8.664997	61,781	1.62%	26.06%
2009	0.80%	14,506	8.621717	125,067	1.62%	25.68%
2008	0.50%	3,677	6.873896	25,275	1.88%	-31.26%	5/1/2008
2008	0.80%	8,701	6.860115	59,690	1.88%	-31.40%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2012	0.00%	12,345	$11.828808	$146,027	1.57%	10.13%
2012	0.50%	13,367	11.556019	154,469	1.57%	9.58%
2012	0.80%	4,247	11.395367	48,396	1.57%	9.25%
2011	0.00%	12,584	10.740467	135,158	2.72%	-0.28%
2011	0.50%	15,078	10.545498	159,005	2.72%	-0.78%
2011	0.80%	5,377	10.430205	56,083	2.72%	-1.07%
2010	0.00%	12,829	10.770841	138,179	1.16%	9.31%
2010	0.50%	29,763	10.628200	316,327	1.16%	8.77%
2010	0.80%	5,352	10.543510	56,429	1.16%	8.44%
2009	0.00%	11,907	9.853071	117,321	3.06%	17.64%
2009	0.50%	29,224	9.771284	285,556	3.06%	17.05%
2009	0.80%	6,000	9.722537	58,335	3.06%	16.70%
2008	0.50%	6,389	8.348025	53,336	2.83%	-16.52%	5/1/2008
2008	0.80%	1,384	8.331322	11,531	2.83%	-16.69%	5/1/2008
NVIT Core Bond Fund - Class I (NVCBD1)
2012	0.00%	5,364	13.303193	71,358	3.26%	7.75%
2012	0.50%	15,991	12.996442	207,826	3.26%	7.22%
2012	0.80%	1,564	12.815824	20,044	3.26%	6.89%
2012	1.00%	13,058	12.696813	165,795	3.26%	6.68%
2011	0.00%	10,606	12.345910	130,941	3.44%	6.59%
2011	0.50%	18,261	12.121845	221,357	3.44%	6.06%
2011	0.80%	1,634	11.989375	19,591	3.44%	5.75%
2011	1.00%	10,223	11.901878	121,673	3.44%	5.54%
2010	0.00%	5,920	11.582155	68,566	3.10%	7.06%
2010	0.50%	11,379	11.428775	130,048	3.10%	6.52%
2010	0.80%	1,336	11.337733	15,147	3.10%	6.20%
2010	1.00%	6,040	11.277452	68,116	3.10%	5.99%
2009	0.00%	5,380	10.818752	58,205	5.39%	8.78%
2009	0.50%	4,328	10.728983	46,435	5.39%	8.24%
2009	0.80%	872	10.675484	9,309	5.39%	7.92%
2009	1.00%	2,052	10.639980	21,833	5.39%	7.70%
2008	0.50%	1,649	9.912085	16,345	2.32%	-0.88%	5/1/2008
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2012	0.50%	13,334	14.026661	187,031	2.43%	6.84%
2012	0.80%	1,636	13.831749	22,629	2.43%	6.52%
2011	0.50%	10,094	13.128149	132,516	2.91%	5.84%
2011	0.80%	828	12.984709	10,751	2.91%	5.53%
2010	0.50%	3,988	12.403480	49,465	2.97%	7.81%
2010	0.80%	1,345	12.304709	16,550	2.97%	7.49%
2009	0.50%	1,483	11.504485	17,061	5.73%	16.04%
2009	0.80%	190	11.447139	2,175	5.73%	15.70%
2008	0.50%	16	9.914010	159	2.82%	-0.86%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Nationwide Fund - Class I (TRF)
2012	0.00%	117,116	$ 23.674524	$ 2,772,666	1.41%	14.21%
2012	0.50%	378,810	50.744233	19,222,423	1.41%	13.64%
2012	0.80%	486,478	40.020036	19,468,867	1.41%	13.30%
2012	1.00%	98,516	10.772753	1,061,289	1.41%	13.08%
2011	0.00%	142,775	20.728147	2,959,461	1.14%	0.53%
2011	0.50%	412,184	44.652135	18,404,896	1.14%	0.03%
2011	0.80%	542,718	35.321483	19,169,605	1.14%	-0.27%
2011	1.00%	108,508	9.527060	1,033,762	1.14%	-0.47%
2011	1.30%	3	34.329664	103	1.14%	-0.77%
2010	0.00%	168,440	20.619110	3,473,083	1.02%	13.45%
2010	0.50%	444,744	44.639451	19,853,128	1.02%	12.88%
2010	0.80%	599,906	35.417325	21,247,066	1.02%	12.55%
2010	1.00%	113,338	9.571998	1,084,871	1.02%	12.32%
2009	0.00%	179,695	18.174730	3,265,908	1.35%	26.10%
2009	0.50%	502,814	39.544533	19,883,545	1.35%	25.47%
2009	0.80%	653,320	31.469156	20,559,429	1.35%	25.09%
2009	1.00%	128,057	8.521969	1,091,298	1.35%	24.84%
2008	0.00%	193,391	14.413309	2,787,404	1.40%	-41.55%
2008	0.50%	557,930	31.517666	17,584,651	1.40%	-41.85%
2008	0.80%	726,828	25.156819	18,284,680	1.40%	-42.02%
2008	1.00%	143,966	6.826209	982,742	1.40%	-42.14%
NVIT Government Bond Fund - Class I (GBF)
2012	0.00%	66,264	25.745883	1,706,025	2.14%	3.06%
2012	0.50%	112,707	43.922389	4,950,361	2.14%	2.54%
2012	0.80%	44,154	32.631769	1,440,823	2.14%	2.23%
2012	1.00%	75,338	17.066917	1,285,787	2.14%	2.03%
2011	0.00%	71,393	24.982190	1,783,553	2.93%	7.25%
2011	0.50%	134,783	42.833702	5,773,255	2.93%	6.72%
2011	0.80%	52,003	31.918804	1,659,874	2.93%	6.40%
2011	1.00%	101,054	16.727524	1,690,383	2.93%	6.19%
2010	0.00%	78,091	23.292436	1,818,930	2.93%	4.78%
2010	0.50%	150,926	40.136055	6,057,574	2.93%	4.26%
2010	0.80%	60,113	29.998155	1,803,279	2.93%	3.95%
2010	1.00%	114,512	15.752353	1,803,833	2.93%	3.74%
2009	0.00%	90,071	22.229504	2,002,234	3.32%	2.69%
2009	0.50%	154,092	38.496449	5,931,995	3.32%	2.18%
2009	0.80%	67,098	28.859126	1,936,390	3.32%	1.87%
2009	1.00%	132,506	15.184570	2,012,047	3.32%	1.67%
2008	0.00%	101,325	21.647591	2,193,442	4.34%	7.72%
2008	0.50%	180,930	37.676575	6,816,823	4.34%	7.18%
2008	0.80%	84,645	28.329345	2,397,937	4.34%	6.86%
2008	1.00%	292,160	14.935656	4,363,601	4.34%	6.65%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Growth Fund - Class I (CAF)
2012	0.00%	58,712	$ 17.072452	$ 1,002,358	0.55%	14.02%
2012	0.50%	248,603	24.683788	6,136,464	0.55%	13.45%
2012	0.80%	189,859	23.818612	4,522,178	0.55%	13.11%
2012	1.00%	54,423	7.228500	393,397	0.55%	12.88%
2011	0.00%	71,801	14.973016	1,075,078	0.58%	-0.69%
2011	0.50%	266,244	21.757113	5,792,701	0.58%	-1.18%
2011	0.80%	211,204	21.057718	4,447,474	0.58%	-1.48%
2011	1.00%	57,501	6.403442	368,204	0.58%	-1.68%
2010	0.00%	72,600	15.077159	1,094,602	0.63%	19.25%
2010	0.50%	281,742	22.018021	6,203,401	0.63%	18.65%
2010	0.80%	237,543	21.374125	5,077,274	0.63%	18.30%
2010	1.00%	40,018	6.512646	260,623	0.63%	18.06%
2009	0.00%	80,041	12.643680	1,012,013	0.56%	33.47%
2009	0.50%	310,833	18.556714	5,768,039	0.56%	32.81%
2009	0.80%	257,511	18.068103	4,652,735	0.56%	32.41%
2009	1.00%	34,260	5.516318	188,989	0.56%	32.14%
2008	0.00%	94,951	9.472940	899,465	0.27%	-38.71%
2008	0.50%	306,649	13.972794	4,284,743	0.27%	-39.01%
2008	0.80%	323,554	13.645751	4,415,137	0.27%	-39.20%
2008	1.00%	36,164	4.174493	150,966	0.27%	-39.32%
NVIT International Index Fund - Class VI (GVIX6)
2012	0.00%	13,989	9.764428	136,595	2.66%	18.29%
2012	0.50%	44,277	9.444081	418,156	2.66%	17.70%
2012	0.80%	104	9.256914	963	2.66%	17.35%
2011	0.00%	17,130	8.254444	141,399	2.90%	-12.72%
2011	0.50%	45,497	8.023727	365,056	2.90%	-13.15%
2011	0.80%	102	7.888392	805	2.90%	-13.41%
2010	0.00%	19,297	9.456969	182,491	2.13%	7.54%
2010	0.50%	39,561	9.238694	365,492	2.13%	7.01%
2010	0.80%	639	9.110128	5,821	2.13%	6.69%
2009	0.00%	21,817	8.793694	191,852	2.63%	28.62%
2009	0.50%	38,936	8.633738	336,163	2.63%	27.98%
2009	0.80%	697	8.539143	5,952	2.63%	27.59%
2008	0.00%	326	6.837123	2,229	2.05%	-43.11%
2008	0.50%	39,457	6.746415	266,193	2.05%	-43.39%
2008	0.80%	1,137	6.692562	7,609	2.05%	-43.56%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2012	0.00%	3,629	17.169227	62,307	1.52%	15.90%
2012	0.50%	88,197	16.255930	1,433,724	1.52%	15.32%
2012	0.80%	23,100	15.731416	363,396	1.52%	14.98%
2012	1.00%	805	15.391139	12,390	1.52%	14.75%
2011	0.00%	3,697	14.813448	54,765	1.80%	-3.93%
2011	0.50%	95,067	14.095927	1,340,057	1.80%	-4.41%
2011	0.80%	27,902	13.682175	381,760	1.80%	-4.70%
2011	1.00%	820	13.413080	10,999	1.80%	-4.89%
2010	0.00%	13,121	15.419576	202,320	1.64%	14.63%
2010	0.50%	99,024	14.746126	1,460,220	1.64%	14.06%
2010	0.80%	37,157	14.356213	533,434	1.64%	13.72%
2010	1.00%	834	14.101999	11,761	1.64%	13.49%
2009	0.00%	5,371	13.451838	72,250	1.15%	27.21%
2009	0.50%	118,079	12.928735	1,526,612	1.15%	26.57%
2009	0.80%	36,824	12.624661	464,891	1.15%	26.19%
2009	1.00%	852	12.425900	10,587	1.15%	25.94%
2008	0.00%	5,689	10.574854	60,160	1.95%	-36.84%
2008	0.50%	147,039	10.214579	1,501,941	1.95%	-37.16%
2008	0.80%	53,348	10.004311	533,710	1.95%	-37.35%
2008	1.00%	322	9.866526	3,177	1.95%	-37.47%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2012	0.50%	4,538	$13.849830	$62,851	1.85%	8.84%
2012	0.80%	2,262	13.698322	30,986	1.85%	8.51%
2011	0.50%	4,133	12.725028	52,593	2.03%	0.38%
2011	0.80%	1,419	12.623728	17,913	2.03%	0.08%
2010	0.50%	17,228	12.676549	218,392	1.09%	9.27%
2010	0.80%	516	12.613336	6,508	1.09%	8.94%
2009	0.50%	3,613	11.601491	41,916	0.61%	16.01%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2012	0.50%	3,118	14.927778	46,545	1.64%	11.69%
2012	0.80%	2,912	14.764482	42,994	1.64%	11.35%
2011	0.50%	3,601	13.365506	48,129	1.77%	-1.43%
2011	0.80%	2,553	13.259099	33,850	1.77%	-1.72%
2010	0.80%	271	13.491613	3,656	1.63%	11.14%
2009	0.50%	1,619	12.163837	19,693	1.57%	21.64%	5/1/2009
2009	0.80%	51	12.139517	619	1.57%	21.40%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2012	0.00%	9,213	15.415374	142,022	1.31%	5.18%
2012	0.50%	21,627	14.595544	315,658	1.31%	4.65%
2012	0.80%	11,313	14.124710	159,793	1.31%	4.34%
2012	1.00%	6,951	13.819265	96,058	1.31%	4.13%
2011	0.00%	6,588	14.656785	96,559	2.41%	2.93%
2011	0.50%	41,779	13.947019	582,693	2.41%	2.42%
2011	0.80%	13,467	13.537768	182,313	2.41%	2.11%
2011	1.00%	6,801	13.271591	90,260	2.41%	1.91%
2010	0.00%	8,555	14.239553	121,819	2.28%	5.89%
2010	0.50%	39,855	13.617720	542,734	2.28%	5.36%
2010	0.80%	13,404	13.257742	177,707	2.28%	5.05%
2010	1.00%	6,820	13.023020	88,817	2.28%	4.84%
2009	0.00%	9,384	13.447193	126,188	1.79%	9.08%
2009	0.50%	70,008	12.924398	904,811	1.79%	8.54%
2009	0.80%	15,117	12.620548	190,785	1.79%	8.22%
2009	1.00%	2,044	12.421919	25,390	1.79%	8.00%
2008	0.00%	4,138	12.327359	51,011	3.40%	-6.02%
2008	0.50%	51,425	11.907464	612,341	3.40%	-6.49%
2008	0.80%	16,459	11.662459	191,952	3.40%	-6.77%
2008	1.00%	2,434	11.501879	27,996	3.40%	-6.96%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	0.00%	77,643	16.746328	1,300,235	1.58%	10.81%
2012	0.50%	112,911	15.855596	1,790,271	1.58%	10.26%
2012	0.80%	70,907	15.344089	1,088,003	1.58%	9.93%
2012	1.00%	21,064	15.012265	316,218	1.58%	9.71%
2011	0.00%	109,350	15.112388	1,652,540	2.13%	-0.04%
2011	0.50%	137,944	14.380454	1,983,697	2.13%	-0.54%
2011	0.80%	75,950	13.958439	1,060,143	2.13%	-0.84%
2011	1.00%	18,271	13.683980	250,020	2.13%	-1.03%
2010	0.00%	90,987	15.118520	1,375,589	1.97%	10.91%
2010	0.50%	150,866	14.458239	2,181,257	1.97%	10.36%
2010	0.80%	84,980	14.076015	1,196,180	1.97%	10.03%
2010	1.00%	17,093	13.826815	236,342	1.97%	9.81%
2009	0.00%	92,413	13.630962	1,259,678	1.55%	19.14%
2009	0.50%	181,042	13.100931	2,371,819	1.55%	18.54%
2009	0.80%	87,135	12.792885	1,114,708	1.55%	18.19%
2009	1.00%	17,020	12.591533	214,308	1.55%	17.95%
2008	0.00%	91,097	11.441586	1,042,294	2.78%	-23.20%
2008	0.50%	198,084	11.051801	2,189,185	2.78%	-23.58%
2008	0.80%	97,732	10.824352	1,057,886	2.78%	-23.81%
2008	1.00%	15,405	10.675316	164,453	2.78%	-23.96%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2012	0.00%	38,658	$17.214305	$665,471	1.56%	13.76%
2012	0.50%	166,722	16.298646	2,717,343	1.56%	13.19%
2012	0.80%	67,326	15.772806	1,061,920	1.56%	12.85%
2012	1.00%	35,372	15.431703	545,850	1.56%	12.63%
2011	0.00%	37,793	15.132127	571,888	2.01%	-2.13%
2011	0.50%	204,010	14.399187	2,937,578	2.01%	-2.61%
2011	0.80%	81,321	13.976593	1,136,591	2.01%	-2.90%
2011	1.00%	35,914	13.701766	492,085	2.01%	-3.10%
2010	0.00%	46,787	15.460895	723,369	1.87%	12.83%
2010	0.50%	218,019	14.785639	3,223,550	1.87%	12.27%
2010	0.80%	89,682	14.394739	1,290,949	1.87%	11.94%
2010	1.00%	36,475	14.139877	515,752	1.87%	11.71%
2009	0.00%	50,619	13.702388	693,601	1.32%	24.39%
2009	0.50%	233,130	13.169552	3,070,218	1.32%	23.77%
2009	0.80%	96,148	12.859856	1,236,449	1.32%	23.40%
2009	1.00%	37,075	12.657436	469,274	1.32%	23.15%
2008	0.00%	52,343	11.015454	576,582	2.47%	-31.39%
2008	0.50%	254,606	10.640174	2,709,052	2.47%	-31.73%
2008	0.80%	119,944	10.421164	1,249,956	2.47%	-31.94%
2008	1.00%	37,829	10.277660	388,794	2.47%	-32.07%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2012	0.00%	12,744	16.407771	209,101	1.74%	8.04%
2012	0.50%	154,565	15.535096	2,401,182	1.74%	7.50%
2012	0.80%	13,202	15.033966	198,478	1.74%	7.18%
2012	1.00%	12,163	14.708875	178,904	1.74%	6.96%
2011	0.00%	18,920	15.186765	287,334	2.27%	2.06%
2011	0.50%	146,362	14.451279	2,115,118	2.27%	1.55%
2011	0.80%	11,647	14.027229	163,375	2.27%	1.25%
2011	1.00%	13,029	13.751450	179,168	2.27%	1.05%
2010	0.00%	16,332	14.879939	243,019	2.08%	8.52%
2010	0.50%	155,524	14.230110	2,213,124	2.08%	7.98%
2010	0.80%	15,867	13.853943	219,821	2.08%	7.65%
2010	1.00%	28,219	13.608694	384,024	2.08%	7.44%
2009	0.00%	16,706	13.712188	229,076	1.78%	14.56%
2009	0.50%	37,901	13.179057	499,499	1.78%	13.99%
2009	0.80%	119,770	12.869197	1,541,344	1.78%	13.65%
2009	1.00%	23,982	12.666675	303,772	1.78%	13.42%
2008	0.00%	14,736	11.969310	176,380	3.21%	-15.04%
2008	0.50%	41,276	11.561611	477,217	3.21%	-15.47%
2008	0.80%	110,626	11.323691	1,252,695	3.21%	-15.72%
2008	1.00%	37,456	11.167796	418,301	3.21%	-15.89%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Index Fund - Class I (MCIF)
2012	0.00%	18,906	$ 22.788209	$ 430,834	1.01%	17.47%
2012	0.50%	165,403	21.389461	3,537,881	1.01%	16.89%
2012	0.80%	24,568	20.591788	505,899	1.01%	16.53%
2012	1.00%	25,753	18.299103	471,257	1.01%	16.30%
2011	0.00%	26,862	19.398700	521,088	0.77%	-2.54%
2011	0.50%	190,987	18.299463	3,494,960	0.77%	-3.03%
2011	0.80%	26,979	17.670078	476,721	0.77%	-3.32%
2011	1.00%	33,507	15.734191	527,206	0.77%	-3.51%
2010	0.00%	33,688	19.905073	670,562	1.24%	26.20%
2010	0.50%	197,467	18.871107	3,726,421	1.24%	25.57%
2010	0.80%	29,893	18.276712	546,346	1.24%	25.20%
2010	1.00%	27,986	16.306885	456,364	1.24%	24.95%
2009	0.00%	35,437	15.772556	558,932	0.98%	36.76%
2009	0.50%	223,509	15.028105	3,358,917	0.98%	36.07%
2009	0.80%	34,428	14.598417	502,594	0.98%	35.67%
2009	1.00%	21,651	13.051063	282,569	0.98%	35.39%
2008	0.00%	46,729	11.533383	538,943	1.24%	-36.46%
2008	0.50%	218,000	11.044098	2,407,613	1.24%	-36.78%
2008	0.80%	44,095	10.760553	474,487	1.24%	-36.97%
2008	1.00%	34,842	9.639266	335,851	1.24%	-37.10%
NVIT Money Market Fund - Class I (SAM)
2012	0.00%	202,588	15.554998	3,151,256	0.00%
2012	0.50%	646,978	20.546671	13,293,244	0.00%	-0.50%
2012	0.80%	158,342	16.160793	2,558,932	0.00%	-0.80%
2012	1.00%	284,606	10.965576	3,120,869	0.00%	-1.00%
2012	1.30%	1,044	15.228234	15,898	0.00%	-1.30%
2011	0.00%	276,659	15.554998	4,303,430	0.00%	0.00%
2011	0.50%	656,999	20.650204	13,567,163	0.00%	-0.50%
2011	0.80%	172,798	16.291469	2,815,133	0.00%	-0.80%
2011	1.00%	314,552	11.076639	3,484,179	0.00%	-1.00%
2011	1.30%	428	15.429352	6,604	0.00%	-1.30%
2010	0.00%	229,241	15.554987	3,565,841	0.00%	0.00%
2010	0.50%	519,077	20.753682	10,772,759	0.00%	-0.50%
2010	0.80%	116,670	16.422479	1,916,011	0.00%	-0.80%
2010	1.00%	304,520	11.188204	3,407,032	0.00%	-1.00%
2010	1.30%	250	15.632002	3,908	0.00%	-1.30%
2009	0.00%	293,432	15.554967	4,564,325	0.05%	0.04%
2009	0.50%	625,978	20.857934	13,056,608	0.05%	-0.46%
2009	0.80%	140,909	16.554897	2,332,734	0.05%	-0.76%
2009	1.00%	317,630	11.301196	3,589,599	0.05%	-0.96%
2009	1.30%	268	15.837870	4,245	0.05%	-1.26%
2008	0.00%	426,717	15.548444	6,634,785	2.06%	2.05%
2008	0.50%	1,022,503	20.953951	21,425,478	2.06%	1.54%
2008	0.80%	217,188	16.681402	3,623,000	2.06%	1.24%
2008	1.00%	434,025	11.410562	4,952,469	2.06%	1.03%
2008	1.30%	283	16.039742	4,539	2.06%	0.73%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2012	0.00%	18,564	$10.026765	$186,137	0.58%	15.78%
2012	0.50%	325,197	9.795449	3,185,451	0.58%	15.20%
2012	0.80%	70,859	9.659227	684,443	0.58%	14.85%
2012	1.00%	9,316	15.659940	145,888	0.58%	14.62%
2011	0.00%	20,098	8.660251	174,054	1.30%	-9.37%
2011	0.50%	372,824	8.502961	3,170,108	1.30%	-9.82%
2011	0.80%	83,371	8.409948	701,146	1.30%	-10.09%
2011	1.00%	9,785	13.661922	133,682	1.30%	-10.27%
2010	0.00%	23,527	9.555175	224,805	0.75%	14.04%
2010	0.50%	425,581	9.428595	4,012,631	0.75%	13.47%
2010	0.80%	93,168	9.353449	871,442	0.75%	13.13%
2009	0.00%	32,180	8.379106	269,640	0.84%	36.46%
2009	0.50%	513,260	8.309496	4,264,932	0.84%	35.78%
2009	0.80%	104,749	8.268003	866,065	0.84%	35.37%
2008	0.50%	238	6.119892	1,457	0.10%	-38.80%	5/1/2008
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2012	0.00%	308	17.262313	5,317	0.39%	17.29%
2012	0.50%	7,162	16.447511	117,797	0.39%	16.71%
2012	0.80%	1,142	15.977207	18,246	0.39%	16.36%
2011	0.00%	315	14.717057	4,636	1.51%	-16.24%
2011	0.50%	7,720	14.092846	108,797	1.51%	-16.66%
2011	0.80%	1,263	13.731085	17,342	1.51%	-16.91%
2010	0.00%	321	17.570720	5,640	2.16%	6.19%
2010	0.50%	14,066	16.909786	237,853	2.16%	5.66%
2010	0.80%	1,735	16.525211	28,671	2.16%	5.34%
2009	0.00%	955	16.546611	15,802	2.11%	29.86%
2009	0.50%	16,368	16.003937	261,952	2.11%	29.21%
2009	0.80%	2,462	15.686900	38,621	2.11%	28.82%
2008	0.00%	1,177	12.742294	14,998	1.71%	-46.31%
2008	0.50%	16,733	12.386191	207,258	1.71%	-46.58%
2008	0.80%	4,801	12.177329	58,463	1.71%	-46.74%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2012	0.00%	8,328	10.521355	87,622	0.38%	17.24%
2012	0.50%	29,494	10.125555	298,643	0.38%	16.65%
2012	0.80%	7,133	9.895215	70,583	0.38%	16.30%
2011	0.00%	8,096	8.974574	72,658	1.70%	-16.11%
2011	0.50%	37,989	8.680344	329,758	1.70%	-16.53%
2011	0.80%	7,957	8.508430	67,702	1.70%	-16.78%
2010	0.00%	9,164	10.698362	98,040	2.04%	6.11%
2010	0.50%	61,361	10.399457	638,121	2.04%	5.58%
2010	0.80%	8,310	10.224128	84,963	2.04%	5.27%
2009	0.00%	9,171	10.082162	92,464	2.14%	29.84%
2009	0.50%	87,232	9.849548	859,196	2.14%	29.19%
2009	0.80%	9,816	9.712549	95,338	2.14%	28.80%
2008	0.00%	7,281	7.765128	56,538	1.67%	-46.33%
2008	0.50%	88,977	7.624008	678,361	1.67%	-46.60%
2008	0.80%	21,725	7.540568	163,819	1.67%	-46.76%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2012	0.00%	26,317	$10.778503	$283,658	0.46%	16.35%
2012	0.50%	89,102	10.529858	938,231	0.46%	15.77%
2012	0.80%	18,210	10.383415	189,082	0.46%	15.43%
2012	1.00%	8,944	10.286933	92,006	0.46%	15.19%
2011	0.00%	29,306	9.263525	271,477	0.01%	-2.91%
2011	0.50%	109,085	9.095279	992,159	0.01%	-3.39%
2011	0.80%	21,034	8.995790	189,217	0.01%	-3.68%
2011	1.00%	16,222	8.930079	144,864	0.01%	-3.87%
2010	0.00%	31,606	9.540808	301,547	0.07%	15.51%
2010	0.50%	128,373	9.414378	1,208,552	0.07%	14.93%
2010	0.80%	23,761	9.339315	221,911	0.07%	14.59%
2010	1.00%	20,763	9.289615	192,880	0.07%	14.36%
2009	0.00%	4,410	8.259762	36,426	0.86%	29.78%
2009	0.50%	26,167	8.191112	214,337	0.86%	29.13%
2009	0.80%	7,925	8.150192	64,590	0.86%	28.74%
2008	0.00%	206	6.364575	1,311	0.22%	-36.35%	5/1/2008
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2012	0.00%	15,807	10.172659	160,799	1.33%	17.81%
2012	0.50%	91,309	9.937905	907,420	1.33%	17.22%
2012	0.80%	12,168	9.799657	119,242	1.33%	16.87%
2012	1.00%	1,255	11.358976	14,256	1.33%	16.64%
2011	0.00%	34,148	8.634796	294,861	1.08%	-5.83%
2011	0.50%	96,838	8.477900	820,983	1.08%	-6.30%
2011	0.80%	13,969	8.385144	117,132	1.08%	-6.58%
2011	1.00%	1,262	9.738891	12,290	1.08%	-6.77%
2010	0.00%	35,838	9.169345	328,611	0.84%	13.05%
2010	0.50%	101,632	9.047788	919,545	0.84%	12.48%
2010	0.80%	16,970	8.975644	152,317	0.84%	12.15%
2010	1.00%	12,610	10.445550	131,718	0.84%	4.46%	4/30/2010
2009	0.00%	6,514	8.111157	52,836	1.29%	27.59%
2009	0.50%	44,311	8.043706	356,425	1.29%	26.96%
2009	0.80%	6,036	8.003520	48,309	1.29%	26.58%
2008	0.50%	14,906	6.335825	94,442	0.64%	-36.64%	5/1/2008
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	0.00%	87,228	11.140525	971,766	0.00%	14.90%
2012	0.50%	1,587,943	10.883523	17,282,414	0.00%	14.33%
2012	0.80%	642,181	10.732136	6,891,974	0.00%	13.99%
2012	1.00%	5,625	10.632396	59,807	0.00%	13.76%
2011	0.00%	94,806	9.695515	919,193	0.00%	-4.23%
2011	0.50%	1,813,315	9.519437	17,261,738	0.00%	-4.71%
2011	0.80%	731,063	9.415283	6,883,165	0.00%	-4.99%
2011	1.00%	9,617	9.346508	89,885	0.00%	-5.18%
2010	0.00%	101,497	10.123676	1,027,523	0.00%	26.82%
2010	0.50%	1,981,319	9.989544	19,792,473	0.00%	26.19%
2010	0.80%	841,312	9.909902	8,337,319	0.00%	25.81%
2010	1.00%	10,423	9.857166	102,741	0.00%	25.56%
2009	0.00%	115,105	7.982859	918,867	0.00%	27.12%
2009	0.50%	2,272,347	7.916522	17,989,085	0.00%	26.49%
2009	0.80%	940,788	7.876972	7,410,561	0.00%	26.11%
2009	1.00%	8,003	7.850719	62,829	0.00%	25.86%
2008	0.00%	205	6.279727	1,287	0.00%	-37.20%	5/1/2008
2008	0.80%	50	6.246185	312	0.00%	-37.54%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2012	0.00%	50,732	$11.987208	$608,135	1.11%	16.35%
2012	0.50%	1,112,518	11.710634	13,028,291	1.11%	15.76%
2012	0.80%	422,872	11.547772	4,883,229	1.11%	15.42%
2012	1.00%	2,361	11.440460	27,011	1.11%	15.19%
2011	0.00%	61,520	10.303092	633,846	0.81%	-2.32%
2011	0.50%	1,245,189	10.115953	12,596,273	0.81%	-2.81%
2011	0.80%	479,786	10.005304	4,800,405	0.81%	-3.10%
2011	1.00%	2,127	9.932212	21,126	0.81%	-3.29%
2010	0.00%	65,042	10.547920	686,058	1.34%	19.63%
2010	0.50%	1,352,323	10.408149	14,075,179	1.34%	19.04%
2010	0.80%	547,009	10.325176	5,647,964	1.34%	18.68%
2010	1.00%	5,316	10.270231	54,597	1.34%	18.44%
2009	0.00%	70,473	8.817001	621,361	0.64%	30.47%
2009	0.50%	1,512,728	8.743730	13,226,885	0.64%	29.82%
2009	0.80%	609,962	8.700057	5,306,704	0.64%	29.43%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2012	0.00%	22,570	8.694087	196,226	0.00%	13.44%
2012	0.50%	77,757	8.160266	634,518	0.00%	12.87%
2012	0.80%	15,425	7.855846	121,176	0.00%	12.53%
2012	1.00%	78,406	7.668653	601,268	0.00%	12.31%
2011	0.00%	12,333	7.664195	94,523	0.00%	-0.65%
2011	0.50%	93,597	7.229749	676,683	0.00%	-1.14%
2011	0.80%	18,453	6.981005	128,820	0.00%	-1.44%
2011	1.00%	123,708	6.828337	844,720	0.00%	-1.63%
2010	0.00%	9,144	7.714194	70,539	0.00%	25.45%
2010	0.50%	96,747	7.313318	707,542	0.00%	24.82%
2010	0.80%	17,050	7.082879	120,763	0.00%	24.45%
2010	1.00%	69,271	6.941831	480,868	0.00%	24.20%
2009	0.00%	16,609	6.149352	102,135	0.00%	27.46%
2009	0.50%	85,760	5.858978	502,466	0.00%	26.83%
2009	0.80%	17,399	5.691397	99,025	0.00%	26.45%
2009	1.00%	19,372	5.589217	108,274	0.00%	26.19%
2008	0.00%	17,888	4.824485	86,300	0.00%	-46.42%
2008	0.50%	130,619	4.619718	603,423	0.00%	-46.69%
2008	0.80%	21,966	4.501065	98,870	0.00%	-46.85%
2008	1.00%	20,235	4.429099	89,623	0.00%	-46.95%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2012	0.00%	37,412	29.338040	1,097,595	0.81%	20.44%
2012	0.50%	108,270	27.262957	2,951,760	0.81%	19.84%
2012	0.80%	21,125	26.089050	551,131	0.81%	19.48%
2012	1.00%	13,893	20.570124	285,781	0.81%	19.24%
2011	0.00%	43,501	24.358089	1,059,601	0.46%	-5.07%
2011	0.50%	121,991	22.748905	2,775,162	0.46%	-5.54%
2011	0.80%	23,301	21.834904	508,775	0.46%	-5.83%
2011	1.00%	20,207	17.250436	348,580	0.46%	-6.01%
2010	0.00%	45,999	25.658983	1,180,288	0.59%	26.60%
2010	0.50%	141,538	24.083789	3,408,771	0.59%	25.97%
2010	0.80%	28,308	23.185502	656,335	0.59%	25.60%
2010	1.00%	23,882	18.354081	438,332	0.59%	25.35%
2009	0.00%	53,851	20.267143	1,091,406	0.58%	26.22%
2009	0.50%	157,034	19.118176	3,002,204	0.58%	25.59%
2009	0.80%	32,510	18.460331	600,145	0.58%	25.21%
2009	1.00%	25,324	14.642760	370,813	0.58%	24.96%
2008	0.00%	60,976	16.057560	979,126	1.09%	-32.15%
2008	0.50%	175,334	15.223184	2,669,142	1.09%	-32.49%
2008	0.80%	60,213	14.743543	887,753	1.09%	-32.69%
2008	1.00%	35,377	11.718013	414,548	1.09%	-32.83%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2012	0.00%	52,840	$37.048983	$1,957,668	0.15%	15.50%
2012	0.50%	237,355	44.897637	10,656,679	0.15%	14.93%
2012	0.80%	70,077	43.101045	3,020,392	0.15%	14.58%
2012	1.00%	22,830	16.454928	375,666	0.15%	14.35%
2011	0.00%	58,368	32.076366	1,872,233	0.53%	-5.56%
2011	0.50%	267,316	39.066862	10,443,197	0.53%	-6.03%
2011	0.80%	80,173	37.616516	3,015,829	0.53%	-6.31%
2011	1.00%	26,131	14.389885	376,022	0.53%	-6.50%
2010	0.00%	67,976	33.964289	2,308,757	0.29%	25.32%
2010	0.50%	306,407	41.573237	12,738,331	0.29%	24.69%
2010	0.80%	91,283	40.149925	3,665,006	0.29%	24.32%
2010	1.00%	27,683	15.389709	426,033	0.29%	24.07%
2009	0.00%	77,583	27.102331	2,102,680	0.27%	34.70%
2009	0.50%	340,812	33.340069	11,362,696	0.27%	34.03%
2009	0.80%	103,817	32.295248	3,352,796	0.27%	33.63%
2009	1.00%	29,328	12.403715	363,776	0.27%	33.36%
2008	0.00%	95,931	20.120207	1,930,152	0.82%	-38.19%
2008	0.50%	389,374	24.875036	9,685,692	0.82%	-38.50%
2008	0.80%	127,206	24.167902	3,074,302	0.82%	-38.68%
2008	1.00%	33,872	9.300801	315,037	0.82%	-38.80%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2012	0.00%	14,422	21.146740	304,978	2.55%	12.25%
2012	0.50%	60,062	19.849367	1,192,193	2.55%	11.69%
2012	0.80%	6,494	19.109390	124,096	2.55%	11.35%
2012	1.00%	31,800	18.257940	580,602	2.55%	11.13%
2011	0.00%	13,494	18.839019	254,214	4.57%	5.55%
2011	0.50%	62,879	17.772057	1,117,489	4.57%	5.02%
2011	0.80%	7,241	17.161065	124,263	4.57%	4.71%
2011	1.00%	33,462	16.429316	549,758	4.57%	4.50%
2010	0.00%	13,008	17.848904	232,179	5.92%	10.59%
2010	0.50%	47,334	16.922173	800,994	5.92%	10.04%
2010	0.80%	7,395	16.389349	121,199	5.92%	9.71%
2010	1.00%	20,023	15.721825	314,798	5.92%	9.49%
2009	0.00%	12,961	16.140130	209,192	10.24%	24.38%
2009	0.50%	63,508	15.378776	976,675	10.24%	23.76%
2009	0.80%	8,435	14.939280	126,013	10.24%	23.39%
2009	1.00%	12,411	14.359495	178,216	10.24%	23.14%
2008	0.00%	7,635	12.976596	99,076	6.56%	-17.29%
2008	0.50%	52,478	12.426396	652,112	6.56%	-17.70%
2008	0.80%	10,404	12.107507	125,967	6.56%	-17.95%
2008	1.00%	4,740	11.660904	55,273	6.56%	-18.11%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2012	0.00%	1,240	$11.438838	$14,184	1.41%	3.52%
2012	0.50%	42,525	11.175048	475,219	1.41%	3.01%
2012	0.80%	3,662	11.019701	40,354	1.41%	2.70%
2011	0.00%	1,279	11.049485	14,132	1.61%	1.30%
2011	0.50%	35,719	10.848926	387,513	1.61%	0.79%
2011	0.80%	4,432	10.730325	47,557	1.61%	0.49%
2010	0.00%	2,211	10.907906	24,117	1.12%	2.42%
2010	0.50%	41,583	10.763451	447,577	1.12%	1.91%
2010	0.80%	4,742	10.677685	50,634	1.12%	1.60%
2009	0.00%	3,355	10.650192	35,731	2.72%	7.11%
2009	0.50%	177,387	10.561833	1,873,532	2.72%	6.58%
2009	0.80%	7,304	10.509149	76,759	2.72%	6.26%
2008	0.00%	259	9.943310	2,575	1.15%	-0.57%	5/1/2008
2008	0.50%	2,297	9.910227	22,764	1.15%	-0.90%	5/1/2008
2008	0.80%	231	9.890421	2,285	1.15%	-1.10%	5/1/2008
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2012	0.00%	338,602	16.487341	5,582,647	0.69%	18.68%
2012	0.50%	1,901,644	16.187910	30,783,642	0.69%	18.09%
2012	0.80%	439,107	16.010853	7,030,478	0.69%	17.74%
2012	1.00%	137,473	15.893913	2,184,984	0.69%	17.50%
2012	1.30%	2	15.720064	31	0.69%	17.15%
2011	0.00%	383,225	13.891692	5,323,644	0.67%	-2.23%
2011	0.50%	2,143,935	13.707902	29,388,851	0.67%	-2.72%
2011	0.80%	511,317	13.598787	6,953,291	0.67%	-3.01%
2011	1.00%	199,807	13.526537	2,702,697	0.67%	-3.20%
2011	1.30%	2	13.418859	27	0.67%	-3.49%
2010	0.00%	485,396	14.209081	6,897,031	0.06%	8.80%
2010	0.50%	2,560,843	14.091225	36,085,415	0.06%	8.26%
2010	0.80%	584,895	14.020971	8,200,796	0.06%	7.93%
2010	1.00%	242,433	13.974338	3,387,841	0.06%	7.72%
2010	1.30%	2	13.904670	28	0.06%	7.40%
2009	0.80%	91	12.990421	1,182	0.07%	29.90%	5/1/2009
2009	1.00%	393	12.973105	5,098	0.07%	29.73%	5/1/2009
Templeton NVIT International Value Fund - Class III (NVTIV3)
2012	0.00%	1,527	14.513999	22,163	3.34%	19.56%
2012	0.50%	4,570	14.250281	65,124	3.34%	18.97%
2012	0.80%	537	14.094377	7,569	3.34%	18.61%
2011	0.00%	176	12.139096	2,136	2.58%	-12.43%
2011	0.50%	2,840	11.978398	34,019	2.58%	-12.86%
2011	0.80%	968	11.883015	11,503	2.58%	-13.12%
2010	0.50%	2,751	13.746466	37,817	2.73%	5.82%
2010	0.80%	565	13.677945	7,728	2.73%	5.50%
2009	0.50%	868	12.990964	11,276	0.77%	29.91%	5/1/2009
2009	0.80%	106	12.965005	1,374	0.77%	29.65%	5/1/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2012	0.00%	4,266	$19.088364	$81,431	1.07%	18.46%
2012	0.50%	19,373	18.187529	352,347	1.07%	17.87%
2012	0.80%	3,872	17.667550	68,409	1.07%	17.52%
2011	0.00%	3,018	16.113167	48,630	1.30%	-2.32%
2011	0.50%	31,295	15.429859	482,877	1.30%	-2.81%
2011	0.80%	5,701	15.033857	85,708	1.30%	-3.10%
2010	0.00%	3,786	16.496681	62,456	1.54%	15.77%
2010	0.50%	37,441	15.876158	594,419	1.54%	15.19%
2010	0.80%	6,522	15.515100	101,189	1.54%	14.85%
2009	0.00%	4,308	14.249315	61,386	1.11%	28.55%
2009	0.50%	33,022	13.781994	455,109	1.11%	27.91%
2009	0.80%	6,110	13.508987	82,540	1.11%	27.52%
2008	0.00%	6,958	11.084763	77,128	1.98%	-36.99%
2008	0.50%	33,463	10.774963	360,563	1.98%	-37.31%
2008	0.80%	7,035	10.593240	74,523	1.98%	-37.49%
NVIT Real Estate Fund - Class I (NVRE1)
2012	0.00%	63,489	11.860098	752,986	1.01%	15.79%
2012	0.50%	541,058	11.586264	6,268,841	1.01%	15.21%
2012	0.80%	138,767	11.424998	1,585,413	1.01%	14.86%
2012	1.00%	23,747	11.318740	268,786	1.01%	14.63%
2011	0.00%	67,393	10.243095	690,313	0.86%	6.50%
2011	0.50%	676,021	10.056852	6,798,643	0.86%	5.97%
2011	0.80%	152,282	9.946733	1,514,708	0.86%	5.65%
2011	1.00%	23,921	9.873993	236,196	0.86%	5.44%
2010	0.00%	60,720	9.617905	583,999	1.91%	30.18%
2010	0.50%	723,190	9.490250	6,863,254	1.91%	29.53%
2010	0.80%	178,017	9.414469	1,675,936	1.91%	29.14%
2010	1.00%	17,013	9.364280	159,314	1.91%	28.89%
2009	0.00%	65,646	7.388147	485,002	2.18%	30.84%
2009	0.50%	805,068	7.326555	5,898,375	2.18%	30.18%
2009	0.80%	203,153	7.289844	1,480,954	2.18%	29.79%
2009	1.00%	198	7.265473	1,439	2.18%	29.53%
2008	0.00%	215	5.646840	1,214	3.65%	-43.53%	5/1/2008
2008	0.50%	10,242	5.627880	57,641	3.65%	-43.72%	5/1/2008
2008	0.80%	226	5.616528	1,269	3.65%	-43.83%	5/1/2008
VPS Growth and Income Portfolio - Class A (ALVGIA)
2012	0.00%	1,144	18.182276	20,801	1.48%	17.52%
2012	0.50%	13,210	17.324203	228,853	1.48%	16.94%
2012	0.80%	2,673	16.828957	44,984	1.48%	16.59%
2011	0.00%	1,168	15.470995	18,070	1.34%	6.32%
2011	0.50%	15,467	14.814923	229,142	1.34%	5.79%
2011	0.80%	2,845	14.434748	41,067	1.34%	5.47%
2010	0.00%	579	14.551780	8,425	0.00%	13.09%
2010	0.50%	13,218	14.004383	185,110	0.00%	12.53%
2010	0.80%	3,483	13.685906	47,668	0.00%	12.19%
2009	0.00%	6,768	12.867191	87,085	4.22%	20.82%
2009	0.50%	22,233	12.445189	276,694	4.22%	20.22%
2009	0.80%	4,088	12.198669	49,868	4.22%	19.86%
2008	0.00%	16,526	10.649521	175,994	2.08%	-40.60%
2008	0.50%	28,510	10.351889	295,132	2.08%	-40.90%
2008	0.80%	5,311	10.177334	54,052	2.08%	-41.08%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2012	0.00%	3,380	$26.019263	$87,945	0.48%	18.75%
2012	0.50%	30,458	24.791368	755,095	0.48%	18.15%
2012	0.80%	6,050	24.082624	145,700	0.48%	17.80%
2011	0.00%	7,367	21.911401	161,421	0.52%	-8.39%
2011	0.50%	33,867	20.982250	710,606	0.52%	-8.85%
2011	0.80%	6,262	20.443783	128,019	0.52%	-9.12%
2010	0.00%	5,927	23.918151	141,763	0.49%	26.91%
2010	0.50%	44,590	23.018557	1,026,397	0.49%	26.28%
2010	0.80%	7,246	22.495125	163,000	0.49%	25.90%
2009	0.00%	3,930	18.846934	74,068	1.08%	42.86%
2009	0.50%	29,568	18.228862	538,991	1.08%	42.14%
2009	0.80%	4,957	17.867799	88,571	1.08%	41.72%
2008	0.00%	5,223	13.192861	68,906	0.75%	-35.58%
2008	0.50%	30,212	12.824196	387,445	0.75%	-35.90%
2008	0.80%	7,514	12.607947	94,736	0.75%	-36.09%
VP Balanced Fund - Class I (ACVB)
2012	0.00%	15,313	26.226727	401,610	2.08%	11.80%
2012	0.50%	78,313	32.033774	2,508,661	2.08%	11.24%
2012	0.80%	23,027	30.911891	711,808	2.08%	10.91%
2012	1.00%	50,790	14.116446	716,974	2.08%	10.69%
2012	1.30%	6	27.874115	167	2.08%	10.35%
2011	0.00%	17,832	23.458367	418,310	1.88%	5.33%
2011	0.50%	70,885	28.796383	2,041,232	1.88%	4.81%
2011	0.80%	24,908	27.871548	694,225	1.88%	4.49%
2011	1.00%	50,131	12.753560	639,349	1.88%	4.29%
2011	1.30%	1	25.258809	25	1.88%	3.97%
2010	0.00%	20,936	22.270938	466,264	1.89%	11.64%
2010	0.50%	75,406	27.475433	2,071,813	1.89%	11.08%
2010	0.80%	27,822	26.672710	742,088	1.89%	10.75%
2010	1.00%	53,697	12.229364	656,680	1.89%	10.53%
2010	1.30%	1	24.293201	24	1.89%	10.19%
2009	0.00%	22,461	19.949729	448,091	5.53%	15.48%
2009	0.50%	86,103	24.735048	2,129,762	5.53%	14.91%
2009	0.80%	29,897	24.084460	720,053	5.53%	14.56%
2009	1.00%	55,234	11.064741	611,150	5.53%	14.33%
2009	1.30%	1	22.045707	22	5.53%	13.99%
2008	0.00%	23,201	17.275155	400,801	2.47%	-20.33%
2008	0.50%	98,678	21.526265	2,124,169	2.47%	-20.73%
2008	0.80%	46,134	21.023041	969,877	2.47%	-20.97%
2008	1.00%	57,666	9.677622	558,070	2.47%	-21.13%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Capital Appreciation Fund - Class I (ACVCA)
2012	0.00%	11,127	$24.926638	$277,359	0.00%	16.00%
2012	0.50%	492	60.371528	29,703	0.00%	15.42%
2012	0.80%	545	36.864587	20,091	0.00%	15.08%
2012	1.00%	95,454	11.884565	1,134,429	0.00%	14.84%
2012	1.30%	27	35.886221	969	0.00%	14.50%
2011	0.00%	11,225	21.488190	241,205	0.00%	-6.51%
2011	0.50%	495	52.305178	25,891	0.00%	-6.97%
2011	0.80%	461	32.035223	14,768	0.00%	-7.25%
2011	1.00%	98,038	10.348382	1,014,535	0.00%	-7.44%
2011	1.30%	3	31.341703	94	0.00%	-7.71%
2010	0.00%	13,217	22.983587	303,774	0.00%	31.29%
2010	0.50%	498	56.225138	28,000	0.00%	30.64%
2010	0.80%	486	34.539358	16,786	0.00%	30.25%
2010	1.00%	108,509	11.179591	1,213,086	0.00%	29.99%
2009	0.00%	13,421	17.505890	234,947	1.33%	37.07%
2009	0.50%	504	43.039250	21,692	1.33%	36.39%
2009	0.80%	465	26.518517	12,331	1.33%	35.98%
2009	1.00%	128,037	8.600594	1,101,194	1.33%	35.71%
2008	0.00%	41,738	12.771185	533,044	0.00%	-46.18%
2008	0.50%	182,727	31.556083	5,766,148	0.00%	-46.45%
2008	0.80%	130,432	19.501606	2,543,633	0.00%	-46.61%
2008	1.00%	143,436	6.337501	909,026	0.00%	-46.72%
VP Income & Growth Fund - Class I (ACVIG)
2012	0.00%	19,436	15.892761	308,892	2.03%	14.74%
2012	0.50%	67,927	14.768780	1,003,199	2.03%	14.17%
2012	0.80%	8,532	14.132942	120,582	2.03%	13.83%
2012	1.00%	8,072	11.342396	91,556	2.03%	13.60%
2011	0.00%	24,364	13.850615	337,456	1.54%	3.11%
2011	0.50%	91,748	12.935713	1,186,826	1.54%	2.60%
2011	0.80%	10,171	12.416062	126,284	1.54%	2.29%
2011	1.00%	8,410	9.984507	83,970	1.54%	2.09%
2010	0.00%	25,652	13.432615	344,573	1.54%	14.15%
2010	0.50%	101,037	12.608071	1,273,882	1.54%	13.58%
2010	0.80%	12,313	12.137849	149,453	1.54%	13.24%
2010	1.00%	7,003	9.780279	68,491	1.54%	13.01%
2009	0.00%	26,440	11.767915	311,144	5.01%	18.10%
2009	0.50%	101,794	11.100863	1,130,001	5.01%	17.51%
2009	0.80%	15,113	10.718927	161,995	5.01%	17.16%
2009	1.00%	7,280	8.654230	63,003	5.01%	16.92%
2008	0.00%	29,644	9.964615	295,391	2.06%	-34.59%
2008	0.50%	123,288	9.446908	1,164,690	2.06%	-34.91%
2008	0.80%	27,111	9.149298	248,047	2.06%	-35.11%
2008	1.00%	9,362	7.401733	69,295	2.06%	-35.24%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2012	0.00%	26,763	$16.884507	$451,880	2.37%	7.39%
2012	0.50%	103,784	16.086145	1,669,484	2.37%	6.85%
2012	0.80%	13,907	15.623984	217,283	2.37%	6.53%
2011	0.00%	25,289	15.723236	397,625	4.00%	11.74%
2011	0.50%	117,480	15.055027	1,768,665	4.00%	11.19%
2011	0.80%	16,947	14.666531	248,554	4.00%	10.86%
2010	0.00%	23,941	14.070730	336,867	1.70%	5.12%
2010	0.50%	96,102	13.540060	1,301,227	1.70%	4.59%
2010	0.80%	15,032	13.230161	198,876	1.70%	4.28%
2009	0.00%	22,549	13.385524	301,830	1.82%	10.21%
2009	0.50%	108,771	12.945320	1,408,075	1.82%	9.66%
2009	0.80%	13,631	12.687145	172,938	1.82%	9.33%
2008	0.00%	25,234	12.144940	306,465	4.87%	-1.59%
2008	0.50%	84,313	11.804557	995,278	4.87%	-2.08%
2008	0.80%	17,280	11.604121	200,519	4.87%	-2.38%
VP International Fund - Class I (ACVI)
2012	0.00%	13,233	24.896683	329,458	0.85%	21.16%
2012	0.80%	572	24.177125	13,829	0.85%	20.19%
2012	1.00%	27,108	10.073381	273,069	0.85%	19.95%
2011	0.00%	14,027	20.548394	288,232	1.43%	-12.04%
2011	0.80%	572	20.115095	11,506	1.43%	-12.74%
2011	1.00%	29,115	8.397753	244,501	1.43%	-12.92%
2010	0.00%	15,900	23.361398	371,446	2.37%	13.29%
2010	0.50%	133	23.825547	3,169	2.37%	12.73%
2010	0.80%	572	23.052345	13,186	2.37%	12.39%
2010	1.00%	42,377	9.643270	408,653	2.37%	12.17%
2009	0.00%	16,897	20.620545	348,425	3.20%	33.76%
2009	0.80%	572	20.510931	11,732	3.20%	32.70%
2009	1.00%	54,101	8.597301	465,123	3.20%	32.43%
2008	0.00%	31,455	15.415539	484,896	0.86%	-44.82%
2008	0.50%	167,006	15.879697	2,652,005	0.86%	-45.10%
2008	0.80%	35,916	15.456745	555,144	0.86%	-45.26%
2008	1.00%	62,231	6.491776	403,990	0.86%	-45.37%
VP International Fund - Class III (ACVI3)
2012	0.00%	13,657	15.354631	209,698	0.81%	21.16%
2011	0.00%	16,408	12.672898	207,937	1.42%	-12.04%
2010	0.00%	16,935	14.407773	243,996	2.25%	13.29%
2009	0.00%	17,215	12.717392	218,930	3.37%	33.76%
2008	0.00%	25,760	9.507294	244,908	0.79%	-44.82%
2008	0.50%	146,762	9.334573	1,369,961	0.79%	-45.10%
2008	0.80%	43,028	9.232446	397,254	0.79%	-45.26%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund - Class I (ACVMV1)
2012	0.00%	2,582	$18.021035	$46,530	1.97%	16.33%
2012	0.50%	68,118	17.343371	1,181,396	1.97%	15.75%
2012	0.80%	5,768	16.949046	97,762	1.97%	15.40%
2011	0.00%	2,657	15.491583	41,161	1.31%	-0.69%
2011	0.50%	84,192	14.983934	1,261,527	1.31%	-1.19%
2011	0.80%	7,564	14.687355	111,095	1.31%	-1.48%
2010	0.00%	4,230	15.599747	65,987	2.37%	19.25%
2010	0.50%	78,645	15.164047	1,192,576	2.37%	18.66%
2010	0.80%	9,365	14.908480	139,618	2.37%	18.30%
2009	0.00%	3,761	13.081223	49,198	3.82%	29.94%
2009	0.50%	65,407	12.779527	835,871	3.82%	29.30%
2009	0.80%	9,006	12.601860	113,492	3.82%	28.91%
2008	0.00%	4,099	10.066767	41,264	0.09%	-24.35%
2008	0.50%	66,882	9.883888	661,054	0.09%	-24.73%
2008	0.80%	9,574	9.775760	93,593	0.09%	-24.95%
VP Ultra(R) Fund - Class I (ACVU1)
2012	0.00%	2,867	13.977037	40,072	0.00%	13.92%
2012	1.00%	3,221	12.562574	40,464	0.00%	12.79%
2011	0.00%	1,197	12.268729	14,686	0.00%	1.07%
2011	1.00%	2,829	11.138189	31,510	0.00%	0.06%
2010	0.00%	1,897	12.139312	23,028	0.59%	16.08%
2010	1.00%	1,507	11.131199	16,775	0.59%	14.93%
2009	0.00%	2,677	10.457353	27,994	0.46%	34.48%
2009	1.00%	2,132	9.685187	20,649	0.46%	33.14%
2008	0.00%	5,710	7.776182	44,402	0.00%	-41.48%
2008	0.50%	26,006	7.521089	195,593	0.00%	-41.77%
2008	0.80%	6,452	7.372083	47,565	0.00%	-41.95%
2008	1.00%	2,588	7.274343	18,826	0.00%	-42.06%
VP Value Fund - Class I (ACVV)
2010	0.80%	5	23.542842	118	1.67%	10.31%
2009	0.00%	56,018	23.686331	1,326,861	5.84%	19.86%
2009	0.50%	202,297	22.072010	4,465,101	5.84%	19.27%
2009	0.80%	43,721	21.343028	933,139	5.84%	18.91%
2009	1.00%	42,294	15.543434	657,394	5.84%	18.67%
2008	0.00%	61,645	19.761076	1,218,172	2.47%	-26.78%
2008	0.50%	229,017	18.506594	4,238,325	2.47%	-27.14%
2008	0.80%	63,519	17.949130	1,140,111	2.47%	-27.36%
2008	1.00%	53,224	13.097945	697,125	2.47%	-27.51%
VP Vista(SM) Fund - Class I (ACVVS1)
2012	0.00%	2,628	14.497885	38,100	0.00%	15.61%
2011	0.00%	2,700	12.539840	33,858	0.00%	-7.89%
2010	0.00%	3,086	13.614679	42,015	0.00%	23.88%
2009	0.00%	3,463	10.990064	38,059	0.00%	22.47%
2008	0.00%	4,820	8.973691	43,253	0.00%	-48.62%
2008	0.50%	85,867	8.810636	756,543	0.00%	-48.88%
2008	0.80%	14,766	8.714227	128,674	0.00%	-49.03%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2012	0.00%	18,874	$19.873008	$375,083	0.48%	15.74%
2012	0.50%	52,183	18.840668	983,163	0.48%	15.16%
2012	0.80%	8,047	18.247194	146,835	0.48%	14.82%
2012	1.00%	16,022	17.861918	286,184	0.48%	14.59%
2012	1.30%	10	17.299211	173	0.48%	14.24%
2011	0.00%	20,644	17.170194	354,461	0.57%	0.56%
2011	0.50%	66,923	16.360013	1,094,861	0.57%	0.06%
2011	0.80%	9,732	15.892376	154,665	0.57%	-0.24%
2011	1.00%	19,008	15.588032	296,297	0.57%	-0.44%
2010	0.00%	22,647	17.074091	386,677	0.55%	25.83%
2010	0.50%	53,266	16.349821	870,890	0.55%	25.20%
2010	0.80%	11,107	15.930108	176,936	0.55%	24.82%
2010	1.00%	22,243	15.656264	348,242	0.55%	24.58%
2009	0.00%	23,938	13.569574	324,828	2.51%	25.03%
2009	0.50%	57,317	13.059017	748,504	2.51%	24.40%
2009	0.80%	10,571	12.761955	134,907	2.51%	24.03%
2009	1.00%	13,278	12.567656	166,873	2.51%	23.78%
2008	0.00%	20,630	10.853308	223,904	0.87%	-30.91%
2008	0.50%	48,249	10.497320	506,485	0.87%	-31.26%
2008	0.80%	13,403	10.289367	137,908	0.87%	-31.46%
2008	1.00%	18,400	10.153007	186,815	0.87%	-31.60%
Appreciation Portfolio - Initial Shares (DCAP)
2012	0.00%	37,329	22.191274	828,378	3.67%	10.43%
2012	0.50%	162,809	20.479145	3,334,189	3.67%	9.88%
2012	0.80%	25,384	19.609067	497,757	3.67%	9.55%
2012	1.00%	32,456	13.066159	424,075	3.67%	9.33%
2011	0.00%	40,442	20.095335	812,696	1.56%	9.01%
2011	0.50%	173,907	18.638060	3,241,289	1.56%	8.47%
2011	0.80%	26,334	17.899937	471,377	1.56%	8.15%
2011	1.00%	80,749	11.951238	965,051	1.56%	7.93%
2010	0.00%	39,151	18.434129	721,715	2.17%	15.32%
2010	0.50%	132,417	17.182815	2,275,297	2.17%	14.74%
2010	0.80%	26,721	16.551777	442,280	2.17%	14.40%
2010	1.00%	65,892	11.073168	729,633	2.17%	14.17%
2009	0.00%	53,869	15.985658	861,131	2.65%	22.56%
2009	0.50%	142,023	14.975150	2,126,816	2.65%	21.95%
2009	0.80%	31,383	14.468488	454,065	2.65%	21.58%
2009	1.00%	67,951	9.698799	659,043	2.65%	21.34%
2008	0.00%	53,547	13.043268	698,428	1.97%	-29.55%
2008	0.50%	129,485	12.279988	1,590,074	1.97%	-29.90%
2008	0.80%	62,193	11.900157	740,106	1.97%	-30.11%
2008	1.00%	84,234	7.993118	673,292	1.97%	-30.25%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2012	0.00%	705	$15.029274	$10,596	0.00%	20.56%
2012	0.50%	24,300	14.319838	347,972	0.00%	19.96%
2012	0.80%	4,702	13.910361	65,407	0.00%	19.60%
2011	0.00%	754	12.465849	9,399	0.40%	-13.85%
2011	0.50%	13,055	11.937082	155,839	0.40%	-14.27%
2011	0.80%	3,371	11.630664	39,207	0.40%	-14.53%
2010	0.00%	166	14.469098	2,402	0.56%	31.15%
2010	0.50%	12,962	13.924754	180,493	0.56%	30.50%
2010	0.80%	3,247	13.608033	44,185	0.56%	30.11%
2009	0.00%	184	11.032594	2,030	2.01%	26.04%
2009	0.50%	6,951	10.670685	74,172	2.01%	25.41%
2009	0.80%	3,260	10.459262	34,097	2.01%	25.03%
2008	0.00%	175	8.753397	1,532	0.93%	-37.59%
2008	0.50%	9,322	8.508710	79,318	0.93%	-37.90%
2008	0.80%	3,511	8.365189	29,370	0.93%	-38.09%
Growth and Income Portfolio - Initial Shares (DGI)
2012	0.00%	12,903	18.719510	241,538	1.43%	18.07%
2012	0.50%	40,511	17.183862	696,135	1.43%	17.48%
2012	0.80%	14,291	16.467463	235,337	1.43%	17.13%
2012	1.00%	7,789	11.048962	86,060	1.43%	16.90%
2011	0.00%	13,600	15.854162	215,617	1.22%	-2.79%
2011	0.50%	45,849	14.626679	670,619	1.22%	-3.28%
2011	0.80%	15,440	14.059096	217,072	1.22%	-3.57%
2011	1.00%	10,648	9.451977	100,645	1.22%	-3.76%
2010	0.00%	22,084	16.309863	360,187	1.21%	18.61%
2010	0.50%	50,734	15.122378	767,219	1.21%	18.02%
2010	0.80%	18,856	14.579135	274,904	1.21%	17.66%
2010	1.00%	11,227	9.821184	110,262	1.21%	17.43%
2009	0.00%	23,756	13.751257	326,675	1.34%	28.79%
2009	0.50%	56,255	12.813906	720,846	1.34%	28.14%
2009	0.80%	20,532	12.390653	254,405	1.34%	27.76%
2009	1.00%	13,887	8.363624	116,146	1.34%	27.50%
2008	0.00%	31,342	10.677601	334,657	0.66%	-40.41%
2008	0.50%	57,462	9.999637	574,599	0.66%	-40.71%
2008	0.80%	28,885	9.698392	280,138	0.66%	-40.89%
2008	1.00%	15,792	6.559473	103,587	0.66%	-41.01%
Capital Appreciation Fund II - Primary Shares (FVCA2P)
2012	0.00%	4,187	15.930913	66,703	0.34%	10.17%
2012	0.50%	4,661	15.179088	70,750	0.34%	9.62%
2012	0.80%	221	14.745134	3,259	0.34%	9.29%
2011	0.50%	4,897	13.846587	67,807	0.65%	-5.76%
2011	0.80%	217	13.491250	2,928	0.65%	-6.05%
2010	0.50%	14,445	14.693647	212,250	0.68%	12.51%
2010	0.80%	204	14.359505	2,929	0.68%	12.17%
2009	0.50%	4,369	13.059781	57,058	1.80%	12.91%
2009	0.80%	1,183	12.801099	15,144	1.80%	12.58%
2008	0.50%	3,309	11.566132	38,272	0.21%	-29.72%
2008	0.80%	627	11.371112	7,130	0.21%	-29.93%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Quality Bond Fund II - Primary Shares (FQB)
2012	0.00%	21,760	$17.673540	$384,576	4.06%	9.72%
2012	0.50%	56,912	16.755664	953,598	4.06%	9.17%
2012	0.80%	9,428	16.228008	152,998	4.06%	8.85%
2012	1.00%	36,141	15.885465	574,117	4.06%	8.63%
2011	0.00%	26,489	16.107550	426,673	4.81%	2.27%
2011	0.50%	56,565	15.347745	868,145	4.81%	1.76%
2011	0.80%	11,285	14.909191	168,250	4.81%	1.46%
2011	1.00%	40,098	14.623773	586,384	4.81%	1.26%
2010	0.00%	26,373	15.749680	415,366	5.38%	8.50%
2010	0.50%	63,895	15.081764	963,649	5.38%	7.96%
2010	0.80%	13,761	14.694701	202,214	5.38%	7.64%
2010	1.00%	9,531	14.442169	137,648	5.38%	7.42%
2009	0.00%	29,675	14.515295	430,741	5.89%	20.43%
2009	0.50%	70,869	13.969361	989,995	5.89%	19.83%
2009	0.80%	12,329	13.651720	168,312	5.89%	19.48%
2009	1.00%	37,387	13.443967	502,630	5.89%	19.24%
2008	0.00%	22,443	12.052470	270,494	5.12%	-7.29%
2008	0.50%	40,508	11.657260	472,212	5.12%	-7.75%
2008	0.80%	16,052	11.426394	183,416	5.12%	-8.03%
2008	1.00%	34,491	11.275015	388,887	5.12%	-8.21%
Equity - Income Portfolio - Initial Class (FEIP)
2012	0.00%	136,674	26.854210	3,670,272	3.10%	17.31%
2012	0.50%	348,829	68.220701	23,797,359	3.10%	16.72%
2012	0.80%	143,114	55.150112	7,892,753	3.10%	16.37%
2012	1.00%	251,923	13.888604	3,498,859	3.10%	16.14%
2012	1.30%	120	49.362236	5,923	3.10%	15.79%
2011	0.00%	149,096	22.892147	3,413,128	2.36%	0.97%
2011	0.50%	379,343	58.447557	22,171,672	2.36%	0.47%
2011	0.80%	160,230	47.391689	7,593,570	2.36%	0.17%
2011	1.00%	263,003	11.958724	3,145,180	2.36%	-0.03%
2011	1.30%	1	42.631104	43	2.36%	-0.33%
2010	0.00%	175,971	22.671870	3,989,592	1.81%	15.15%
2010	0.50%	441,234	58.174736	25,668,671	1.81%	14.58%
2010	0.80%	179,902	47.311929	8,511,511	1.81%	14.23%
2010	1.00%	304,964	11.962455	3,648,118	1.81%	14.00%
2010	1.30%	1	42.772276	43	1.81%	13.66%
2009	0.00%	200,574	19.689180	3,949,138	2.24%	30.21%
2009	0.50%	500,783	50.774293	25,426,903	2.24%	29.56%
2009	0.80%	202,135	41.417283	8,371,882	2.24%	29.17%
2009	1.00%	351,952	10.492986	3,693,027	2.24%	28.91%
2009	1.30%	1	37.630730	38	2.24%	28.53%
2008	0.00%	231,255	15.121228	3,496,860	2.40%	-42.65%
2008	0.50%	576,617	39.190034	22,597,640	2.40%	-42.94%
2008	0.80%	240,665	32.063918	7,716,663	2.40%	-43.11%
2008	1.00%	419,968	8.139596	3,418,370	2.40%	-43.23%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Portfolio - Initial Class (FHIP)
2012	0.00%	79,361	$22.329447	$1,772,087	5.44%	14.23%
2012	0.50%	97,105	46.366278	4,502,397	5.44%	13.66%
2012	0.80%	35,866	42.791316	1,534,753	5.44%	13.32%
2012	1.00%	79,435	16.586419	1,317,542	5.44%	13.09%
2012	1.30%	4	42.197632	169	5.44%	12.75%
2011	0.00%	71,464	19.548118	1,396,987	6.27%	4.03%
2011	0.50%	147,031	40.794842	5,998,106	6.27%	3.51%
2011	0.80%	42,868	37.762814	1,618,816	6.27%	3.20%
2011	1.00%	63,903	14.666687	937,245	6.27%	3.00%
2010	0.00%	87,453	18.790698	1,643,303	7.26%	13.82%
2010	0.50%	165,396	39.410184	6,518,287	7.26%	13.26%
2010	0.80%	51,403	36.590379	1,880,855	7.26%	12.92%
2010	1.00%	89,511	14.239694	1,274,609	7.26%	12.69%
2009	0.00%	100,115	16.508703	1,652,769	7.68%	43.96%
2009	0.50%	190,562	34.797509	6,631,083	7.68%	43.24%
2009	0.80%	61,557	32.404743	1,994,739	7.68%	42.81%
2009	1.00%	159,831	12.636025	2,019,629	7.68%	42.53%
2008	0.00%	120,515	11.467804	1,382,042	8.25%	-24.98%
2008	0.50%	231,676	24.293166	5,628,144	8.25%	-25.36%
2008	0.80%	80,105	22.690582	1,817,629	8.25%	-25.58%
2008	1.00%	165,861	8.865726	1,470,478	8.25%	-25.73%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2012	0.00%	26,092	26.438122	689,823	1.49%	12.48%
2012	0.50%	159,628	45.205009	7,215,985	1.49%	11.92%
2012	0.80%	61,726	38.347550	2,367,041	1.49%	11.58%
2012	1.00%	141,671	13.772768	1,951,202	1.49%	11.36%
2012	1.30%	138	39.054823	5,390	1.49%	11.03%
2011	0.00%	28,280	23.504361	664,703	1.89%	-2.56%
2011	0.50%	188,094	40.390644	7,597,238	1.89%	-3.05%
2011	0.80%	68,594	34.366682	2,357,348	1.89%	-3.34%
2011	1.00%	168,991	12.367780	2,090,044	1.89%	-3.53%
2011	1.30%	1	35.176377	35	1.89%	-3.82%
2010	0.00%	33,987	24.122023	819,835	1.69%	14.26%
2010	0.50%	209,604	41.659364	8,731,969	1.69%	13.69%
2010	0.80%	76,588	35.552451	2,722,891	1.69%	13.35%
2010	1.00%	185,080	12.820073	2,372,739	1.69%	13.13%
2010	1.30%	1	36.572093	37	1.69%	12.79%
2009	0.00%	37,939	21.110749	800,921	2.27%	29.11%
2009	0.50%	232,760	36.641407	8,528,654	2.27%	28.47%
2009	0.80%	84,006	31.363945	2,634,760	2.27%	28.08%
2009	1.00%	186,964	11.332339	2,118,739	2.27%	27.83%
2009	1.30%	1	32.425044	32	2.27%	27.45%
2008	0.00%	49,593	16.350697	810,880	2.55%	-28.72%
2008	0.50%	271,683	28.521671	7,748,853	2.55%	-29.07%
2008	0.80%	107,493	24.486999	2,632,181	2.55%	-29.29%
2008	1.00%	212,470	8.865285	1,883,607	2.55%	-29.43%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Contrafund Portfolio - Initial Class (FCP)
2010	0.50%	1	$37.528108	$38	0.05%	14.11%
2010	0.80%	473	36.264896	17,153	0.05%	13.78%
2009	0.00%	179,893	29.787895	5,358,634	1.36%	35.71%
2009	0.50%	895,768	32.887636	29,459,692	1.36%	35.03%
2009	0.80%	202,693	31.871810	6,460,193	1.36%	34.63%
2009	1.00%	227,784	12.045454	2,743,762	1.36%	34.36%
2009	1.30%	1	29.643503	30	1.36%	33.96%
2008	0.00%	205,267	21.949689	4,505,547	0.95%	-42.51%
2008	0.50%	1,037,409	24.355264	25,266,370	0.95%	-42.80%
2008	0.80%	283,459	23.673901	6,710,580	0.95%	-42.97%
2008	1.00%	288,102	8.965097	2,582,862	0.95%	-43.09%
2008	1.30%	1	22.129119	22	0.95%	-43.26%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2012	0.00%	13,031	18.272664	238,111	0.72%	4.73%
2012	0.50%	92,636	17.585266	1,629,029	0.72%	4.21%
2012	0.80%	31,070	17.185312	533,948	0.72%	3.90%
2011	0.00%	15,797	17.446617	275,604	0.77%	-5.20%
2011	0.50%	124,550	16.874679	2,101,741	0.77%	-5.67%
2011	0.80%	38,558	16.540551	637,771	0.77%	-5.95%
2010	0.00%	18,742	18.403422	344,917	0.33%	19.16%
2010	0.50%	137,864	17.889194	2,466,276	0.33%	18.56%
2010	0.80%	42,752	17.587581	751,904	0.33%	18.21%
2009	0.00%	23,134	15.444750	357,299	0.24%	47.57%
2009	0.50%	203,763	15.088373	3,074,452	0.24%	46.84%
2009	0.80%	48,768	14.878509	725,595	0.24%	46.40%
2008	0.00%	27,453	10.465765	287,317	0.00%	-54.40%
2008	0.50%	197,262	10.275549	2,026,975	0.00%	-54.63%
2008	0.80%	63,653	10.163079	646,910	0.00%	-54.77%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2012	0.00%	3,524	15.052634	53,045	1.48%	11.69%
2012	0.50%	18,952	14.486686	274,552	1.48%	11.13%
2012	0.80%	2,722	14.157347	38,536	1.48%	10.79%
2011	0.00%	4,071	13.477731	54,868	2.34%	-0.28%
2011	0.50%	24,603	13.036152	320,728	2.34%	-0.78%
2011	0.80%	3,979	12.778157	50,844	2.34%	-1.08%
2010	0.00%	4,161	13.516167	56,241	1.90%	12.74%
2010	0.50%	15,610	13.138702	205,095	1.90%	12.17%
2010	0.80%	5,966	12.917291	77,065	1.90%	11.84%
2009	0.00%	1,759	11.989176	21,089	2.95%	24.15%
2009	0.50%	25,742	11.712729	301,509	2.95%	23.53%
2009	0.80%	3,521	11.549915	40,667	2.95%	23.16%
2008	0.00%	8,703	9.656832	84,043	2.31%	-25.08%
2008	0.50%	52,567	9.481428	498,410	2.31%	-25.45%
2008	0.80%	1,764	9.377717	16,542	2.31%	-25.67%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2012	0.00%	3,913	$15.209948	$59,517	2.11%	13.19%
2012	0.50%	58,464	14.638015	855,797	2.11%	12.62%
2012	0.80%	15,219	14.305244	217,712	2.11%	12.28%
2011	0.00%	1,647	13.437783	22,132	2.04%	-1.12%
2011	0.50%	48,519	12.997459	630,624	2.04%	-1.62%
2011	0.80%	18,156	12.740229	231,312	2.04%	-1.91%
2010	0.00%	1,747	13.590648	23,743	2.21%	14.52%
2010	0.50%	56,685	13.211069	748,869	2.21%	13.95%
2010	0.80%	16,901	12.988424	219,517	2.21%	13.61%
2009	0.00%	469	11.867504	5,566	3.20%	28.78%
2009	0.50%	48,825	11.593819	566,068	3.20%	28.13%
2009	0.80%	15,952	11.432637	182,373	3.20%	27.75%
2008	0.00%	13,010	9.215628	119,895	2.88%	-32.71%
2008	0.50%	54,125	9.048213	489,735	2.88%	-33.05%
2008	0.80%	11,923	8.949218	106,702	2.88%	-33.25%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2012	0.00%	430	15.121452	6,502	2.04%	15.48%
2012	0.50%	58,115	14.552777	845,735	2.04%	14.90%
2012	0.80%	17,634	14.221942	250,790	2.04%	14.56%
2011	0.50%	54,142	12.665066	685,712	2.06%	-3.18%
2011	0.80%	17,536	12.414407	217,699	2.06%	-3.47%
2010	0.50%	48,330	13.081107	632,210	1.95%	15.42%
2010	0.80%	19,133	12.860663	246,063	1.95%	15.08%
2009	0.50%	28,422	11.333383	322,117	2.30%	30.75%
2009	0.80%	24,962	11.175826	278,971	2.30%	30.36%
2008	0.50%	25,922	8.668038	224,693	2.06%	-38.39%
2008	0.80%	24,051	8.573208	206,194	2.06%	-38.57%
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2010	0.50%	1	11.641245	12	0.00%	21.34%
2010	0.80%	11	11.215020	123	0.00%	20.99%
2009	0.00%	35,449	10.241993	363,068	0.47%	45.85%
2009	0.50%	176,900	9.594280	1,697,228	0.47%	45.12%
2009	0.80%	29,637	9.269518	274,721	0.47%	44.69%
2009	1.00%	3,666	7.004350	25,678	0.47%	44.40%
2008	0.00%	43,142	7.022261	302,954	0.42%	-55.02%
2008	0.50%	133,046	6.611121	879,583	0.42%	-55.24%
2008	0.80%	101,332	6.406522	649,186	0.42%	-55.38%
2008	1.00%	20,056	4.850665	97,285	0.42%	-55.47%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Growth Portfolio - Initial Class (FGP)
2012	0.00%	161,289	$24.156554	$3,896,186	0.59%	14.69%
2012	0.50%	394,207	72.994214	28,774,830	0.59%	14.12%
2012	0.80%	266,541	49.210357	13,116,578	0.59%	13.77%
2012	1.00%	385,900	8.512216	3,284,864	0.59%	13.55%
2012	1.30%	137	44.653281	6,117	0.59%	13.20%
2011	0.00%	170,592	21.062729	3,593,133	0.35%	0.20%
2011	0.50%	430,909	63.965181	27,563,172	0.35%	-0.30%
2011	0.80%	300,253	43.253084	12,986,868	0.35%	-0.59%
2011	1.00%	455,202	7.496758	3,412,539	0.35%	-0.79%
2011	1.30%	19	39.444794	749	0.35%	-1.09%
2010	0.00%	196,217	21.020180	4,124,517	0.28%	24.17%
2010	0.50%	499,742	64.155259	32,061,077	0.28%	23.55%
2010	0.80%	333,533	43.511676	14,512,580	0.28%	23.18%
2010	1.00%	534,712	7.556643	4,040,628	0.28%	22.94%
2010	1.30%	17	39.879099	678	0.28%	22.57%
2009	0.00%	206,766	16.928202	3,500,177	0.44%	28.29%
2009	0.50%	557,057	51.924855	28,925,104	0.44%	27.65%
2009	0.80%	370,706	35.322377	13,094,217	0.44%	27.26%
2009	1.00%	585,826	6.146674	3,600,881	0.44%	27.01%
2009	1.30%	17	32.535551	553	0.44%	26.63%
2008	0.00%	243,890	13.195602	3,218,275	0.79%	-47.17%
2008	0.50%	596,470	40.678515	24,263,514	0.79%	-47.43%
2008	0.80%	450,264	27.755083	12,497,115	0.79%	-47.59%
2008	1.00%	692,175	4.839505	3,349,784	0.79%	-47.69%
2008	1.30%	16	25.693435	411	0.79%	-47.85%
VIP High Income Portfolio - Initial Class R (FHIPR)
2012	0.00%	16,543	14.470056	239,378	5.71%	14.30%
2012	0.50%	165,561	14.065803	2,328,748	5.71%	13.73%
2012	0.80%	79,055	13.828722	1,093,230	5.71%	13.39%
2011	0.00%	17,595	12.659718	222,748	6.99%	4.05%
2011	0.50%	197,547	12.367874	2,443,236	6.99%	3.53%
2011	0.80%	79,720	12.196027	972,267	6.99%	3.22%
2010	0.00%	16,672	12.167463	202,856	8.05%	13.88%
2010	0.50%	202,755	11.946381	2,422,188	8.05%	13.31%
2010	0.80%	78,191	11.815681	923,880	8.05%	12.97%
2009	0.00%	13,217	10.684849	141,222	9.14%	43.81%
2009	0.50%	224,364	10.543267	2,365,530	9.14%	43.10%
2009	0.80%	69,946	10.459227	731,581	9.14%	42.67%
2008	0.00%	18,296	7.429579	135,932	10.31%	-24.88%
2008	0.50%	168,238	7.367822	1,239,548	10.31%	-25.26%
2008	0.80%	53,080	7.331018	389,130	10.31%	-25.48%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2012	0.00%	28,073	16.144635	453,228	2.07%	5.77%
2012	0.50%	224,012	15.382891	3,445,952	2.07%	5.24%
2012	0.80%	21,300	14.943212	318,290	2.07%	4.92%
2011	0.00%	34,735	15.264055	530,197	3.22%	7.21%
2011	0.50%	264,186	14.616946	3,861,592	3.22%	6.67%
2011	0.80%	23,285	14.241922	331,623	3.22%	6.36%
2010	0.00%	33,476	14.237787	476,624	3.56%	7.68%
2010	0.50%	283,862	13.702324	3,889,569	3.56%	7.14%
2010	0.80%	25,942	13.390753	347,383	3.56%	6.82%
2009	0.00%	27,224	13.222437	359,968	8.76%	15.67%
2009	0.50%	290,648	12.788918	3,717,073	8.76%	15.10%
2009	0.80%	22,454	12.535648	281,475	8.76%	14.75%
2008	0.00%	35,155	11.430864	401,852	4.47%	-3.35%
2008	0.50%	220,280	11.111478	2,447,636	4.47%	-3.83%
2008	0.80%	24,200	10.924128	264,364	4.47%	-4.12%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Mid Cap Portfolio - Service Class (FMCS)
2012	0.00%	16,990	$30.166927	$512,536	0.49%	14.75%
2012	0.50%	189,756	28.743525	5,454,256	0.49%	14.18%
2012	0.80%	32,699	27.921947	913,020	0.49%	13.83%
2011	0.00%	21,838	26.289170	574,103	0.14%	-10.72%
2011	0.50%	229,983	25.174584	5,789,726	0.14%	-11.16%
2011	0.80%	39,066	24.528651	958,236	0.14%	-11.43%
2010	0.00%	22,098	29.444519	650,665	0.28%	28.70%
2010	0.50%	264,279	28.337312	7,488,956	0.28%	28.06%
2010	0.80%	43,070	27.693084	1,192,741	0.28%	27.68%
2009	0.00%	23,116	22.878053	528,849	0.60%	40.01%
2009	0.50%	277,478	22.127965	6,140,023	0.60%	39.32%
2009	0.80%	46,369	21.689786	1,005,734	0.60%	38.90%
2008	0.00%	26,488	16.339788	432,808	0.35%	-39.51%
2008	0.50%	283,059	15.883241	4,495,894	0.35%	-39.81%
2008	0.80%	65,092	15.615472	1,016,442	0.35%	-39.99%
VIP Overseas Portfolio - Initial Class (FOP)
2012	0.00%	30,798	21.026341	647,569	1.93%	20.74%
2012	0.50%	104,930	35.566403	3,731,983	1.93%	20.14%
2012	0.80%	26,621	26.574860	707,449	1.93%	19.78%
2012	1.00%	83,926	11.037832	926,361	1.93%	19.54%
2012	1.30%	328	22.659824	7,432	1.93%	19.18%
2011	0.00%	33,271	17.414491	579,398	1.29%	-17.16%
2011	0.50%	118,017	29.604824	3,493,873	1.29%	-17.58%
2011	0.80%	30,982	22.187015	687,398	1.29%	-17.82%
2011	1.00%	94,368	9.233835	871,379	1.29%	-17.99%
2011	1.30%	5	19.013413	95	1.29%	-18.23%
2010	0.00%	47,968	21.022695	1,008,417	1.40%	13.11%
2010	0.50%	136,651	35.917877	4,908,214	1.40%	12.55%
2010	0.80%	37,140	26.999105	1,002,747	1.40%	12.21%
2010	1.00%	117,567	11.259025	1,323,690	1.40%	11.99%
2009	0.00%	52,438	18.585431	974,583	2.07%	26.53%
2009	0.50%	158,444	31.912691	5,056,374	2.07%	25.90%
2009	0.80%	44,371	24.060407	1,067,584	2.07%	25.52%
2009	1.00%	120,336	10.053608	1,209,811	2.07%	25.27%
2008	0.00%	56,196	14.688536	825,437	2.41%	-43.80%
2008	0.50%	188,778	25.347887	4,785,123	2.41%	-44.09%
2008	0.80%	57,353	19.168350	1,099,362	2.41%	-44.25%
2008	1.00%	154,625	8.025502	1,240,943	2.41%	-44.37%
VIP Overseas Portfolio - Service Class R (FOSR)
2012	0.00%	35,975	13.836689	497,775	1.91%	20.67%
2012	0.50%	216,949	13.316294	2,888,957	1.91%	20.07%
2012	0.80%	54,239	13.013481	705,838	1.91%	19.71%
2011	0.00%	24,016	11.466618	275,382	1.12%	-17.30%
2011	0.50%	207,184	11.090775	2,297,831	1.12%	-17.71%
2011	0.80%	53,755	10.871192	584,381	1.12%	-17.96%
2010	0.00%	33,994	13.865532	471,345	1.32%	13.01%
2010	0.50%	257,797	13.478254	3,474,653	1.32%	12.45%
2010	0.80%	57,338	13.251079	759,790	1.32%	12.11%
2009	0.00%	37,807	12.269434	463,870	2.17%	26.49%
2009	0.50%	307,164	11.986428	3,681,799	2.17%	25.86%
2009	0.80%	56,862	11.819747	672,094	2.17%	25.48%
2008	0.00%	43,474	9.699843	421,691	2.68%	-43.88%
2008	0.50%	292,626	9.523623	2,786,860	2.68%	-44.16%
2008	0.80%	68,191	9.419422	642,320	2.68%	-44.33%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Value Strategies Portfolio - Service Class (FVSS)
2012	0.00%	9,336	$19.135795	$178,652	0.58%	27.10%
2012	0.50%	46,104	18.141557	836,398	0.58%	26.47%
2012	0.80%	6,450	17.570001	113,327	0.58%	26.09%
2012	1.00%	9,572	17.199023	164,629	0.58%	25.83%
2011	0.00%	19,441	15.055580	292,696	0.80%	-8.85%
2011	0.50%	36,543	14.345026	524,210	0.80%	-9.30%
2011	0.80%	5,608	13.934920	78,147	0.80%	-9.57%
2011	1.00%	6,604	13.668049	90,264	0.80%	-9.75%
2010	0.00%	25,254	16.516915	417,118	0.41%	26.45%
2010	0.50%	41,802	15.816183	661,148	0.41%	25.82%
2010	0.80%	6,185	15.410121	95,312	0.41%	25.45%
2010	1.00%	11,335	15.145229	171,671	0.41%	25.20%
2009	0.00%	21,462	13.061648	280,329	0.57%	57.40%
2009	0.50%	63,858	12.570115	802,702	0.57%	56.61%
2009	0.80%	6,437	12.284130	79,073	0.57%	56.14%
2009	1.00%	9,300	12.097114	112,503	0.57%	55.83%
2008	0.00%	20,161	8.298533	167,307	0.65%	-51.17%
2008	0.50%	42,082	8.026295	337,763	0.65%	-51.42%
2008	0.80%	6,539	7.867248	51,444	0.65%	-51.57%
2008	1.00%	10,445	7.762982	81,084	0.65%	-51.66%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2012	0.00%	12,161	14.425332	175,426	6.60%	12.65%
2012	0.50%	68,091	13.952339	950,029	6.60%	12.09%
2012	0.80%	12,946	13.676069	177,050	6.60%	11.75%
2011	0.00%	11,961	12.805162	153,163	6.21%	2.38%
2011	0.50%	70,842	12.447515	881,807	6.21%	1.87%
2011	0.80%	13,328	12.237789	163,105	6.21%	1.57%
2010	0.00%	9,146	12.507001	114,389	7.07%	12.67%
2010	0.50%	63,635	12.218491	777,524	7.07%	12.11%
2010	0.80%	12,959	12.048616	156,138	7.07%	11.78%
2009	0.00%	9,101	11.100337	101,024	8.10%	35.59%
2009	0.50%	74,134	10.898585	807,956	8.10%	34.92%
2009	0.80%	12,802	10.779315	137,997	8.10%	34.52%
2008	0.00%	5,556	8.186428	45,484	5.40%	-29.66%
2008	0.50%	70,902	8.077889	572,738	5.40%	-30.01%
2008	0.80%	14,877	8.013465	119,216	5.40%	-30.22%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2012	0.00%	14,390	20.165763	290,185	1.95%	12.18%
2012	0.50%	171,328	19.214168	3,291,925	1.95%	11.61%
2012	0.80%	15,177	18.664910	283,277	1.95%	11.28%
2011	0.00%	27,085	17.976970	486,906	1.64%	6.29%
2011	0.50%	171,680	17.214712	2,955,422	1.64%	5.76%
2011	0.80%	17,101	16.772979	286,835	1.64%	5.45%
2010	0.00%	15,172	16.912694	256,599	1.78%	20.94%
2010	0.50%	139,647	16.276552	2,272,972	1.78%	20.34%
2010	0.80%	20,329	15.906413	323,361	1.78%	19.98%
2009	0.00%	13,906	13.984451	194,468	1.83%	17.67%
2009	0.50%	144,617	13.525832	1,956,065	1.83%	17.09%
2009	0.80%	20,222	13.257914	268,102	1.83%	16.74%
2008	0.00%	20,335	11.884088	241,663	2.04%	-26.94%
2008	0.50%	189,411	11.551986	2,188,073	2.04%	-27.31%
2008	0.80%	40,517	11.357193	460,159	2.04%	-27.53%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2012	0.00%	6,825	$26.547381	$181,186	1.03%	18.75%
2012	0.50%	111,680	25.294569	2,824,897	1.03%	18.16%
2012	0.80%	12,551	24.571434	308,396	1.03%	17.80%
2011	0.00%	9,471	22.355324	211,727	0.95%	-3.53%
2011	0.50%	124,783	21.407336	2,671,272	0.95%	-4.01%
2011	0.80%	14,035	20.857943	292,741	0.95%	-4.29%
2010	0.00%	8,414	23.172621	194,974	0.88%	28.49%
2010	0.50%	144,260	22.301004	3,217,143	0.88%	27.85%
2010	0.80%	16,135	21.793848	351,644	0.88%	27.47%
2009	0.00%	6,834	18.034685	123,249	1.94%	29.54%
2009	0.50%	131,099	17.443192	2,286,785	1.94%	28.90%
2009	0.80%	15,469	17.097660	264,484	1.94%	28.51%
2008	0.00%	6,079	13.921598	84,629	1.44%	-32.87%
2008	0.50%	125,323	13.532546	1,695,939	1.44%	-33.21%
2008	0.80%	28,885	13.304370	384,297	1.44%	-33.41%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2012	0.00%	6,582	19.307248	127,080	1.46%	13.16%
2012	0.50%	50,583	18.581214	939,894	1.46%	12.59%
2012	0.80%	9,824	18.158794	178,392	1.46%	12.25%
2011	0.00%	10,223	17.062376	174,429	0.99%	-15.86%
2011	0.50%	63,119	16.503252	1,041,669	0.99%	-16.28%
2011	0.80%	11,210	16.176657	181,340	0.99%	-16.53%
2010	0.00%	9,970	20.278309	202,175	1.69%	17.51%
2010	0.50%	70,122	19.711997	1,382,245	1.69%	16.93%
2010	0.80%	13,337	19.379887	258,470	1.69%	16.58%
2009	0.00%	7,269	17.256364	125,437	3.67%	72.63%
2009	0.50%	81,267	16.858387	1,370,031	3.67%	71.77%
2009	0.80%	15,116	16.624073	251,289	3.67%	71.26%
2008	0.00%	4,930	9.996007	49,280	2.79%	-52.67%
2008	0.50%	63,172	9.814382	619,994	2.79%	-52.91%
2008	0.80%	15,652	9.707016	151,934	2.79%	-53.05%
Templeton Foreign Securities Fund - Class 1 (TIF)
2012	0.00%	166	23.263845	3,862	3.71%	18.60%
2012	0.50%	7,020	22.166042	155,606	3.71%	18.00%
2012	0.80%	621	21.532384	13,372	3.71%	17.65%
2011	0.00%	169	19.616024	3,315	1.90%	-10.44%
2011	0.50%	12,325	18.784240	231,516	1.90%	-10.89%
2011	0.80%	683	18.302200	12,500	1.90%	-11.16%
2010	0.00%	172	21.903633	3,767	2.09%	8.67%
2010	0.50%	13,857	21.079885	292,104	2.09%	8.13%
2010	0.80%	1,192	20.600592	24,556	2.09%	7.81%
2009	0.00%	176	20.155256	3,547	4.14%	37.34%
2009	0.50%	14,701	19.494379	286,587	4.14%	36.66%
2009	0.80%	1,483	19.108316	28,338	4.14%	36.25%
2008	0.00%	1,659	14.675305	24,346	2.70%	-40.23%
2008	0.50%	22,899	14.265245	326,660	2.70%	-40.53%
2008	0.80%	1,945	14.024745	27,278	2.70%	-40.71%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 3 (TIF3)
2012	0.00%	5,081	$14.829007	$75,346	2.99%	18.30%
2012	0.50%	56,458	14.271362	805,733	2.99%	17.71%
2012	0.80%	9,020	13.946827	125,800	2.99%	17.36%
2011	0.00%	6,118	12.534749	76,688	1.73%	-10.68%
2011	0.50%	73,808	12.123973	894,846	1.73%	-11.12%
2011	0.80%	9,570	11.883946	113,729	1.73%	-11.39%
2010	0.00%	5,607	14.033220	78,684	1.74%	8.41%
2010	0.50%	75,119	13.641305	1,024,721	1.74%	7.87%
2010	0.80%	9,620	13.411382	129,017	1.74%	7.54%
2009	0.00%	12,029	12.945045	155,716	3.88%	37.20%
2009	0.50%	75,293	12.646528	952,195	3.88%	36.51%
2009	0.80%	10,766	12.470682	134,259	3.88%	36.10%
2008	0.00%	25,525	9.435374	240,838	2.47%	-40.39%
2008	0.50%	112,327	9.263979	1,040,595	2.47%	-40.69%
2008	0.80%	16,543	9.162606	151,577	2.47%	-40.87%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2012	0.00%	14,188	20.367363	288,972	6.12%	15.06%
2012	0.50%	135,920	19.601667	2,664,259	6.12%	14.49%
2012	0.80%	15,489	19.156120	296,709	6.12%	14.14%
2011	0.00%	20,700	17.701343	366,418	5.58%	-0.83%
2011	0.50%	161,058	17.121471	2,757,550	5.58%	-1.32%
2011	0.80%	15,838	16.782688	265,804	5.58%	-1.62%
2010	0.00%	15,914	17.849519	284,057	1.58%	14.38%
2010	0.50%	151,403	17.351122	2,627,012	1.58%	13.81%
2010	0.80%	14,717	17.058765	251,054	1.58%	13.47%
2009	0.00%	16,059	15.605635	250,611	14.02%	18.69%
2009	0.50%	131,249	15.245867	2,001,005	14.02%	18.09%
2009	0.80%	15,279	15.033976	229,704	14.02%	17.74%
2008	0.00%	19,081	13.148675	250,890	4.26%	6.21%
2008	0.50%	169,130	12.909918	2,183,454	4.26%	5.68%
2008	0.80%	19,316	12.768726	246,641	4.26%	5.36%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2012	0.00%	959	10.854248	10,409	3.11%	15.33%
2012	0.50%	4,840	10.603889	51,323	3.11%	14.76%
2012	0.80%	1,840	10.456468	19,240	3.11%	14.41%
2011	0.00%	977	9.411247	9,195	0.01%	-1.54%
2011	0.50%	9,398	9.240357	86,841	0.01%	-2.03%
2011	0.80%	1,897	9.139329	17,337	0.01%	-2.32%
2010	0.00%	995	9.558606	9,511	3.02%	10.25%
2010	0.50%	4,234	9.431991	39,935	3.02%	9.70%
2010	0.80%	1,377	9.356850	12,884	3.02%	9.38%
2009	0.00%	1,014	8.669683	8,791	4.16%	30.25%
2009	0.50%	1,011	8.597673	8,692	4.16%	29.60%
2009	0.80%	1,461	8.554781	12,499	4.16%	29.21%
2008	0.50%	1,402	6.633927	9,301	7.17%	-33.66%	5/1/2008
2008	0.80%	149	6.620645	986	7.17%	-33.79%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2012	0.00%	39,865	$17.957800	$715,888	3.05%	4.61%
2012	0.50%	46,960	25.862355	1,214,496	3.05%	4.08%
2012	0.80%	12,214	20.436462	249,611	3.05%	3.77%
2012	1.00%	69,717	12.860239	896,577	3.05%	3.56%
2012	1.30%	97	19.613461	1,903	3.05%	3.25%
2011	0.00%	40,577	17.167186	696,593	3.92%	0.29%
2011	0.50%	44,848	24.847995	1,114,383	3.92%	-0.21%
2011	0.80%	14,684	19.694057	289,188	3.92%	-0.51%
2011	1.00%	51,341	12.417925	637,549	3.92%	-0.71%
2011	1.30%	17	18.995943	323	3.92%	-1.00%
2010	0.00%	41,547	17.117742	711,191	5.13%	5.28%
2010	0.50%	45,156	24.900288	1,124,397	5.13%	4.76%
2010	0.80%	17,506	19.794631	346,525	5.13%	4.45%
2010	1.00%	35,502	12.506266	443,997	5.13%	4.24%
2009	0.00%	44,762	16.258487	727,762	7.24%	13.33%
2009	0.50%	48,176	23.768919	1,145,091	7.24%	12.76%
2009	0.80%	16,879	18.952010	319,891	7.24%	12.42%
2009	1.00%	45,151	11.997871	541,716	7.24%	12.20%
2008	0.00%	42,417	14.346598	608,540	4.47%	-13.43%
2008	0.50%	68,340	21.078952	1,440,536	4.47%	-13.86%
2008	0.80%	18,838	16.857653	317,564	4.47%	-14.12%
2008	1.00%	37,893	10.693363	405,204	4.47%	-14.29%
Balanced Portfolio - I Class Shares (AMBP)
2012	0.50%	903	13.662782	12,337	0.00%	8.80%
2012	0.80%	698	29.074823	20,294	0.00%	8.47%
2011	0.50%	899	12.558209	11,290	0.31%	-1.13%
2011	0.80%	744	26.804764	19,943	0.31%	-1.42%
2010	0.50%	991	12.701252	12,587	0.90%	18.24%
2010	0.80%	712	27.191348	19,360	0.90%	17.88%
2009	0.50%	2,307	10.742321	24,783	1.16%	21.86%
2009	0.80%	1,017	23.066620	23,459	1.16%	21.49%
2008	0.50%	17,915	8.815611	157,932	3.77%	-39.45%
2008	0.80%	1,334	18.986328	25,328	3.77%	-39.63%
Growth Portfolio - I Class Shares (AMTG)
2012	0.00%	30,131	24.704444	744,370	0.00%	12.60%
2012	0.50%	1,416	57.081042	80,827	0.00%	12.04%
2012	0.80%	492	38.058319	18,725	0.00%	11.70%
2012	1.00%	102,324	8.000039	818,596	0.00%	11.48%
2012	1.30%	119	35.617069	4,238	0.00%	11.14%
2011	0.00%	32,280	21.939823	708,217	0.00%	-0.21%
2011	0.50%	1,676	50.947928	85,389	0.00%	-0.71%
2011	0.80%	506	34.071422	17,240	0.00%	-1.01%
2011	1.00%	110,903	7.176346	795,878	0.00%	-1.21%
2010	0.00%	37,800	21.987079	831,112	0.00%	31.33%
2010	0.50%	1,798	51.313097	92,261	0.00%	30.68%
2010	0.80%	524	34.418528	18,035	0.00%	30.29%
2010	1.00%	122,216	7.263944	887,770	0.00%	30.03%
2009	0.00%	49,082	16.741370	821,700	0.00%	30.36%
2009	0.50%	1,850	39.266295	72,643	0.00%	29.71%
2009	0.80%	542	26.417094	14,318	0.00%	29.32%
2009	1.00%	151,381	5.586407	845,676	0.00%	29.06%
2008	0.00%	63,596	12.842535	816,734	0.00%	-43.68%
2008	0.50%	175,438	30.272680	5,310,978	0.00%	-43.96%
2008	0.80%	144,350	20.427668	2,948,734	0.00%	-44.13%
2008	1.00%	159,176	4.328471	688,989	0.00%	-44.24%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Guardian Portfolio - I Class Shares (AMGP)
2012	0.00%	6,748	$16.827470	$113,552	0.27%	12.73%
2012	0.80%	2	14.963947	30	0.27%	11.83%
2012	1.00%	3,505	13.062262	45,783	0.27%	11.60%
2011	0.00%	7,106	14.927741	106,077	0.45%	-2.94%
2011	0.80%	2	13.381489	27	0.45%	-3.71%
2011	1.00%	5,218	11.704343	61,073	0.45%	-3.90%
2010	0.00%	4,641	15.379896	71,378	0.40%	19.01%
2010	0.80%	2	13.897336	28	0.40%	18.07%
2010	1.00%	11,741	12.179833	143,003	0.40%	17.83%
2009	0.00%	4,964	12.922921	64,149	0.18%	29.69%
2009	0.80%	2	11.770887	24	0.18%	28.65%
2009	1.00%	4,336	10.336808	44,820	0.18%	28.40%
2008	0.00%	10,705	9.964594	106,671	0.55%	-37.24%
2008	0.50%	58,317	9.446847	550,912	0.55%	-37.56%
2008	0.80%	38,898	9.149198	355,886	0.55%	-37.75%
2008	1.00%	4,064	8.050613	32,718	0.55%	-37.87%
International Portfolio - S Class Shares (AMINS)
2012	0.00%	1,723	13.671294	23,556	0.82%	18.48%
2011	0.00%	1,202	11.539024	13,870	12.26%	-12.33%
2010	0.00%	172	13.162077	2,264	13.14%	22.01%
2009	0.00%	1,548	10.787351	16,699	0.42%	34.51%
2008	0.00%	3,270	8.019658	26,224	0.00%	-46.44%
2008	0.50%	15,954	7.873922	125,621	0.00%	-46.70%
2008	0.80%	5,065	7.787751	39,445	0.00%	-46.86%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2012	0.00%	68	24.354864	1,656	0.00%	12.10%
2011	0.00%	63	21.725830	1,369	0.00%	0.26%
2009	0.00%	558	16.830660	9,392	0.00%	31.34%
2008	0.00%	976	12.814531	12,507	0.00%	-43.51%
2008	0.50%	22,678	12.456353	282,485	0.00%	-43.79%
2008	0.80%	2,547	12.246316	31,191	0.00%	-43.96%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2012	0.00%	84,168	25.873568	2,177,726	0.42%	16.60%
2012	0.80%	56	34.652161	1,941	0.42%	15.67%
2012	1.00%	30,453	13.561747	412,996	0.42%	15.44%
2011	0.00%	86,633	22.190216	1,922,405	0.00%	-11.36%
2011	0.80%	56	29.958324	1,678	0.00%	-12.06%
2011	1.00%	35,996	11.748254	422,890	0.00%	-12.24%
2010	0.00%	94,089	25.033405	2,355,368	0.62%	15.67%
2010	0.80%	56	34.067932	1,908	0.62%	14.74%
2010	1.00%	40,119	13.386569	537,056	0.62%	14.52%
2009	0.00%	105,319	21.642878	2,279,406	0.78%	56.07%
2009	0.80%	56	29.690132	1,663	0.78%	54.83%
2009	1.00%	76,445	11.689700	893,619	0.78%	54.52%
2008	0.00%	180,300	13.867013	2,500,222	0.51%	-52.39%
2008	0.50%	356,536	19.700792	7,024,042	0.51%	-52.63%
2008	0.80%	109,268	19.175837	2,095,305	0.51%	-52.77%
2008	1.00%	65,586	7.565098	496,165	0.51%	-52.87%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2012	0.00%	1,543	14.284382	22,041	0.30%	15.37%
2011	0.00%	2,941	12.380922	36,412	0.40%	-6.70%
2010	0.00%	1,294	13.270255	17,172	0.25%	25.99%
2009	0.00%	2,195	10.532952	23,120	0.22%	46.16%
2008	0.00%	6,436	7.206627	46,382	0.97%	-45.95%
2008	0.50%	10,755	7.075613	76,098	0.97%	-46.22%
2008	0.80%	2,044	6.998160	14,304	0.97%	-46.38%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2012	0.00%	856	$14.692238	$12,577	0.00%	8.82%
2012	0.50%	5,453	13.998892	76,336	0.00%	8.28%
2012	0.80%	689	13.598663	9,369	0.00%	7.95%
2011	0.00%	1,577	13.501272	21,292	0.00%	-1.06%
2011	0.50%	26,395	12.928758	341,255	0.00%	-1.55%
2011	0.80%	3,105	12.596940	39,113	0.00%	-1.85%
2010	0.00%	968	13.645975	13,209	0.00%	19.61%
2010	0.50%	3,748	13.132690	49,221	0.00%	19.01%
2010	0.80%	712	12.834011	9,138	0.00%	18.66%
2009	0.00%	646	11.408745	7,370	0.00%	22.75%
2009	0.50%	6,371	11.034565	70,301	0.00%	22.14%
2009	0.80%	384	10.815956	4,153	0.00%	21.78%
2008	0.00%	605	9.293948	5,623	0.00%	-39.47%
2008	0.50%	7,742	9.034200	69,943	0.00%	-39.78%
2008	0.80%	554	8.881843	4,921	0.00%	-39.96%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2012	0.00%	898	19.276454	17,310	0.21%	10.98%
2012	0.50%	20,471	18.366751	375,986	0.21%	10.42%
2012	0.80%	3,063	17.841641	54,649	0.21%	10.09%
2011	0.00%	902	17.369356	15,667	0.36%	-3.08%
2011	0.50%	26,477	16.632806	440,387	0.36%	-3.56%
2011	0.80%	4,463	16.205928	72,327	0.36%	-3.85%
2010	0.00%	938	17.921368	16,810	0.04%	22.85%
2010	0.50%	21,590	17.247280	372,369	0.04%	22.24%
2010	0.80%	3,569	16.855027	60,156	0.04%	21.88%
2009	0.00%	984	14.587514	14,354	2.20%	31.43%
2009	0.50%	17,264	14.109102	243,580	2.20%	30.77%
2009	0.80%	3,343	13.829593	46,232	2.20%	30.38%
2008	0.00%	1,900	11.099348	21,089	1.91%	-39.44%
2008	0.50%	17,024	10.789157	183,675	1.91%	-39.74%
2008	0.80%	4,401	10.607196	46,682	1.91%	-39.93%
Balanced Fund/VA - Non-Service Shares (OVMS)
2012	0.00%	25,505	21.630621	551,689	1.33%	12.34%
2012	0.50%	96,541	34.614598	3,341,728	1.33%	11.78%
2012	0.80%	40,574	32.097298	1,302,316	1.33%	11.44%
2012	1.00%	63,128	11.696460	738,374	1.33%	11.22%
2012	1.30%	4	30.038576	120	1.33%	10.89%
2011	0.00%	28,648	19.254563	551,605	2.29%	0.72%
2011	0.50%	109,322	30.967082	3,385,383	2.29%	0.22%
2011	0.80%	44,239	28.801503	1,274,150	2.29%	-0.08%
2011	1.00%	68,952	10.516516	725,135	2.29%	-0.28%
2010	0.00%	35,250	19.116988	673,874	1.39%	12.91%
2010	0.50%	118,952	30.899562	3,675,565	1.39%	12.35%
2010	0.80%	48,388	28.824840	1,394,776	1.39%	12.02%
2010	1.00%	70,620	10.546061	744,763	1.39%	11.79%
2009	0.00%	39,179	16.930557	663,322	0.00%	21.89%
2009	0.50%	128,001	27.502607	3,520,361	0.00%	21.29%
2009	0.80%	51,885	25.732996	1,335,156	0.00%	20.92%
2009	1.00%	101,706	9.433696	959,463	0.00%	20.68%
2008	0.00%	45,187	13.889629	627,631	2.88%	-43.47%
2008	0.50%	155,033	22.675909	3,515,514	2.88%	-43.75%
2008	0.80%	60,265	21.280608	1,282,476	2.88%	-43.92%
2008	1.00%	114,661	7.817080	896,314	2.88%	-44.04%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2010	0.80%	5	$16.349692	$82	0.20%	7.61%
2009	0.00%	47,969	16.786468	805,230	0.33%	44.52%
2009	0.50%	249,796	15.724961	3,928,032	0.33%	43.80%
2009	0.80%	87,828	15.192792	1,334,353	0.33%	43.37%
2009	1.00%	60,996	7.628780	465,325	0.33%	43.08%
2008	0.00%	52,077	11.615515	604,901	0.15%	-45.52%
2008	0.50%	253,957	10.935515	2,777,151	0.15%	-45.79%
2008	0.80%	132,297	10.597162	1,401,973	0.15%	-45.95%
2008	1.00%	65,793	5.331812	350,796	0.15%	-46.06%
Core Bond Fund/VA - Non-Service Shares (OVB)
2012	0.00%	41,017	17.224007	706,477	4.88%	10.29%
2012	0.50%	128,505	25.264893	3,246,665	4.88%	9.74%
2012	0.80%	34,873	22.444505	782,707	4.88%	9.41%
2012	1.00%	50,794	11.997337	609,393	4.88%	9.19%
2012	1.30%	76	21.827521	1,659	4.88%	8.86%
2011	0.00%	45,210	15.616793	706,035	5.94%	8.27%
2011	0.50%	129,643	23.022454	2,984,700	5.94%	7.73%
2011	0.80%	38,953	20.513983	799,081	5.94%	7.41%
2011	1.00%	54,684	10.987424	600,836	5.94%	7.19%
2010	0.00%	76,047	14.424409	1,096,933	1.78%	11.41%
2010	0.50%	140,529	21.370887	3,003,229	1.78%	10.86%
2010	0.80%	42,335	19.099412	808,574	1.78%	10.53%
2010	1.00%	47,864	10.250177	490,614	1.78%	10.31%
2009	0.00%	77,718	12.946581	1,006,182	0.00%	9.61%
2009	0.50%	149,430	19.277481	2,880,634	0.00%	9.07%
2009	0.80%	46,461	17.280243	802,857	0.00%	8.74%
2009	1.00%	45,493	9.292438	422,741	0.00%	8.52%
2008	0.00%	78,790	11.811237	930,607	4.71%	-39.05%
2008	0.50%	190,845	17.675063	3,373,197	4.71%	-39.35%
2008	0.80%	61,738	15.891423	981,105	4.71%	-39.54%
2008	1.00%	49,540	8.562713	424,197	4.71%	-39.66%
Global Securities Fund/VA - Class 3 (OVGS3)
2012	0.00%	27,569	16.261792	448,321	2.14%	21.23%
2012	0.50%	348,574	15.650185	5,455,248	2.14%	20.62%
2012	0.80%	97,044	15.294367	1,484,227	2.14%	20.26%
2011	0.00%	26,357	13.414448	353,565	1.27%	-8.27%
2011	0.50%	386,331	12.974764	5,012,554	1.27%	-8.72%
2011	0.80%	104,174	12.717946	1,324,879	1.27%	-9.00%
2010	0.00%	32,419	14.623513	474,080	1.42%	15.97%
2010	0.50%	408,280	14.215010	5,803,704	1.42%	15.40%
2010	0.80%	113,128	13.975453	1,581,015	1.42%	15.05%
2009	0.00%	35,638	12.609317	449,371	2.12%	39.70%
2009	0.50%	424,101	12.318451	5,224,267	2.12%	39.00%
2009	0.80%	116,945	12.147187	1,420,553	2.12%	38.58%
2008	0.00%	38,920	9.026171	351,299	1.48%	-40.19%
2008	0.50%	398,806	8.862171	3,534,287	1.48%	-40.49%
2008	0.80%	126,475	8.765213	1,108,580	1.48%	-40.67%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2012	0.00%	27,835	$45.372528	$1,262,944	2.15%	21.26%
2012	0.50%	179,840	51.612469	9,281,986	2.15%	20.66%
2012	0.80%	36,797	49.700720	1,828,837	2.15%	20.30%
2012	1.00%	62,172	15.367427	955,424	2.15%	20.06%
2012	1.30%	3	45.140290	135	2.15%	19.70%
2011	0.00%	30,723	37.416119	1,149,535	1.32%	-8.29%
2011	0.50%	208,594	42.775604	8,922,734	1.32%	-8.75%
2011	0.80%	43,138	41.315188	1,782,255	1.32%	-9.02%
2011	1.00%	69,574	12.800257	890,565	1.32%	-9.20%
2010	0.00%	39,829	40.798071	1,624,946	1.48%	15.96%
2010	0.50%	251,175	46.875497	11,773,953	1.48%	15.39%
2010	0.80%	51,453	45.410978	2,336,531	1.48%	15.04%
2010	1.00%	76,786	14.097349	1,082,479	1.48%	14.81%
2009	0.00%	44,678	35.181581	1,571,843	2.37%	39.77%
2009	0.50%	297,880	40.624738	12,101,297	2.37%	39.07%
2009	0.80%	60,528	39.473604	2,389,258	2.37%	38.66%
2009	1.00%	93,248	12.278657	1,144,960	2.37%	38.38%
2008	0.00%	56,933	25.170686	1,433,043	1.59%	-40.19%
2008	0.50%	367,478	29.210698	10,734,289	1.59%	-40.49%
2008	0.80%	83,287	28.468276	2,371,037	1.59%	-40.67%
2008	1.00%	141,920	8.873074	1,259,267	1.59%	-40.78%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2012	0.00%	24,343	12.490314	304,052	1.07%	16.87%
2012	0.50%	50,353	11.723693	590,323	1.07%	16.29%
2012	0.80%	11,568	11.286461	130,562	1.07%	15.94%
2012	1.00%	4,226	10.998010	46,478	1.07%	15.71%
2011	0.00%	19,438	10.687265	207,739	0.86%	-0.01%
2011	0.50%	59,890	10.081693	603,793	0.86%	-0.51%
2011	0.80%	12,913	9.734919	125,707	0.86%	-0.81%
2011	1.00%	2,423	9.505148	23,031	0.86%	-1.01%
2010	0.00%	25,292	10.688816	270,342	1.16%	16.11%
2010	0.50%	61,553	10.133572	623,752	1.16%	15.53%
2010	0.80%	14,524	9.814366	142,544	1.16%	15.18%
2010	1.00%	2,540	9.601865	24,389	1.16%	14.95%
2009	0.00%	29,189	9.205990	268,714	2.19%	28.29%
2009	0.50%	82,465	8.771479	723,340	2.19%	27.65%
2009	0.80%	15,097	8.520671	128,637	2.19%	27.26%
2009	1.00%	3,186	8.352856	26,612	2.19%	27.01%
2008	0.00%	30,415	7.176149	218,263	1.52%	-38.47%
2008	0.50%	103,392	6.871720	710,481	1.52%	-38.78%
2008	0.80%	19,090	6.695296	127,813	1.52%	-38.96%
2008	1.00%	4,092	6.576580	26,911	1.52%	-39.08%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2012	0.00%	1,538	$25.120110	$38,635	0.60%	17.99%
2012	0.50%	27,760	23.934670	664,426	0.60%	17.40%
2012	0.80%	6,485	23.250430	150,779	0.60%	17.04%
2011	0.00%	2,898	21.290587	61,700	0.63%	-2.21%
2011	0.50%	27,732	20.387760	565,393	0.63%	-2.70%
2011	0.80%	6,787	19.864554	134,821	0.63%	-2.99%
2010	0.00%	4,878	21.772215	106,205	0.62%	23.41%
2010	0.50%	29,814	20.953275	624,701	0.62%	22.79%
2010	0.80%	7,118	20.476795	145,754	0.62%	22.42%
2009	0.00%	4,551	17.642817	80,292	0.68%	37.20%
2009	0.50%	39,875	17.064211	680,435	0.68%	36.51%
2009	0.80%	8,853	16.726211	148,077	0.68%	36.10%
2008	0.00%	4,707	12.859537	60,530	0.59%	-37.83%
2008	0.50%	28,448	12.500175	355,605	0.59%	-38.14%
2008	0.80%	7,267	12.289407	89,307	0.59%	-38.33%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2012	0.00%	7,137	7.280329	51,960	0.00%	16.45%
2012	0.50%	78,625	6.833364	537,273	0.00%	15.86%
2012	0.80%	27,812	6.578454	182,960	0.00%	15.52%
2012	1.00%	27,106	5.678189	153,913	0.00%	15.29%
2011	0.00%	7,149	6.252049	44,696	0.00%	1.10%
2011	0.50%	88,996	5.897695	524,871	0.00%	0.59%
2011	0.80%	30,607	5.694788	174,300	0.00%	0.29%
2011	1.00%	42,359	4.925320	208,632	0.00%	0.09%
2010	0.00%	5,313	6.184290	32,857	0.00%	27.46%
2010	0.50%	83,759	5.862955	491,075	0.00%	26.83%
2010	0.80%	35,769	5.678217	203,104	0.00%	26.45%
2010	1.00%	35,974	4.920789	177,020	0.00%	26.20%
2009	0.00%	5,414	4.851779	26,268	0.00%	32.61%
2009	0.50%	101,283	4.622700	468,201	0.00%	31.95%
2009	0.80%	47,057	4.490472	211,308	0.00%	31.55%
2009	1.00%	17,313	3.899260	67,508	0.00%	31.29%
2008	0.00%	8,824	3.658769	32,285	0.00%	-49.07%
2008	0.50%	100,993	3.503491	353,828	0.00%	-49.32%
2008	0.80%	55,717	3.413488	190,189	0.00%	-49.47%
2008	1.00%	9,419	2.970003	27,974	0.00%	-49.57%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2012	0.00%	4,557	10.179532	46,388	0.00%	1.80%	10/26/2012
2012	0.50%	8,166	10.170366	83,051	0.00%	1.70%	10/26/2012
2012	0.80%	3,560	10.164863	36,187	0.00%	1.65%	10/26/2012
All Asset Portfolio - Administrative Class (PMVAAA)
2012	0.50%	66,356	10.685592	709,053	5.75%	6.86%	5/1/2012
2012	0.80%	3,037	10.664248	32,387	5.75%	6.64%	5/1/2012
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2012	0.00%	2,260	13.744711	31,063	5.63%	5.50%
2012	0.50%	42,282	13.494082	570,557	5.63%	4.97%
2012	0.80%	1,719	13.345323	22,941	5.63%	4.65%
2011	0.00%	2,159	13.028098	28,128	1.99%	8.52%
2011	0.50%	56,209	12.854999	722,567	1.99%	7.98%
2011	0.80%	5,015	12.751830	63,950	1.99%	7.66%
2010	0.00%	1,029	12.004915	12,353	1.38%	9.48%
2010	0.50%	47,663	11.904770	567,417	1.38%	8.93%
2010	0.80%	2,870	11.844845	33,995	1.38%	8.60%
2009	0.00%	1,048	10.965488	11,492	0.82%	9.65%	4/30/2009
2009	0.50%	13,390	10.928657	146,335	0.82%	9.29%	4/30/2009
2009	0.80%	1,381	10.906528	15,062	0.82%	9.07%	4/30/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Low Duration Portfolio - Administrative Class (PMVLDA)
2012	0.00%	34,675	$12.447911	$431,631	1.90%	5.86%
2012	0.50%	150,562	12.220936	1,840,009	1.90%	5.33%
2012	0.80%	11,713	12.086211	141,566	1.90%	5.01%
2011	0.00%	36,471	11.759209	428,870	1.68%	1.11%
2011	0.50%	147,186	11.602960	1,707,793	1.68%	0.60%
2011	0.80%	14,960	11.509840	172,187	1.68%	0.30%
2010	0.00%	37,759	11.630295	439,148	1.65%	5.29%
2010	0.50%	148,112	11.533272	1,708,216	1.65%	4.76%
2010	0.80%	12,261	11.475215	140,698	1.65%	4.45%
2009	0.00%	9,815	11.045905	108,416	1.46%	10.46%	4/30/2009
2009	0.50%	128,861	11.008805	1,418,606	1.46%	10.09%	4/30/2009
2009	0.80%	2,513	10.986514	27,609	1.46%	9.87%	4/30/2009
Total Return Portfolio - Administrative Class (PMVTRA)
2012	0.50%	127,731	10.986175	1,403,275	2.57%	9.05%
2012	0.80%	5,884	10.930788	64,317	2.57%	8.72%
2011	0.50%	27,221	10.074350	274,234	1.29%	0.74%	4/29/2011
2011	0.80%	4,660	10.053955	46,851	1.29%	0.54%	4/29/2011
Putnam VT Growth and Income Fund - Class IB (PVGIB)
2012	0.00%	55	16.361335	900	1.72%	19.14%
2012	0.50%	5,062	15.589153	78,912	1.72%	18.54%
2012	0.80%	906	15.143447	13,720	1.72%	18.19%
2011	0.00%	60	13.733218	824	1.50%	-4.64%
2011	0.50%	4,875	13.150793	64,110	1.50%	-5.12%
2011	0.80%	931	12.813268	11,929	1.50%	-5.40%
2010	0.50%	6,980	13.859825	96,742	0.81%	13.81%
2010	0.80%	1,773	13.544607	24,015	0.81%	13.47%
2009	0.50%	3,027	12.178324	36,864	2.66%	29.16%
2009	0.80%	1,647	11.937066	19,660	2.66%	28.78%
2008	0.50%	3,157	9.428528	29,766	2.66%	-39.00%
2008	0.80%	1,820	9.269509	16,871	2.66%	-39.19%
Putnam VT International Equity Fund - Class IB (PVTIGB)
2012	0.00%	230	17.975464	4,134	2.14%	21.92%
2012	0.50%	11,969	17.127054	204,994	2.14%	21.31%
2012	0.80%	1,824	16.637352	30,347	2.14%	20.94%
2011	0.00%	238	14.744148	3,509	3.11%	-16.93%
2011	0.50%	9,922	14.118815	140,087	3.11%	-17.35%
2011	0.80%	1,807	13.756422	24,858	3.11%	-17.59%
2010	0.00%	501	17.749703	8,893	3.38%	10.03%
2010	0.50%	14,608	17.082057	249,535	3.38%	9.48%
2010	0.80%	2,288	16.693595	38,195	3.38%	9.15%
2009	0.00%	482	16.132414	7,776	0.00%	24.63%
2009	0.50%	10,114	15.603325	157,812	0.00%	24.01%
2009	0.80%	2,481	15.294248	37,945	0.00%	23.64%
2008	0.00%	482	12.943794	6,239	2.10%	-43.95%
2008	0.50%	15,376	12.582056	193,462	2.10%	-44.23%
2008	0.80%	3,303	12.369896	40,858	2.10%	-44.40%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT Voyager Fund - Class IB (PVTVB)
2012	0.00%	1,061	$17.127486	$18,172	0.38%	14.23%
2012	0.50%	19,100	16.319175	311,696	0.38%	13.66%
2012	0.80%	2,910	15.852589	46,131	0.38%	13.32%
2011	0.00%	2,304	14.994106	34,546	0.00%	-17.85%
2011	0.50%	32,398	14.358253	465,179	0.00%	-18.26%
2011	0.80%	3,611	13.989739	50,517	0.00%	-18.50%
2010	0.00%	1,600	18.251644	29,203	1.03%	20.80%
2010	0.50%	44,057	17.565173	773,869	1.03%	20.20%
2010	0.80%	3,423	17.165733	58,758	1.03%	19.84%
2009	0.00%	3,029	15.109296	45,766	0.21%	63.90%
2009	0.50%	34,997	14.613809	511,439	0.21%	63.08%
2009	0.80%	5,872	14.324349	84,113	0.21%	62.59%
2008	0.00%	2,053	9.218880	18,926	0.00%	-37.03%
2008	0.50%	1,698	8.961220	15,216	0.00%	-37.35%
2008	0.80%	150	8.810096	1,322	0.00%	-37.53%
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
2012	0.50%	794	9.717084	7,715	0.00%	-2.83%	4/27/2012
2012	0.80%	426	9.697354	4,131	0.00%	-3.03%	4/27/2012
Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)
2012	0.00%	1,028	15.427533	15,860	1.75%	17.70%
2011	0.00%	842	13.107128	11,036	0.80%	-3.05%
2010	0.00%	1,947	13.519409	26,322	0.63%	7.35%
2009	0.00%	1,851	12.593649	23,311	0.19%	48.00%
2008	0.00%	5,955	8.509083	50,672	0.76%	-51.77%
2008	0.50%	19,612	8.271175	162,214	0.76%	-52.01%
2008	0.80%	3,970	8.131642	32,283	0.76%	-52.15%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.00%	2,666	11.315697	30,168	0.00%	41.79%
2009	0.50%	89,247	11.054670	986,596	0.00%	41.08%
2009	0.80%	3,347	10.900900	36,485	0.00%	40.66%
2008	0.00%	4,116	7.980543	32,848	0.10%	-42.65%
2008	0.50%	59,543	7.835510	466,550	0.10%	-42.94%
2008	0.80%	3,499	7.749732	27,116	0.10%	-43.11%
Equity Income Portfolio - II (TREI2)
2009	0.00%	5,619	10.380043	58,325	1.76%	25.25%
2009	0.50%	108,382	10.140580	1,099,056	1.76%	24.63%
2009	0.80%	12,364	9.999548	123,634	1.76%	24.25%
2008	0.00%	5,181	8.287351	42,937	2.16%	-36.26%
2008	0.50%	94,290	8.136757	767,215	2.16%	-36.58%
2008	0.80%	15,819	8.047714	127,307	2.16%	-36.77%
Health Sciences Portfolio - II (TRHS2)
2012	0.00%	15,998	15.380592	246,059	0.00%	31.00%
2012	0.50%	114,233	15.177218	1,733,739	0.00%	30.34%
2012	0.80%	19,506	15.056482	293,692	0.00%	29.95%
2011	0.00%	2,592	11.741045	30,433	0.00%	10.39%
2011	0.50%	53,213	11.643960	619,610	0.00%	9.84%
2011	0.80%	7,084	11.586088	82,076	0.00%	9.51%
2010	0.50%	16,581	10.601232	175,779	0.00%	6.01%	5/3/2010
2010	0.80%	347	10.580168	3,671	0.00%	5.80%	5/3/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Limited-Term Bond Portfolio - II (TRLT2)
2012	0.00%	10,329	$12.852172	$132,750	1.90%	2.44%
2011	0.00%	6,793	12.545962	85,225	2.15%	1.16%
2010	0.00%	6,647	12.402084	82,437	2.28%	2.86%
2009	0.00%	2,944	12.056984	35,496	3.37%	7.35%
2008	0.00%	3,811	11.230967	42,801	3.77%	1.31%
2008	0.50%	129,334	11.026485	1,426,099	3.77%	0.80%
2008	0.80%	2,934	10.905102	31,996	3.77%	0.50%
VIP Trust - Global Bond Fund: Initial Class (VWBF)
2012	0.00%	5,549	25.595762	142,031	2.29%	5.55%
2012	0.50%	24,266	32.810536	796,180	2.29%	5.02%
2012	0.80%	8,173	28.864790	235,912	2.29%	4.71%
2012	1.00%	31,066	20.890316	648,979	2.29%	4.50%
2012	1.30%	34	28.346804	964	2.29%	4.18%
2011	0.00%	6,926	24.249965	167,955	7.78%	8.14%
2011	0.50%	29,106	31.241583	909,318	7.78%	7.60%
2011	0.80%	10,022	27.567293	276,279	7.78%	7.28%
2011	1.00%	37,712	19.991316	753,913	7.78%	7.07%
2010	0.00%	6,589	22.424677	147,756	3.73%	6.20%
2010	0.50%	31,573	29.034421	916,704	3.73%	5.67%
2010	0.80%	10,759	25.696459	276,468	3.73%	5.35%
2010	1.00%	39,005	18.671817	728,294	3.73%	5.14%
2009	0.00%	7,706	21.116276	162,722	3.78%	5.98%
2009	0.50%	56,273	27.477379	1,546,235	3.78%	5.45%
2009	0.80%	12,645	24.391466	308,430	3.78%	5.14%
2009	1.00%	45,114	17.759052	801,182	3.78%	4.93%
2008	0.00%	8,784	19.924512	175,017	8.29%	3.61%
2008	0.50%	70,651	26.056562	1,840,922	8.29%	3.09%
2008	0.80%	17,432	23.199721	404,418	8.29%	2.78%
2008	1.00%	45,106	16.925172	763,427	8.29%	2.58%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2012	0.00%	33,427	29.420205	983,429	0.00%	29.81%
2012	0.50%	156,688	27.006103	4,231,532	0.00%	29.16%
2012	0.80%	26,610	25.880034	688,668	0.00%	28.77%
2012	1.00%	19,965	29.286403	584,703	0.00%	28.51%
2011	0.00%	45,284	22.664458	1,026,337	1.14%	-25.74%
2011	0.50%	170,495	20.909178	3,564,910	1.14%	-26.11%
2011	0.80%	29,321	20.097645	589,283	1.14%	-26.33%
2011	1.00%	30,102	22.788544	685,981	1.14%	-26.48%
2010	0.00%	49,317	30.519227	1,505,117	0.60%	26.84%
2010	0.50%	218,234	28.296732	6,175,309	0.60%	26.21%
2010	0.80%	36,181	27.280173	987,024	0.60%	25.83%
2010	1.00%	55,809	30.994649	1,729,780	0.60%	25.58%
2009	0.00%	56,278	24.061426	1,354,129	0.15%	113.17%
2009	0.50%	227,315	22.420831	5,096,591	0.15%	112.11%
2009	0.80%	40,628	21.680199	880,823	0.15%	111.48%
2009	1.00%	45,255	24.681404	1,116,957	0.15%	111.06%
2008	0.00%	56,089	11.287193	633,087	0.00%	-64.78%
2008	0.50%	227,426	10.570206	2,403,940	0.00%	-64.96%
2008	0.80%	58,189	10.251688	596,535	0.00%	-65.06%
2008	1.00%	21,025	11.694155	245,870	0.00%	-65.13%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2012	0.00%	19,950	$37.445535	$747,038	0.59%	3.39%
2012	0.50%	100,766	51.332730	5,172,594	0.59%	2.87%
2012	0.80%	15,442	59.904317	925,042	0.59%	2.56%
2012	1.00%	33,842	36.891599	1,248,485	0.59%	2.36%
2011	0.00%	26,799	36.218953	970,632	1.22%	-16.45%
2011	0.50%	121,930	49.900813	6,084,406	1.22%	-16.87%
2011	0.80%	18,243	58.408750	1,065,551	1.22%	-17.12%
2011	1.00%	47,335	36.042787	1,706,085	1.22%	-17.28%
2010	0.00%	29,117	43.350096	1,262,225	0.39%	29.23%
2010	0.50%	140,153	60.024884	8,412,668	0.39%	28.59%
2010	0.80%	21,900	70.469849	1,543,290	0.39%	28.21%
2010	1.00%	53,240	43.572420	2,319,796	0.39%	27.95%
2009	0.00%	33,188	33.543671	1,113,247	0.25%	57.54%
2009	0.50%	158,845	46.678903	7,414,710	0.25%	56.75%
2009	0.80%	23,299	54.965986	1,280,653	0.25%	56.28%
2009	1.00%	74,591	34.054133	2,540,132	0.25%	55.97%
2008	0.00%	31,247	21.292768	665,335	0.27%	-46.12%
2008	0.50%	155,614	29.779289	4,634,074	0.27%	-46.39%
2008	0.80%	25,576	35.171514	899,547	0.27%	-46.56%
2008	1.00%	52,929	21.834128	1,155,659	0.27%	-46.66%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2012	0.00%	12,697	14.380435	182,588	1.16%	19.18%
2012	0.50%	170,634	14.119186	2,409,213	1.16%	18.58%
2012	0.80%	19,979	13.964683	279,000	1.16%	18.22%
2011	0.00%	23,924	12.066588	288,681	1.03%	-7.21%
2011	0.50%	154,370	11.906878	1,838,065	1.03%	-7.67%
2011	0.80%	20,266	11.812045	239,383	1.03%	-7.94%
2010	0.00%	24,462	13.003550	318,093	1.17%	8.67%
2010	0.50%	135,882	12.895656	1,752,288	1.17%	8.13%
2010	0.80%	18,587	12.831331	238,496	1.17%	7.81%
2009	0.00%	7,118	11.965580	85,171	0.07%	19.66%	5/1/2009
2009	0.50%	91,769	11.925721	1,094,411	0.07%	19.26%	5/1/2009
2009	0.80%	6,426	11.901851	76,481	0.07%	19.02%	5/1/2009
Variable Insurance Portfolios - High Income (WRHIP)
2012	0.50%	64,758	10.873621	704,154	0.00%	8.74%	5/1/2012
2012	0.80%	6,632	10.851908	71,970	0.00%	8.52%	5/1/2012
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2012	0.50%	16,373	10.122465	165,735	0.00%	1.22%	5/1/2012
2012	0.80%	497	10.102240	5,021	0.00%	1.02%	5/1/2012

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Discovery Fund (SVDF)
2012	0.00%	3,369	$36.365713	$122,516	0.00%	17.74%
2012	1.00%	19,854	23.300886	462,616	0.00%	16.56%
2012	1.30%	44	48.207298	2,121	0.00%	16.21%
2011	0.00%	3,336	30.887729	103,041	0.00%	0.42%
2011	1.00%	26,660	19.990260	532,940	0.00%	-0.57%
2010	0.00%	3,906	30.757646	120,139	0.00%	35.54%
2010	1.00%	22,839	20.105763	459,196	0.00%	34.20%
2009	0.00%	3,962	22.692436	89,907	0.00%	40.30%
2009	1.00%	20,769	14.982478	311,171	0.00%	38.91%
2008	0.00%	11,945	16.173785	193,196	0.00%	-44.36%
2008	0.50%	133,624	25.136864	3,358,888	0.00%	-44.63%
2008	0.80%	35,861	24.548248	880,325	0.00%	-44.80%
2008	1.00%	23,353	10.785912	251,883	0.00%	-44.91%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2012	0.00%	13,164	38.848890	511,407	0.10%	15.52%
2012	0.50%	409	70.983886	29,032	0.10%	14.94%
2012	0.80%	133	68.495126	9,110	0.10%	14.60%
2012	1.00%	66,443	15.698476	1,043,054	0.10%	14.37%
2012	1.30%	35	61.769399	2,162	0.10%	14.03%
2011	0.00%	14,523	33.629016	488,394	0.14%	-5.52%
2011	0.50%	411	61.754991	25,381	0.14%	-5.99%
2011	0.80%	133	59.769284	7,949	0.14%	-6.27%
2011	1.00%	70,223	13.726081	963,887	0.14%	-6.46%
2010	0.00%	17,519	35.593435	623,561	0.74%	23.76%
2010	0.50%	413	65.689479	27,130	0.74%	23.14%
2010	0.80%	139	63.767991	8,864	0.74%	22.77%
2010	1.00%	90,876	14.673656	1,333,483	0.74%	22.53%
2009	0.00%	21,340	28.761168	613,763	0.00%	47.74%
2009	0.50%	416	53.345920	22,192	0.00%	47.00%
2009	0.80%	145	51.940893	7,531	0.00%	46.56%
2009	1.00%	112,638	11.976020	1,348,955	0.00%	46.27%
2008	0.00%	47,683	19.467920	928,289	1.89%	-40.10%
2008	0.50%	285,615	36.289861	10,364,929	1.89%	-40.40%
2008	0.80%	117,513	35.440201	4,164,684	1.89%	-40.58%
2008	1.00%	137,269	8.187802	1,123,931	1.89%	-40.69%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2012	0.00%	141	17.223573	2,429	0.00%	7.87%
2012	0.50%	15,807	16.910692	267,307	0.00%	7.33%
2012	0.80%	4,080	16.725680	68,241	0.00%	7.01%
2011	0.00%	144	15.966729	2,299	0.00%	-4.60%
2011	0.50%	25,486	15.755473	401,544	0.00%	-5.07%
2011	0.80%	5,183	15.630041	81,011	0.00%	-5.36%
2010	0.00%	147	16.735960	2,460	0.00%	26.77%
2010	0.50%	39,483	16.597168	655,306	0.00%	26.14%
2010	0.80%	5,084	16.514425	83,959	0.00%	25.76%
2009	0.00%	101	13.201660	1,333	0.00%	32.02%	5/1/2009
2009	0.50%	8,394	13.157716	110,446	0.00%	31.58%	5/1/2009
2009	0.80%	2,262	13.131409	29,703	0.00%	31.31%	5/1/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.00%	634	$10.352942	$6,564	0.00%	-8.81%
2011	0.50%	29,181	10.267311	299,610	0.00%	-9.26%
2011	0.80%	2,499	10.216274	25,530	0.00%	-9.53%
2010	0.00%	124	11.352948	1,408	0.00%	13.53%	5/3/2010
2010	0.50%	33,970	11.315395	384,384	0.00%	13.15%	5/3/2010
2010	0.80%	2,165	11.292929	24,449	0.00%	12.93%	5/3/2010
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.00%	12,274	10.783470	132,356	0.35%	-32.33%
2011	0.50%	327,060	10.482039	3,428,256	0.35%	-32.67%
2011	0.80%	56,163	10.305239	578,773	0.35%	-32.87%
2010	0.00%	20,565	15.936367	327,731	0.52%	25.03%
2010	0.50%	397,289	15.568534	6,185,207	0.52%	24.41%
2010	0.80%	72,914	15.351937	1,119,371	0.52%	24.03%
2009	0.00%	13,452	12.746144	171,461	0.43%	79.07%
2009	0.50%	382,278	12.514261	4,783,927	0.43%	78.18%
2009	0.80%	69,416	12.377175	859,174	0.43%	77.65%
2008	0.00%	13,505	7.117893	96,127	2.89%	-52.21%
2008	0.50%	335,798	7.023415	2,358,449	2.89%	-52.45%
2008	0.80%	67,272	6.967336	468,707	2.89%	-52.59%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.00%	975	12.681863	12,365	0.11%	-7.91%
2011	0.50%	1,186	12.144062	14,403	0.11%	-8.37%
2011	0.80%	332	11.832421	3,928	0.11%	-8.64%
2010	0.00%	1,644	13.771185	22,640	0.79%	15.49%
2010	0.50%	6,473	13.253190	85,788	0.79%	14.91%
2010	0.80%	344	12.951815	4,455	0.79%	14.57%
2009	0.00%	2,297	11.924271	27,390	0.62%	21.08%
2009	0.50%	4,175	11.533213	48,151	0.62%	20.47%
2009	0.80%	395	11.304770	4,465	0.62%	20.11%
2008	0.00%	681	9.848393	6,707	0.00%	-42.49%
2008	0.50%	5,870	9.573139	56,194	0.00%	-42.78%
2008	0.80%	605	9.411708	5,694	0.00%	-42.95%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.00%	1,934	17.690502	34,213	0.00%	-7.16%
2011	0.50%	5,587	16.940285	94,645	0.00%	-7.62%
2011	0.80%	2,090	16.505466	34,496	0.00%	-7.90%
2010	0.00%	2,574	19.054589	49,047	0.00%	18.78%
2010	0.50%	5,657	18.337860	103,737	0.00%	18.19%
2010	0.80%	2,177	17.920764	39,014	0.00%	17.83%
2009	0.00%	3,822	16.042234	61,313	0.00%	42.37%
2009	0.50%	8,616	15.516104	133,687	0.00%	41.66%
2009	0.80%	2,761	15.208702	41,991	0.00%	41.24%
2008	0.00%	3,277	11.267930	36,925	0.00%	-47.03%
2008	0.50%	9,085	10.952988	99,508	0.00%	-47.29%
2008	0.80%	3,567	10.768244	38,410	0.00%	-47.45%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.50%	5,296	12.257318	64,915	7.07%	7.70%
2010	0.80%	546	12.196157	6,659	7.07%	7.38%
2009	0.50%	2,998	11.381006	34,120	3.82%	13.81%	5/1/2009
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (obsolete) (NVAGF6)
2010	0.00%	905	12.305369	11,136	5.31%	7.76%
2009	0.00%	939	11.419762	10,723	3.79%	14.20%	5/1/2009
Clover Value Fund II - Primary Shares (obsolete) (FALF)
2009	0.50%	3,849	11.259563	43,338	2.05%	14.14%
2009	0.80%	83	11.036543	916	2.05%	13.80%
2008	0.50%	8,553	9.864306	84,369	1.80%	-34.12%
2008	0.80%	81	9.697968	786	1.80%	-34.32%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Credit Suisse Trust- International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.00%	27,655	$11.345188	$313,751	0.10%	12.23%
2010	0.50%	19,635	11.285605	221,593	0.10%	11.67%
2010	0.80%	6,394	11.250005	71,933	0.10%	11.34%
2010	1.00%	23,244	11.226333	260,945	0.10%	11.12%
2009	0.00%	36,441	10.108851	368,377	0.00%	1.09%	12/11/2009
2009	0.50%	23,959	10.106089	242,132	0.00%	1.06%	12/11/2009
2009	0.80%	6,772	10.104432	68,427	0.00%	1.04%	12/11/2009
2009	1.00%	30,169	10.103328	304,807	0.00%	1.03%	12/11/2009
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	0.00%	11,222	17.873386	200,575	3.74%	8.01%
2009	0.50%	22,312	17.201149	383,792	3.74%	7.47%
2009	0.80%	4,599	16.809985	77,309	3.74%	7.15%
2009	1.00%	13,437	16.554172	222,438	3.74%	6.93%
2008	0.00%	18,550	16.548066	306,967	3.10%	-32.94%
2008	0.50%	25,030	16.005503	400,618	3.10%	-33.27%
2008	0.80%	14,161	15.688527	222,165	3.10%	-33.47%
2008	1.00%	14,089	15.480718	218,108	3.10%	-33.61%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.50%	5,113	14.811453	75,731	0.94%	10.81%
2009	0.50%	5,406	13.366903	72,261	0.74%	33.67%	5/1/2009
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.00%	3,739	2.908819	10,876	11.87%	-1.88%
2011	0.50%	16,503	2.841668	46,896	11.87%	-2.37%
2011	0.80%	8,693	2.802120	24,359	11.87%	-2.66%
2010	0.00%	3,857	2.964546	11,434	7.14%	14.68%
2010	0.50%	43,908	2.910601	127,799	7.14%	14.11%
2010	0.80%	7,579	2.878683	21,818	7.14%	13.77%
2009	0.00%	3,525	2.584961	9,112	0.00%	26.75%
2009	0.50%	51,883	2.550630	132,334	0.00%	26.12%
2009	0.80%	6,895	2.530249	17,446	0.00%	25.74%
2008	0.00%	1,322	2.039384	2,696	5.94%	-78.89%
2008	0.50%	19,624	2.022384	39,687	5.94%	-79.00%
2008	0.80%	4,411	2.012256	8,876	5.94%	-79.06%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.00%	6,730	4.084054	27,486	9.44%	-2.34%
2011	0.50%	5,992	3.910839	23,434	9.44%	-2.82%
2011	0.80%	1,889	3.810426	7,198	9.44%	-3.11%
2010	0.00%	6,482	4.181802	27,106	6.51%	14.81%
2010	0.50%	8,401	4.024459	33,809	6.51%	14.24%
2010	0.80%	2,311	3.932889	9,089	6.51%	13.90%
2009	0.00%	7,571	3.642267	27,576	0.00%	25.32%
2009	0.50%	9,956	3.522783	35,073	0.00%	24.69%
2009	0.80%	2,712	3.452973	9,364	0.00%	24.32%
2008	0.00%	6,661	2.906468	19,360	8.31%	-78.67%
2008	0.50%	13,066	2.825197	36,914	8.31%	-78.78%
2008	0.80%	3,640	2.777517	10,110	8.31%	-78.84%
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.00%	49,413	10.593841	523,473	1.70%	-41.03%
2008	0.50%	212,070	11.620666	2,464,395	1.70%	-41.33%
2008	0.80%	62,405	11.295534	704,898	1.70%	-41.51%
2008	1.00%	33,081	7.531248	249,141	1.70%	-41.62%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
International Equity Flex II Portfolio (obsolete) (WVCP)
2009	0.50%	5	$10.887915	$54	2.83%	29.85%
2009	0.80%	29	10.529632	305	2.83%	29.48%
2008	0.00%	8,201	8.953554	73,428	1.73%	-46.75%
2008	0.50%	19,954	8.384838	167,311	1.73%	-47.02%
2008	0.80%	7,287	8.132149	59,259	1.73%	-47.18%
2008	1.00%	8,593	3.649703	31,362	1.73%	-47.28%
INTECH Risk-Managed Core Portfolio - Service Shares (obsolete) (JARLCS)
2009	0.00%	831	14.723271	12,235	0.97%	22.55%
2008	0.00%	975	12.013653	11,713	0.70%	-36.24%
2008	0.50%	5,976	11.677947	69,787	0.70%	-36.56%
2008	0.80%	1,353	11.481055	15,534	0.70%	-36.75%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.00%	5,927	10.283025	60,947	1.19%	1.28%
2009	0.50%	21,405	10.096031	216,106	1.19%	0.78%
2009	0.80%	1,673	9.985463	16,706	1.19%	0.48%
2008	0.00%	7,008	10.152569	71,149	1.51%	-0.86%
2008	0.50%	15,633	10.017981	156,611	1.51%	-1.36%
2008	0.80%	2,291	9.938077	22,768	1.51%	-1.65%
NVIT Global Financial Services Fund - Class I (obsolete) (GVGF1)
2009	0.00%	4,227	13.889643	58,712	1.17%	31.75%
2009	0.50%	24,715	13.366897	330,363	1.17%	31.10%
2009	0.80%	3,898	13.062701	50,918	1.17%	30.70%
2009	1.00%	7,696	12.863780	99,000	1.17%	30.44%
2008	0.00%	4,535	10.542078	47,808	1.83%	-46.27%
2008	0.50%	16,943	10.196244	172,755	1.83%	-46.54%
2008	0.80%	6,792	9.994191	67,881	1.83%	-46.70%
2008	1.00%	8,903	9.861725	87,799	1.83%	-46.81%
NVIT Health Sciences Fund - Class I (obsolete) (GVGH1)
2009	0.00%	1,969	13.810897	27,194	0.30%	19.16%
2009	0.50%	4,346	13.291259	57,764	0.30%	18.57%
2009	0.80%	905	12.988959	11,755	0.30%	18.21%
2009	1.00%	6,585	12.791190	84,230	0.30%	17.98%
2008	0.00%	2,092	11.589966	24,246	0.29%	-25.21%
2008	0.50%	6,829	11.209779	76,552	0.29%	-25.59%
2008	0.80%	1,704	10.987732	18,723	0.29%	-25.81%
2008	1.00%	22,174	10.842090	240,413	0.29%	-25.96%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.00%	8,049	11.124833	89,544	0.29%	19.11%
2009	0.50%	31,770	10.868248	345,284	0.29%	18.52%
2009	0.80%	1,899	10.717146	20,352	0.29%	18.16%
2008	0.00%	9,167	9.339799	85,618	0.28%	-25.23%
2008	0.50%	52,395	9.170101	480,467	0.28%	-25.61%
2008	0.80%	3,498	9.069777	31,726	0.28%	-25.83%
NVIT Leaders Fund - Class I (obsolete) (GVUS1)
2009	0.00%	3,522	12.049802	42,439	0.79%	33.79%
2009	0.50%	5,347	11.596383	62,006	0.79%	33.12%
2009	0.80%	1,533	11.332557	17,373	0.79%	32.72%
2009	1.00%	216	11.160018	2,411	0.79%	32.46%
2008	0.00%	4,220	9.006647	38,008	0.78%	-49.91%
2008	0.50%	26,001	8.711189	226,500	0.78%	-50.16%
2008	0.80%	2,524	8.538594	21,551	0.78%	-50.31%
2008	1.00%	1,246	8.425426	10,498	0.78%	-50.41%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	15,105	4.097736	61,896	0.00%	-46.11%
2008	0.50%	73,346	3.923801	287,795	0.00%	-46.38%
2008	0.80%	17,878	3.822964	68,347	0.00%	-46.54%
2008	1.00%	19,961	3.514695	70,157	0.00%	-46.65%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.00%	1,823	$3.325931	$6,063	0.00%	52.47%
2009	0.50%	43,071	3.175501	136,772	0.00%	51.71%
2009	0.80%	6,450	3.088555	19,921	0.00%	51.25%
2009	1.00%	50,209	2.946550	147,943	0.00%	50.95%
2008	0.00%	2,006	2.181418	4,376	0.00%	-48.57%
2008	0.50%	49,323	2.093189	103,242	0.00%	-48.83%
2008	0.80%	22,045	2.041986	45,016	0.00%	-48.98%
2008	1.00%	18,399	1.951999	35,915	0.00%	-49.08%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.00%	4,024	12.888766	51,864	0.00%	52.44%
2009	0.50%	27,463	12.591433	345,799	0.00%	51.68%
2009	0.80%	4,272	12.416314	53,042	0.00%	51.23%
2008	0.00%	635	8.454726	5,369	0.00%	-48.59%
2008	0.50%	20,999	8.301071	174,314	0.00%	-48.84%
2008	0.80%	5,426	8.210206	44,549	0.00%	-49.00%
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	0.00%	3,678	14.212216	52,273	0.00%	25.84%
2009	0.50%	26,597	13.677495	363,780	0.00%	25.21%
2009	0.80%	4,858	13.366367	64,934	0.00%	24.84%
2008	0.00%	9,519	11.293974	107,507	0.00%	-41.29%
2008	0.50%	28,348	10.923540	309,661	0.00%	-41.58%
2008	0.80%	6,758	10.707131	72,359	0.00%	-41.76%
2008	1.00%	2,565	10.565207	27,100	0.00%	-41.88%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.00%	40,705	13.231673	538,595	0.15%	14.46%
2010	0.50%	231,659	17.541110	4,063,556	0.15%	13.89%
2010	0.80%	85,337	16.948037	1,446,295	0.15%	13.55%
2010	1.00%	44,938	6.626564	297,785	0.15%	13.32%
2009	0.00%	48,415	11.560237	559,689	1.14%	24.67%
2009	0.50%	261,548	15.402040	4,028,373	1.14%	24.04%
2009	0.80%	91,575	14.925949	1,366,844	1.14%	23.67%
2009	1.00%	50,084	5.847611	292,872	1.14%	23.43%
2008	0.00%	85,320	9.272942	791,167	0.08%	-34.60%
2008	0.50%	271,597	12.416573	3,372,304	0.08%	-34.92%
2008	0.80%	107,043	12.068936	1,291,895	0.08%	-35.12%
2008	1.00%	58,869	4.737770	278,908	0.08%	-35.25%

2012	Contract owners equity:				$598,222,370
2011	Contract owners equity:				$589,437,248
2010	Contract owners equity:				$678,977,225
2009	Contract owners equity:				$647,741,695
2008	Contract owners equity:				$566,826,718

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2012. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, in 2012 the Company changed its method of accounting for insurance contract acquisition costs and applied the new method retrospectively.

/s/ KPMG LLP

Columbus, Ohio

March 1, 2013

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Revenues
Policy charges	$1,670	$1,506	$1,399
Premiums	635	531	484
Net investment income	1,825	1,844	1,825
Net realized investment gains (losses)	350	(1,609)	(236)
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(67)	(162)	(394)
Non-credit portion of loss recognized in other comprehensive income	36	95	174
Net other-than-temporary impairment losses recognized in operations	(31)	(67)	(220)
Other revenues	7	3	2

Total revenues	$4,456	$2,208	$3,254

Benefits and expenses
Interest credited to policyholder account values	$1,038	$1,033	$1,056
Benefits and claims	1,227	1,062	873
Policyholder dividends	54	67	78
Amortization of deferred policy acquisition costs	575	65	299
Interest expense	68	70	55
Other expenses, net of deferrals	795	760	722

Total benefits and expenses	$3,757	$3,057	$3,083

Income (loss) before federal income taxes and noncontrolling interests	$699	$(849)	$171
Federal income tax expense (benefit)	99	(427)	12

Net income (loss)	$600	$(422)	$159
Less: Loss attributable to noncontrolling interest, net of tax	(61)	(56)	(60)

Net income (loss) attributable to Nationwide Life Insurance Company	$661	$(366)	$219

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Net income (loss)	$600	$(422)	$159

Other comprehensive income, net of tax
Changes in:
Net unrealized gains on available-for-sale securities	571	317	600
Net unrealized (losses) gains on derivatives used in cash flow hedging relationships	(5)	12	18

Total other comprehensive income, net of tax	$566	$329	$618

Total comprehensive income (loss)	$1,166	$(93)	$777

Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(61)	(56)	(60)

Total comprehensive income (loss) attributable to Nationwide Life Insurance Company	$1,227	$(37)	$837

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2012	2011
		(As Adjusted)
Assets
Investments
Fixed maturity securities, available-for-sale	$31,811	$29,201
Mortgage loans, net of allowance	5,827	5,748
Policy loans	980	1,008
Short-term investments	1,034	1,125
Other investments	639	586

Total investments	$40,291	$37,668
Cash and cash equivalents	62	49
Accrued investment income	566	560
Deferred policy acquisition costs	3,249	3,487
Value of business acquired	224	238
Goodwill	200	200
Other assets	4,138	4,590
Separate account assets	71,440	65,194

Total assets	$120,170	$111,986

Liabilities and equity
Liabilities
Future policy benefits and claims	$36,154	$35,252
Short-term debt	300	777
Long-term debt	1,038	991
Other liabilities	4,507	4,230
Separate account liabilities	71,440	65,194

Total liabilities	$113,439	$106,444

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	3,410	2,789
Accumulated other comprehensive income	1,252	686

Total shareholder’s equity	$6,384	$5,197
Noncontrolling interest	347	345

Total equity	$6,731	$5,542

Total liabilities and equity	$120,170	$111,986

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non-controlling interest	Total equity
Balance as of December 31, 2009	$4	$1,718	$3,510	$(266)	$4,966	$351	$5,317
Cumulative effect of adoption of accounting principle	$—	$—	$(565)	$(4)	$(569)	$—	$(569)

Adjusted balance as of December 31, 2009	$4	$1,718	$2,945	$(270)	$4,397	$351	$4,748
Cumulative effect of adoption of accounting principle	—	—	(9)	9	—	46	46
Comprehensive income (loss):
Net income (loss)	—	—	219	—	219	(60)	159
Other comprehensive income	—	—	—	618	618	—	618

Total comprehensive income (loss)	—	—	219	618	837	(60)	777
Change in noncontrolling interest	—	—	—	—	—	18	18

Balance as of December 31, 2010	$4	$1,718	$3,155	$357	$5,234	$355	$5,589
Comprehensive (loss) income:
Net loss	—	—	(366)	—	(366)	(56)	(422)
Other comprehensive income	—	—	—	329	329	—	329

Total comprehensive (loss) income	—	—	(366)	329	(37)	(56)	(93)
Change in noncontrolling interest	—	—	—	—	—	46	46

Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	—	—	661	566	1,227	(61)	1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Cash flows from operating activities:
Net income (loss)	$600	$(422)	$159
Adjustments to net income (loss):
Net realized investment (gains) losses	(350)	1,609	236
Net other-than-temporary impairment losses recognized in earnings	31	67	220
Interest credited to policyholder account values	1,038	1,033	1,056
Capitalization of deferred policy acquisition costs	(470)	(604)	(501)
Amortization of deferred policy acquisition costs	575	65	299
Amortization and depreciation	80	48	(2)
Deferred tax expense (benefit)	243	(482)	103
Changes in:
Policy liabilities	(548)	(608)	(579)
Derivatives, net	(490)	(364)	(254)
Other, net	(84)	(265)	(51)

Net cash provided by operating activities	$625	$77	$686

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$2,909	$2,705	$3,251
Proceeds from sales of available-for-sale securities	796	1,585	2,168
Purchases of available-for-sale securities	(5,167)	(6,176)	(5,910)
Proceeds from repayments of mortgage loans	1,048	1,124	996
Issuance and purchases of mortgage loans	(1,114)	(751)	(373)
Net decrease (increase) in short-term investments	98	(61)	(44)
Collateral (paid) received, net	(208)	359	(23)
Other, net	(12)	104	(29)

Net cash (used in) provided by investing activities	$(1,650)	$(1,111)	$36

Cash flows from financing activities:
Net change in short-term debt	$(477)	$477	$150
Proceeds from issuance of long-term debt	13	13	272
Cash dividend paid to Nationwide Financial Services, Inc.	(40)	—	—
Investment and universal life insurance product deposits	5,566	5,314	4,540
Investment and universal life insurance product withdrawals	(4,063)	(5,024)	(5,405)
Other, net	39	(34)	9

Net cash provided by (used in) financing activities	$1,038	$746	$(434)

Net increase (decrease) in cash and cash equivalents	$13	$(288)	$288
Cash and cash equivalents, beginning of period	49	337	49

Cash and cash equivalents, end of period	$62	$49	$337

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC”, or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2012 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and Nationwide Investment Services Corporation (“NISC”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

As of December 31, 2012 and 2011, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions and also certain other investments, are reported using the equity method.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Revenues and Benefits

Investment and universal life insurance products. Investment products are long duration contracts which are not subject to significant mortality (the relative incidence of death in a given time) or morbidity (the relative incidence of disability resulting from disease or physical impairment) risk. These include individual and group variable and fixed deferred annuities in the accumulation phase and certain annuities without life contingencies. Universal life insurance products include long duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies as the policy accrued account balance, which represents participants’ net deposits plus investment performance and interest credited less applicable contract charges.

The Company offers certain universal life insurance, variable universal life insurance and variable annuity products with secondary guarantees, guaranteed minimum death benefits (“GMDB”), and guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC, value of business acquired (“VOBA”) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for a discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) are living benefit guarantees which represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible), efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes) and non-performance risk (the risk that the liability will not be fulfilled and affects the value at which the liability is transferred). The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions during the second quarter. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses discounted using weighted average interest rates of 5.6% with a provision for adverse deviation.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2012 and 2011, 86% and 84%, respectively, of fixed maturity securities were priced using independent pricing services.

A corporate pricing matrix or an internally developed pricing model is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. The Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value at least annually. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other. Mortgage loans are carried at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Loans with deteriorating credit fundamentals are identified through special surveillance procedures and are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific impairment reserve charges are recorded in other-than-temporary impairment losses. In the event a loan-specific impairment reserve charge is reversed, the recovery is recorded in other-than-temporary impairment losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve charges are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships, customer bank loans, equity securities, capital stock with the Federal Home Loan Bank of Cincinnati (“FHLB”) and trading securities.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or short-term investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE.

The majority of the VIEs consolidated by the Company are related to guarantees provided to limited partners related to the amount of tax credits that will be generated by the Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary as well as the corresponding noncontrolling interests are recorded in the accompanying consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Income (loss) attributable to noncontrolling interests is excluded from the net income (loss) attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s investments, indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value. These instruments are classified with the lowest priority in the fair value hierarchy. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives. These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years. The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its fair value measurements into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company categorizes assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (“Provident”) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in AOCI. This adjustment to VOBA represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2012 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2012 (5% in 2011 and 2010), 40% of the number of life insurance policies in force in 2012 (42% in 2011 and 45% in 2010). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Change in Accounting Principle

In October 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-26, which amends FASB Accounting Standards Codification (“ASC”) 944, Financial Services – Insurance. The amended guidance modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance and investment contracts. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition of new or renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance. The Company adopted this guidance retrospectively, effective January 1, 2012, which resulted in a reduction to total equity of $569 million, net of taxes, as of December 31, 2009.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company adjusted the presentation of its consolidated financial statements and accompanying notes for all periods presented, to reflect the retrospective adoption of this change in accounting principle.

The following tables summarize the impact of the retrospective change in accounting principle on the consolidated statements of operations for the periods indicated:

	Year ended December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$76	$65	$11
Other expenses, net of deferrals	$620	$760	$(140)
Federal income tax benefit	$(382)	$(427)	$45
Net loss attributable to Nationwide Life Insurance Company	$(282)	$(366)	$(84)

	Year ended December 31, 2010
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$396	$299	$97
Other expenses, net of deferrals	$592	$722	$(130)
Federal income tax expense	$24	$12	$12
Net income attributable to Nationwide Life Insurance Company	$240	$219	$(21)

The following table summarizes the impact of the retrospective change in accounting principle on the consolidated balance sheet as of the date indicated:

	December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Deferred policy acquisition costs	$4,425	$3,487	$(938)
Other assets[1]	$4,348	$4,590	$242
Other liabilities[1]	$4,316	$4,230	$(86)
Retained earnings	$3,459	$2,789	$(670)
Accumulated other comprehensive income[2]	$626	$686	$60

[1]	Change relates to the Company’s net deferred tax liability position moving to a net deferred tax asset on the consolidated balance sheets.
[2]	Represents the adjustments to DAC related to unrealized gains and losses on securities available-for-sale.

Subsequent Events

The Company evaluated subsequent events through March 1, 2013, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2012, the Company adopted ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On January 1, 2012, the Company adopted ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. The Company elected two separate but consecutive statements of operations and comprehensive income and adopted ASU 2011-05 retrospectively.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting. The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets. The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity. This guidance changes the consolidation guidance applicable to a VIE. It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

Pending Accounting Standards

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting. The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. In January 2013, the FASB issued ASU 2013-01, which clarifies the scope of these disclosures. The Company will adopt both ASUs retrospectively for interim and annual periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosures only and will have no impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which amends FASB ASC 220, Comprehensive Income. The amended guidance requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by significant component. For significant amounts reclassified into net income in their entirety in the same reporting period, the amended guidance also requires entities to present or disclose the effect of these reclassifications on line items of net income. The amendments are effective prospectively for the Company’s annual and interim periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosure and may impact the presentation of the Company’s consolidated financial statements.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts. Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s Lifetime Income product, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration. Lifetime Income is the only living benefit guarantee offered on new variable annuity contract sales.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2012				December 31, 2011
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
GMDB:
Return of net deposits	$836	$14,963	$24	64	$999	$11,749	$175	63
Minimum return or anniversary contract value	2,048	29,787	561	68	2,233	28,754	1,882	67

Total GMDB	$2,884	$44,750	$585	66	$3,232	$40,503	$2,057	66

GMAB Return of net deposits	$165	$3,230	$12	64	$342	$4,138	$149	65
GLWB Minimum return or anniversary contract value	$128	$22,031	$613	65	$380	$17,533	$573	65
GMIB Minimum return or anniversary contract value	$49	$514	$1	65	$50	$556	$1	65

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the reserve balances for variable annuity contracts with guarantees, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
GLWB	$600	$1,624
GMAB	$57	$218
GMDB	$65	$80
GMIB	$2	$3

Paid claims for GMDBs were $30 million and $40 million for the years ended December 31, 2012 and 2011, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2012 and 2011.

The following table summarizes account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Mutual funds:
Bond	$5,634	$5,117
Domestic equity	35,277	31,618
International equity	2,614	2,447

Total mutual funds	$43,525	$39,182
Money market funds	1,225	1,321

Total[1]	$44,750	$40,503

[1]

Excludes $26.7 billion and $24.7 billion as of December 31, 2012 and 2011, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees and are primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2012 and 2011.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees. This no -lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $216 million and $162 million as of December 31, 2012 and 2011, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2012 and 2011.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2012	$992	$328	$12,321	56
December 31, 2011	$843	$311	$9,777	58

[1]

The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

[2]	Represents the weighted average attained age of contractholders.

(5)	Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Balance at beginning of year	$3,487	$3,125	$3,107
Capitalization of DAC	470	604	501
Amortization of DAC, excluding unlocks	(525)	(200)	(290)
Amortization of DAC related to unlocks	(50)	135	(9)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(133)	(177)	(184)

Balance at end of year	$3,249	$3,487	$3,125

[1]	The balances reflect a change in accounting principle, as described in Note 2.

During 2012, the Company incurred additional DAC amortization of $50 million related to the financial services operations as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

During 2011, the Company recognized a reduction in DAC amortization of $135 million related to the financial services operations as a result of the annual comprehensive review of model assumptions. The updated assumptions related to interest spread, mortality, maintenance expense and market performance assumptions. The 2011 reduction in DAC amortization reflects the impact of the retrospective change in accounting principle described in Note 2.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Value of Business Acquired

The following table summarizes changes in the VOBA balance for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Balance at beginning of year	$238	$259	$277
Amortization of VOBA, excluding unlocks	(22)	(29)	(33)
Amortization of VOBA related to unlocks	8	16	13
Net realized gains on investments	2	2	1
Adjustments to VOBA related to unrealized gains and losses on securities available-for-sale	(2)	(10)	1

Balance at end of year	$224	$238	$259

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $16 million, $17 million and $18 million during the years ended December 31, 2012, 2011 and 2010, respectively. Additionally, the VOBA gross carrying amount was $583 million and $585 million and accumulated amortization was $359 million and $347 million as of December 31, 2012 and 2011, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA
2013	$20
2014	$16
2015	$15
2016	$14
2017	$13

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(6)	Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2012
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$121	$—	$597
Obligations of states and political subdivisions	1,722	281	1	2,002
Debt securities issued by foreign governments	98	20	—	118
Corporate public securities	16,152	1,891	33	18,010
Corporate private securities	4,216	392	19	4,589
Residential mortgage-backed securities	4,506	267	106	4,667
Commercial mortgage-backed securities	1,219	133	15	1,337
Collateralized debt obligations	393	28	86	335
Other asset-backed securities	140	17	1	156

Total fixed maturity securities	$28,922	$3,150	$261	$31,811
Equity securities	15	5	—	20

Total available-for-sale securities	$28,937	$3,155	$261	$31,831

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$506	$124	$—	$630
Obligations of states and political subdivisions	1,501	177	—	1,678
Debt securities issued by foreign governments	102	18	—	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213

Total fixed maturity securities	$27,477	$2,334	$610	$29,201
Equity securities	19	2	1	20

Total available-for-sale securities	$27,496	$2,336	$611	$29,221

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell debt securities in an unrealized loss position. Investment losses, however, may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2012. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,394	$1,433
Due after one year through five years	7,316	7,993
Due after five years through ten years	8,295	9,283
Due after ten years	5,659	6,607

Subtotal	$22,664	$25,316
Residential mortgage-backed securities	4,506	4,667
Commercial mortgage-backed securities	1,219	1,337
Collateralized debt obligations	393	335
Other asset-backed securities	140	156

Total fixed maturity securities	$28,922	$31,811

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$2,894	$1,725
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(4)	(8)

Net unrealized gains on available-for-sale securities, before adjustments and taxes	$2,890	$1,717
Adjustment to DAC and VOBA[1]	(482)	(347)
Adjustment to future policy benefits and claims	(295)	(183)
Adjustment to policyholder dividend obligation	(177)	(132)
Deferred federal income tax expense	(672)	(362)

Net unrealized gains on available-for-sale securities	$1,264	$693

[1]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

(in millions)	December 31, 2012	December 31, 2011
Balance at beginning of year	$693	$376
Unrealized gains and losses arising during the period:
Net unrealized gains on available-for-sale securities before adjustments	990	896
Non-credit impairments and subsequent changes in fair value of those debt securities[1]	178	(11)
Net adjustments to DAC and VOBA[2]	(135)	(187)
Net adjustment to future policy benefits and claims	(112)	(210)
Net adjustment to policyholder dividend obligation	(45)	(42)
Related federal income tax expense	(308)	(147)

Change in unrealized gains on available-for-sale securities	$568	$299

Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($2 and $10 as of December 31, 2012 and 2011, respectively)	(3)	(18)

Change in net unrealized gains on available-for-sale securities	$571	$317

Balance at end of year	$1,264	$693

[1]	The non-credit portion of other-than-temporary impairments was $(48) million and $(226) million as of December 31, 2012 and 2011, respectively.
[2]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities
December 31, 2012
Fixed maturity securities:
Corporate public securities	$710	$11	68	$150	$22	10	$860	$33	78
Residential mortgage-backed securities	89	2	12	1,029	104	190	1,118	106	202
Collateralized debt obligations	27	1	5	151	85	36	178	86	41
Other asset-backed securities	326	4	23	296	32	46	622	36	69

Total	$1,152	$18	108	$1,626	$243	282	$2,778	$261	390

December 31, 2011
Fixed maturity securities:
Corporate public securities	$1,460	$62	150	$309	$49	54	$1,769	$111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	501	15	54	357	48	53	858	63	107

Total fixed maturity securities	$2,317	$88	266	$2,142	$522	386	$4,459	$610	652
Equity securities	7	1	10	—	—	31	7	1	41

Total	$2,324	$89	276	$2,142	$522	417	$4,466	$611	693

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes gross unrealized losses based on the ratio of fair value to amortized cost, for available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2012			December 31, 2011
(in millions)	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
99.9% - 80.0%	$18	$85	$103	$83	$158	$241
Less than 80.0%
Residential mortgage-backed securities	—	50	50	—	191	191
Collateralized debt obligations	—	72	72	1	121	122
Other	—	36	36	5	52	57

Total	$18	$243	$261	$89	$522	$611

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows is equal to or greater than the amortized cost basis of the securities. These unrealized losses represent temporary fluctuations in non-credit factors that are not indicative of other-than-temporary impairment.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Amortized cost:
Loans with non-specific reserves	$5,820	$5,672
Loans with specific reserves	51	136

Total amortized cost	$5,871	$5,808
Valuation allowance:
Non-specific reserves	$33	$33
Specific reserves	11	27

Total valuation allowance	$44	$60

Mortgage loans, net of allowance	$5,827	$5,748

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

(in millions)	December 31, 2012	December 31, 2011
Balance at beginning of year	$60	$96
Current period provision	1	25
Recoveries[1]	(15)	(7)
Charge offs and other	(2)	(54)

Balance at end of year	$44	$60

[1]	Includes recoveries on sales and increases in the valuations of loans with specific reserves.

The following table summarizes impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Amortized cost	$13	$26	$12	$—	$—	$51
Specific reserves	(2)	(7)	(2)	—	—	$(11)

Carrying value of impaired mortgage loans, net of allowance	$11	$19	$10	$—	$—	$40

December 31, 2011
Amortized cost	$8	$31	$20	$—	$77	$136
Specific reserves	(1)	(9)	(8)	—	(9)	(27)

Carrying value of impaired mortgage loans, net of allowance	$7	$22	$12	$—	$68	$109

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Average recorded investment	$9	$20	$11	$—	$34	$74
Interest income recognized	$1	$2	$1	$—	$6	$10
December 31, 2011
Average recorded investment	$7	$33	$23	$10	$91	$164
Interest income recognized	$1	$5	$3	$—	$8	$17

As of December 31, 2012 and 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00-1.10	Less than 1.00	Total
December 31, 2012:
Apartment	$1,119	$129	$62	$1,310	$1,303	$5	$2	$1,310
Warehouse	922	76	162	1,160	951	121	88	1,160
Office	776	55	42	873	783	16	74	873
Retail	1,940	250	86	2,276	2,139	92	45	2,276
Other	189	57	6	252	252	—	—	252

Total	$4,946	$567	$358	$5,871	$5,428	$234	$209	$5,871

Weighted-average DSC ratio	1.74	1.27	1.07	1.65	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	66%	76%	96%	68%

December 31, 2011:
Apartment	$805	$245	$89	$1,139	$1,112	$23	$4	$1,139
Warehouse	1,015	123	149	1,287	1,153	53	81	1,287
Office	595	104	76	775	656	69	50	775
Retail	1,878	220	147	2,245	2,074	104	67	2,245
Other	172	63	127	362	284	11	67	362

Total	$4,465	$755	$588	$5,808	$5,279	$260	$269	$5,808

Weighted-average DSC ratio	1.77	1.29	1.15	1.64	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	68%	81%	89%	69%

While the loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Securities Lending

The fair value of loaned securities was $130 million and $103 million as of December 31, 2012 and 2011, respectively. The Company received $133 million and $105 million of cash collateral on securities lending as of December 31, 2012 and 2011, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit and Pledged as Collateral

Available-for-sale securities with a carrying value of $9 million and $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2012 and 2011, respectively. Additionally, available-for-sale securities with a carrying value of $73 million were pledged as collateral to secure recoveries under reinsurance contracts and other financing agreements as of December 31, 2012. The Company had no amount pledged as collateral as of December 31, 2011. These securities primarily are included in fixed maturity securities in the consolidated balance sheets.

Tax Credit Funds

The Company has sold $859 million and $796 million in Tax Credit Funds to unrelated third parties as of December 31, 2012 and 2011, respectively. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027. The Company held immaterial reserves on these transactions as of December 31, 2012 and 2011. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $288 million. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. Net assets of all consolidated VIEs totaled $347 million and $345 million as of December 31, 2012 and 2011, respectively, which was composed primarily of other long-term investments of $348 million and $310 million as of December 31, 2012 and 2011, respectively. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two Tax Credit Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation. Previously, the Company was not deemed the primary beneficiary. As the managing member of the Tax Credit funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds. The impact of consolidation was an increase to noncontrolling interest of $46 million.

Unconsolidated VIEs

In addition to the consolidated VIEs described above, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $222 million and $220 million as of December 31, 2012 and 2011, respectively. In addition, the Company has made commitments for further investments in these VIEs of $66 million and $131 million as of December 31, 2012 and 2011, respectively.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Fixed maturity securities, available-for-sale	$1,506	$1,502	$1,474
Mortgage loans	366	370	396
Policy loans	53	56	55
Other	(45)	(34)	(41)

Gross investment income	$1,880	$1,894	$1,884

Investment expenses	55	50	59

Net investment income	$1,825	$1,844	$1,825

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Net derivative gains (losses)	$314	$(1,636)	$(385)
Realized gains on sales	48	64	176
Realized losses on sales	(23)	(45)	(43)
Other	11	8	16

Net realized investment gains (losses)	$350	$(1,609)	$(236)

Proceeds from the sale of available-for-sale securities were $796 million, $1.6 billion and $2.2 billion during the years ended December 31, 2012, 2011 and 2010, respectively. Gross gains of $47 million, $50 million and $172 million and gross losses of $20 million, $39 million and $17 million were realized on sales of available-for-sale securities during the years ended December 31, 2012, 2011 and 2010, respectively.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments, for the years ended:

(in millions)	Total	Included in other comprehensive income	Net
December 31, 2012
Fixed maturity securities	$68	$(36)	$32
Mortgage loans	(14)	—	(14)
Other	13	—	13

Other-than-temporary impairment losses	$67	$(36)	$31

December 31, 2011
Fixed maturity securities	$135	$(95)	$40
Mortgage loans	25	—	25
Other	2	—	2

Other-than-temporary impairment losses	$162	$(95)	$67

December 31, 2010
Fixed maturity securities	$330	$(174)	$156
Equity securities	5	—	5
Mortgage loans	59	—	59

Other-than-temporary impairment losses	$394	$(174)	$220

The following table summarizes cumulative credit losses, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Cumulative credit loss at beginning of year[1]	$328	$340	$417
New credit losses	18	8	31
Incremental credit losses	10	29	116
Losses related to securities included in the beginning balance sold or paid down during the period	(67)	(49)	(202)
Losses related to securities included in the beginning balance for which there was a change in intent	—	—	(22)

Cumulative credit loss at end of year[1]	$289	$328	$340

[1]

Cumulative credit losses are defined as the amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Foreign currency risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps and futures. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management. The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on specific corporate creditors. These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain liabilities and

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to economically hedge certain guaranteed benefit obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to economically hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps and futures are used to economically hedge foreign currency-denominated assets and liabilities and

•	credit default swaps are used to either buy or sell credit protection on a specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2012 and 2011, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2012
Derivatives designated and qualifying as hedging instruments	$4	$79	$21	$192
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,960	$21,216	$2,065	$23,746
Equity contracts	822	7,445	—	—
Total Return Swaps	4	1,513	32	1,551
Other derivative contracts	—	10	5	17

Total derivative positions[1]	$2,790	$30,263	$2,123	$25,506

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$11	$145	$29	$310
Derivatives not designated as hedging instruments:
Interest rate contracts	$2,182	$21,732	$2,142	$20,955
Equity contracts	1,004	7,162	—	—
Total Return Swaps	10	892	37	2,409
Other derivative contracts	1	13	7	17

Total derivative positions[1]	$3,208	$29,944	$2,215	$23,691

[1]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company’s derivative positions, primarily offset by master netting agreements and collateral received from or posted with counterparties, resulted in immaterial net uncollateralized derivative asset and liability positions as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company held cash collateral from derivative counterparties of $798 million and $1.0 billion, respectively. The Company did not hold securities as off-balance sheet collateral as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company had posted cash collateral of $228 million and $223 million, respectively, and pledged securities with a fair value of $148 million and $152 million, respectively, with derivative counterparties.

The fair value of embedded derivatives on life and annuity programs was $748 million and $1.9 billion as of December 31, 2012 and 2011, respectively, which is included in future policy benefits and claims in the consolidated balance sheets.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Derivatives designated and qualifying as hedging instruments	$(1)	$(4)	$(9)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(125)	$(44)	$(39)
Equity contracts	(665)	(45)	(389)
Total return swaps	(343)	(17)	(136)
Other derivative contracts	(1)	(6)	(20)
Net interest settlements	53	34	16

Total derivative losses[1]	$(1,082)	$(82)	$(577)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	1,185	(1,674)	98
Other revenue on guaranteed benefit annuity programs	211	120	94

Change in embedded derivative liabilities and related fees	$1,396	$(1,554)	$192

Net realized derivative gains (losses)	$314	$(1,636)	$(385)

[1]

Included in total derivative losses are economic hedging losses of $827 million, gains of $1.0 billion, and losses of $347 million related to the guaranteed benefit annuity programs for the years ended December 31, 2012, 2011 and 2010, respectively.

[2]

As part of the Company’s annual comprehensive review of DAC model assumptions, all relevant assumptions impacting the fair value of embedded derivatives on guaranteed benefit annuity programs are also reviewed and updated. For the individual variable annuity business, the change in the embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2012 includes updated assumptions in lapse, mortality, withdrawal behavior and benefit utilization. The change in embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2011 includes updated assumptions in lapse, mortality and withdrawal behavior. Refer to Note 2 for further discussion of the annual review of DAC model assumptions.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(8)	Fair Value Measurements

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$592	$2	$3	$597
Obligations of states and political subdivisions	—	2,002	—	2,002
Debt securities issued by foreign governments	73	45	—	118
Corporate public securities	1	17,890	119	18,010
Corporate private securities	—	3,817	772	4,589
Residential mortgage-backed securities	484	4,173	10	4,667
Commercial mortgage-backed securities	—	1,335	2	1,337
Collateralized debt obligations	—	53	282	335
Other asset-backed securities	—	147	9	156

Total fixed maturity securities at fair value	$1,150	$29,464	$1,197	$31,811
Equity securities	—	12	8	20
Short-term investments	45	989	—	1,034
Trading securities	—	—	54	54

Total other investments at fair value	$45	$1,001	$62	$1,108

Investments at fair value	$1,195	$30,465	$1,259	$32,919

Derivative assets	—	1,968	822	2,790
Separate account assets	68,185	1,230	2,025	71,440

Assets at fair value	$69,380	$33,663	$4,106	$107,149

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(657)	$(657)
Indexed products	—	—	(91)	(91)

Total future policy benefits and claims	$—	$—	$(748)	$(748)
Derivative liabilities	—	(2,118)	(5)	(2,123)

Liabilities at fair value	$—	$(2,118)	$(753)	$(2,871)

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012:

	Balance as of December 31, 2011	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2012
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,209	$2	$13	$69	$(187)	$40	$(374)	$772
Collateralized debt obligations	247	2	53	36	(56)	—	—	282
Other fixed maturity securities	135	—	11	2	(13)	11	(3)	143

Total fixed maturity securities at fair value[2]	$1,591	$4	$77	$107	$(256)	$51	$(377)	$1,197
Other investments at fair value	43	16	3	—	—	—	—	62
Derivative assets[3]	1,004	(353)	—	350	(179)	—	—	822
Separate account assets	1,952	73	—	—	—	—	—	2,025

Assets at fair value	$4,590	$(260)	$80	$457	$(435)	$51	$(377)	$4,106

Liabilities
Future policy benefits and claims:
Living benefits	$(1,842)	$1,185	$—	$—	$—	$—	$—	$(657)
Indexed products	(63)	(28)	—	—	—	—	—	(91)

Total future policy benefits and claims	$(1,905)	$1,157	$—	$—	$—	$—	$—	$(748)
Derivative liabilities[3]	(6)	1	—	—	—	—	—	(5)

Liabilities at fair value	$(1,911)	$1,158	$—	$—	$—	$—	$—	$(753)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held as of the end of the year was $16 million for other investments at fair value, $(257) million for derivative assets, $1.2 billion for future policy benefits and claims and $(1) million for derivative liabilities.

[2]	Non-binding broker quotes were utilized to determine fair value of $1.1 billion of total fixed maturity securities as of December 31, 2012.
[3]	Non-binding broker quotes were utilized to determine fair value of all Level 3 derivative assets and liabilities.

During the year ended December 31, 2012, transfers from Level 1 to Level 2 within the debt securities issued by foreign governments were $42 million. There were no transfers from Level 2 to Level 1 during the year ended December 31, 2012.

Transfers into and out of Level 3 during the year ended December 31, 2012 represent changes in the sources used to price certain securities and the Company’s assumptions related to the observability of certain inputs.

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees incorporates many inputs, including significant unobservable inputs for mortality, lapse rates, wait period and benefit utilization. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated as the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a standard deterministic approach.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2012:

Unobservable Inputs	Range
Mortality	0.1%-8%[2]
Lapse	0%-35%
Wait period	0 yrs – 30 yrs[3]
Efficiency of benefit utilization[1]	70%-100%
Non-performance risk	See footnote 4
Index volatility	15%-25%

[1]	The unobservable input is not applicable to GMABs.
[2]	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
[3]	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
[4]

To reflect non-performance risk, benefits paid to policyholders are assumed to be reduced by 10% within the discounted cash flows projection whenever the S&P index is simulated to go below a certain threshold designed to represent non-performance.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

Higher non-performance risk tends to decrease the value of the liability and lower non-performance risk tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until a seven year guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.6 billion and $1.3 billion as of December 31, 2012 and 2011, respectively.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$620	$6	$4	$630
Obligations of states and political subdivisions	—	1,678	—	1,678
Debt securities issued by foreign governments	120	—	—	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	—	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	—	1,377	2	1,379
Collateralized debt obligations	—	55	247	302
Other asset-backed securities	—	209	4	213

Total fixed maturity securities at fair value	$1,304	$26,306	$1,591	$29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	—	1,125
Trading securities	—	—	38	38

Total other investments at fair value	$24	$1,116	$43	$1,183

Investments at fair value	$1,328	$27,422	$1,634	$30,384

Derivative assets	—	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194

Assets at fair value	$63,570	$30,626	$4,590	$98,786

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(1,842)	$(1,842)
Indexed products	—	—	(63)	(63)

Total future policy benefits and claims	$—	$—	$(1,905)	$(1,905)
Derivative liabilities	—	(2,209)	(6)	(2,215)

Liabilities at fair value	$—	$(2,209)	$(1,911)	$(4,120)

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011:

	Balance as of December 31, 2010	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2011
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,161	$(10)	$26	$161	$(242)	$163	$(50)	$1,209
Collateralized debt obligations	191	(2)	5	87	(34)	—	—	247
Other fixed maturity securities	143	5	4	57	(63)	4	(15)	135

Total fixed maturity securities at fair value	$1,495	$(7)	$35	$305	$(339)	$167	$(65)	$1,591
Other investments at fair value	45	(4)	—	5	(3)	—	—	43
Derivative assets	211	131	—	719	(57)	—	—	1,004
Separate account assets	1,805	147	—	—	—	—	—	1,952

Assets at fair value	$3,556	$267	$35	$1,029	$(399)	$167	$(65)	$4,590

Liabilities
Future policy benefits and claims:
Living benefits	$(168)	$(1,674)	$—	$—	$—	$—	$—	$(1,842)
Indexed products	(58)	(5)	—	—	—	—	—	(63)

Total future policy benefits and claims	$(226)	$(1,679)	$—	$—	$—	$—	$—	$(1,905)
Derivative liabilities	(4)	(2)	—	—	—	—	—	(6)

Liabilities at fair value	$(230)	$(1,681)	$—	$—	$—	$—	$—	$(1,911)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder account values. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held at the end of the year was $(6) million for other investments at fair value, $154 million for derivative assets and $(1.7) million for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities. There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value on a Nonrecurring Basis

The Company measures certain mortgage loans at fair value, or fair value of the collateral, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates. Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value. Each of these methodologies is considered to represent a Level 3 fair value measurement. Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2012				December 31, 2011
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value
Assets
Investments:
Mortgage loans, net of allowance	$5,827	$5,988	$—	$5,988	$5,748	$5,861
Policy loans	$980	$980	$—	$980	$1,008	$1,008

Liabilities
Investment contracts	$20,123	$19,561	$—	$19,561	$18,318	$17,992
Short-term debt	$300	$300	$—	$300	$777	$777
Long-term debt	$1,038	$1,323	$1,282	$41	$991	$1,081

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2010	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2011	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2012	$25	$175	$200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2012, 2011 and 2010. As of the 2012, 2011 and 2010 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of December 31, 2012 and 2011 have not been previously impaired.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Liabilities:
Future policyholder benefits	$1,732	$1,761
Policyholder funds and accumulated dividends	142	143
Policyholder dividends payable	24	27
Policyholder dividend obligation	198	156
Other policy obligations and liabilities	32	26

Total liabilities	$2,128	$2,113

Assets:
Fixed maturity securities, available-for-sale	$1,511	$1,424
Mortgage loans, net of allowance	183	210
Policy loans	164	170
Other assets	77	105

Total assets	$1,935	$1,909

Excess of reported liabilities over assets	193	204

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$45	$42
Adjustment to policyholder dividend obligation	(45)	(42)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$193	$204

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,511	$1,424
Amortized cost	1,334	1,292
Shadow policyholder dividend obligation	(177)	(132)

Net unrealized appreciation	$—	$—

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes closed block operations for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Revenues:
Premiums	$73	$77	$83
Net investment income	98	102	101
Realized investment gains (losses)	1	(3)	(3)
Realized losses credited to policyholder benefit obligation	(5)	(1)	(1)

Total revenues	$167	$175	$180

Benefits and expenses:
Policy and contract benefits	$134	$145	$131
Change in future policyholder benefits and interest credited to policyholder accounts	(27)	(35)	(23)
Policyholder dividends	50	55	56
Change in policyholder dividend obligation	(8)	(8)	(3)
Other expenses	1	1	1

Total benefits and expenses	$150	$158	$162

Total revenues, net of benefits and expenses, before federal income tax expense	$17	$17	$18
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$11	$11	$12

Maximum future earnings from assets and liabilities:
Beginning of period	$204	$215	$227
Change during period	(11)	(11)	(12)

End of period	$193	$204	$215

Cumulative closed block earnings from inception through December 31, 2012, 2011 and 2010 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $21 million, $23 million and $31 million as of December 31, 2012, 2011 and 2010, respectively.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year and all other debt instruments as long-term.

The following table summarizes short-term debt and weighted average annual interest rates, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
$600 million commercial paper program (0.29% and 0.30%, respectively)	$300	$300
$600 million promissory note and line of credit (1.90% and 1.73%, respectively)	$—	$477

Total short-term debt	$300	$777

In March 2012, NLIC entered into an agreement with the FHLB that allows the Company access to borrow up to $250 million and expires on March 21, 2013. The Company had $10.2 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2012. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving variable rate credit facility upon expiration of its existing facility of the same amount. The new facility matures on May 6, 2015 and is subject to various covenants, as defined in the agreement. NLIC had no amounts outstanding under the facility as of December 31, 2012 and 2011.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. LIBOR plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. As of December 31, 2012, the agreement was cancelled with no outstanding balance.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2012 and 2011.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2012 and 2011.

The amount of interest paid on short-term debt was $6 million in 2012, $5 million in 2011 and immaterial in 2010.

(12)	Long-Term Debt

The following table summarizes long-term debt, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	297	285
Other	41	6

Total long-term debt	$1,038	$991

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. The note is redeemable in full or partial amount at any time subject to proper notice and approval. A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly. Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement. The maximum amount outstanding under the agreement is $313 million in 2016. The Company made interest payments on this surplus note totaling $10 million and $9 million for the years ending December 31, 2012 and 2011, respectively. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2012, 2011 and 2010. Payments of interest and principal under the notes require the prior approval of the ODI.

(13)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) before loss attributable to noncontrolling interests, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Current tax (benefit) expense	$(144)	$55	$(91)
Deferred tax expense (benefit)	243	(482)	103

Total tax expense (benefit)	$99	$(427)	$12

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) before loss attributable to noncontrolling interests, for the years ended:

	December 31, 2012		December 31, 2011[1]		December 31, 2010[1]
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$245	35%	$(297)	35%	$59	35%
Dividends received deduction	(75)	(11)%	(99)	12%	(50)	(29)%
Impact of noncontrolling interest	21	3%	20	(3)%	21	12%
Tax credits	(85)	(12)%	(30)	3%	(27)	(16)%
Change in tax contingency reserve	(4)	(1)%	(15)	2%	(5)	(3)%
Other, net	(3)	(1)%	(6)	1%	14	8%

Total	$99	14%	$(427)	50%	$12	7%

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The Company’s current federal income tax receivable was $61 million and $16 million as of December 31, 2012 and 2011, respectively.

Total federal income taxes (refunded) paid were $(95) million, $121 million, and $(35) million for the years ended December 31, 2012, 2011, and 2010, respectively.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

No material changes in estimated income tax expense were recorded in 2012 or 2010. During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (“DRD”).

As of December 31, 2012, the Company has $87 million in low-income-housing credit carryforwards, which expire between 2024 and 2032, and $169 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company has $32 million in foreign tax credit carryforwards which expire between 2019 and 2022. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax (liability) asset included in other assets in the consolidated balance sheets, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011[1]
Deferred tax assets:
Future policy benefits and claims	$1,295	$1,193
Derivatives	94	574
Tax credit carryforwards	288	185
Other	478	330

Gross deferred tax assets	$2,155	$2,282
Valuation allowance	(18)	(18)

Net deferred tax assets	$2,137	$2,264

Deferred tax liabilities:
Deferred policy acquisition costs	$(874)	$(963)
Available-for-sale securities	(1,338)	(840)
Value of business acquired	(81)	(86)
Other	(158)	(148)

Gross deferred tax liabilities	$(2,451)	$(2,037)

Net deferred tax (liability) asset	$(314)	$227

[1]	The balances reflect a change in accounting principle, as described in Note 2.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. The valuation allowance was $18 million as of December 31, 2012 and 2011. There was no change in valuation allowance for the year ended December 31, 2012 or 2010, while there was a change of $6 million for the year ended December 31, 2011. Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2012	2011	2010
Balance at beginning of period	$76	$119	$95
Additions for current year tax positions	(2)	9	18
Additions for prior years tax positions	25	—	19
Reductions for prior years tax positions	(63)	(52)	(13)

Balance at end of period	$36	$76	$119

The Company does not anticipate any significant changes to unrecognized tax benefits during the next twelve months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2008 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and materially differ from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiary for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Statutory net income (loss)
NLIC	$764	$18	$560
NLAIC	$(65)	$(61)	$(50)

Statutory capital and surplus
NLIC	$3,837	$3,591	$3,686
NLAIC	$280	$302	$287

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. During the year ended December 31, 2011 and 2010, NLIC did not pay any dividends to NFS. As of January 1, 2013, NLIC has the ability to pay dividends to NFS totaling $724 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2012, 2011 and 2010, the Company made payments to NMIC and NSC totaling $283 million, $241 million and $250 million, respectively.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.2 billion and $3.0 billion as of December 31, 2012 and 2011, respectively. Total revenues from these contracts were $140 million, $148 million and $139 million for the years ended December 31, 2012, 2011 and 2010, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $113 million, $122 million and $115 million for the years ended December 31, 2012, 2011 and 2010, respectively. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2012, 2011 and 2010, the Company made lease payments to NMIC of $15 million, $14 million and $20 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2012, 2011 and 2010 were $161 million, $203 million and $209 million, respectively, while benefits, claims and expenses ceded during these years were $167 million, $212 million and $241 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2012 and 2011, customer allocations to NFG funds totaled $45.0 billion and $39.7 billion, respectively. For the years ended December 31, 2012, 2011 and 2010, NFG paid the Company $144 million, $129 million and $103 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $854 million and $994 million as of December 31, 2012 and 2011, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2012, 2011 and 2010 were $54 million, $64 million and $61 million, respectively.

During 2012, the Company had no sales of commercial mortgage loans to NMIC. During 2011, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million to NMIC. The sale resulted in a net realized loss of $5 million in 2011.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2012 and 2011, the Company had notes receivable outstanding of $126 million and $148 million, respectively.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and twenty-one other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.

Other jurisdictions may pursue similar investigations, examinations or inquires. The results of these investigations, examinations or inquiries could result in the payment or escheatment of unclaimed death benefits, and/or changes in the Company’s practices and procedures to its claims handling and escheat processes, all of which could impact claim payments and reserves and/or result in payment of investigation costs, fines or penalties.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (“ASEA”) Plan, excluding members of the Deferred Compensation Committee, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. The Company has until March 29, 2013 to file a notice of appeal. The Court has taken the matter under advisement. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the U.S. District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables. The complaint further alleges that NMIC and NLIC are not conducting such a review. The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews. The complaint seeks certification as a class action. NMIC and NLIC filed a motion to dismiss. By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit. On January 30, 2012, plaintiffs filed their appeal. On October 24, 2012, the Court of Appeals affirmed the dismissal. On November 9, 2012, plaintiffs filed a petition for rehearing en banc. On December 14, 2012, the Court of Appeals denied the petition for rehearing. Plaintiffs filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. NMIC and NLIC have filed an opposition memorandum.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action suit in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008 the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and answers of defendants are due on March 5, 2013.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Premiums
Direct	$890	$832	$808
Assumed	—	—	5
Ceded	(255)	(301)	(329)

Net	$635	$531	$484

Life, accident and health insurance in force
Direct	$216,002	$209,732	$208,920
Assumed	5	5	10
Ceded	(59,895)	(60,499)	(64,755)

Net	$156,112	$149,238	$144,175

Total amounts recoverable under reinsurance contracts totaled $684 million, $704 million and $739 million as of December 31, 2012, 2011 and 2010, respectively.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (“IRC”) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products; traditional life insurance products; and fixed universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions - Annuity segment; other-than-temporary impairment losses and other revenues and expenses not allocated to other segments.

53

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	301	—	635
Net investment income	551	736	536	2	1,825
Non-operating net realized investment gains[1]	—	—	—	459	459
Other-than-temporary impairment losses	—	—	—	(31)	(31)
Other revenues[2]	(124)	—	—	22	(102)

Total revenues	$1,660	$830	$1,514	$452	$4,456

Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	595	—	615	17	1,227
Policyholder dividends	—	—	54	—	54
Amortization of DAC	185	14	150	226	575
Interest expense	—	—	—	68	68
Other operating expenses	285	163	255	92	795

Total benefits and expenses	$1,440	$634	$1,273	$410	$3,757

Income before federal income taxes and noncontrolling interests	$220	$196	$241	$42	$699

Less: non-operating net realized investment gains[1]	—	—	—	(459)
Less: non-operating net other-than-temporary impairment losses	—	—	—	31
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$220	$196	$241	$(82)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

54

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2011[3]
Revenues:
Policy charges	$781	$96	$629	$—	$1,506
Premiums	234	—	297	—	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses[1]	—	—	—	(1,546)	(1,546)
Other-than-temporary impairment losses	—	—	—	(67)	(67)
Other revenues[2]	(59)	—	—	(1)	(60)

Total revenues	$1,483	$811	$1,459	$(1,545)	$2,208

Benefits and expenses:
Interest credited to policyholder accounts	$374	$441	$198	$20	$1,033
Benefits and claims	476	—	598	(12)	1,062
Policyholder dividends	—	—	67	—	67
Amortization of DAC	80	11	75	(101)	65
Interest expense	—	—	—	70	70
Other operating expenses	269	166	238	87	760

Total benefits and expenses	$1,199	$618	$1,176	$64	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$284	$193	$283	$(1,609)	$(849)

Less: non-operating net realized investment losses[1]	—	—	—	1,546
Less: non-operating net other-than-temporary impairment losses	—	—	—	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(115)
Less: net loss attributable to noncontrolling interest	—	—	—	56

Pre-tax operating earnings (loss)	$284	$193	$283	$(55)

Assets as of year end	$57,741	$25,114	$22,503	$6,628	$111,986

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

55

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2010[3]
Revenues:
Policy charges	$646	$98	$652	$3	$1,399
Premiums	209	—	275	—	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses[1]	—	—	—	(177)	(177)
Other-than-temporary impairment losses	—	—	—	(220)	(220)
Other revenues[2]	(82)	—	—	25	(57)

Total revenues	$1,342	$789	$1,437	$(314)	$3,254

Benefits and expenses:
Interest credited to policyholder accounts	$391	$424	$199	$42	$1,056
Benefits and claims	354	—	524	(5)	873
Policyholder dividends	—	—	78	—	78
Amortization of DAC	192	9	136	(38)	299
Interest expense	—	—	—	55	55
Other operating expenses	244	165	237	76	722

Total benefits and expenses	$1,181	$598	$1,174	$130	$3,083

Income (loss) before federal income taxes and noncontrolling interests	$161	$191	$263	$(444)	$171

Less: non-operating net realized investment gains[1]	—	—	—	177
Less: non-operating net other-than-temporary impairment losses	—	—	—	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(48)
Less: net loss attributable to noncontrolling interest	—	—	—	60

Pre-tax operating earnings (loss)	$161	$191	$263	$(35)

Assets as of year end	$52,786	$25,502	$22,434	$5,828	$106,550

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

56

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2012 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$597	$597
Obligations of states and political subdivisions	1,722	2,002	2,002
Debt securities issued by foreign governments	98	118	118
Public utilities	2,374	2,684	2,684
All other corporate	24,252	26,410	26,410

Total fixed maturity securities, available-for-sale	$28,922	$31,811	$31,811

Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$5	$8	$8
Nonredeemable preferred stocks	10	12	12

Total equity securities, available-for-sale	$15	$20	$20

Trading assets	49	54	54
Mortgage loans, net of allowance	5,871		5,827	[1]
Policy loans	980		980
Other investments	565		565
Short-term investments	1,034		1,034

Total investments	$37,436		$40,291

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

57

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2012, 2011 and 2010 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[3]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

2011
IPS - Annuity	$2,232	$12,550			$234
Retirement Plans	172	12,638			—
IPS - Life and NBSG	1,421	9,338			297
Corporate and Other	(338)	726			—

Total	$3,487	$35,252			$531

2010
IPS - Annuity	$1,761	$10,541			$209
Retirement Plans	172	11,874			—
IPS - Life and NBSG	1,354	9,163			275
Corporate and Other	(162)	1,098			—

Total	$3,125	$32,676			$484

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs[3]	Other operating expenses[2,3]	Premiums written
2012
IPS - Annuity	$551	$970	$185	$285
Retirement Plans	736	457	14	163
IPS - Life and NBSG	536	868	150	255
Corporate and Other	2	24	226	160

Total	$1,825	$2,319	$575	$863

2011
IPS - Annuity	$527	$850	$80	$269
Retirement Plans	715	441	11	166
IPS - Life and NBSG	533	863	75	238
Corporate and Other	69	8	(101)	157

Total	$1,844	$2,162	$65	$830

2010
IPS - Annuity	$569	$745	$192	$244
Retirement Plans	691	424	9	165
IPS - Life and NBSG	510	801	136	237
Corporate and Other	55	37	(38)	131

Total	$1,825	$2,007	$299	$777

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

[3]	The 2011 and 2010 balances reflect a change in accounting principle, as described in Note 2.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

58

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV Reinsurance

As of December 31, 2012, 2011 and 2010 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2012
Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—

Premiums:
Life insurance [1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

2011

Life, accident and health insurance in force	$209,732	$(60,499)	$5	$149,238	—

Premiums:
Life insurance [1]	$596	$(65)	$—	$531	—
Accident and health insurance	236	(236)	—	—	—

Total	$832	$(301)	$—	$531	—

2010

Life, accident and health insurance in force	$208,920	$(64,755)	$10	$144,175	—

Premiums:
Life insurance [1]	$570	$(88)	$1	$483	0.2%
Accident and health insurance	238	(241)	4	1	NM

Total	$808	$(329)	$5	$484	1.0%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

59

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2012, 2011, and 2010 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44
2011
Valuation allowances - mortgage loans	$96	$25	$—	$61	$60
2010
Valuation allowances - mortgage loans	$77	$66	$—	$47	$96

[1]	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

60

PART C. OTHER INFORMATION
Item 26. Exhibits
a)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously on Form N8B-2 for the NW VLI Separate Account – 2 (033-62795) and hereby incorporated by reference.
b)	Not Applicable
c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with the Post-Effective Amendment No. 18 (033-42180) and hereby incorporated by reference.
d)	The form of the contract – Filed previously with initial registration statement (033-42180) and hereby incorporated by reference.
e)	The form of the contract application – Filed previously with initial registration statement (033-42180) and hereby incorporated by reference.
f)	Depositor's Certificate of Incorporation and By-Laws.
1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.
3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.
g)	Reinsurance Contracts -Filed previously with registration statement (333-31725) and hereby incorporated by reference.
h)	Participation Agreements - The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm".
2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2"
3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm".
4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm".
5)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".
6)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm".
7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm".
8)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document "janusfpa99h9b.htm".
9)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm".
10)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm".

11)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007, as amended, under document "nwfpa99h12b.htm".
12)	Fund Participation Agreement with Neuberger Berman Management, Inc. dated January 1, 2006, under document "neuberfpa99h13.htm".
13)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm".
14)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm".
15)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co., Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
16)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm".
17)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.) dated April 13, 2004, as amended, as document "blackrockfpa.htm".
18)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC dated March 28, 2002, as amended, as document "pimcofpa.htm".
19)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm".
20)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document "vaneckfpa.htm".
21)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc. dated December 1, 2000, as amended, as document "waddellreedfpa.htm".
22)	Administrative Services Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargofpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008 with post-effective amendment number 20 of registration statement (333-62692) under Exhibit (26)(h), and is hereby incorporated by reference.
23)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm".
The following Fund Participation Agreement was previously filed on April 12, 2011 with Post-Effective Amendment No. 43 of registration statement (333-43671) under Exhibit 26(h), and is hereby incorporated by reference.
24)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document "delawarefpa.htm".
25)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998, under document "goldmansachsfpa.htm".
The following Fund Participation Agreement was previously filed on June 11, 2012 with post-effective amendment number 28 of registration statement (333-62692) under Exhibit (26)(h), and is hereby incorporated by reference.
26)	Fund Participation Agreement with Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC., dated February 8, 2012, as document "northernlightsfpa.htm".
i)	Not Applicable

j)	Not Applicable
k)	Opinion of Counsel – Filed previously with the registration statement on Form S-6 (033-42180) and hereby incorporated by reference.
l)	Not Applicable
m)	Not Applicable
n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
o)	Not Applicable
p)	Not Applicable
q)	Redeemability Exemption – Filed previously with registration statement (333-31725) on December 21, 2009 under document "exhibit_26q.htm" and is hereby incorporated by reference.
99)	Power of Attorney – Attached hereto.

Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC3	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Community Development Corporation, LLC[3]	Ohio	The company holds investments in low-income housing funds.
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account

Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 32. Management Services
Not Applicable
Item 33. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 26, 2013.
Nationwide VLI Separate Account-2
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 26, 2013.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President - Distribution and Sales and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact